UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2013

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	DECEMBER 31, 2013

Core Equity Plus Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Statement of Cash Flows	16
Notes to Financial Statements	17
Financial Highlights	23
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Stock Indices and Government Bond Yields Peaked at Year End

Stock indices and government bond yields mostly climbed during the six-month period. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks, low inflation, and investor optimism. These factors translated into outperformance by riskier assets—such as small-cap growth stocks and high-yield corporate bonds—and underperformance for more conservative/defensive stock and bond sectors. In this environment, the S&P 500 Index advanced 16.31%, reaching an all-time high, and the 10-year U.S. Treasury bond returned –3.09% as its yield climbed to 3.03%.

Stocks overcame—and U.S. Treasury bonds were temporarily bolstered by—volatility and uncertainty caused by the U.S. federal budget battle and temporary government shutdown. Other hurdles included the Treasury market’s “Taper Tantrum,” which pushed mortgage interest rates higher and tempered the U.S. housing market’s recovery. The housing and labor markets improved enough though to convince U.S. monetary policymakers to finally announce a reduction in their monthly bond-buying program. However, low inflation and other signs that the economy has not fully recovered kept the reduction modest and persuaded the policymakers to reaffirm plans to keep short-term interest rates low for an extended period.

Looking ahead, there’s less uncertainty than a year ago about U.S. monetary policies, the U.S. fiscal picture, and global economic strength, but headwinds persist. Stocks should not be expected to duplicate 2013’s results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of December 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ACPVX	18.39%	35.44%(2)	22.87%	10/31/11
S&P 500 Index	—	16.31%	32.39%	22.31%	—
Institutional Class	ACPKX	18.51%	35.69%(2)	23.11%	10/31/11
A Class No sales charge* With sales charge*	ACPQX	18.23% 11.46%	35.10%(2) 27.30%	22.57% 19.27%	10/31/11
C Class No sales charge* With sales charge*	ACPHX	17.79% 16.79%	34.05%(2) 34.05%(2)	21.62% 21.62%	10/31/11
R Class	ACPWX	18.09%	34.81%(2)	22.25%	10/31/11

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.87%	1.67%	2.12%	2.87%	2.37%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. In addition, its investment approach may involve higher price volatility, short sales risk, leverage risk and overweighting risk.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2013
Top Ten Long Holdings	% of net assets
Apple, Inc.	3.79%
Google, Inc., Class A	2.73%
Microsoft Corp.	2.44%
Johnson & Johnson	2.27%
Pfizer, Inc.	1.96%
Exxon Mobil Corp.	1.91%
Citigroup, Inc.	1.68%
Merck & Co., Inc.	1.64%
Oracle Corp.	1.61%
QUALCOMM, Inc.	1.50%

Top Five Short Holdings	% of net assets
Conn’s, Inc.	(0.96)%
DigitalGlobe, Inc.	(0.87)%
Loral Space & Communications, Inc.	(0.85)%
Stratasys Ltd.	(0.83)%
Toll Brothers, Inc.	(0.81)%

Types of Investments in Portfolio	% of net assets
Common Stocks	128.7%
Common Stocks Sold Short	(30.1)%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	0.3%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(1) 7/1/13 – 12/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,183.90	$10.18	1.85%
Institutional Class	$1,000	$1,185.10	$9.09	1.65%
A Class	$1,000	$1,182.30	$11.55	2.10%
C Class	$1,000	$1,177.90	$15.65	2.85%
R Class	$1,000	$1,180.90	$12.92	2.35%
Hypothetical
Investor Class	$1,000	$1,015.88	$9.40	1.85%
Institutional Class	$1,000	$1,016.89	$8.39	1.65%
A Class	$1,000	$1,014.62	$10.66	2.10%
C Class	$1,000	$1,010.84	$14.44	2.85%
R Class	$1,000	$1,013.36	$11.93	2.35%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 128.7%
AEROSPACE AND DEFENSE — 6.5%
Alliant Techsystems, Inc.	6,479	$ 788,365
Boeing Co. (The)(1)	13,538	1,847,801
Esterline Technologies Corp.(2)	6,758	689,046
General Dynamics Corp.(1)	13,254	1,266,420
Honeywell International, Inc.(1)	16,729	1,528,529
L-3 Communications Holdings, Inc.	1,252	133,789
Northrop Grumman Corp.(1)	11,191	1,282,600
Raytheon Co.(1)	15,337	1,391,066
Rockwell Collins, Inc.	4,742	350,528
		9,278,144
AIRLINES — 0.9%
Delta Air Lines, Inc.	31,925	876,980
Southwest Airlines Co.	24,181	455,570
		1,332,550
AUTO COMPONENTS — 1.7%
Gentex Corp.(1)	38,185	1,259,723
Johnson Controls, Inc.	21,713	1,113,877
		2,373,600
BEVERAGES — 0.4%
Coca-Cola Co. (The)(1)	6,654	274,877
PepsiCo, Inc.(1)	3,543	293,856
		568,733
BIOTECHNOLOGY — 2.7%
Amgen, Inc.(1)	9,243	1,055,181
Biogen Idec, Inc.(1)(2)	1,676	468,861
Celgene Corp.(1)(2)	5,414	914,750
Gilead Sciences, Inc.(1)(2)	8,626	648,244
Myriad Genetics, Inc.(2)	14,078	295,356
United Therapeutics Corp.(1)(2)	3,399	384,359
		3,766,751
CAPITAL MARKETS — 2.1%
Evercore Partners, Inc., Class A	1,154	68,986
Financial Engines, Inc.	7,066	490,946
Franklin Resources, Inc.	18,491	1,067,485
Goldman Sachs Group, Inc. (The)(1)	3,369	597,189
SEI Investments Co.(1)	22,576	784,065
		3,008,671
CHEMICALS — 5.5%
Ashland, Inc.	3,206	311,110
Dow Chemical Co. (The)(1)	35,622	1,581,617
Eastman Chemical Co.	10,287	830,161
LyondellBasell Industries NV, Class A(1)	12,092	970,746
Olin Corp.	15,688	452,599
Potash Corp. of Saskatchewan, Inc.(1)	30,255	997,205
PPG Industries, Inc.	7,561	1,434,019
Sigma-Aldrich Corp.(1)	12,964	1,218,745
		7,796,202
COMMERCIAL BANKS — 0.6%
Wells Fargo & Co.(1)	17,829	809,437
COMMERCIAL SERVICES AND SUPPLIES — 1.5%
Deluxe Corp.(1)	17,495	913,064
RR Donnelley & Sons Co.(1)	61,155	1,240,223
		2,153,287
COMMUNICATIONS EQUIPMENT — 3.7%
Brocade Communications Systems, Inc.(1)(2)	119,948	1,063,939
Cisco Systems, Inc.(1)	93,915	2,108,392
QUALCOMM, Inc.(1)	28,783	2,137,137
		5,309,468
COMPUTERS AND PERIPHERALS — 6.2%
Apple, Inc.(1)	9,604	5,388,901
EMC Corp.(1)	61,476	1,546,121
Hewlett-Packard Co.(1)	48,016	1,343,488
NetApp, Inc.	2,216	91,166
Seagate Technology plc(1)	2,569	144,275
Western Digital Corp.	3,232	271,165
		8,785,116
CONSTRUCTION AND ENGINEERING — 0.7%
AECOM Technology Corp.(1)(2)	35,122	1,033,640
CONSUMER FINANCE — 1.7%
Cash America International, Inc.(1)	28,452	1,089,712
Credit Acceptance Corp.(2)	4,701	611,083
Portfolio Recovery Associates, Inc.(2)	14,629	772,996
		2,473,791
CONTAINERS AND PACKAGING — 3.3%
Avery Dennison Corp.	7,148	358,758
Owens-Illinois, Inc.(1)(2)	19,653	703,184
Packaging Corp. of America(1)	18,314	1,158,910
Sealed Air Corp.	29,529	1,005,463
Silgan Holdings, Inc.(1)	15,222	730,960
Sonoco Products Co.(1)	18,682	779,413
		4,736,688

7

Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Education Group, Inc., Class A(2)	4,563	$ 124,661
DIVERSIFIED FINANCIAL SERVICES — 3.9%
Bank of America Corp.(1)	16,587	258,260
Berkshire Hathaway, Inc., Class B(1)(2)	6,589	781,192
Citigroup, Inc.(1)	45,891	2,391,380
JPMorgan Chase & Co.(1)	13,115	766,965
Moody’s Corp.(1)	10,443	819,462
MSCI, Inc., Class A(1)(2)	10,558	461,596
		5,478,855
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc.(1)	15,368	540,339
Verizon Communications, Inc.(1)	26,937	1,323,684
		1,864,023
ELECTRIC UTILITIES — 0.9%
Edison International(1)	25,198	1,166,667
Pinnacle West Capital Corp.	2,306	122,034
		1,288,701
ELECTRICAL EQUIPMENT — 2.6%
Emerson Electric Co.(1)	21,673	1,521,011
EnerSys(1)	12,189	854,327
Rockwell Automation, Inc.(1)	11,485	1,357,068
		3,732,406
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Itron, Inc.(1)(2)	7,524	311,719
TE Connectivity Ltd.	12,982	715,438
		1,027,157
ENERGY EQUIPMENT AND SERVICES — 3.2%
Baker Hughes, Inc.	23,143	1,278,882
Helmerich & Payne, Inc.(1)	3,970	333,797
Nabors Industries Ltd.(1)	63,937	1,086,290
RPC, Inc.(1)	68,633	1,225,099
Schlumberger Ltd.	7,045	634,825
		4,558,893
FOOD AND STAPLES RETAILING — 2.5%
CVS Caremark Corp.(1)	2,059	147,362
Kroger Co. (The)	7,082	279,951
Rite Aid Corp.(1)(2)	215,813	1,092,014
Safeway, Inc.(1)	20,568	669,900
Wal-Mart Stores, Inc.(1)	932	73,339
Walgreen Co.	23,195	1,332,321
		3,594,887
FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.(1)	32,450	1,408,330
Green Mountain Coffee Roasters, Inc.(2)	5,276	398,760
Pilgrim’s Pride Corp.(1)(2)	21,978	357,143
Tyson Foods, Inc., Class A(1)	37,918	1,268,736
		3,432,969
GAS UTILITIES — 0.2%
UGI Corp.(1)	6,645	275,502
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.5%
Abbott Laboratories(1)	39,690	1,521,318
Align Technology, Inc.(2)	6,300	360,045
Becton Dickinson and Co.	2,273	251,144
Boston Scientific Corp.(1)(2)	76,314	917,294
Medtronic, Inc.(1)	26,855	1,541,208
St. Jude Medical, Inc.(1)	19,951	1,235,964
Stryker Corp.(1)	6,840	513,958
		6,340,931
HEALTH CARE PROVIDERS AND SERVICES — 0.5%
Express Scripts Holding Co.(1)(2)	10,954	769,409
HOTELS, RESTAURANTS AND LEISURE — 2.3%
Bally Technologies, Inc.(1)(2)	16,810	1,318,745
Cracker Barrel Old Country Store, Inc.	8,264	909,618
International Game Technology(1)	55,431	1,006,627
		3,234,990
HOUSEHOLD DURABLES — 2.1%
Newell Rubbermaid, Inc.(1)	37,158	1,204,291
PulteGroup, Inc.	37,580	765,504
Whirlpool Corp.	6,750	1,058,805
		3,028,600
HOUSEHOLD PRODUCTS — 2.2%
Energizer Holdings, Inc.(1)	10,124	1,095,822
Kimberly-Clark Corp.(1)	12,221	1,276,605
Procter & Gamble Co. (The)(1)	8,993	732,120
		3,104,547
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.8%
AES Corp. (The)(1)	78,390	1,137,439
INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	2,891	405,463
Danaher Corp.(1)	19,225	1,484,170
General Electric Co.(1)	40,621	1,138,606
		3,028,239

8

Shares	Value
INSURANCE — 6.1%
Aflac, Inc.(1)	21,022	$ 1,404,270
American International Group, Inc.(1)	33,421	1,706,142
Amtrust Financial Services, Inc.(1)	25,911	847,031
Aspen Insurance Holdings Ltd.	12,806	529,016
First American Financial Corp.(1)	29,170	822,594
MetLife, Inc.(1)	16,564	893,131
Old Republic International Corp.(1)	33,928	585,937
RenaissanceRe Holdings Ltd.(1)	8,459	823,399
Torchmark Corp.	6,923	541,032
Travelers Cos., Inc. (The)	1,473	133,365
XL Group plc	11,797	375,616
		8,661,533
INTERNET AND CATALOG RETAIL — 1.9%
Expedia, Inc.(1)	12,531	872,910
HomeAway, Inc.(1)(2)	33,098	1,353,046
HSN, Inc.	8,481	528,366
		2,754,322
INTERNET SOFTWARE AND SERVICES — 2.7%
Google, Inc., Class A(1)(2)	3,463	3,881,019
IT SERVICES — 2.2%
Accenture plc, Class A(1)	9,890	813,156
Amdocs Ltd.	2,654	109,451
International Business Machines Corp.(1)	10,755	2,017,315
Science Applications International Corp.	3,701	122,392
		3,062,314
LEISURE EQUIPMENT AND PRODUCTS — 1.6%
Hasbro, Inc.(1)	21,518	1,183,705
Mattel, Inc.(1)	22,399	1,065,745
		2,249,450
MACHINERY — 4.2%
Actuant Corp., Class A(1)	22,498	824,327
AGCO Corp.	11,286	668,018
Crane Co.(1)	16,342	1,098,999
Dover Corp.	12,151	1,173,058
Manitowoc Co., Inc. (The)	4,986	116,273
Oshkosh Corp.	6,084	306,512
Snap-On, Inc.(1)	10,234	1,120,828
Toro Co. (The)(1)	3,347	212,869
WABCO Holdings, Inc.(2)	5,266	491,897
		6,012,781
MARINE — 0.6%
Matson, Inc.	34,842	909,725
MEDIA — 2.1%
Comcast Corp., Class A(1)	1,441	74,882
John Wiley & Sons, Inc., Class A	1,302	71,870
Regal Entertainment Group, Class A(1)	48,983	952,719
Starz - Liberty Capital(2)	2,461	71,960
Time Warner, Inc.(1)	23,664	1,649,854
Viacom, Inc., Class B	1,117	97,559
		2,918,844
MULTI-UTILITIES — 0.1%
CenterPoint Energy, Inc.	5,691	131,917
MULTILINE RETAIL — 1.7%
Dillard’s, Inc., Class A(1)	12,096	1,175,852
Target Corp.(1)	20,503	1,297,225
		2,473,077
OIL, GAS AND CONSUMABLE FUELS — 7.1%
Anadarko Petroleum Corp.	2,800	222,096
Chesapeake Energy Corp.	12,180	330,565
Chevron Corp.(1)	8,182	1,022,014
ConocoPhillips(1)	6,144	434,074
Exxon Mobil Corp.(1)	26,816	2,713,779
Gran Tierra Energy, Inc.(1)(2)	149,159	1,090,352
Marathon Petroleum Corp.(1)	17,089	1,567,574
Phillips 66(1)	19,334	1,491,231
Ultra Petroleum Corp.(2)	19,758	427,761
Western Refining, Inc.(1)	18,198	771,777
		10,071,223
PERSONAL PRODUCTS — 0.7%
Avon Products, Inc.(1)	50,305	866,252
Herbalife Ltd.	1,081	85,075
		951,327
PHARMACEUTICALS — 8.3%
AbbVie, Inc.(1)	13,485	712,143
Allergan, Inc.(1)	11,476	1,274,754
Eli Lilly & Co.(1)	28,514	1,454,214
Johnson & Johnson(1)	35,219	3,225,708
Merck & Co., Inc.(1)	46,690	2,336,834
Pfizer, Inc.(1)	91,063	2,789,260
		11,792,913
PROFESSIONAL SERVICES — 1.4%
FTI Consulting, Inc.(2)	20,486	842,794
Manpowergroup, Inc.	12,786	1,097,806
		1,940,600

9

Shares	Value
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)(2)	29,369	$ 772,405
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
Broadcom Corp., Class A(1)	42,113	1,248,650
First Solar, Inc.(2)	8,175	446,682
Intel Corp.(1)	51,443	1,335,460
KLA-Tencor Corp.(1)	11,101	715,571
NVIDIA Corp.(1)	32,429	519,513
		4,265,876
SOFTWARE — 6.0%
Activision Blizzard, Inc.(1)	47,136	840,435
CA, Inc.	2,574	86,615
Mentor Graphics Corp.(1)	38,347	923,013
Microsoft Corp.(1)	92,837	3,474,889
Oracle Corp.(1)	59,724	2,285,040
Symantec Corp.(1)	39,983	942,799
		8,552,791
SPECIALTY RETAIL — 5.5%
Best Buy Co., Inc.(1)	14,231	567,532
Buckle, Inc. (The)(1)	12,646	664,674
GameStop Corp., Class A(1)	23,679	1,166,427
Gap, Inc. (The)(1)	2,084	81,443
Guess?, Inc.	16,846	523,405
Home Depot, Inc. (The)(1)	24,282	1,999,380
Lowe’s Cos., Inc.(1)	30,521	1,512,316
PetSmart, Inc.(1)	5,241	381,283
Staples, Inc.(1)	62,324	990,328
		7,886,788
TEXTILES, APPAREL AND LUXURY GOODS — 1.2%
Hanesbrands, Inc.(1)	19,542	1,373,216
Iconix Brand Group, Inc.(1)(2)	8,624	342,373
		1,715,589
THRIFTS AND MORTGAGE FINANCE — 0.8%
Ocwen Financial Corp.(1)(2)	19,808	1,098,354
TOBACCO — 0.6%
Altria Group, Inc.(1)	16,757	643,301
Philip Morris International, Inc.(1)	1,995	173,825
		817,126
TRADING COMPANIES AND DISTRIBUTORS — 0.6%
MRC Global, Inc.(1)(2)	27,781	896,215
TOTAL COMMON STOCKS (Cost $143,435,274)		183,264,476
Temporary Cash Investments — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $258,520), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $253,523)		253,523
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $310,372), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $304,228)		304,228
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $113,769), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $111,550)		111,550
SSgA U.S. Government Money Market Fund	891,415	891,415
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,560,716)		1,560,716
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.8% (Cost $144,995,990)		184,825,192
Common Stocks Sold Short — (30.1)%
AEROSPACE AND DEFENSE — (1.3)%
DigitalGlobe, Inc.	(30,159)	(1,241,043)
TransDigm Group, Inc.	(3,876)	(624,113)
		(1,865,156)
AIR FREIGHT AND LOGISTICS — (0.7)%
UTi Worldwide, Inc.	(55,741)	(978,812)
BIOTECHNOLOGY — (0.2)%
Medivation, Inc.	(5,186)	(330,971)
BUILDING PRODUCTS — (0.4)%
Armstrong World Industries, Inc.	(10,503)	(605,078)
CHEMICALS — (0.5)%
Kronos Worldwide, Inc.	(16,153)	(307,714)
Rockwood Holdings, Inc.	(4,802)	(345,360)
		(653,074)
COMMERCIAL BANKS — (0.1)%
Investors Bancorp, Inc.	(3,561)	(91,090)
COMMERCIAL SERVICES AND SUPPLIES — (1.8)%
Copart, Inc.	(25,895)	(949,052)
Interface, Inc.	(25,571)	(561,539)
Iron Mountain, Inc.	(35,687)	(1,083,100)
		(2,593,691)
COMMUNICATIONS EQUIPMENT — (0.2)%
EchoStar Corp., Class A	(5,904)	(293,547)

10

Shares	Value
COMPUTERS AND PERIPHERALS — (0.8)%
Stratasys Ltd.	(8,813)	$ (1,187,111)
CONSTRUCTION AND ENGINEERING — (0.7)%
Granite Construction, Inc.	(26,617)	(931,063)
CONSTRUCTION MATERIALS — (0.7)%
Eagle Materials, Inc.	(13,015)	(1,007,751)
CONTAINERS AND PACKAGING — (0.6)%
MeadWestvaco Corp.	(24,091)	(889,681)
ELECTRIC UTILITIES — (0.4)%
Pepco Holdings, Inc.	(31,619)	(604,871)
ELECTRICAL EQUIPMENT — (0.8)%
Franklin Electric Co., Inc.	(25,587)	(1,142,204)
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (0.1)%
Belden, Inc.	(2,581)	(181,831)
ENERGY EQUIPMENT AND SERVICES — (1.1)%
Dresser-Rand Group, Inc.	(6,014)	(358,615)
Hornbeck Offshore Services, Inc.	(1,752)	(86,251)
McDermott International, Inc.	(124,799)	(1,143,159)
		(1,588,025)
FOOD AND STAPLES RETAILING — (0.2)%
United Natural Foods, Inc.	(3,860)	(291,005)
FOOD PRODUCTS — (1.2)%
Hain Celestial Group, Inc. (The)	(8,510)	(772,538)
Snyders-Lance, Inc.	(30,262)	(869,124)
		(1,641,662)
GAS UTILITIES — (0.5)%
New Jersey Resources Corp.	(1,545)	(71,441)
ONEOK, Inc.	(5,841)	(363,193)
South Jersey Industries, Inc.	(4,905)	(274,484)
		(709,118)
HEALTH CARE PROVIDERS AND SERVICES — (0.6)%
Acadia Healthcare Co., Inc.	(3,614)	(171,051)
Air Methods Corp.	(11,565)	(674,586)
		(845,637)
HOTELS, RESTAURANTS AND LEISURE — (0.4)%
BJ’s Restaurants, Inc.	(13,805)	(428,783)
Six Flags Entertainment Corp.	(2,586)	(95,217)
		(524,000)
HOUSEHOLD DURABLES — (3.1)%
DR Horton, Inc.	(27,576)	(615,496)
Lennar Corp., Class A	(28,214)	(1,116,146)
Ryland Group, Inc.	(6,530)	(283,467)
Standard Pacific Corp.	(126,562)	(1,145,386)
Tempur Sealy International, Inc.	(2,040)	(110,079)
Toll Brothers, Inc.	(31,128)	(1,151,736)
		(4,422,310)
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.6)%
NRG Energy, Inc.	(31,617)	(908,040)
INSURANCE — (0.6)%
RLI Corp.	(5,505)	(536,077)
White Mountains Insurance Group Ltd.	(403)	(243,041)
		(779,118)
INTERNET SOFTWARE AND SERVICES — (1.1)%
Equinix, Inc.	(5,995)	(1,063,813)
Pandora Media, Inc.	(20,373)	(541,922)
		(1,605,735)
IT SERVICES — (0.3)%
Alliance Data Systems Corp.	(1,800)	(473,274)
MEDIA — (0.9)%
Loral Space & Communications, Inc.	(14,899)	(1,206,521)
METALS AND MINING — (1.7)%
AuRico Gold, Inc.	(67,110)	(245,623)
Hecla Mining Co.	(76,165)	(234,588)
New Gold, Inc.	(48,832)	(255,880)
Royal Gold, Inc.	(6,729)	(310,005)
Stillwater Mining Co.	(89,163)	(1,100,271)
Tahoe Resources, Inc.	(16,729)	(278,370)
		(2,424,737)
OIL, GAS AND CONSUMABLE FUELS — (1.0)%
Approach Resources, Inc.	(4,252)	(82,021)
Cheniere Energy, Inc.	(3,323)	(143,288)
Consol Energy, Inc.	(16,931)	(644,055)
Kodiak Oil & Gas Corp.	(53,272)	(597,179)
		(1,466,543)
PHARMACEUTICALS — (0.1)%
Hospira, Inc.	(1,678)	(69,268)
PROFESSIONAL SERVICES — (0.2)%
IHS, Inc., Class A	(2,285)	(273,515)
REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.4)%
Liberty Property Trust	(2,195)	(74,345)
Weingarten Realty Investors	(11,731)	(321,664)
WP Carey, Inc.	(2,231)	(136,872)
		(532,881)
REAL ESTATE MANAGEMENT AND DEVELOPMENT — (0.8)%
Brookfield Office Properties, Inc.	(50,242)	(967,159)
Forest City Enterprises, Inc., Class A	(10,103)	(192,967)
		(1,160,126)

11

Shares	Value
ROAD AND RAIL — (0.8)%
Genesee & Wyoming, Inc., Class A	(9,454)	$ (908,057)
Kansas City Southern	(1,789)	(221,532)
		(1,129,589)
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (0.7)%
SunEdison, Inc.	(80,621)	(1,052,104)
SOFTWARE — (0.8)%
Solera Holdings, Inc.	(15,606)	(1,104,281)
SPECIALTY RETAIL — (1.7)%
Cabela’s, Inc.	(3,286)	(219,045)
CarMax, Inc.	(19,208)	(903,160)
Conn’s, Inc.	(17,281)	(1,361,570)
		(2,483,775)
TEXTILES, APPAREL AND LUXURY GOODS — (0.6)%
PVH Corp.	(6,572)	(893,923)
THRIFTS AND MORTGAGE FINANCE — (0.1)%
Capitol Federal Financial, Inc.	(8,544)	(103,468)
TRADING COMPANIES AND DISTRIBUTORS — (1.3)%
Air Lease Corp.	(34,760)	(1,080,341)
Textainer Group Holdings Ltd.	(17,832)	(717,203)
		(1,797,544)
TOTAL COMMON STOCKS SOLD SHORT — (30.1)% (Proceeds $37,363,559)		(42,842,130)
OTHER ASSETS AND LIABILITIES — 0.3%		374,902
TOTAL NET ASSETS — 100.0%		$142,357,964

Notes to Schedule of Investments

(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short.
At the period end, the aggregate value of securities pledged was $127,985,289.

(2)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $144,995,990)	$184,825,192
Deposits with broker for securities sold short	274,757
Receivable for capital shares sold	218,199
Dividends and interest receivable	158,976
185,477,124

Liabilities
Securities sold short, at value (proceeds of $37,363,559)	42,842,130
Payable for capital shares redeemed	96,871
Accrued management fees	152,282
Distribution and service fees payable	1,015
Dividend expense payable on securities sold short	26,862
43,119,160

Net Assets	$142,357,964

Net Assets Consist of:
Capital (par value and paid-in surplus)	$104,546,293
Distributions in excess of net investment income	(8,464)
Undistributed net realized gain	3,469,504
Net unrealized appreciation	34,350,631
$142,357,964

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$135,782,140	9,595,965	$14.15
Institutional Class, $0.01 Par Value	$4,714,960	333,147	$14.15
A Class, $0.01 Par Value	$734,173	51,886	$14.15	*
C Class, $0.01 Par Value	$963,851	68,482	$14.07
R Class, $0.01 Par Value	$162,840	11,516	$14.14
* Maximum offering price $15.01 (net asset value divided by 0.9425).

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $831)	$ 1,702,590
Interest	363
1,702,953

Expenses:
Dividend expense on securities sold short	225,795
Broker fees and charges on securities sold short	134,145
Management fees	853,686
Distribution and service fees:
A Class	816
C Class	3,291
R Class	378
Directors’ fees and expenses	3,893
1,222,004

Net investment income (loss)	480,949

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	10,887,178
Securities sold short transactions	(2,504,253)
8,382,925

Change in net unrealized appreciation (depreciation) on:
Investments	16,996,944
Securities sold short	(3,778,257)
13,218,687

Net realized and unrealized gain (loss)	21,601,612

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,082,561

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED) AND YEAR ENDED JUNE 30, 2013
Increase (Decrease) in Net Assets	December 31, 2013	June 30, 2013
Operations
Net investment income (loss)	$ 480,949	$ 1,199,296
Net realized gain (loss)	8,382,925	6,030,334
Change in net unrealized appreciation (depreciation)	13,218,687	13,756,514
Net increase (decrease) in net assets resulting from operations	22,082,561	20,986,144

Distributions to Shareholders
From net investment income:
Investor Class	(628,568)	(1,217,032)
Institutional Class	(27,142)	(52,597)
A Class	(2,406)	(3,014)
R Class	(311)	(593)
From net realized gains:
Investor Class	(8,566,466)	(1,479,849)
Institutional Class	(326,217)	(38,590)
A Class	(46,967)	(4,572)
C Class	(61,677)	(2,741)
R Class	(10,354)	(1,862)
Decrease in net assets from distributions	(9,670,108)	(2,800,850)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	9,973,384	16,682,302

Net increase (decrease) in net assets	22,385,837	34,867,596

Net Assets
Beginning of period	119,972,127	85,104,531
End of period	$142,357,964	$119,972,127

Undistributed (distributions in excess of) net investment income	$(8,464)	$169,014

See Notes to Financial Statements.

15

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$22,082,561
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(64,283,532)
Proceeds from investments sold	62,553,799
Purchases to cover securities sold short	(24,542,100)
Proceeds from securities sold short	25,948,317
(Increase) decrease in short-term investments	(206,890)
(Increase) decrease in deposits with broker for securities sold short	(151,735)
(Increase) decrease in dividends and interest receivable	(23,810)
Increase (decrease) in accrued management fees	24,167
Increase (decrease) in distribution and service fees payable	548
Increase (decrease) in dividend expense payable on securities sold short	6,095
Increase (decrease) in broker fees and charges payable on securities sold short	(923)
Change in net unrealized (appreciation) depreciation on investments	(16,996,944)
Net realized (gain) loss on investment transactions	(10,887,178)
Change in net unrealized (appreciation) depreciation on securities sold short	3,778,257
Net realized (gain) loss on securities sold short transactions	2,504,253
Net cash from (used in) operating activities	(195,115)

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	5,583,080
Payments for shares redeemed	(5,363,183)
Distributions paid, net of reinvestments	(24,782)
Net cash from (used in) financing activities	195,115

Net Increase (Decrease) In Cash	—
Cash at beginning of period	—
Cash at end of period	—

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $9,645,326.

See Notes to Financial Statements.

16

Notes to Financial Statements

DECEMBER 31, 2013 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Core Equity Plus Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed;

17

trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

18

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The beginning of period and end of period cash in the Statement of Cash Flows is the amount of domestic and foreign currency included in the fund’s Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits with brokers for securities sold short.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.9680% to 1.1500%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2013 was 1.30% for the Investor Class, A Class, C Class and R Class and 1.10% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual

19

shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 92% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2013 were $88,825,632 and $88,502,116, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2013		Year ended June 30, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		70,000,000
Sold	324,992	$ 4,503,222	1,247,179	$14,456,890
Issued in reinvestment of distributions	658,494	9,170,252	233,568	2,692,484
Redeemed	(300,782)	(4,171,374)	(360,423)	(4,304,852)
	682,704	9,502,100	1,120,324	12,844,522
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	46,853	645,951	389,399	4,516,129
Issued in reinvestment of distributions	25,339	353,359	7,857	91,187
Redeemed	(83,784)	(1,176,158)	(101,967)	(1,290,661)
	(11,592)	(176,848)	295,289	3,316,655
A Class/Shares Authorized	10,000,000		10,000,000
Sold	16,291	224,890	36,112	420,654
Issued in reinvestment of distributions	3,549	49,373	651	7,497
Redeemed	(8,104)	(110,447)	(18,020)	(216,949)
	11,736	163,816	18,743	211,202
C Class/Shares Authorized	10,000,000		10,000,000
Sold	28,915	410,790	25,347	316,261
Issued in reinvestment of distributions	4,473	61,677	243	2,741
Redeemed	—	—	(913)	(11,921)
	33,388	472,467	24,677	307,081
R Class/Shares Authorized	10,000,000		10,000,000
Sold	85	1,184	30	387
Issued in reinvestment of distributions	768	10,665	216	2,455
	853	11,849	246	2,842
Net increase (decrease)	717,089	$ 9,973,384	1,459,279	$16,682,302

20

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$183,264,476	—	—
Temporary Cash Investments	891,415	$669,301	—
	$184,155,891	$669,301	—

Liabilities
Securities Sold Short
Common Stocks	$(42,842,130)	—	—

7. Risk Factors

The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

21

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$145,017,935
Gross tax appreciation of investments	$40,547,587
Gross tax depreciation of investments	(740,330)
Net tax appreciation (depreciation) of investments	$39,807,257
Net tax appreciation (depreciation) on securities sold short	$(5,479,036)
Net tax appreciation (depreciation)	$34,328,221

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

22

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$12.84	0.05	2.29	2.34	(0.07)	(0.96)	(1.03)	$14.15	18.39%	1.85%(4)	1.31%(4)	0.72%(4)	53%	$135,782
2013	$10.79	0.14	2.23	2.37	(0.14)	(0.18)	(0.32)	$12.84	22.33%	1.87%	1.30%	1.15%	107%	$114,444
2012(5)	$10.00	0.03	0.76	0.79	—(6)	—	—(6)	$10.79	7.95%	2.06%(4)	1.31%(4)	0.39%(4)	105%	$84,116
Institutional Class
2013(3)	$12.84	0.07	2.28	2.35	(0.08)	(0.96)	(1.04)	$14.15	18.51%	1.65%(4)	1.11%(4)	0.92%(4)	53%	$4,715
2013	$10.80	0.15	2.25	2.40	(0.18)	(0.18)	(0.36)	$12.84	22.45%	1.67%	1.10%	1.35%	107%	$4,427
2012(5)	$10.00	0.06	0.75	0.81	(0.01)	—	(0.01)	$10.80	8.19%	1.86%(4)	1.11%(4)	0.59%(4)	105%	$534
A Class
2013(3)	$12.84	0.03	2.29	2.32	(0.05)	(0.96)	(1.01)	$14.15	18.23%	2.10%(4)	1.56%(4)	0.47%(4)	53%	$734
2013	$10.78	0.10	2.24	2.34	(0.10)	(0.18)	(0.28)	$12.84	22.01%	2.12%	1.55%	0.90%	107%	$515
2012(5)	$10.00	0.04	0.74	0.78	—(6)	—	—(6)	$10.78	7.80%	2.31%(4)	1.56%(4)	0.14%(4)	105%	$231
C Class
2013(3)	$12.78	(0.02)	2.27	2.25	—	(0.96)	(0.96)	$14.07	17.79%	2.85%(4)	2.31%(4)	(0.28)%(4)	53%	$964
2013	$10.73	0.01	2.22	2.23	—	(0.18)	(0.18)	$12.78	20.99%	2.87%	2.30%	0.15%	107%	$449
2012(5)	$10.00	—(6)	0.73	0.73	—	—	—	$10.73	7.30%	3.06%(4)	2.31%(4)	(0.61)%(4)	105%	$112

23

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2013(3)	$12.83	0.02	2.28	2.30	(0.03)	(0.96)	(0.99)	$14.14	18.09%	2.35%(4)	1.81%(4)	0.22%(4)	53%	$163
2013	$10.76	0.08	2.23	2.31	(0.06)	(0.18)	(0.24)	$12.83	21.70%	2.37%	1.80%	0.65%	107%	$137
2012(5)	$10.00	0.03	0.73	0.76	—	—	—	$10.76	7.60%	2.56%(4)	1.81%(4)	(0.11)%(4)	105%	$112

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2013 (unaudited).

(4)	Annualized.

(5)	October 31, 2011 (fund inception) through June 30, 2012.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81049 1402

SEMIANNUAL REPORT	DECEMBER 31, 2013

Disciplined Growth Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	18
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Stock Indices and Government Bond Yields Peaked at Year End

Stock indices and government bond yields mostly climbed during the six-month period. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks, low inflation, and investor optimism. These factors translated into outperformance by riskier assets—such as small-cap growth stocks and high-yield corporate bonds—and underperformance for more conservative/defensive stock and bond sectors. In this environment, the S&P 500 Index advanced 16.31%, reaching an all-time high, and the 10-year U.S. Treasury bond returned –3.09% as its yield climbed to 3.03%.

Stocks overcame—and U.S. Treasury bonds were temporarily bolstered by—volatility and uncertainty caused by the U.S. federal budget battle and temporary government shutdown. Other hurdles included the Treasury market’s “Taper Tantrum,” which pushed mortgage interest rates higher and tempered the U.S. housing market’s recovery. The housing and labor markets improved enough though to convince U.S. monetary policymakers to finally announce a reduction in their monthly bond-buying program. However, low inflation and other signs that the economy has not fully recovered kept the reduction modest and persuaded the policymakers to reaffirm plans to keep short-term interest rates low for an extended period.

Looking ahead, there’s less uncertainty than a year ago about U.S. monetary policies, the U.S. fiscal picture, and global economic strength, but headwinds persist. Stocks should not be expected to duplicate 2013’s results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of December 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ADSIX	19.54%	34.90%(2)	21.41%	8.86%	9/30/05
Russell 1000 Growth Index	—	19.39%	33.49%	20.38%	8.46%	—
Institutional Class	ADCIX	19.61%	35.16%(2)	21.63%	9.07%	9/30/05
A Class(3) No sales charge* With sales charge*	ADCVX	19.37% 12.48%	34.50%(2) 26.78%	21.11% 19.68%	8.59% 7.81%	9/30/05
C Class No sales charge* With sales charge*	ADCCX	18.93% 17.93%	33.48%(2) 33.48%(2)	20.21% 20.21%	6.09% 6.09%	9/28/07
R Class	ADRRX	19.18%	34.08%(2)	20.79%	8.31%	9/30/05

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.03%	0.83%	1.28%	2.03%	1.53%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2013
Top Ten Holdings	% of net assets
Apple, Inc.	4.2%
Microsoft Corp.	3.9%
Google, Inc., Class A	3.8%
Oracle Corp.	2.2%
QUALCOMM, Inc.	2.2%
Home Depot, Inc. (The)	2.0%
PepsiCo, Inc.	2.0%
International Business Machines Corp.	1.9%
Boeing Co. (The)	1.9%
Amgen, Inc.	1.7%

Top Five Industries	% of net assets
Software	7.6%
Computers and Peripherals	6.9%
Biotechnology	6.0%
Specialty Retail	5.4%
Chemicals	5.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.8%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	(0.9)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(1) 7/1/13 – 12/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,195.40	$5.64	1.02%
Institutional Class	$1,000	$1,196.10	$4.54	0.82%
A Class	$1,000	$1,193.70	$7.02	1.27%
C Class	$1,000	$1,189.30	$11.15	2.02%
R Class	$1,000	$1,191.80	$8.40	1.52%
Hypothetical
Investor Class	$1,000	$1,020.06	$5.19	1.02%
Institutional Class	$1,000	$1,021.07	$4.18	0.82%
A Class	$1,000	$1,018.80	$6.46	1.27%
C Class	$1,000	$1,015.02	$10.26	2.02%
R Class	$1,000	$1,017.54	$7.73	1.52%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 98.8%
AEROSPACE AND DEFENSE — 3.8%
Boeing Co. (The)	39,497	$5,390,946
Honeywell International, Inc.	45,625	4,168,756
Rockwell Collins, Inc.	7,994	590,916
United Technologies Corp.	6,029	686,100
		10,836,718
AIRLINES — 1.9%
Alaska Air Group, Inc.	12,864	943,831
Delta Air Lines, Inc.	85,876	2,359,014
Southwest Airlines Co.	113,151	2,131,765
		5,434,610
AUTO COMPONENTS — 0.9%
Gentex Corp.	74,339	2,452,444
BEVERAGES — 2.9%
Coca-Cola Co. (The)	55,941	2,310,923
PepsiCo, Inc.	69,327	5,749,981
		8,060,904
BIOTECHNOLOGY — 6.0%
Alexion Pharmaceuticals, Inc.(1)	10,861	1,445,165
Amgen, Inc.	41,133	4,695,743
Biogen Idec, Inc.(1)	12,749	3,566,533
Celgene Corp.(1)	14,415	2,435,559
Gilead Sciences, Inc.(1)	15,029	1,129,429
United Therapeutics Corp.(1)	25,213	2,851,086
Vertex Pharmaceuticals, Inc.(1)	9,517	707,113
		16,830,628
CAPITAL MARKETS — 0.7%
Franklin Resources, Inc.	34,376	1,984,527
CHEMICALS — 5.2%
Dow Chemical Co. (The)	56,563	2,511,397
Eastman Chemical Co.	31,158	2,514,451
Olin Corp.	51,881	1,496,767
PPG Industries, Inc.	14,871	2,820,434
Scotts Miracle-Gro Co. (The), Class A	22,110	1,375,684
Sigma-Aldrich Corp.	24,241	2,278,896
W.R. Grace & Co.(1)	15,283	1,511,030
		14,508,659
COMMUNICATIONS EQUIPMENT — 2.2%
QUALCOMM, Inc.	81,653	6,062,735
COMPUTERS AND PERIPHERALS — 6.9%
Apple, Inc.	21,325	11,965,671
EMC Corp.	114,695	2,884,579
NetApp, Inc.	59,174	2,434,418
SanDisk Corp.	32,415	2,286,554
		19,571,222
CONSUMER FINANCE — 0.4%
American Express Co.	2,608	236,624
Credit Acceptance Corp.(1)	6,245	811,787
		1,048,411
CONTAINERS AND PACKAGING — 1.8%
Avery Dennison Corp.	12,574	631,089
Packaging Corp. of America	41,338	2,615,868
Sealed Air Corp.	56,814	1,934,517
		5,181,474
DIVERSIFIED CONSUMER SERVICES — 0.2%
LifeLock, Inc.(1)	40,280	660,995
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Verizon Communications, Inc.	40,307	1,980,686
ELECTRICAL EQUIPMENT — 2.3%
Emerson Electric Co.	49,998	3,508,860
Rockwell Automation, Inc.	24,938	2,946,674
		6,455,534
ENERGY EQUIPMENT AND SERVICES — 1.7%
Baker Hughes, Inc.	32,607	1,801,863
RPC, Inc.	51,685	922,577
Schlumberger Ltd.	23,476	2,115,422
		4,839,862
FOOD AND STAPLES RETAILING — 2.7%
Kroger Co. (The)	64,499	2,549,645
Rite Aid Corp.(1)	271,174	1,372,140
Wal-Mart Stores, Inc.	4,643	365,358
Walgreen Co.	56,283	3,232,896
		7,520,039
FOOD PRODUCTS — 3.5%
Archer-Daniels-Midland Co.	51,241	2,223,859
General Mills, Inc.	27,631	1,379,063
Green Mountain Coffee Roasters, Inc.(1)	33,620	2,541,000
Pilgrim’s Pride Corp.(1)	99,331	1,614,129
Sanderson Farms, Inc.	29,994	2,169,466
		9,927,517
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.5%
Align Technology, Inc.(1)	7,530	430,340
Becton Dickinson and Co.	9,678	1,069,322
ResMed, Inc.	2,641	124,338
St. Jude Medical, Inc.	39,985	2,477,071
		4,101,071

7

Shares	Value
HEALTH CARE PROVIDERS AND SERVICES — 1.9%
Express Scripts Holding Co.(1)	50,927	$3,577,112
Mednax, Inc.(1)	29,933	1,597,824
Providence Service Corp. (The)(1)	7,665	197,144
		5,372,080
HOTELS, RESTAURANTS AND LEISURE — 2.0%
Bally Technologies, Inc.(1)	28,659	2,248,299
CEC Entertainment, Inc.	14,819	656,185
International Game Technology	109,297	1,984,833
McDonald’s Corp.	7,920	768,478
		5,657,795
HOUSEHOLD DURABLES — 0.7%
Whirlpool Corp.	13,382	2,099,101
HOUSEHOLD PRODUCTS — 0.2%
Kimberly-Clark Corp.	5,756	601,272
Oil-Dri Corp. of America	2,333	88,281
		689,553
INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	12,298	1,724,794
Danaher Corp.	35,929	2,773,719
		4,498,513
INSURANCE — 1.9%
Amtrust Financial Services, Inc.	51,375	1,679,449
HCI Group, Inc.	42,447	2,270,914
Infinity Property & Casualty Corp.	5,149	369,441
Universal Insurance Holdings, Inc.	62,786	909,141
		5,228,945
INTERNET AND CATALOG RETAIL — 2.1%
Amazon.com, Inc.(1)	4,772	1,903,026
HomeAway, Inc.(1)	24,064	983,736
HSN, Inc.	18,639	1,161,210
PetMed Express, Inc.	44,230	735,545
priceline.com, Inc.(1)	1,038	1,206,571
		5,990,088
INTERNET SOFTWARE AND SERVICES — 4.6%
eBay, Inc.(1)	14,268	783,170
Facebook, Inc., Class A(1)	10,754	587,814
Google, Inc., Class A(1)	9,656	10,821,576
LinkedIn Corp., Class A(1)	3,004	651,357
		12,843,917
IT SERVICES — 4.0%
Accenture plc, Class A	26,647	2,190,916
International Business Machines Corp.	28,931	5,426,588
MasterCard, Inc., Class A	745	622,418
NeuStar, Inc., Class A(1)	37,579	1,873,689
Visa, Inc., Class A	4,661	1,037,911
		11,151,522
LEISURE EQUIPMENT AND PRODUCTS — 1.2%
Hasbro, Inc.	17,512	963,335
Mattel, Inc.	53,639	2,552,144
		3,515,479
MACHINERY — 2.2%
Crane Co.	18,919	1,272,303
Dover Corp.	25,673	2,478,471
Snap-On, Inc.	19,584	2,144,840
Xerium Technologies, Inc.(1)	18,032	297,348
		6,192,962
MEDIA — 2.6%
Comcast Corp., Class A	27,314	1,419,372
Lions Gate Entertainment Corp.	33,965	1,075,332
Regal Entertainment Group, Class A	65,056	1,265,339
Viacom, Inc., Class B	38,418	3,355,428
Walt Disney Co. (The)	2,196	167,775
		7,283,246
MULTILINE RETAIL — 1.0%
Target Corp.	46,379	2,934,399
OIL, GAS AND CONSUMABLE FUELS — 0.6%
Anadarko Petroleum Corp.	22,707	1,801,119
PAPER AND FOREST PRODUCTS†
Schweitzer-Mauduit International, Inc.	684	35,205
PERSONAL PRODUCTS — 1.5%
Avon Products, Inc.	79,729	1,372,934
Nu Skin Enterprises, Inc., Class A	8,199	1,133,266
USANA Health Sciences, Inc.(1)	23,192	1,752,851
		4,259,051
PHARMACEUTICALS — 4.9%
AbbVie, Inc.	57,501	3,036,628
Allergan, Inc.	29,443	3,270,528
Bristol-Myers Squibb Co.	758	40,288
Eli Lilly & Co.	48,857	2,491,707
Endo Health Solutions, Inc.(1)	10,552	711,838
Johnson & Johnson	33,639	3,080,996
Questcor Pharmaceuticals, Inc.	19,658	1,070,378
		13,702,363
ROAD AND RAIL — 0.1%
Union Pacific Corp.	987	165,816

8

Shares	Value
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.0%
Broadcom Corp., Class A	80,002	$2,372,059
Intel Corp.	90,701	2,354,598
Microsemi Corp.(1)	4,734	118,113
Skyworks Solutions, Inc.(1)	76,103	2,173,502
Texas Instruments, Inc.	79,193	3,477,365
Xilinx, Inc.	16,442	755,017
		11,250,654
SOFTWARE — 7.6%
Intuit, Inc.	29,619	2,260,522
Microsoft Corp.	290,686	10,880,377
Oracle Corp.	161,857	6,192,649
Symantec Corp.	84,910	2,002,178
		21,335,726
SPECIALTY RETAIL — 5.4%
AutoZone, Inc.(1)	5,261	2,514,443
Best Buy Co., Inc.	50,265	2,004,568
Gap, Inc. (The)	25,158	983,175
Home Depot, Inc. (The)	69,842	5,750,790
Lowe’s Cos., Inc.	73,952	3,664,322
PetSmart, Inc.	4,658	338,869
		15,256,167
TEXTILES, APPAREL AND LUXURY GOODS — 1.0%
Hanesbrands, Inc.	38,652	2,716,076
THRIFTS AND MORTGAGE FINANCE — 0.2%
Ocwen Financial Corp.(1)	12,501	693,180
TOBACCO — 2.2%
Altria Group, Inc.	111,982	4,298,989
Philip Morris International, Inc.	22,174	1,932,021
		6,231,010
TOTAL COMMON STOCKS (Cost $233,166,200)		278,362,003
Temporary Cash Investments — 2.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $988,056), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $968,959)		968,959
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $1,186,235), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $1,162,751)		1,162,751
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $434,822), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $426,342)		426,342
SSgA U.S. Government Money Market Fund	3,406,921	3,406,921
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,964,973)		5,964,973
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $239,131,173)		284,326,976
OTHER ASSETS AND LIABILITIES — (0.9)%		(2,543,810)
TOTAL NET ASSETS — 100.0%		$281,783,166

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $239,131,173)	$284,326,976
Receivable for capital shares sold	618,109
Dividends and interest receivable	218,924
285,164,009

Liabilities
Payable for investments purchased	2,976,264
Payable for capital shares redeemed	144,837
Accrued management fees	229,573
Distribution and service fees payable	30,169
3,380,843

Net Assets	$281,783,166

Net Assets Consist of:
Capital (par value and paid-in surplus)	$231,670,371
Distributions in excess of net investment income	(34,092)
Undistributed net realized gain	4,951,084
Net unrealized appreciation	45,195,803
$281,783,166

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$171,928,127	9,765,305	$17.61
Institutional Class, $0.01 Par Value	$17,903,495	1,014,570	$17.65
A Class, $0.01 Par Value	$68,412,017	3,896,568	$17.56*
C Class, $0.01 Par Value	$16,524,541	967,673	$17.08
R Class, $0.01 Par Value	$7,014,986	403,070	$17.40
*Maximum offering price $18.63 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $255)	$ 2,130,478
Interest	375
2,130,853

Expenses:
Management fees	1,191,443
Distribution and service fees:
A Class	75,998
C Class	66,672
R Class	16,355
Directors’ fees and expenses	6,807
1,357,275

Net investment income (loss)	773,578

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	12,729,442
Change in net unrealized appreciation (depreciation) on investments	27,723,050

Net realized and unrealized gain (loss)	40,452,492

Net Increase (Decrease) in Net Assets Resulting from Operations	$41,226,070

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED) AND YEAR ENDED JUNE 30, 2013
Increase (Decrease) in Net Assets	December 31, 2013	June 30, 2013
Operations
Net investment income (loss)	$ 773,578	$ 1,138,198
Net realized gain (loss)	12,729,442	8,144,454
Change in net unrealized appreciation (depreciation)	27,723,050	9,207,526
Net increase (decrease) in net assets resulting from operations	41,226,070	18,490,178

Distributions to Shareholders
From net investment income:
Investor Class	(603,431)	(916,204)
Institutional Class	(81,629)	(55,374)
A Class	(149,020)	(269,562)
R Class	(5,940)	(16,303)
From net realized gains:
Investor Class	(8,175,308)	—
Institutional Class	(783,055)	—
A Class	(3,202,886)	—
C Class	(806,884)	—
R Class	(355,074)	—
Decrease in net assets from distributions	(14,163,227)	(1,257,443)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	68,386,125	90,430,843

Net increase (decrease) in net assets	95,448,968	107,663,578

Net Assets
Beginning of period	186,334,198	78,670,620
End of period	$281,783,166	$186,334,198

Undistributed (distributions in excess of) net investment income	$(34,092)	$32,350

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2013 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators.

13

Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.6880% to 0.8700%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2013 was 1.02% for the Investor Class, A Class, C Class and R Class and 0.82% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2013 were $187,795,826 and $133,810,126, respectively.

15

 5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2013		Year ended June 30, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	3,339,122	$56,398,579	4,258,230	$63,225,442
Issued in reinvestment of distributions	499,202	8,602,711	62,561	901,365
Redeemed	(1,099,486)	(18,557,959)	(1,612,468)	(23,296,506)
	2,738,838	46,443,331	2,708,323	40,830,301
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	643,936	10,812,240	664,297	10,129,591
Issued in reinvestment of distributions	49,993	864,684	3,697	55,374
Redeemed	(328,363)	(5,529,237)	(84,401)	(1,253,578)
	365,566	6,147,687	583,593	8,931,387
A Class/Shares Authorized	35,000,000		10,000,000
Sold	1,290,418	21,798,989	2,573,486	37,454,410
Issued in reinvestment of distributions	190,218	3,264,003	18,265	262,997
Redeemed	(927,487)	(15,646,988)	(428,107)	(6,315,309)
	553,149	9,416,004	2,163,644	31,402,098
C Class/Shares Authorized	10,000,000		10,000,000
Sold	316,069	5,177,202	465,146	6,674,767
Issued in reinvestment of distributions	42,877	713,903	—	—
Redeemed	(23,842)	(394,116)	(93,436)	(1,357,370)
	335,104	5,496,989	371,710	5,317,397
R Class/Shares Authorized	10,000,000		10,000,000
Sold	85,428	1,414,147	337,570	4,761,451
Issued in reinvestment of distributions	21,256	361,014	1,159	16,303
Redeemed	(52,350)	(893,047)	(57,956)	(828,094)
	54,334	882,114	280,773	3,949,660
Net increase (decrease)	4,046,991	$68,386,125	6,108,043	$90,430,843

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$278,362,003	—	—
Temporary Cash Investments	3,406,921	$2,558,052	—
	$281,768,924	$2,558,052	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$240,333,733
Gross tax appreciation of investments	$45,215,821
Gross tax depreciation of investments	(1,222,578)
Net tax appreciation (depreciation) of investments	$43,993,243

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$15.56	0.07	2.94	3.01	(0.06)	(0.90)	(0.96)	$17.61	19.54%	1.02%(4)	0.77%(4)	57%	$171,928
2013	$13.38	0.16	2.19	2.35	(0.17)	—	(0.17)	$15.56	17.70%	1.03%	1.07%	94%	$109,366
2012	$12.85	0.09	0.50	0.59	(0.06)	—	(0.06)	$13.38	4.68%	1.04%	0.73%	94%	$57,780
2011	$9.27	0.04	3.57	3.61	(0.03)	—	(0.03)	$12.85	39.00%	1.04%	0.37%	117%	$31,450
2010	$8.01	0.04	1.27	1.31	(0.05)	—	(0.05)	$9.27	16.35%	1.05%	0.46%	84%	$12,787
2009	$11.12	0.04	(3.12)	(3.08)	(0.03)	—	(0.03)	$8.01	(27.63)%	1.05%	0.44%	98%	$10,440
Institutional Class
2013(3)	$15.60	0.08	2.95	3.03	(0.08)	(0.90)	(0.98)	$17.65	19.61%	0.82%(4)	0.97%(4)	57%	$17,903
2013	$13.42	0.19	2.20	2.39	(0.21)	—	(0.21)	$15.60	17.99%	0.83%	1.27%	94%	$10,124
2012	$12.89	0.10	0.52	0.62	(0.09)	—	(0.09)	$13.42	4.87%	0.84%	0.93%	94%	$878
2011	$9.30	0.06	3.59	3.65	(0.06)	—	(0.06)	$12.89	39.26%	0.84%	0.57%	117%	$3,097
2010	$8.03	0.06	1.28	1.34	(0.07)	—	(0.07)	$9.30	16.67%	0.85%	0.66%	84%	$2,152
2009	$11.15	0.05	(3.12)	(3.07)	(0.05)	—	(0.05)	$8.03	(27.50)%	0.85%	0.64%	98%	$2,265

18

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(3)	$15.52	0.04	2.94	2.98	(0.04)	(0.90)	(0.94)	$17.56	19.37%	1.27%(4)	0.52%(4)	57%	$68,412
2013	$13.33	0.12	2.19	2.31	(0.12)	—	(0.12)	$15.52	17.42%	1.28%	0.82%	94%	$51,897
2012	$12.80	0.07	0.49	0.56	(0.03)	—	(0.03)	$13.33	4.44%	1.29%	0.48%	94%	$15,726
2011	$9.23	0.02	3.55	3.57	—(5)	—	—(5)	$12.80	38.71%	1.29%	0.12%	117%	$3,026
2010	$7.98	0.02	1.26	1.28	(0.03)	—	(0.03)	$9.23	16.00%	1.30%	0.21%	84%	$661
2009	$11.07	0.02	(3.09)	(3.07)	(0.02)	—	(0.02)	$7.98	(27.76)%	1.30%	0.19%	98%	$408
C Class
2013(3)	$15.14	(0.02)	2.86	2.84	—	(0.90)	(0.90)	$17.08	18.93%	2.02%(4)	(0.23)%(4)	57%	$16,525
2013	$12.99	0.01	2.14	2.15	—	—	—	$15.14	16.55%	2.03%	0.07%	94%	$9,580
2012	$12.53	(0.03)	0.49	0.46	—	—	—	$12.99	3.67%	2.04%	(0.27)%	94%	$3,389
2011	$9.11	(0.07)	3.49	3.42	—	—	—	$12.53	37.54%	2.04%	(0.63)%	117%	$167
2010	$7.91	(0.05)	1.25	1.20	—	—	—	$9.11	15.17%	2.05%	(0.54)%	84%	$41
2009	$11.04	(0.04)	(3.09)	(3.13)	—	—	—	$7.91	(28.35)%	2.05%	(0.56)%	98%	$54
R Class
2013(3)	$15.39	0.02	2.90	2.92	(0.01)	(0.90)	(0.91)	$17.40	19.18%	1.52%(4)	0.27%(4)	57%	$7,015
2013	$13.20	0.09	2.17	2.26	(0.07)	—	(0.07)	$15.39	17.16%	1.53%	0.57%	94%	$5,368
2012	$12.68	0.02	0.50	0.52	—(5)	—	—(5)	$13.20	4.13%	1.54%	0.23%	94%	$897
2011	$9.17	(0.01)	3.52	3.51	—	—	—	$12.68	38.28%	1.54%	(0.13)%	117%	$493
2010	$7.92	—(5)	1.25	1.25	—(5)	—	—(5)	$9.17	15.82%	1.55%	(0.04)%	84%	$264
2009	$11.00	—(5)	(3.08)	(3.08)	—	—	—	$7.92	(28.00)%	1.55%	(0.06)%	98%	$417

19

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2013 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81043 1402

SEMIANNUAL REPORT	DECEMBER 31, 2013

Disciplined Growth Plus Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Statement of Cash Flows	17
Notes to Financial Statements	18
Financial Highlights	24
Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Stock Indices and Government Bond Yields Peaked at Year End

Stock indices and government bond yields mostly climbed during the six-month period. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks, low inflation, and investor optimism. These factors translated into outperformance by riskier assets—such as small-cap growth stocks and high-yield corporate bonds—and underperformance for more conservative/defensive stock and bond sectors. In this environment, the S&P 500 Index advanced 16.31%, reaching an all-time high, and the 10-year U.S. Treasury bond returned –3.09% as its yield climbed to 3.03%.

Stocks overcame—and U.S. Treasury bonds were temporarily bolstered by—volatility and uncertainty caused by the U.S. federal budget battle and temporary government shutdown. Other hurdles included the Treasury market’s “Taper Tantrum,” which pushed mortgage interest rates higher and tempered the U.S. housing market’s recovery. The housing and labor markets improved enough though to convince U.S. monetary policymakers to finally announce a reduction in their monthly bond-buying program. However, low inflation and other signs that the economy has not fully recovered kept the reduction modest and persuaded the policymakers to reaffirm plans to keep short-term interest rates low for an extended period.

Looking ahead, there’s less uncertainty than a year ago about U.S. monetary policies, the U.S. fiscal picture, and global economic strength, but headwinds persist. Stocks should not be expected to duplicate 2013’s results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of December 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ACDJX	21.10%	35.92%(2)	22.11%	10/31/11
Russell 1000 Growth Index	—	19.39%	33.49%	21.78%	—
Institutional Class	ACDKX	21.24%	36.19%(2)	22.35%	10/31/11
A Class No sales charge* With sales charge*	ACDQX	20.96% 14.01%	35.55%(2) 27.73%	21.79% 18.52%	10/31/11
C Class No sales charge* With sales charge*	ACDHX	20.48% 19.48%	34.67%(2) 34.67%(2)	20.90% 20.90%	10/31/11
R Class	ACDWX	20.73%	35.19%(2)	21.48%	10/31/11

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.87%	1.67%	2.12%	2.87%	2.37%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. In addition, its investment approach may involve higher price volatility, short sales risk, leverage risk and overweighting risk.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2013
Top Ten Long Holdings	% of net assets
Apple, Inc.	3.99%
Google, Inc., Class A	3.77%
Microsoft Corp.	3.68%
Oracle Corp.	2.18%
QUALCOMM, Inc.	2.02%
Boeing Co. (The)	1.76%
Bristol-Myers Squibb Co.	1.36%
Lowe’s Cos., Inc.	1.30%
3M Co.	1.26%
Honeywell International, Inc.	1.21%

Top Five Short Holdings	% of net assets
LSB Industries, Inc.	(0.94)%
Depomed, Inc.	(0.88)%
Cray, Inc.	(0.86)%
Procera Networks, Inc.	(0.72)%
Interface, Inc.	(0.72)%

Types of Investments in Portfolio	% of net assets
Common Stocks	128.3%
Common Stocks Sold Short	(30.2)%
Temporary Cash Investments	1.2%
Other Assets and Liabilities	0.7%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(1) 7/1/13 – 12/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,211.00	$9.98	1.79%
Institutional Class	$1,000	$1,212.40	$8.87	1.59%
A Class	$1,000	$1,209.60	$11.36	2.04%
C Class	$1,000	$1,204.80	$15.50	2.79%
R Class	$1,000	$1,207.30	$12.74	2.29%
Hypothetical
Investor Class	$1,000	$1,016.18	$9.10	1.79%
Institutional Class	$1,000	$1,017.19	$8.08	1.59%
A Class	$1,000	$1,014.92	$10.36	2.04%
C Class	$1,000	$1,011.14	$14.14	2.79%
R Class	$1,000	$1,013.66	$11.62	2.29%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 128.3%
AEROSPACE AND DEFENSE — 3.7%
American Science & Engineering, Inc.	974	$ 70,040
Boeing Co. (The)(1)	1,976	269,704
Honeywell International, Inc.(1)	2,027	185,207
United Technologies Corp.(1)	303	34,482
		559,433
AIR FREIGHT AND LOGISTICS — 0.1%
United Parcel Service, Inc., Class B(1)	98	10,298
AIRLINES — 1.2%
Delta Air Lines, Inc.(1)	2,355	64,692
Southwest Airlines Co.(1)	6,008	113,191
		177,883
AUTO COMPONENTS — 1.5%
BorgWarner, Inc.(1)	196	10,958
Gentex Corp.(1)	3,487	115,036
Tower International, Inc.(2)	4,696	100,495
		226,489
BEVERAGES — 1.3%
Coca-Cola Co. (The)(1)	2,851	117,775
PepsiCo, Inc.(1)	977	81,032
		198,807
BIOTECHNOLOGY — 5.0%
Alexion Pharmaceuticals, Inc.(2)	315	41,914
Amgen, Inc.(1)	1,255	143,271
Biogen Idec, Inc.(1)(2)	488	136,518
Celgene Corp.(1)(2)	748	126,382
Emergent Biosolutions, Inc.(2)	1,479	34,002
Gilead Sciences, Inc.(1)(2)	2,083	156,537
Myriad Genetics, Inc.(1)(2)	1,526	32,016
Regeneron Pharmaceuticals, Inc.(2)	31	8,532
Threshold Pharmaceuticals, Inc.(1)(2)	7,349	34,320
United Therapeutics Corp.(1)(2)	494	55,862
		769,354
BUILDING PRODUCTS — 0.9%
AAON, Inc.(1)	2,247	71,791
Insteel Industries, Inc.	2,801	63,667
		135,458
CAPITAL MARKETS — 1.5%
Franklin Resources, Inc.	1,701	98,199
FXCM, Inc., Class A(1)	6,209	110,769
SEI Investments Co.(1)	462	16,045
		225,013
CHEMICALS — 5.7%
Chase Corp.	1,773	62,587
Dow Chemical Co. (The)(1)	3,021	134,132
E.I. du Pont de Nemours & Co.(1)	1,038	67,439
Eastman Chemical Co.	989	79,812
FutureFuel Corp.	1,281	20,240
LyondellBasell Industries NV, Class A(1)	1,442	115,764
NewMarket Corp.	180	60,147
Penford Corp.(2)	1,555	19,982
PPG Industries, Inc.(1)	791	150,021
Scotts Miracle-Gro Co. (The), Class A	772	48,034
Sigma-Aldrich Corp.	828	77,840
W.R. Grace & Co.(2)	323	31,935
		867,933
COMMERCIAL SERVICES AND SUPPLIES — 1.7%
Deluxe Corp.(1)	961	50,155
Performant Financial Corp.(2)	1,320	13,596
RR Donnelley & Sons Co.(1)	6,205	125,837
Steelcase, Inc., Class A(1)	4,948	78,475
		268,063
COMMUNICATIONS EQUIPMENT — 2.7%
ARRIS Group, Inc.(1)(2)	491	11,963
Ciena Corp.(1)(2)	2,858	68,392
Harris Corp.(1)	309	21,571
QUALCOMM, Inc.(1)	4,170	309,623
		411,549
COMPUTERS AND PERIPHERALS — 7.0%
Apple, Inc.(1)	1,090	611,610
EMC Corp.(1)	6,244	157,036
NetApp, Inc.(1)	3,245	133,499
SanDisk Corp.(1)	1,670	117,802
Silicon Graphics International Corp.(1)(2)	4,068	54,552
		1,074,499
CONSTRUCTION AND ENGINEERING — 0.4%
AECOM Technology Corp.(1)(2)	1,843	54,239
CONSUMER FINANCE — 0.8%
American Express Co.(1)	182	16,513
Portfolio Recovery Associates, Inc.(1)(2)	711	37,569
World Acceptance Corp.(2)	730	63,897
		117,979

7

Shares	Value
CONTAINERS AND PACKAGING — 2.9%
Avery Dennison Corp.	231	$ 11,594
Bemis Co., Inc.	281	11,509
Owens-Illinois, Inc.(1)(2)	3,260	116,643
Packaging Corp. of America(1)	1,803	114,094
Sealed Air Corp.(1)	3,725	126,836
Silgan Holdings, Inc.(1)	1,194	57,336
		438,012
DIVERSIFIED CONSUMER SERVICES — 0.8%
Capella Education Co.	565	37,539
K12, Inc.(1)(2)	1,867	40,607
LifeLock, Inc.(2)	1,744	28,619
Strayer Education, Inc.	408	14,064
		120,829
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Moody’s Corp.(1)	1,614	126,650
MSCI, Inc., Class A(1)(2)	2,494	109,038
		235,688
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
Atlantic Tele-Network, Inc.(1)	1,754	99,224
Fairpoint Communications, Inc.(1)(2)	8,217	92,934
Inteliquent, Inc.(1)	2,982	34,054
Premiere Global Services, Inc.(2)	767	8,890
Verizon Communications, Inc.(1)	3,326	163,440
		398,542
ELECTRICAL EQUIPMENT — 2.9%
Coleman Cable, Inc.(1)	1,405	36,839
Emerson Electric Co.(1)	2,436	170,958
EnerSys(1)	1,542	108,079
Rockwell Automation, Inc.(1)	1,113	131,512
		447,388
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Coherent, Inc.(2)	250	18,597
ENERGY EQUIPMENT AND SERVICES — 2.6%
Baker Hughes, Inc.	1,094	60,454
Matrix Service Co.(2)	2,544	62,252
RPC, Inc.(1)	6,327	112,937
Schlumberger Ltd.(1)	1,126	101,464
TGC Industries, Inc.(1)	8,410	61,393
		398,500
FOOD AND STAPLES RETAILING — 3.8%
CVS Caremark Corp.(1)	1,671	119,594
Kroger Co. (The)(1)	3,121	123,373
Rite Aid Corp.(1)(2)	19,299	97,653
Safeway, Inc.(1)	1,441	46,933
Wal-Mart Stores, Inc.(1)	250	19,673
Walgreen Co.(1)	3,037	174,445
		581,671
FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.(1)	2,695	116,963
General Mills, Inc.	270	13,476
Green Mountain Coffee Roasters, Inc.(1)(2)	1,266	95,684
Sanderson Farms, Inc.(1)	1,639	118,549
		344,672
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.2%
Analogic Corp.	138	12,221
Anika Therapeutics, Inc.(2)	302	11,524
Becton Dickinson and Co.(1)	1,234	136,345
St. Jude Medical, Inc.(1)	2,137	132,387
Stryker Corp.(1)	1,229	92,347
Thoratec Corp.(1)(2)	2,087	76,384
Zimmer Holdings, Inc.(1)	340	31,685
		492,893
HEALTH CARE PROVIDERS AND SERVICES — 1.9%
Express Scripts Holding Co.(1)(2)	2,373	166,679
Gentiva Health Services, Inc.(2)	1,431	17,759
Providence Service Corp. (The)(1)(2)	4,203	108,101
		292,539
HEALTH CARE TECHNOLOGY — 0.6%
HealthStream, Inc.(2)	459	15,041
Omnicell, Inc.(1)(2)	2,858	72,965
		88,006
HOTELS, RESTAURANTS AND LEISURE — 3.6%
Bally Technologies, Inc.(1)(2)	1,489	116,812
CEC Entertainment, Inc.(1)	1,976	87,497
Cracker Barrel Old Country Store, Inc.(1)	247	27,187
Domino’s Pizza, Inc.(1)	212	14,766
International Game Technology(1)	5,573	101,206
Jack in the Box, Inc.(2)	344	17,207
Las Vegas Sands Corp.(1)	470	37,069
McDonald’s Corp.(1)	525	50,941
Multimedia Games Holding Co., Inc.(1)(2)	2,294	71,940
Ruth’s Hospitality Group, Inc.	1,529	21,727
		546,352
HOUSEHOLD DURABLES — 1.7%
iRobot Corp.(1)(2)	2,367	82,301
PulteGroup, Inc.(1)	3,595	73,230
Whirlpool Corp.	672	105,410
		260,941

8

Shares	Value
HOUSEHOLD PRODUCTS — 0.7%
Oil-Dri Corp. of America(1)	2,902	$ 109,812
INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.(1)	1,379	193,405
Carlisle Cos., Inc.	320	25,408
Danaher Corp.(1)	1,529	118,039
		336,852
INSURANCE — 2.7%
Amtrust Financial Services, Inc.(1)	2,358	77,083
HCI Group, Inc.(1)	1,456	77,896
Infinity Property & Casualty Corp.	1,642	117,813
Travelers Cos., Inc. (The)(1)	285	25,804
Universal Insurance Holdings, Inc.(1)	7,695	111,424
		410,020
INTERNET AND CATALOG RETAIL — 3.7%
Amazon.com, Inc.(1)(2)	283	112,858
Expedia, Inc.(1)	1,201	83,662
HomeAway, Inc.(1)(2)	1,610	65,817
HSN, Inc.	1,137	70,835
Orbitz Worldwide, Inc.(1)(2)	7,130	51,193
Overstock.com, Inc.(1)(2)	2,024	62,319
PetMed Express, Inc.(1)	6,977	116,027
		562,711
INTERNET SOFTWARE AND SERVICES — 7.6%
Carbonite, Inc.(1)(2)	5,076	60,049
eBay, Inc.(1)(2)	2,711	148,807
Facebook, Inc., Class A(1)(2)	2,475	135,284
Google, Inc., Class A(1)(2)	515	577,166
LinkedIn Corp., Class A(2)	543	117,739
ValueClick, Inc.(2)	504	11,778
XO Group, Inc.(1)(2)	7,154	106,308
		1,157,131
IT SERVICES — 4.5%
Accenture plc, Class A(1)	2,060	169,373
Broadridge Financial Solutions, Inc.	280	11,065
CSG Systems International, Inc.(1)	746	21,932
International Business Machines Corp.(1)	934	175,190
Jack Henry & Associates, Inc.(1)	1,141	67,559
MasterCard, Inc., Class A(1)	45	37,596
MoneyGram International, Inc.(1)(2)	4,923	102,300
NeuStar, Inc., Class A(1)(2)	1,031	$ 51,406
Visa, Inc., Class A(1)	254	56,561
		692,982
LEISURE EQUIPMENT AND PRODUCTS — 1.6%
Arctic Cat, Inc.(1)	1,639	93,390
Hasbro, Inc.(1)	2,189	120,417
Mattel, Inc.	313	14,893
Sturm Ruger & Co., Inc.	271	19,807
		248,507
MACHINERY — 3.6%
Altra Industrial Motion Corp.	1,268	43,391
Cummins, Inc.(1)	156	21,991
Dover Corp.(1)	1,332	128,591
Lindsay Corp.	684	56,601
Snap-On, Inc.	1,044	114,339
WABCO Holdings, Inc.(1)(2)	436	40,727
Xerium Technologies, Inc.(1)(2)	8,393	138,401
		544,041
MARINE — 0.7%
Matson, Inc.(1)	4,296	112,169
MEDIA — 3.8%
Comcast Corp., Class A(1)	3,436	178,552
DIRECTV(2)	404	27,912
Lions Gate Entertainment Corp.(1)	735	23,270
ReachLocal, Inc.(1)(2)	2,581	32,804
Regal Entertainment Group, Class A(1)	4,699	91,396
Saga Communications, Inc., Class A	159	7,998
Starz - Liberty Capital(2)	800	23,392
Time Warner Cable, Inc.	513	69,511
Viacom, Inc., Class B(1)	1,506	131,534
		586,369
MULTILINE RETAIL — 0.5%
Macy’s, Inc.(1)	267	14,258
Target Corp.(1)	1,029	65,105
		79,363
OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp., Class A(2)	272	14,710
OIL, GAS AND CONSUMABLE FUELS — 0.6%
Anadarko Petroleum Corp.	835	66,232
Western Refining, Inc.(1)	708	30,026
		96,258

9

Shares	Value
PAPER AND FOREST PRODUCTS — 0.6%
International Paper Co.	268	$ 13,140
Schweitzer-Mauduit International, Inc.(1)	1,501	77,256
		90,396
PERSONAL PRODUCTS — 1.5%
Avon Products, Inc.(1)	5,133	88,390
Herbalife Ltd.	176	13,851
Medifast, Inc.(1)(2)	2,218	57,957
USANA Health Sciences, Inc.(1)(2)	931	70,365
		230,563
PHARMACEUTICALS — 6.9%
AbbVie, Inc.(1)	3,119	164,714
Allergan, Inc.(1)	1,575	174,951
Bristol-Myers Squibb Co.(1)	3,909	207,763
Eli Lilly & Co.(1)	2,494	127,194
Endo Health Solutions, Inc.(1)(2)	1,487	100,313
Johnson & Johnson(1)	1,760	161,199
Questcor Pharmaceuticals, Inc.	552	30,057
Salix Pharmaceuticals Ltd.(2)	998	89,760
		1,055,951
PROFESSIONAL SERVICES — 0.5%
RPX Corp.(1)(2)	4,844	81,864
ROAD AND RAIL — 0.2%
Swift Transportation Co.(2)	728	16,169
Union Pacific Corp.(1)	70	11,760
		27,929
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.2%
Analog Devices, Inc.(1)	972	49,504
Broadcom Corp., Class A(1)	2,834	84,028
Cabot Microelectronics Corp.(2)	466	21,296
Intel Corp.(1)	4,578	118,845
Maxim Integrated Products, Inc.(1)	310	8,652
MaxLinear, Inc., Class A(1)(2)	11,276	117,609
Microsemi Corp.(2)	735	18,338
PMC - Sierra, Inc.(2)	2,557	16,442
Semtech Corp.(2)	508	12,842
Skyworks Solutions, Inc.(1)(2)	484	13,823
Texas Instruments, Inc.(1)	3,618	158,866
Xilinx, Inc.	553	25,394
		645,639
SOFTWARE — 8.6%
Cadence Design Systems, Inc.(1)(2)	5,191	72,778
Comverse, Inc.(2)	263	10,204
Intuit, Inc.(1)	1,841	140,505
Microsoft Corp.(1)	15,073	564,182
NetScout Systems, Inc.(2)	440	13,020
Oracle Corp.(1)	8,737	334,278
PTC, Inc.(2)	298	10,546
Symantec Corp.(1)	4,968	117,145
VMware, Inc., Class A(1)(2)	625	56,069
		1,318,727
SPECIALTY RETAIL — 6.3%
AutoZone, Inc.(2)	48	22,941
Best Buy Co., Inc.(1)	2,584	103,050
Big 5 Sporting Goods Corp.	1,229	24,359
Brown Shoe Co., Inc.(1)	3,757	105,722
Buckle, Inc. (The)	266	13,981
Destination Maternity Corp.(1)	1,657	49,511
Gap, Inc. (The)(1)	3,129	122,281
Home Depot, Inc. (The)(1)	2,151	177,113
Lowe’s Cos., Inc.(1)	4,016	198,993
O’Reilly Automotive, Inc.(1)(2)	353	45,435
PetSmart, Inc.(1)	1,206	87,737
Urban Outfitters, Inc.(2)	412	15,285
		966,408
TEXTILES, APPAREL AND LUXURY GOODS — 0.8%
Coach, Inc.(1)	151	8,475
Hanesbrands, Inc.(1)	1,732	121,708
		130,183
THRIFTS AND MORTGAGE FINANCE — 0.5%
Ocwen Financial Corp.(1)(2)	1,426	79,072
TOBACCO — 1.5%
Altria Group, Inc.(1)	3,191	122,502
Philip Morris International, Inc.(1)	1,161	101,158
		223,660
TRADING COMPANIES AND DISTRIBUTORS — 0.5%
Aceto Corp.	647	16,181
MRC Global, Inc.(1)(2)	2,026	65,359
		81,540
TOTAL COMMON STOCKS (Cost $15,866,731)		19,644,484

10

Shares	Value
Temporary Cash Investments — 1.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14,

valued at $31,449), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $30,841)

		$ 30,841
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $37,757), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $37,009)		37,009
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $13,840), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $13,570)		13,570
SSgA U.S. Government Money Market Fund	108,440	108,440
TOTAL TEMPORARY CASH INVESTMENTS (Cost $189,860)		189,860
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.5% (Cost $16,056,591)		19,834,344
Common Stocks Sold Short — (30.2)%
AEROSPACE AND DEFENSE — (0.2)%
LMI Aerospace, Inc.	(1,671)	(24,631)
AIR FREIGHT AND LOGISTICS — (0.4)%
UTi Worldwide, Inc.	(3,331)	(58,492)
AUTOMOBILES — (0.1)%
Winnebago Industries, Inc.	(501)	(13,753)
BIOTECHNOLOGY — (0.2)%
Infinity Pharmaceuticals, Inc.	(731)	(10,095)
Medivation, Inc.	(423)	(26,996)
		(37,091)
CAPITAL MARKETS — (0.7)%
ICG Group, Inc.	(5,666)	(105,558)
CHEMICALS — (0.9)%
LSB Industries, Inc.	(3,554)	(145,785)
COMMERCIAL SERVICES AND SUPPLIES — (2.1)%
Heritage-Crystal Clean, Inc.	(4,790)	(98,147)
InnerWorkings, Inc.	(9,167)	(71,411)
Interface, Inc.	(5,014)	(110,107)
SP Plus Corp.	(1,444)	(37,602)
		(317,267)
COMMUNICATIONS EQUIPMENT — (1.7)%
Procera Networks, Inc.	(7,376)	(110,787)
Tessco Technologies, Inc.	(2,540)	(102,413)
ViaSat, Inc.	(646)	(40,472)
		(253,672)
COMPUTERS AND PERIPHERALS — (1.4)%
Cray, Inc.	(4,774)	(131,094)
Datalink Corp.	(6,095)	(66,436)
Stratasys Ltd.	(79)	(10,641)
		(208,171)
CONSTRUCTION AND ENGINEERING — (0.8)%
Great Lakes Dredge & Dock Corp.	(11,947)	(109,912)
Sterling Construction Co., Inc.	(1,619)	(18,991)
		(128,903)
DIVERSIFIED TELECOMMUNICATION SERVICES — (0.2)%
Cincinnati Bell, Inc.	(10,381)	(36,956)
ELECTRIC UTILITIES — (0.1)%
ITC Holdings Corp.	(96)	(9,199)
ELECTRICAL EQUIPMENT — (0.4)%
Franklin Electric Co., Inc.	(1,520)	(67,853)
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (0.8)%
Belden, Inc.	(731)	(51,499)
OSI Systems, Inc.	(1,419)	(75,363)
		(126,862)
FOOD AND STAPLES RETAILING — (0.4)%
Chefs’ Warehouse, Inc. (The)	(2,213)	(64,531)
FOOD PRODUCTS — (0.2)%
Snyders-Lance, Inc.	(1,010)	(29,007)
GAS UTILITIES — (1.2)%
ONEOK, Inc.	(1,227)	(76,295)
South Jersey Industries, Inc.	(1,929)	(107,947)
		(184,242)
HEALTH CARE EQUIPMENT AND SUPPLIES — (0.3)%
Antares Pharma, Inc.	(3,931)	(17,611)
Cynosure, Inc., Class A	(899)	(23,985)
Volcano Corp.	(452)	(9,876)
		(51,472)
HEALTH CARE PROVIDERS AND SERVICES — (1.5)%
Acadia Healthcare Co., Inc.	(2,186)	(103,463)
Air Methods Corp.	(421)	(24,557)
BioScrip, Inc.	(3,015)	(22,311)
Chindex International, Inc.	(4,384)	(76,413)
		(226,744)

11

Shares	Value
HOTELS, RESTAURANTS AND LEISURE — (0.5)%
BJ’s Restaurants, Inc.	(1,300)	$ (40,378)
Diversified Restaurant Holdings, Inc.	(7,601)	(36,257)
		(76,635)
HOUSEHOLD DURABLES — (0.9)%
KB Home	(5,423)	(99,133)
M.D.C. Holdings, Inc.	(710)	(22,890)
Tempur Sealy International, Inc.	(196)	(10,576)
		(132,599)
INTERNET SOFTWARE AND SERVICES — (0.8)%
Reis, Inc.	(3,746)	(72,036)
Spark Networks, Inc.	(8,591)	(52,920)
		(124,956)
IT SERVICES — (0.1)%
EPAM Systems, Inc.	(678)	(23,689)
LEISURE EQUIPMENT AND PRODUCTS — (0.1)%
Marine Products Corp.	(2,077)	(20,874)
MACHINERY — (1.1)%
Commercial Vehicle Group, Inc.	(8,693)	(63,198)
RBC Bearings, Inc.	(1,473)	(104,215)
		(167,413)
MEDIA — (1.3)%
Clear Channel Outdoor Holdings, Inc., Class A	(1,660)	(16,832)
Loral Space & Communications, Inc.	(1,265)	(102,440)
Nexstar Broadcasting Group, Inc., Class A	(983)	(54,782)
World Wrestling Entertainment, Inc., Class A	(1,146)	(19,001)
		(193,055)
METALS AND MINING — (0.8)%
Hecla Mining Co.	(21,624)	(66,602)
Royal Gold, Inc.	(685)	(31,558)
Tahoe Resources, Inc.	(1,708)	(28,421)
		(126,581)
OIL, GAS AND CONSUMABLE FUELS — (1.0)%
Bonanza Creek Energy, Inc.	(224)	(9,737)
Crosstex Energy, Inc.	(1,496)	(54,095)
Kodiak Oil & Gas Corp.	(1,353)	(15,167)
SemGroup Corp., Class A	(925)	(60,338)
Synergy Resources Corp.	(2,325)	(21,530)
		(160,867)
PAPER AND FOREST PRODUCTS — (0.6)%
Deltic Timber Corp.	(1,271)	(86,352)
PHARMACEUTICALS — (1.4)%
Auxilium Pharmaceuticals, Inc.	(1,133)	(23,499)
Depomed, Inc.	(12,807)	(135,498)
Pacira Pharmaceuticals, Inc.	(566)	(32,539)
Repros Therapeutics, Inc.	(1,113)	(20,368)
		(211,904)
REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.6)%
Acadia Realty Trust	(1,118)	(27,760)
Rayonier, Inc.	(208)	(8,757)
Strategic Hotels & Resorts, Inc.	(5,250)	(49,612)
		(86,129)
REAL ESTATE MANAGEMENT AND DEVELOPMENT — (1.3)%
Forestar Group, Inc.	(4,718)	(100,352)
Tejon Ranch Co.	(2,681)	(98,553)
		(198,905)
ROAD AND RAIL — (0.4)%
Genesee & Wyoming, Inc., Class A	(645)	(61,952)
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (0.5)%
SunEdison, Inc.	(5,437)	(70,953)
SOFTWARE — (0.6)%
Epiq Systems, Inc.	(2,342)	(37,964)
Solera Holdings, Inc.	(750)	(53,070)
		(91,034)
SPECIALTY RETAIL — (1.3)%
America’s Car-Mart, Inc.	(235)	(9,924)
Asbury Automotive Group, Inc.	(538)	(28,912)
CarMax, Inc.	(904)	(42,506)
Conn’s, Inc.	(153)	(12,055)
Monro Muffler Brake, Inc.	(829)	(46,723)
Signet Jewelers Ltd.	(797)	(62,724)
		(202,844)
TEXTILES, APPAREL AND LUXURY GOODS — (1.3)%
Oxford Industries, Inc.	(856)	(69,054)
PVH Corp.	(252)	(34,277)
Quiksilver, Inc.	(10,281)	(90,164)
		(193,495)
THRIFTS AND MORTGAGE FINANCE — (0.5)%
Meridian Interstate Bancorp, Inc.	(3,597)	(81,220)
TRADING COMPANIES AND DISTRIBUTORS — (1.5)%
Aircastle Ltd.	(2,420)	(46,367)
CAI International, Inc.	(3,299)	(77,757)
H&E Equipment Services, Inc.	(3,442)	(101,987)
		(226,111)
TOTAL COMMON STOCKS SOLD SHORT — (30.2)% (Proceeds $4,053,743)		(4,627,757)
OTHER ASSETS AND LIABILITIES — 0.7%		109,911
TOTAL NET ASSETS — 100.0%		$ 15,316,498

12

Notes to Schedule of Investments

(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $13,325,039.

(2)	Non-income producing.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

DECEMBER 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $16,056,591)	$19,834,344
Deposits with broker for securities sold short	107,575
Receivable for capital shares sold	10,538
Dividends and interest receivable	12,582
19,965,039

Liabilities
Securities sold short, at value (proceeds of $4,053,743)	4,627,757
Payable for capital shares redeemed	1,400
Accrued management fees	18,053
Distribution and service fees payable	893
Dividend expense payable on securities sold short	438
4,648,541

Net Assets	$15,316,498

Net Assets Consist of:
Capital (par value and paid-in surplus)	$11,988,804
Undistributed net investment income	1,152
Undistributed net realized gain	122,803
Net unrealized appreciation	3,203,739
$15,316,498

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$12,809,265	860,291	$14.89
Institutional Class, $0.01 Par Value	$468,132	31,441	$14.89
A Class, $0.01 Par Value	$957,217	64,417	$14.86*
C Class, $0.01 Par Value	$600,121	40,890	$14.68
R Class, $0.01 Par Value	$481,763	32,499	$14.82
*Maximum offering price $15.77 (net asset value divided by 0.9425).

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$ 132,307
Interest	43
132,350

Expenses:
Dividend expense on securities sold short	9,459
Broker fees and charges on securities sold short	12,127
Management fees	93,115
Distribution and service fees:
A Class	1,057
C Class	2,717
R Class	1,082
Directors’ fees and expenses	369
Other expenses	73
119,999

Net investment income (loss)	12,351

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	852,379
Securities sold short transactions	(405,181)
447,198

Change in net unrealized appreciation (depreciation) on:
Investments	2,230,768
Securities sold short	(270,272)
1,960,496

Net realized and unrealized gain (loss)	2,407,694

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,420,045

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED) AND YEAR ENDED JUNE 30, 2013
Increase (Decrease) in Net Assets	December 31, 2013	June 30, 2013
Operations
Net investment income (loss)	$ 12,351	$ 22,504
Net realized gain (loss)	447,198	89,920
Change in net unrealized appreciation (depreciation)	1,960,496	1,052,077
Net increase (decrease) in net assets resulting from operations	2,420,045	1,164,501

Distributions to Shareholders
From net investment income:
Investor Class	(9,913)	(14,266)
Institutional Class	(1,286)	(2,608)
A Class	—	(1,698)
R Class	—	(253)
From net realized gains:
Investor Class	(331,823)	—
Institutional Class	(12,402)	—
A Class	(25,398)	—
C Class	(16,154)	—
R Class	(12,826)	—
Decrease in net assets from distributions	(409,802)	(18,825)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	2,815,122	5,545,799

Net increase (decrease) in net assets	4,825,365	6,691,475

Net Assets
Beginning of period	10,491,133	3,799,658
End of period	$15,316,498	$10,491,133

Undistributed net investment income	$1,152	—

See Notes to Financial Statements.

16

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$ 2,420,045
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(8,117,592)
Proceeds from investments sold	5,050,696
Purchases to cover securities sold short	(2,387,099)
Proceeds from securities sold short	3,220,714
(Increase) decrease in short-term investments	10,902
(Increase) decrease in deposits with broker for securities sold short	(21,963)
(Increase) decrease in receivable for investments sold	582,991
(Increase) decrease in dividends and interest receivable	(4,385)
Increase (decrease) in payable for investments purchased	(759,043)
Increase (decrease) in accrued management fees	5,667
Increase (decrease) in distribution and service fees payable	206
Increase (decrease) in dividend expense payable on securities sold short	144
Increase (decrease) in broker fees and charges payable on securities sold short	(72)
Change in net unrealized (appreciation) depreciation on investments	(2,230,768)
Net realized (gain) loss on investment transactions	(852,379)
Change in net unrealized (appreciation) depreciation on securities sold short	270,272
Net realized (gain) loss on securities sold short transactions	405,181
Net cash from (used in) operating activities	(2,406,483)

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	5,011,649
Payments for shares redeemed	(2,600,304)
Distributions paid, net of reinvestments	(4,862)
Net cash from (used in) financing activities	2,406,483

Net Increase (Decrease) In Cash	—
Cash at beginning of period	—
Cash at end of period	—

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $404,940.

See Notes to Financial Statements.

17

Notes to Financial Statements

DECEMBER 31, 2013 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Plus Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators.

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Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

19

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The beginning of period and end of period cash in the Statement of Cash Flows is the amount of domestic and foreign currency included in the fund’s Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits with brokers for securities sold short.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 1.1180% to 1.3000%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2013 was 1.45% for the Investor Class, A Class, C Class and R Class and 1.25% for the Institutional Class.

20

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 12% of the shares of the fund.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2013 were $10,504,691 and $8,271,410, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2013		Year ended June 30, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	10,000,000		10,000,000
Sold	344,307	$4,803,673	646,550	$7,547,211
Issued in reinvestment of distributions	23,160	336,874	1,222	13,632
Redeemed	(186,873)	(2,589,561)	(175,129)	(2,103,544)
	180,594	2,550,986	472,643	5,457,299
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	221	2,976	—	—
Issued in reinvestment of distributions	939	13,688	234	2,608
	1,160	16,664	234	2,608
A Class/Shares Authorized	10,000,000		10,000,000
Sold	11,631	160,052	9,549	116,097
Issued in reinvestment of distributions	1,752	25,398	152	1,698
Redeemed	(722)	(10,430)	(10,244)	(116,000)
	12,661	175,020	(543)	1,795
C Class/Shares Authorized	10,000,000		10,000,000
Sold	1,876	25,070	7,614	86,275
Issued in reinvestment of distributions	1,127	16,154	—	—
Redeemed	(1)	(15)	(440)	(5,303)
	3,002	41,209	7,174	80,972
R Class/Shares Authorized	10,000,000		10,000,000
Sold	1,297	18,432	244	2,872
Issued in reinvestment of distributions	886	12,826	23	253
Redeemed	(1)	(15)	—	—
	2,182	31,243	267	3,125
Net increase (decrease)	199,599	$2,815,122	479,775	$5,545,799

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$19,644,484	—	—
Temporary Cash Investments	108,440	$81,420	—
	$19,752,924	$81,420	—

Liabilities
Securities Sold Short
Common Stocks	$(4,627,757)	—	—

7. Risk Factors

The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$16,059,281
Gross tax appreciation of investments	$3,916,521
Gross tax depreciation of investments	(141,458)
Net tax appreciation (depreciation) of investments	$3,775,063
Net tax appreciation (depreciation) on securities sold short	$(576,574)
Net tax appreciation (depreciation)	$3,198,489

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2013, the fund had post-October capital loss deferrals of $(43,967), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$12.65	0.02	2.64	2.66	(0.01)	(0.41)	(0.42)	$14.89	21.10%	1.79%(4)	1.46%(4)	0.25%(4)	50%	$12,809
2013	$10.86	0.04	1.81	1.85	(0.06)	—	(0.06)	$12.65	17.15%	1.87%	1.46%	0.42%	100%	$8,597
2012(5)	$10.00	(0.03)	0.90	0.87	(0.01)	—	(0.01)	$10.86	8.73%	2.48%(4)	1.47%(4)	(0.38)%(4)	89%	$2,249
Institutional Class
2013(3)	$12.66	0.03	2.65	2.68	(0.04)	(0.41)	(0.45)	$14.89	21.24%	1.59%(4)	1.26%(4)	0.45%(4)	50%	$468
2013	$10.87	0.09	1.79	1.88	(0.09)	—	(0.09)	$12.66	17.37%	1.67%	1.26%	0.62%	100%	$383
2012(5)	$10.00	(0.01)	0.90	0.89	(0.02)	—	(0.02)	$10.87	8.87%	2.28%(4)	1.27%(4)	(0.18)%(4)	89%	$327
A Class
2013(3)	$12.63	—(6)	2.64	2.64	—	(0.41)	(0.41)	$14.86	20.96%	2.04%(4)	1.71%(4)	0.00%(4)(7)	50%	$957
2013	$10.85	0.04	1.78	1.82	(0.04)	—	(0.04)	$12.63	16.79%	2.12%	1.71%	0.17%	100%	$654
2012(5)	$10.00	(0.05)	0.91	0.86	(0.01)	—	(0.01)	$10.85	8.59%	2.73%(4)	1.72%(4)	(0.63)%(4)	89%	$567
C Class
2013(3)	$12.53	(0.05)	2.61	2.56	—	(0.41)	(0.41)	$14.68	20.48%	2.79%(4)	2.46%(4)	(0.75)%(4)	50%	$600
2013	$10.80	(0.05)	1.78	1.73	—	—	—	$12.53	16.02%	2.87%	2.46%	(0.58)%	100%	$475
2012(5)	$10.00	(0.09)	0.89	0.80	—	—	—	$10.80	8.00%	3.48%(4)	2.47%(4)	(1.38)%(4)	89%	$332

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For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2013(3)	$12.62	(0.02)	2.63	2.61	—	(0.41)	(0.41)	$14.82	20.73%	2.29%(4)	1.96%(4)	(0.25)%(4)	50%	$482
2013	$10.83	0.01	1.79	1.80	(0.01)	—	(0.01)	$12.62	16.62%	2.37%	1.96%	(0.08)%	100%	$382
2012(5)	$10.00	(0.06)	0.89	0.83	—(6)	—	—(6)	$10.83	8.34%	2.98%(4)	1.97%(4)	(0.88)%(4)	89%	$326

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2013 (unaudited).

(4)	Annualized.

(5)	October 31, 2011 (fund inception) through June 30, 2012.

(6)	Per-share amount was less than $0.005.

(7)	Ratio was less than 0.005%.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81050 1402

SEMIANNUAL REPORT	DECEMBER 31, 2013

Emerging Markets Value Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	18
Approval of Management Agreement	19
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

         Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the two months from the fund’s inception on October 31, 2013, to December 31, 2013. It provides our overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Emerging Markets Stocks Lagged

The two-month period did not favor emerging markets stocks—the MSCI Emerging Markets Index declined –2.89%, compared with index gains for developed countries, including the U.S. (the MSCI EAFE Index and the S&P 500 Index advanced 2.27% and 5.66%, respectively).

Emerging markets stock indices lagged their developed market counterparts for the period as political unrest (particularly in Turkey and Thailand) and the U.S. Federal Reserve’s (the Fed’s) decision to scale back one of its economic stimulus programs weighed on many emerging markets. Slowing economic growth and rising inflation threats (in some cases) also presented hurdles at the end of 2013.

The performance of emerging markets stock indices for the two-month period contrasted strikingly with that of U.S. stock indices. Optimism among U.S. equity investors helped push the S&P 500 Index to its best calendar year gain since 1997. Improving economic conditions also motivated the Fed to finally announce plans to reduce its government bond purchases (quantitative easing, QE). These QE tapering plans, and the prospect of higher government bond yields, did not sit well with higher return-seeking investors who had moved into emerging markets securities when QE reduced government bond yields to record lows.

Looking ahead, there’s more optimism about global economic strength than in years past, but headwinds persist. We believe QE tapering will likely continue and interest rates could normalize further, making it more difficult for developed market stocks to duplicate 2013’s results. QE tapering and rising rates could also reduce the relative appeal of emerging markets securities. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of December 31, 2013
	Ticker Symbol	Since Inception(1)	Inception Date
Investor Class	AEVVX	-3.40%	10/31/13
MSCI Emerging Markets Value Index	—	-3.47%	—
MSCI Emerging Markets Index	—	-2.89%	—
Institutional Class	AEVNX	-3.40%	10/31/13
A Class No sales charge* With sales charge*	AEVLX	-3.40% -8.95%	10/31/13
C Class No sales charge* With sales charge*	AEVTX	-3.60% -4.56%	10/31/13
R Class	AEVRX	-3.50%	10/31/13

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.53%	1.33%	1.78%	2.53%	2.03%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2013
Top Ten Holdings	% of net assets
China Construction Bank Corp. H Shares	3.5%
Industrial & Commercial Bank of China Ltd. H Shares	3.3%
Bank of China Ltd. H Shares	2.6%
China Mobile Ltd.	2.6%
Lukoil OAO ADR	2.4%
Gazprom OAO ADR	2.3%
Sasol Ltd.	2.2%
iShares MSCI Emerging Markets Index Fund	2.0%
Agricultural Bank of China Ltd. H Shares	1.5%
Vale SA ADR	1.4%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	94.5%
Exchange-Traded Funds	2.9%
Total Equity Exposure	97.4%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	2.0%

Investments by Country	% of net assets
China	19.2%
South Korea	15.7%
Taiwan	10.6%
Brazil	10.3%
South Africa	7.1%
Russia	7.0%
India	5.2%
Mexico	4.7%
Malaysia	2.5%
Poland	2.5%
Turkey	2.5%
Indonesia	2.5%
Chile	2.2%
Other Countries	2.5%
Exchange-Traded Funds	2.9%
Cash and Equivalents*	2.6%
* Includes temporary cash investments and other assets and liabilities.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(1) 7/1/13 – 12/31/13	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$966.00(2)	$2.42(3)	1.45%
Investor Class (before waiver)	$1,000	$966.00(2)(4)	$2.54(3)	1.52%
Institutional Class (after waiver)	$1,000	$966.00(2)	$2.09(3)	1.25%
Institutional Class (before waiver)	$1,000	$966.00(2)(4)	$2.20(3)	1.32%
A Class (after waiver)	$1,000	$966.00(2)	$2.84(3)	1.70%
A Class (before waiver)	$1,000	$966.00(2)(4)	$2.96(3)	1.77%
C Class (after waiver)	$1,000	$964.00(2)	$4.09(3)	2.45%
C Class (before waiver)	$1,000	$964.00(2)(4)	$4.20(3)	2.52%
R Class (after waiver)	$1,000	$965.00(2)	$3.25(3)	1.95%
R Class (before waiver)	$1,000	$965.00(2)(4)	$3.37(3)	2.02%
Hypothetical
Investor Class (after waiver)	$1,000	$1,017.90(5)	$7.38(5)	1.45%
Investor Class (before waiver)	$1,000	$1,017.54(5)	$7.73(5)	1.52%
Institutional Class (after waiver)	$1,000	$1,018.90(5)	$6.36(5)	1.25%
Institutional Class (before waiver)	$1,000	$1,018.55(5)	$6.72(5)	1.32%
A Class (after waiver)	$1,000	$1,016.64(5)	$8.64(5)	1.70%
A Class (before waiver)	$1,000	$1,016.28(5)	$9.00(5)	1.77%
C Class (after waiver)	$1,000	$1,012.86(5)	$12.43(5)	2.45%
C Class (before waiver)	$1,000	$1,012.50(5)	$12.78(5)	2.52%
R Class (after waiver)	$1,000	$1,015.38(5)	$9.91(5)	1.95%
R Class (before waiver)	$1,000	$1,015.02(5)	$10.26(5)	2.02%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from October 31, 2013 (fund inception) through December 31, 2013.

(3)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 62, the number of days in the period from October 31, 2013 (fund inception) through December 31, 2013, divided by 365 to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

(5)

Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

6

Schedule of Investments

DECEMBER 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 94.5%
BRAZIL — 10.3%
AES Tiete SA Preference Shares	5,400	$ 43,746
Banco Bradesco SA Preference Shares	700	8,758
Banco do Brasil SA	6,100	63,260
Banco do Estado do Rio Grande do Sul SA Preference Shares	7,300	38,987
Banco Santander Brasil SA ADR	7,500	45,750
Centrais Eletricas Brasileiras SA	5,700	14,602
Cia Energetica de Minas Gerais ADR	5,800	45,182
Cia Energetica de Sao Paulo Preference Shares	5,300	50,389
Cia Paranaense de Energia ADR	2,300	30,222
Cia Siderurgica Nacional SA ADR	2,600	16,120
Petroleo Brasileiro SA ADR	1,900	26,182
Petroleo Brasileiro SA Preference Shares ADR	2,700	39,663
Souza Cruz SA	4,400	45,022
Ultrapar Participacoes SA	800	18,939
Vale SA ADR	4,800	73,200
		560,022
CHILE — 2.2%
Aguas Andinas SA A Shares	26,053	16,859
Banco de Chile	378,878	55,119
Banco de Credito e Inversiones	849	47,246
		119,224
CHINA — 19.2%
Agricultural Bank of China Ltd. H Shares	164,000	80,580
Bank of China Ltd. H Shares	305,000	140,419
China Construction Bank Corp. H Shares	253,000	190,868
China Merchants Bank Co. Ltd. H Shares	34,000	72,435
China Minsheng Banking Corp. Ltd. H Shares	52,500	58,293
China Mobile Ltd.	13,500	139,974
China Petroleum & Chemical Corp. H Shares	12,000	9,796
Chongqing Rural Commercial Bank H Shares	93,000	45,095
Country Garden Holdings Co.	26,000	15,692
Dah Chong Hong Holdings Ltd.	62,000	46,374
Fosun International Ltd.	9,500	9,434
Greentown China Holdings Ltd.	5,000	7,634
Huaneng Power International, Inc. H Shares	12,000	10,848
Industrial & Commercial Bank of China Ltd. H Shares	264,000	178,399
PetroChina Co. Ltd. H Shares	12,000	13,154
SOHO China Ltd.	22,500	19,383
		1,038,378
COLOMBIA — 0.6%
Banco Davivienda SA Preference Shares	1,516	18,586
Cemex Latam Holdings SA(1)	2,067	15,853
		34,439
INDIA — 5.2%
Cairn India Ltd.	10,945	57,286
Coal India Ltd.	7,107	33,320
Dr Reddy’s Laboratories Ltd.	371	15,202
Idea Cellular Ltd.	15,069	40,660
Infosys Ltd. ADR	900	50,940
Reliance Industries Ltd. GDR(2)	929	26,978
Tata Steel Ltd.	2,242	15,376
Wipro Ltd.	4,689	42,391
		282,153
INDONESIA — 2.5%
PT Bank Rakyat Indonesia (Persero) Tbk	95,000	56,916
PT Indo Tambangraya Megah Tbk	19,000	44,539
PT Semen Gresik (Persero) Tbk	17,500	20,484
PT Telekomunikasi Indonesia (Persero) Tbk	68,500	12,137
		134,076
MALAYSIA — 2.5%
AMMB Holdings Bhd	18,300	40,449
Berjaya Sports Toto Bhd	40,900	50,571
Petronas Chemicals Group Bhd	22,100	46,690
		137,710
MEXICO — 4.7%
Alfa SAB de CV, Series A	25,400	71,590
America Movil SAB de CV Series L ADR	1,600	37,392
Compartamos SAB de CV	28,400	53,052
Kimberly-Clark de Mexico SAB de CV A Shares	14,400	40,951
Promotora y Operadora de Infraestructura SAB de CV(1)	4,200	50,504
		253,489
POLAND — 2.5%
Kernel Holding SA(1)	2,324	29,346
KGHM Polska Miedz SA	1,588	62,459
Polskie Gornictwo Naftowe i Gazownictwo SA	26,197	44,695
		136,500

7

Shares	Value
RUSSIA — 7.0%
Gazprom OAO ADR	14,275	$ 122,051
Lukoil OAO ADR	2,075	129,584
Sberbank of Russia ADR	826	10,391
Sistema JSFC GDR	1,881	60,418
Surgutneftegas OAO ADR	1,345	11,621
Tatneft OAO ADR	1,222	46,705
		380,770
SOUTH AFRICA — 7.1%
Kumba Iron Ore Ltd.	1,370	57,915
MMI Holdings Ltd.	22,875	55,171
MTN Group Ltd.	1,970	40,756
Sasol Ltd.	2,403	117,859
Vodacom Group Ltd.	5,185	65,739
Woolworths Holdings Ltd.	6,404	45,573
		383,013
SOUTH KOREA — 15.7%
BS Financial Group, Inc.	2,680	40,853
Coway Co. Ltd.	324	20,417
Daelim Industrial Co. Ltd.	531	47,417
Dongbu Insurance Co. Ltd.	692	36,887
Halla Visteon Climate Control Corp.	380	13,993
Hanwha Corp.	1,420	53,167
Hyundai Mobis	35	9,745
Hyundai Motor Co.	270	61,170
Kia Motors Corp.	1,312	70,174
Korea Zinc Co. Ltd.	56	16,913
Korean Air Lines Co. Ltd.(1)	510	15,110
KT Corp.	1,280	38,233
LG Chem Ltd.	194	55,611
LG Corp.	1,088	66,365
LG Display Co. Ltd.(1)	2,180	52,648
POSCO	208	64,548
S-Oil Corp.	501	35,282
Samsung Electronics Co. Ltd.	53	69,271
SK Innovation Co. Ltd.	503	67,970
SK Telecom Co. Ltd.	68	14,853
		850,627
TAIWAN — 10.6%
Asustek Computer, Inc.	4,000	35,969
Catcher Technology Co. Ltd.	10,000	64,925
Far EasTone Telecommunications Co. Ltd.	10,000	21,977
Highwealth Construction Corp.	24,000	50,732
Hon Hai Precision Industry Co. Ltd.	10,000	26,876
Inventec Corp.	49,000	43,322
Realtek Semiconductor Corp.	22,000	59,054
Shin Kong Financial Holding Co. Ltd.	129,000	44,582
Taiwan Cement Corp.	43,000	66,729
Taiwan Mobile Co. Ltd.	17,000	54,930
Teco Electric and Machinery Co. Ltd.	49,000	56,146
Vanguard International Semiconductor Corp.	40,000	47,511
		572,753
THAILAND — 1.9%
Advanced Info Service PCL	4,000	24,362
Airports of Thailand PCL	5,000	24,187
Kasikornbank PCL	3,300	15,918
PTT Exploration & Production PCL	5,800	29,388
PTT Global Chemical PCL	4,372	10,511
		104,366
TURKEY — 2.5%
Eregli Demir ve Celik Fabrikalari TAS	40,329	48,417
TAV Havalimanlari Holding AS	2,628	18,894
Tofas Turk Otomobil Fabrikasi	6,936	43,249
Turkiye Halk Bankasi AS	4,200	23,746
		134,306
TOTAL COMMON STOCKS (Cost $5,299,145)		5,121,826
Exchange-Traded Funds — 2.9%
iShares MSCI Emerging Markets Index Fund	2,643	110,398
iShares MSCI India ETF	1,994	49,371
TOTAL EXCHANGE-TRADED FUNDS (Cost $160,008)		159,769

8

Shares	Value
Temporary Cash Investments — 0.6%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations,

2.625%, 12/31/14, valued at $5,212), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $5,111)

		$ 5,111
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $6,257), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $6,133)		6,133
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $2,293), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $2,249)		2,249
SSgA U.S. Government Money Market Fund	17,970	17,970
TOTAL TEMPORARY CASH INVESTMENTS (Cost $31,463)		31,463
TOTAL INVESTMENT SECURITIES — 98.0% (Cost $5,490,616)		5,313,058
OTHER ASSETS AND LIABILITIES — 2.0%		109,052
TOTAL NET ASSETS — 100.0%		$5,422,110

Market Sector Diversification
(as a % of net assets)
Financials	27.9%
Energy	15.9%
Materials	11.9%
Telecommunication Services	10.2%
Information Technology	9.2%
Consumer Discretionary	6.7%
Industrials	6.4%
Utilities	3.9%
Consumer Staples	2.1%
Health Care	0.3%
Exchange-Traded Funds	2.9%
Cash and Equivalents*	2.6%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

JSFC = Joint-Stock Financial Corporation

(1)	Non-income producing.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $26,978, which represented 0.5% of total net assets.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,490,616)	$5,313,058
Foreign currency holdings, at value (cost of $1,219)	1,218
Receivable for capital shares sold	130,320
Dividends and interest receivable	871
5,445,467

Liabilities
Payable for investments purchased	16,037
Accrued management fees	6,276
Distribution and service fees payable	632
Accrued foreign taxes	412
23,357

Net Assets	$5,422,110

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,593,971
Undistributed net investment income	939
Undistributed net realized gain	5,181
Net unrealized depreciation	(177,981)
$5,422,110

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$2,042,045	211,403	$9.66
Institutional Class, $0.01 Par Value	$1,449,407	150,000	$9.66
A Class, $0.01 Par Value	$1,448,300	150,000	$9.66*
C Class, $0.01 Par Value	$241,076	25,000	$9.64
R Class, $0.01 Par Value	$241,282	25,000	$9.65

* Maximum offering price $10.25 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE PERIOD ENDED DECEMBER 31, 2013 (UNAUDITED)(1)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,411)	$ 13,880
Interest	9
13,889

Expenses:
Management fees	12,303
Distribution and service fees:
A Class	617
C Class	411
R Class	206
Directors’ fees and expenses	13
13,550
Fees waived	(600)
12,950

Net investment income (loss)	939

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(16)
Foreign currency transactions	5,197
5,181

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(412))	(177,970)
Translation of assets and liabilities in foreign currencies	(11)
(177,981)

Net realized and unrealized gain (loss)	(172,800)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(171,861)

(1)	October 31, 2013 (fund inception) through December 31, 2013.

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

PERIOD ENDED DECEMBER 31, 2013 (UNAUDITED)(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 939
Net realized gain (loss)	5,181
Change in net unrealized appreciation (depreciation)	(177,981)
Net increase (decrease) in net assets resulting from operations	(171,861)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	5,593,971

Net increase (decrease) in net assets	5,422,110

Net Assets
End of period	$5,422,110

Undistributed net investment income	$939

(1)	October 31, 2013 (fund inception) through December 31, 2013.

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2013 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. All classes of the fund commenced sale on October 31, 2013, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not

13

limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

14

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.52% for the Investor Class, A Class, C Class and R Class and 1.32% for the Institutional Class. During the period ended December 31, 2013, the investment advisor voluntarily agreed to waive 0.07% of its management fee. The investment advisor expects the fee waiver to continue through October 31, 2014, and cannot terminate it without consulting the Board of Directors. The total amount of the waiver for each class for the period October 31, 2013 (fund inception) through December 31, 2013 was $196, $173, $173, $29 and $29 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee after waiver for each class for the period October 31, 2013 (fund inception) through December 31, 2013 was 1.45% for the Investor Class, A Class, C Class and R Class and 1.25% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period October 31, 2013 (fund inception) through December 31, 2013 are detailed in the Statement of Operations.

15

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 89% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period October 31, 2013 (fund inception) through December 31, 2013 were $5,845,778 and $386,609, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Period ended December 31, 2013(1)
	Shares	Amount
Investor Class/Shares Authorized	50,000,000
Sold	212,412	$2,103,709
Redeemed	(1,009)	(9,738)
	211,403	2,093,971
Institutional Class/Shares Authorized	50,000,000
Sold	150,000	1,500,000
A Class/Shares Authorized	50,000,000
Sold	150,000	1,500,000
C Class/Shares Authorized	50,000,000
Sold	25,000	250,000
R Class/Shares Authorized	50,000,000
Sold	25,000	250,000
Net increase (decrease)	561,403	$5,593,971

(1)	October 31, 2013 (fund inception) through December 31, 2013.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$364,651	$4,757,175	—
Exchange-Traded Funds	159,769	—	—
Temporary Cash Investments	17,970	13,493	—
	$542,390	$4,770,668	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,490,616
Gross tax appreciation of investments	$ 84,284
Gross tax depreciation of investments	(261,842)
Net tax appreciation (depreciation) of investments	$(177,558)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

17

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$10.00	—(4)	(0.34)	(0.34)	$9.66	(3.40)%	1.45%(5)	1.52%(5)	0.20%(5)	0.13%(5)	8%	$2,042
Institutional Class
2013(3)	$10.00	0.01	(0.35)	(0.34)	$9.66	(3.40)%	1.25%(5)	1.32%(5)	0.40%(5)	0.33%(5)	8%	$1,449
A Class
2013(3)	$10.00	—(4)	(0.34)	(0.34)	$9.66	(3.40)%	1.70%(5)	1.77%(5)	(0.05)%(5)	(0.12)%(5)	8%	$1,448
C Class
2013(3)	$10.00	(0.01)	(0.35)	(0.36)	$9.64	(3.60)%	2.45%(5)	2.52%(5)	(0.80)%(5)	(0.87)%(5)	8%	$241
R Class
2013(3)	$10.00	—(4)	(0.35)	(0.35)	$9.65	(3.50)%	1.95%(5)	2.02%(5)	(0.30)%(5)	(0.37)%(5)	8%	$241

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	October 31, 2013 (fund inception) through December 31, 2013 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

See Notes to Financial Statements.

18

Approval of Management Agreement

The Fund’s Board of Directors unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent directors (the “Directors”) and to be evaluated on an annual basis thereafter.

In advance of the Board’s consideration, the Advisor provided information concerning the fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the Fund’s characteristics and key attributes, the rationale for launching the Fund, the experience of the staff designated to manage the Fund, the proposed pricing, and the markets in which the Fund would be sold. The information considered and the discussions held included, but were not limited to

•	the nature, extent, and quality of investment management, shareholder services, and other services to be provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor would provide to the Fund and its shareholders on a routine and non-routine basis;

•	the Fund’s proposed investment objective and strategy, including a discussion of the Fund’s anticipated investment performance and proposed benchmark;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

American Century Investments’ funds utilize a unified management fee structure. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Advisor and Board believe the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, because the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies.

19

When considering the approval of the management agreement for the Fund, the Board considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the Advisor will assume a substantial part of the start-up costs of the Fund and the risk that the Fund will grow to a level that will become profitable to the Advisor. The Board considered the position that the Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Directors’ familiarity with the Advisor. The Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Directors have confidence in the Advisor’s integrity and competence in providing services to the Fund.

In their deliberations, the Board did not identify any particular information that was all-important or controlling, and each Director attributed different weights to various factors. However, based on their evaluation of all material factors and assisted by the advice of independent legal counsel, the Directors, concluded that the overall arrangements between the Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be performed and should be approved.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81263 1402

SEMIANNUAL REPORT	DECEMBER 31, 2013

Equity Growth Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	18
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Stock Indices and Government Bond Yields Peaked at Year End

Stock indices and government bond yields mostly climbed during the six-month period. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks, low inflation, and investor optimism. These factors translated into outperformance by riskier assets—such as small-cap growth stocks and high-yield corporate bonds—and underperformance for more conservative/defensive stock and bond sectors. In this environment, the S&P 500 Index advanced 16.31%, reaching an all-time high, and the 10-year U.S. Treasury bond returned –3.09% as its yield climbed to 3.03%.

Stocks overcame—and U.S. Treasury bonds were temporarily bolstered by—volatility and uncertainty caused by the U.S. federal budget battle and temporary government shutdown. Other hurdles included the Treasury market’s “Taper Tantrum,” which pushed mortgage interest rates higher and tempered the U.S. housing market’s recovery. The housing and labor markets improved enough though to convince U.S. monetary policymakers to finally announce a reduction in their monthly bond-buying program. However, low inflation and other signs that the economy has not fully recovered kept the reduction modest and persuaded the policymakers to reaffirm plans to keep short-term interest rates low for an extended period.

Looking ahead, there’s less uncertainty than a year ago about U.S. monetary policies, the U.S. fiscal picture, and global economic strength, but headwinds persist. Stocks should not be expected to duplicate 2013’s results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of December 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BEQGX	16.64%	32.94%(2)	17.28%	7.65%	9.67%	5/9/91
S&P 500 Index	—	16.31%	32.39%	17.93%	7.40%	9.47%	—
Institutional Class	AMEIX	16.80%	33.23%(2)	17.51%	7.86%	6.25%	1/2/98
A Class(3) No sales charge* With sales charge*	BEQAX	16.49% 9.80%	32.64%(2) 25.02%	16.99% 15.61%	7.38% 6.75%	5.66% 5.27%	10/9/97
C Class No sales charge* With sales charge*	AEYCX	16.05% 15.05%	31.65%(2) 31.65%(2)	16.12% 16.12%	6.58% 6.58%	4.96% 4.96%	7/18/01
R Class	AEYRX	16.37%	32.28%(2)	16.69%	—	6.21%	7/29/05

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.68%	0.48%	0.93%	1.68%	1.18%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2013
Top Ten Holdings	% of net assets
Apple, Inc.	3.5%
Google, Inc., Class A	2.6%
Microsoft Corp.	2.5%
Johnson & Johnson	2.3%
Pfizer, Inc.	2.0%
Exxon Mobil Corp.	1.9%
Citigroup, Inc.	1.7%
Oracle Corp.	1.6%
Merck & Co., Inc.	1.6%
Cisco Systems, Inc.	1.5%

Top Five Industries	% of net assets
Pharmaceuticals	8.2%
Computers and Peripherals	6.1%
Oil, Gas and Consumable Fuels	5.9%
Insurance	5.4%
Aerospace and Defense	5.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	—*
* Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(1) 7/1/13 – 12/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,166.40	$3.66	0.67%
Institutional Class	$1,000	$1,168.00	$2.57	0.47%
A Class	$1,000	$1,164.90	$5.02	0.92%
C Class	$1,000	$1,160.50	$9.09	1.67%
R Class	$1,000	$1,163.70	$6.38	1.17%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%
Institutional Class	$1,000	$1,022.84	$2.40	0.47%
A Class	$1,000	$1,020.57	$4.69	0.92%
C Class	$1,000	$1,016.79	$8.49	1.67%
R Class	$1,000	$1,019.31	$5.96	1.17%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 99.0%
AEROSPACE AND DEFENSE — 5.2%
Alliant Techsystems, Inc.	99,088	$ 12,057,028
Boeing Co. (The)	297,336	40,583,391
Esterline Technologies Corp.(1)	23,548	2,400,954
General Dynamics Corp.	199,825	19,093,279
Honeywell International, Inc.	402,147	36,744,171
Northrop Grumman Corp.	155,624	17,836,067
Raytheon Co.	358,866	32,549,146
		161,264,036
AIRLINES — 1.0%
Delta Air Lines, Inc.	733,001	20,135,537
Southwest Airlines Co.	623,687	11,750,263
		31,885,800
AUTO COMPONENTS — 0.5%
Johnson Controls, Inc.	297,881	15,281,295
BEVERAGES — 1.3%
Coca-Cola Co. (The)	145,734	6,020,271
PepsiCo, Inc.	417,521	34,629,192
		40,649,463
BIOTECHNOLOGY — 3.1%
Amgen, Inc.	337,596	38,539,960
Biogen Idec, Inc.(1)	107,159	29,977,730
Myriad Genetics, Inc.(1)	406,198	8,522,034
United Therapeutics Corp.(1)	164,566	18,609,123
		95,648,847
CAPITAL MARKETS — 1.2%
Financial Engines, Inc.	29,733	2,065,849
Franklin Resources, Inc.	484,497	27,970,012
Goldman Sachs Group, Inc. (The)	31,773	5,632,082
		35,667,943
CHEMICALS — 3.5%
Dow Chemical Co. (The)	798,869	35,469,784
LyondellBasell Industries NV, Class A	294,676	23,656,589
NewMarket Corp.	7,273	2,430,273
Olin Corp.	160,494	4,630,252
PPG Industries, Inc.	158,911	30,139,060
Scotts Miracle-Gro Co. (The), Class A	46,653	2,902,750
Sigma-Aldrich Corp.	105,202	9,890,040
		109,118,748
COMMERCIAL BANKS — 0.6%
Wells Fargo & Co.	404,359	18,357,899
COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Deluxe Corp.	113,706	5,934,316
COMMUNICATIONS EQUIPMENT — 3.0%
Cisco Systems, Inc.	2,070,712	46,487,484
QUALCOMM, Inc.	624,059	46,336,381
		92,823,865
COMPUTERS AND PERIPHERALS — 6.1%
Apple, Inc.	195,837	109,886,099
EMC Corp.	1,323,538	33,286,981
Hewlett-Packard Co.	1,104,583	30,906,232
Seagate Technology plc	164,755	9,252,641
Western Digital Corp.	59,180	4,965,202
		188,297,155
CONSUMER FINANCE — 0.9%
Cash America International, Inc.	479,881	18,379,442
Portfolio Recovery Associates, Inc.(1)	150,779	7,967,163
		26,346,605
CONTAINERS AND PACKAGING — 1.0%
Packaging Corp. of America	389,066	24,620,096
Silgan Holdings, Inc.	52,622	2,526,908
Sonoco Products Co.	100,048	4,174,003
		31,321,007
DIVERSIFIED CONSUMER SERVICES†
Graham Holdings Co., Class B	1,969	1,306,077
DIVERSIFIED FINANCIAL SERVICES — 4.5%
Bank of America Corp.	463,361	7,214,531
Berkshire Hathaway, Inc., Class B(1)	146,997	17,427,964
Citigroup, Inc.	1,016,989	52,995,297
JPMorgan Chase & Co.	300,151	17,552,830
Moody’s Corp.	339,834	26,666,774
MSCI, Inc., Class A(1)	393,008	17,182,310
		139,039,706
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	735,779	25,869,989
Verizon Communications, Inc.	443,713	21,804,057
		47,674,046
ELECTRIC UTILITIES — 0.8%
Edison International	525,277	24,320,325
ELECTRICAL EQUIPMENT — 2.1%
Emerson Electric Co.	492,157	34,539,578
Rockwell Automation, Inc.	254,048	30,018,312
		64,557,890

7

Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
TE Connectivity Ltd.	362,188	$ 19,960,181
ENERGY EQUIPMENT AND SERVICES — 1.9%
Baker Hughes, Inc.	499,338	27,593,418
Nabors Industries Ltd.	1,356,667	23,049,772
RPC, Inc.	334,742	5,975,145
Schlumberger Ltd.	32,682	2,944,975
		59,563,310
FOOD AND STAPLES RETAILING — 1.9%
Kroger Co. (The)	633,648	25,048,105
Wal-Mart Stores, Inc.	18,453	1,452,067
Walgreen Co.	549,324	31,553,170
		58,053,342
FOOD PRODUCTS — 2.7%
Archer-Daniels-Midland Co.	743,437	32,265,166
General Mills, Inc.	473,091	23,611,972
Tyson Foods, Inc., Class A	836,183	27,978,683
		83,855,821
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.0%
Abbott Laboratories	901,262	34,545,373
Becton Dickinson and Co.	103,403	11,424,998
Medtronic, Inc.	594,339	34,109,115
St. Jude Medical, Inc.	513,852	31,833,131
Stryker Corp.	175,423	13,181,284
		125,093,901
HOTELS, RESTAURANTS AND LEISURE — 1.7%
Bally Technologies, Inc.(1)	312,076	24,482,362
Cracker Barrel Old Country Store, Inc.	68,111	7,496,978
International Game Technology	1,175,030	21,338,545
		53,317,885
HOUSEHOLD DURABLES — 1.5%
Newell Rubbermaid, Inc.	636,279	20,621,802
Whirlpool Corp.	164,961	25,875,783
		46,497,585
HOUSEHOLD PRODUCTS — 2.3%
Energizer Holdings, Inc.	221,387	23,962,929
Kimberly-Clark Corp.	249,152	26,026,418
Procter & Gamble Co. (The)	242,927	19,776,687
		69,766,034
INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	69,259	9,713,575
Danaher Corp.	430,800	33,257,760
General Electric Co.	1,072,585	30,064,557
		73,035,892
INSURANCE — 5.4%
Aflac, Inc.	462,153	30,871,820
American International Group, Inc.	735,858	37,565,551
Amtrust Financial Services, Inc.	416,512	13,615,777
Aspen Insurance Holdings Ltd.	238,801	9,864,869
First American Financial Corp.	306,088	8,631,682
Old Republic International Corp.	546,851	9,444,117
Protective Life Corp.	120,256	6,092,169
Reinsurance Group of America, Inc.	28,792	2,228,789
RenaissanceRe Holdings Ltd.	243,357	23,688,370
Torchmark Corp.	81,094	6,337,496
Travelers Cos., Inc. (The)	212,618	19,250,434
		167,591,074
INTERNET AND CATALOG RETAIL — 0.2%
Expedia, Inc.	94,994	6,617,282
INTERNET SOFTWARE AND SERVICES — 2.6%
Google, Inc., Class A(1)	73,093	81,916,056
IT SERVICES — 1.9%
Accenture plc, Class A	124,231	10,214,273
Amdocs Ltd.	76,280	3,145,787
International Business Machines Corp.	244,903	45,936,456
		59,296,516
LEISURE EQUIPMENT AND PRODUCTS — 1.1%
Hasbro, Inc.	466,369	25,654,959
Mattel, Inc.	176,595	8,402,390
		34,057,349
MACHINERY — 1.9%
Caterpillar, Inc.	68,638	6,233,017
Crane Co.	123,107	8,278,946
Dover Corp.	284,001	27,417,456
Snap-On, Inc.	144,152	15,787,527
		57,716,946
MEDIA — 1.1%
Time Warner, Inc.	505,694	35,256,986
MULTILINE RETAIL — 1.6%
Dillard’s, Inc., Class A	199,274	19,371,425
Target Corp.	451,537	28,568,746
		47,940,171
OIL, GAS AND CONSUMABLE FUELS — 5.9%
Anadarko Petroleum Corp.	136,010	10,788,313
Chevron Corp.	177,951	22,227,859
ConocoPhillips	51,858	3,663,768

8

Shares	Value
Exxon Mobil Corp.	577,468	$ 58,439,762
Gran Tierra Energy, Inc.(1)	848,338	6,201,351
Marathon Petroleum Corp.	385,366	35,349,623
Phillips 66	454,759	35,075,562
Western Refining, Inc.	273,532	11,600,492
		183,346,730
PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	456,457	7,860,189
PHARMACEUTICALS — 8.2%
AbbVie, Inc.	287,821	15,199,827
Allergan, Inc.	189,240	21,020,779
Eli Lilly & Co.	631,867	32,225,217
Endo Health Solutions, Inc.(1)	33,541	2,262,676
Johnson & Johnson	767,231	70,270,687
Merck & Co., Inc.	1,009,479	50,524,424
Pfizer, Inc.	2,038,842	62,449,731
		253,953,341
PROFESSIONAL SERVICES — 0.3%
Manpowergroup, Inc.	92,160	7,912,858
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.4%
CBRE Group, Inc.(1)	445,441	11,715,098
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.8%
Broadcom Corp., Class A	388,414	11,516,475
Intel Corp.	1,330,480	34,539,261
Texas Instruments, Inc.	230,325	10,113,571
		56,169,307
SOFTWARE — 4.4%
CA, Inc.	292,680	9,848,682
Microsoft Corp.	2,040,297	76,368,317
Oracle Corp.	1,330,494	50,904,700
		137,121,699
SPECIALTY RETAIL — 4.2%
AutoZone, Inc.(1)	2,415	1,154,225
Buckle, Inc. (The)	33,809	1,777,001
GameStop Corp., Class A	483,020	23,793,565
Home Depot, Inc. (The)	555,580	45,746,457
Lowe’s Cos., Inc.	671,832	33,289,276
Staples, Inc.	1,488,178	23,647,148
		129,407,672
TEXTILES, APPAREL AND LUXURY GOODS — 0.8%
Hanesbrands, Inc.	349,115	24,532,311
THRIFTS AND MORTGAGE FINANCE — 0.7%
Ocwen Financial Corp.(1)	412,966	22,898,965
TOBACCO — 0.7%
Altria Group, Inc.	454,992	17,467,143
Philip Morris International, Inc.	42,121	3,670,003
		21,137,146
TOTAL COMMON STOCKS (Cost $2,333,778,110)		3,065,086,670
Temporary Cash Investments — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $4,988,263), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $4,891,852)		4,891,852
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $5,988,781), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $5,870,222)		5,870,222
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $2,195,225), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $2,152,415)		2,152,415
SSgA U.S. Government Money Market Fund	17,202,134	17,202,134
TOTAL TEMPORARY CASH INVESTMENTS (Cost $30,116,623)		30,116,623
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,363,894,733)		3,095,203,293
OTHER ASSETS AND LIABILITIES†		1,316,207
TOTAL NET ASSETS — 100.0%		$3,096,519,500

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,363,894,733)	$3,095,203,293
Receivable for capital shares sold	1,845,997
Dividends and interest receivable	3,258,576
3,100,307,866

Liabilities
Payable for capital shares redeemed	2,074,994
Accrued management fees	1,642,284
Distribution and service fees payable	71,088
3,788,366

Net Assets	$3,096,519,500

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,327,342,254
Undistributed net investment income	187,271
Undistributed net realized gain	37,681,415
Net unrealized appreciation	731,308,560
$3,096,519,500

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$2,394,120,066	77,827,608	$30.76
Institutional Class, $0.01 Par Value	$405,383,747	13,171,762	$30.78
A Class, $0.01 Par Value	$273,998,735	8,913,742	$30.74*
C Class, $0.01 Par Value	$11,108,957	363,702	$30.54
R Class, $0.01 Par Value	$11,907,995	387,126	$30.76

* Maximum offering price $32.62 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$ 31,707,189
Interest	2,780
31,709,969

Expenses:
Management fees	9,287,684
Distribution and service fees:
A Class	322,593
C Class	51,071
R Class	28,867
Directors’ fees and expenses	86,150
9,776,365

Net investment income (loss)	21,933,604

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	150,307,774
Change in net unrealized appreciation (depreciation) on investments	269,176,687

Net realized and unrealized gain (loss)	419,484,461

Net Increase (Decrease) in Net Assets Resulting from Operations	$441,418,065

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED) AND YEAR ENDED JUNE 30, 2013
Increase (Decrease) in Net Assets	December 31, 2013	June 30, 2013
Operations
Net investment income (loss)	$ 21,933,604	$ 43,632,991
Net realized gain (loss)	150,307,774	294,643,883
Change in net unrealized appreciation (depreciation)	269,176,687	117,964,810
Net increase (decrease) in net assets resulting from operations	441,418,065	456,241,684

Distributions to Shareholders
From net investment income:
Investor Class	(18,274,157)	(33,048,796)
Institutional Class	(3,407,489)	(6,069,274)
A Class	(1,741,015)	(3,263,216)
C Class	(26,023)	(61,024)
R Class	(58,540)	(106,615)
From net realized gains:
Investor Class	(97,419,603)	—
Institutional Class	(16,453,294)	—
A Class	(11,119,391)	—
C Class	(452,245)	—
R Class	(534,564)	—
Decrease in net assets from distributions	(149,486,321)	(42,548,925)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	162,233,674	160,369,984

Net increase (decrease) in net assets	454,165,418	574,062,743

Net Assets
Beginning of period	2,642,354,082	2,068,291,339
End of period	$3,096,519,500	$2,642,354,082

Undistributed net investment income	$187,271	$1,760,891

See Notes to Financial Statements.

12

Notes to Financial Statements

December 31, 2013 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth by investing in common stocks.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited

13

to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2013 was 0.67% for the Investor Class, A Class, C Class and R Class and 0.47% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 12% of the shares of the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2013 were $1,116,781,149 and $1,080,634,004, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2013		Year ended June 30, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	5,406,290	$160,548,285	15,328,834	$390,764,923
Issued in reinvestment of distributions	3,801,465	114,320,161	1,270,317	32,521,097
Redeemed	(6,376,568)	(188,993,223)	(12,603,686)	(322,348,337)
	2,831,187	85,875,223	3,995,465	100,937,683
Institutional Class/Shares Authorized	90,000,000		90,000,000
Sold	2,560,006	75,798,265	7,780,588	193,149,671
Issued in reinvestment of distributions	657,711	19,797,022	236,786	6,064,308
Redeemed	(974,207)	(29,114,405)	(6,389,784)	(160,992,644)
	2,243,510	66,480,882	1,627,590	38,221,335
A Class/Shares Authorized	50,000,000		80,000,000
Sold	698,612	20,641,813	1,925,292	48,494,309
Issued in reinvestment of distributions	419,139	12,591,797	125,102	3,194,532
Redeemed	(863,871)	(25,576,137)	(1,272,971)	(32,460,561)
	253,880	7,657,473	777,423	19,228,280
C Class/Shares Authorized	10,000,000		10,000,000
Sold	47,533	1,392,774	87,682	2,217,568
Issued in reinvestment of distributions	14,721	439,002	2,253	56,375
Redeemed	(26,769)	(790,524)	(64,868)	(1,613,380)
	35,485	1,041,252	25,067	660,563
R Class/Shares Authorized	10,000,000		10,000,000
Sold	110,035	3,222,693	147,847	3,808,972
Issued in reinvestment of distributions	19,729	593,010	4,180	106,615
Redeemed	(88,806)	(2,636,859)	(99,866)	(2,593,464)
	40,958	1,178,844	52,161	1,322,123
Net increase (decrease)	5,405,020	$162,233,674	6,477,706	$160,369,984

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

16

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,065,086,670	—	—
Temporary Cash Investments	17,202,134	$12,914,489	—
	$3,082,288,804	$12,914,489	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,367,964,039
Gross tax appreciation of investments	$742,707,569
Gross tax depreciation of investments	(15,468,315)
Net tax appreciation (depreciation) of investments	$727,239,254

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$27.74	0.23	4.34	4.57	(0.24)	(1.31)	(1.55)	$30.76	16.64%	0.67%(4)	1.52%(4)	38%	$2,394,120
2013	$23.30	0.47	4.43	4.90	(0.46)	—	(0.46)	$27.74	21.19%	0.68%	1.82%	94%	$2,080,375
2012	$22.37	0.34	0.93	1.27	(0.34)	—	(0.34)	$23.30	5.76%	0.68%	1.55%	86%	$1,654,130
2011	$17.20	0.26	5.16	5.42	(0.25)	—	(0.25)	$22.37	31.66%	0.69%	1.28%	74%	$1,615,829
2010	$15.32	0.21	1.87	2.08	(0.20)	—	(0.20)	$17.20	13.47%	0.70%	1.14%	64%	$1,371,992
2009	$21.84	0.27	(6.45)	(6.18)	(0.34)	—	(0.34)	$15.32	(28.37)%	0.70%	1.66%	107%	$1,339,582
Institutional Class
2013(3)	$27.75	0.26	4.35	4.61	(0.27)	(1.31)	(1.58)	$30.78	16.80%	0.47%(4)	1.72%(4)	38%	$405,384
2013	$23.31	0.52	4.43	4.95	(0.51)	—	(0.51)	$27.75	21.42%	0.48%	2.02%	94%	$303,312
2012	$22.38	0.38	0.93	1.31	(0.38)	—	(0.38)	$23.31	5.97%	0.48%	1.75%	86%	$216,802
2011	$17.21	0.30	5.17	5.47	(0.30)	—	(0.30)	$22.38	31.91%	0.49%	1.48%	74%	$200,191
2010	$15.33	0.24	1.87	2.11	(0.23)	—	(0.23)	$17.21	13.69%	0.50%	1.34%	64%	$203,860
2009	$21.86	0.31	(6.46)	(6.15)	(0.38)	—	(0.38)	$15.33	(28.21)%	0.50%	1.86%	107%	$168,092

18

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(3)	$27.72	0.19	4.34	4.53	(0.20)	(1.31)	(1.51)	$30.74	16.49%	0.92%(4)	1.27%(4)	38%	$273,999
2013	$23.28	0.40	4.43	4.83	(0.39)	—	(0.39)	$27.72	20.91%	0.93%	1.57%	94%	$240,027
2012	$22.35	0.28	0.93	1.21	(0.28)	—	(0.28)	$23.28	5.51%	0.93%	1.30%	86%	$183,498
2011	$17.19	0.20	5.16	5.36	(0.20)	—	(0.20)	$22.35	31.30%	0.94%	1.03%	74%	$182,195
2010	$15.31	0.16	1.87	2.03	(0.15)	—	(0.15)	$17.19	13.20%	0.95%	0.89%	64%	$237,076
2009	$21.81	0.23	(6.44)	(6.21)	(0.29)	—	(0.29)	$15.31	(28.54)%	0.95%	1.41%	107%	$226,830
C Class
2013(3)	$27.54	0.08	4.30	4.38	(0.07)	(1.31)	(1.38)	$30.54	16.05%	1.67%(4)	0.52%(4)	38%	$11,109
2013	$23.13	0.21	4.40	4.61	(0.20)	—	(0.20)	$27.54	20.02%	1.68%	0.82%	94%	$9,039
2012	$22.21	0.12	0.92	1.04	(0.12)	—	(0.12)	$23.13	4.71%	1.68%	0.55%	86%	$7,013
2011	$17.08	0.06	5.12	5.18	(0.05)	—	(0.05)	$22.21	30.34%	1.69%	0.28%	74%	$6,611
2010	$15.22	0.03	1.85	1.88	(0.02)	—	(0.02)	$17.08	12.33%	1.70%	0.14%	64%	$5,536
2009	$21.64	0.11	(6.40)	(6.29)	(0.13)	—	(0.13)	$15.22	(29.06)%	1.70%	0.66%	107%	$5,108
R Class
2013(3)	$27.73	0.15	4.35	4.50	(0.16)	(1.31)	(1.47)	$30.76	16.37%	1.17%(4)	1.02%(4)	38%	$11,908
2013	$23.29	0.34	4.43	4.77	(0.33)	—	(0.33)	$27.73	20.60%	1.18%	1.32%	94%	$9,600
2012	$22.36	0.23	0.93	1.16	(0.23)	—	(0.23)	$23.29	5.24%	1.18%	1.05%	86%	$6,848
2011	$17.20	0.16	5.15	5.31	(0.15)	—	(0.15)	$22.36	30.95%	1.19%	0.78%	74%	$5,189
2010	$15.32	0.12	1.87	1.99	(0.11)	—	(0.11)	$17.20	12.91%	1.20%	0.64%	64%	$3,770
2009	$21.81	0.18	(6.43)	(6.25)	(0.24)	—	(0.24)	$15.32	(28.71)%	1.20%	1.16%	107%	$1,764

19

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

20

Additional Information

 Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

21

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securitiesand Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81044 1402

SEMIANNUAL REPORT	DECEMBER 31, 2013

Equity Market Neutral Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Notes to Financial Statements	19
Financial Highlights	25
Additional Information	28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Stock Indices and Government Bond Yields Peaked at Year End

Stock indices and government bond yields mostly climbed during the six-month period. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks, low inflation, and investor optimism. These factors translated into outperformance by riskier assets—such as small-cap growth stocks and high-yield corporate bonds—and underperformance for more conservative/defensive stock and bond sectors. In this environment, the S&P 500 Index advanced 16.31%, reaching an all-time high, and the 10-year U.S. Treasury bond returned –3.09% as its yield climbed to 3.03%.

Stocks overcame—and U.S. Treasury bonds were temporarily bolstered by—volatility and uncertainty caused by the U.S. federal budget battle and temporary government shutdown. Other hurdles included the Treasury market’s “Taper Tantrum,” which pushed mortgage interest rates higher and tempered the U.S. housing market’s recovery. The housing and labor markets improved enough though to convince U.S. monetary policymakers to finally announce a reduction in their monthly bond-buying program. However, low inflation and other signs that the economy has not fully recovered kept the reduction modest and persuaded the policymakers to reaffirm plans to keep short-term interest rates low for an extended period.

Looking ahead, there’s less uncertainty than a year ago about U.S. monetary policies, the U.S. fiscal picture, and global economic strength, but headwinds persist. Stocks should not be expected to duplicate 2013’s results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of December 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ALHIX	3.34%	5.99%	0.79%	1.66%	9/30/05
Barclays U.S. 1-3 Month Treasury Bill Index	—	0.02%	0.05%	0.09%	1.52%	—
Institutional Class	ALISX	3.48%	6.30%	0.98%	1.87%	9/30/05
A Class No sales charge* With sales charge*	ALIAX	3.20% -2.75%	5.79% -0.27%	0.54% -0.64%	1.41% 0.69%	9/30/05
C Class No sales charge* With sales charge*	ALICX	2.77% 1.77%	4.95% 4.95%	-0.23% -0.23%	0.64% 0.64%	9/30/05
R Class	ALIRX	3.06%	5.48%	0.28%	1.15%	9/30/05

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
3.07%	2.87%	3.32%	4.07%	3.57%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. In addition, its investment approach may involve higher price volatility, short sales risk and overweighting risk.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2013
Top Ten Long Holdings	% of net assets
Endo Health Solutions, Inc.	0.68%
Open Text Corp.	0.61%
Brocade Communications Systems, Inc.	0.61%
Illumina, Inc.	0.61%
HomeAway, Inc.	0.60%
Moody’s Corp.	0.60%
Evercore Partners, Inc., Class A	0.60%
Iconix Brand Group, Inc.	0.60%
Danaher Corp.	0.59%
Expedia, Inc.	0.59%

Top Ten Short Holdings	% of net assets
Stratasys Ltd.	(0.70)%
Conn’s, Inc.	(0.65)%
Solera Holdings, Inc.	(0.62)%
Air Methods Corp.	(0.61)%
Kronos Worldwide, Inc.	(0.61)%
Tesoro Corp.	(0.58)%
Tempur Sealy International, Inc.	(0.58)%
Pentair Ltd.	(0.57)%
DigitalGlobe, Inc.	(0.57)%
McDermott International, Inc.	(0.57)%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.3%
Common Stocks Sold Short	(97.6)%
Temporary Cash Investments	2.5%
Other Assets and Liabilities*	97.8%

*Amount relates primarily to deposits with broker for securities sold short at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(1) 7/1/13 – 12/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,033.40	$15.38	3.00%
Institutional Class	$1,000	$1,034.80	$14.36	2.80%
A Class	$1,000	$1,032.00	$16.65	3.25%
C Class	$1,000	$1,027.70	$20.44	4.00%
R Class	$1,000	$1,030.60	$17.91	3.50%
Hypothetical
Investor Class	$1,000	$1,010.08	$15.20	3.00%
Institutional Class	$1,000	$1,011.09	$14.19	2.80%
A Class	$1,000	$1,008.82	$16.46	3.25%
C Class	$1,000	$1,005.04	$20.22	4.00%
R Class	$1,000	$1,007.56	$17.71	3.50%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 97.3%
AEROSPACE AND DEFENSE — 3.4%
Alliant Techsystems, Inc.	3,093	$376,356
Boeing Co. (The)	2,435	332,353
Esterline Technologies Corp.(1)	3,696	376,844
Honeywell International, Inc.	721	65,878
L-3 Communications Holdings, Inc.	1,209	129,194
Northrop Grumman Corp.(2)	2,765	316,897
Raytheon Co.	3,710	336,497
Rockwell Collins, Inc.	3,919	289,692
		2,223,711
AIRLINES — 1.4%
Alaska Air Group, Inc.(2)	2,697	197,879
Delta Air Lines, Inc.(2)	13,491	370,598
Southwest Airlines Co.(2)	17,189	323,840
		892,317
AUTO COMPONENTS — 1.2%
Gentex Corp.(2)	11,450	377,736
Johnson Controls, Inc.(2)	6,461	331,449
Tenneco, Inc.(1)	1,204	68,110
		777,295
BEVERAGES — 0.1%
Molson Coors Brewing Co., Class B	1,660	93,209
BIOTECHNOLOGY — 0.6%
Alkermes plc(1)	1,089	44,279
Amgen, Inc.	348	39,728
Myriad Genetics, Inc.(1)(2)	5,227	109,662
United Therapeutics Corp.(1)	1,782	201,508
		395,177
CAPITAL MARKETS — 3.1%
Evercore Partners, Inc., Class A(2)	6,465	386,478
Federated Investors, Inc., Class B(2)	7,776	223,949
Financial Engines, Inc.(2)	4,876	338,784
Franklin Resources, Inc.(2)	6,015	347,246
Investment Technology Group, Inc.(1)(2)	8,027	165,035
Janus Capital Group, Inc.(2)	19,026	235,351
SEI Investments Co.(2)	9,027	313,508
		2,010,351
CHEMICALS — 6.0%
Ashland, Inc.	3,468	336,535
Cabot Corp.	662	34,027
Dow Chemical Co. (The)(2)	7,924	351,826
Eastman Chemical Co.	4,373	352,901
International Flavors & Fragrances, Inc.	1,482	127,422
LyondellBasell Industries NV, Class A(2)	4,486	360,136
NewMarket Corp.	1,112	371,575
Olin Corp.(2)	11,971	345,363
Potash Corp. of Saskatchewan, Inc.(2)	8,508	280,424
PPG Industries, Inc.(2)	1,823	345,750
Scotts Miracle-Gro Co. (The), Class A	5,393	335,552
Sigma-Aldrich Corp.	3,317	311,831
W.R. Grace & Co.(1)	3,519	347,924
		3,901,266
COMMERCIAL BANKS — 0.3%
Regions Financial Corp.(2)	19,201	189,898
COMMERCIAL SERVICES AND SUPPLIES — 2.7%
Deluxe Corp.(2)	6,660	347,585
Herman Miller, Inc.(2)	11,238	331,746
Mine Safety Appliances Co.(2)	6,857	351,147
Pitney Bowes, Inc.	3,113	72,533
RR Donnelley & Sons Co.(2)	17,631	357,557
Steelcase, Inc., Class A(2)	18,273	289,810
		1,750,378
COMMUNICATIONS EQUIPMENT — 2.2%
ARRIS Group, Inc.(1)(2)	10,288	250,667
Brocade Communications Systems, Inc.(1)(2)	44,305	392,986
Ciena Corp.(1)(2)	15,157	362,707
F5 Networks, Inc.(1)	908	82,501
QUALCOMM, Inc.	4,441	329,744
		1,418,605
COMPUTERS AND PERIPHERALS — 1.0%
EMC Corp.	4,689	117,928
Hewlett-Packard Co.	3,214	89,928
NetApp, Inc.	6,753	277,818
SanDisk Corp.	2,703	190,670
		676,344
CONSTRUCTION AND ENGINEERING — 0.5%
AECOM Technology Corp.(1)(2)	11,618	341,918
CONSUMER FINANCE — 1.6%
Cash America International, Inc.(2)	9,047	346,500
Credit Acceptance Corp.(1)	2,574	334,594

7

Shares	Value
Portfolio Recovery Associates, Inc.(1)(2)	6,129	$323,857
		1,004,951
CONTAINERS AND PACKAGING — 2.1%
Avery Dennison Corp.(2)	6,484	325,432
Packaging Corp. of America(2)	5,935	375,567
Sealed Air Corp.(2)	10,237	348,570
Silgan Holdings, Inc.	2,326	111,694
Sonoco Products Co.	4,750	198,170
		1,359,433
DIVERSIFIED CONSUMER SERVICES — 1.1%
Apollo Education Group, Inc., Class A(1)(2)	12,940	353,521
Graham Holdings Co., Class B	529	350,896
		704,417
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Citigroup, Inc.(2)	6,344	330,586
Interactive Brokers Group, Inc., Class A(2)	2,514	61,191
Moody’s Corp.(2)	4,953	388,662
MSCI, Inc., Class A(1)(2)	6,908	302,017
		1,082,456
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
CenturyLink, Inc.(2)	8,437	268,718
Vonage Holdings Corp.(1)(2)	78,502	261,412
		530,130
ELECTRIC UTILITIES — 1.1%
Edison International(2)	7,106	329,008
Pinnacle West Capital Corp.	5,125	271,215
PNM Resources, Inc.(2)	5,132	123,784
		724,007
ELECTRICAL EQUIPMENT — 2.0%
Babcock & Wilcox Co. (The)(2)	9,180	313,864
Emerson Electric Co.	4,560	320,021
EnerSys(2)	5,064	354,936
Rockwell Automation, Inc.	2,773	327,657
		1,316,478
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.0%
Celestica, Inc.(1)(2)	25,396	264,118
Dolby Laboratories, Inc., Class A(1)	2,016	77,737
Itron, Inc.(1)(2)	6,574	272,361
		614,216
ENERGY EQUIPMENT AND SERVICES — 3.1%
Baker Hughes, Inc.	6,091	336,589
Dril-Quip, Inc.(1)	2,813	309,233
Exterran Holdings, Inc.(1)(2)	10,101	345,454
Helmerich & Payne, Inc.	3,886	326,735
Nabors Industries Ltd.(2)	20,798	353,358
RPC, Inc.(2)	17,415	310,858
		1,982,227
FOOD AND STAPLES RETAILING — 1.4%
Kroger Co. (The)(2)	7,194	284,379
Rite Aid Corp.(1)(2)	58,750	297,275
Safeway, Inc.(2)	2,705	88,102
Walgreen Co.	3,776	216,893
		886,649
FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.(2)	7,663	332,574
General Mills, Inc.	4,661	232,631
Green Mountain Coffee Roasters, Inc.(1)(2)	4,531	342,453
Pilgrim’s Pride Corp.(1)(2)	17,740	288,275
Tyson Foods, Inc., Class A(2)	9,715	325,064
		1,520,997
GAS UTILITIES — 0.5%
UGI Corp.(2)	8,134	337,236
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.4%
Abbott Laboratories(2)	7,045	270,035
Alere, Inc.(1)	3,355	121,451
Align Technology, Inc.(1)	2,319	132,531
Boston Scientific Corp.(1)(2)	26,097	313,686
Hill-Rom Holdings, Inc.(2)	2,550	105,417
Medtronic, Inc.	3,433	197,020
St. Jude Medical, Inc.	2,279	141,184
Thoratec Corp.(1)(2)	8,258	302,242
		1,583,566
HEALTH CARE PROVIDERS AND SERVICES — 1.3%
Mednax, Inc.(1)	4,832	257,932
Owens & Minor, Inc.(2)	8,175	298,878
VCA Antech, Inc.(1)(2)	10,029	314,510
		871,320
HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc.(1)(2)	11,677	180,526
HOTELS, RESTAURANTS AND LEISURE — 2.0%
Bally Technologies, Inc.(1)(2)	4,794	376,089
Cracker Barrel Old Country Store, Inc.	2,614	287,723
Domino’s Pizza, Inc.	3,955	275,466
International Game Technology(2)	18,474	335,488
		1,274,766

8

Shares	Value
HOUSEHOLD DURABLES — 1.5%
Newell Rubbermaid, Inc.(2)	8,885	$287,963
PulteGroup, Inc.(2)	17,422	354,886
Whirlpool Corp.	2,173	340,857
		983,706
HOUSEHOLD PRODUCTS — 1.2%
Clorox Co.	1,453	134,780
Energizer Holdings, Inc.	2,932	317,360
Kimberly-Clark Corp.	3,004	313,798
		765,938
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.5%
AES Corp. (The)(2)	23,320	338,373
INDUSTRIAL CONGLOMERATES — 0.6%
Danaher Corp.(2)	4,979	384,379
INSURANCE — 4.1%
Aflac, Inc.(2)	5,214	348,295
American International Group, Inc.	4,552	232,380
Amtrust Financial Services, Inc.(2)	9,593	313,595
Aspen Insurance Holdings Ltd.	7,342	303,298
First American Financial Corp.(2)	11,887	335,213
Old Republic International Corp.(2)	19,852	342,844
RenaissanceRe Holdings Ltd.	3,069	298,737
StanCorp Financial Group, Inc.	3,248	215,180
XL Group plc(2)	8,183	260,547
		2,650,089
INTERNET AND CATALOG RETAIL — 1.7%
Expedia, Inc.(2)	5,439	378,881
HomeAway, Inc.(1)(2)	9,539	389,954
HSN, Inc.	5,341	332,744
		1,101,579
INTERNET SOFTWARE AND SERVICES — 0.6%
LinkedIn Corp., Class A(1)	259	56,159
ValueClick, Inc.(1)(2)	13,824	323,067
		379,226
IT SERVICES — 2.4%
Amdocs Ltd.(2)	5,212	214,943
Broadridge Financial Solutions, Inc.(2)	7,752	306,359
CoreLogic, Inc.(1)(2)	9,232	328,013
Jack Henry & Associates, Inc.	2,886	170,880
NeuStar, Inc., Class A(1)(2)	5,887	293,526
Sapient Corp.(1)(2)	2,648	45,969
VeriFone Systems, Inc.(1)(2)	6,259	167,866
		1,527,556
LEISURE EQUIPMENT AND PRODUCTS — 1.2%
Brunswick Corp.(2)	7,035	324,032
Hasbro, Inc.(2)	5,985	329,235
Mattel, Inc.	2,452	116,666
		769,933
LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Illumina, Inc.(1)	3,550	392,701
MACHINERY — 5.0%
Actuant Corp., Class A(2)	6,950	254,648
AGCO Corp.	4,517	267,361
Crane Co.(2)	5,533	372,094
Dover Corp.	2,551	246,273
Graco, Inc.	4,307	336,463
Lincoln Electric Holdings, Inc.(2)	4,230	301,768
Manitowoc Co., Inc. (The)(2)	8,882	207,128
Oshkosh Corp.(2)	5,566	280,415
Snap-On, Inc.	3,130	342,798
Terex Corp.(2)	6,515	273,565
Toro Co. (The)	1,136	72,250
WABCO Holdings, Inc.(1)(2)	2,900	270,889
		3,225,652
MARINE — 0.5%
Matson, Inc.(2)	13,413	350,213
MEDIA — 3.1%
John Wiley & Sons, Inc., Class A(2)	6,133	338,542
Meredith Corp.	1,823	94,431
Morningstar, Inc.	2,718	212,249
Regal Entertainment Group, Class A(2)	17,488	340,141
Starz – Liberty Capital(1)(2)	10,947	320,090
Time Warner, Inc.	4,640	323,501
Valassis Communications, Inc.(2)	7,635	261,499
Viacom, Inc., Class B	991	86,554
		1,977,007
METALS AND MINING — 1.0%
Reliance Steel & Aluminum Co.	3,526	267,412
Worthington Industries, Inc.(2)	8,410	353,893
		621,305

9

Shares	Value
MULTI-UTILITIES — 1.1%
Ameren Corp.(2)	3,423	$123,776
Black Hills Corp.(2)	5,861	307,761
CenterPoint Energy, Inc.(2)	11,214	259,940
		691,477
MULTILINE RETAIL — 1.4%
Dillard’s, Inc., Class A(2)	3,552	345,290
Macy’s, Inc.(2)	5,832	311,429
Target Corp.	4,003	253,270
		909,989
OFFICE ELECTRONICS — 0.5%
Zebra Technologies Corp., Class A(1)(2)	6,170	333,674
OIL, GAS AND CONSUMABLE FUELS — 3.6%
Anadarko Petroleum Corp.	2,883	228,679
Chesapeake Energy Corp.(2)	12,083	327,933
Gran Tierra Energy, Inc.(1)(2)	46,810	342,181
Marathon Petroleum Corp.	3,742	343,254
Phillips 66	4,747	366,136
Ultra Petroleum Corp.(1)(2)	15,077	326,417
Western Refining, Inc.(2)	8,773	372,063
		2,306,663
PAPER AND FOREST PRODUCTS — 0.7%
International Paper Co.	1,336	65,504
Louisiana-Pacific Corp.(1)(2)	20,161	373,180
		438,684
PERSONAL PRODUCTS — 1.2%
Avon Products, Inc.(2)	13,976	240,667
Herbalife Ltd.	4,166	327,864
Nu Skin Enterprises, Inc., Class A	1,282	177,198
		745,729
PHARMACEUTICALS — 2.7%
Allergan, Inc.	334	37,101
Eli Lilly & Co.	2,043	104,193
Endo Health Solutions, Inc.(1)(2)	6,476	436,871
Johnson & Johnson	3,059	280,174
Merck & Co., Inc.(2)	3,809	190,640
Pfizer, Inc.(2)	10,677	327,037
Questcor Pharmaceuticals, Inc.	898	48,896
Salix Pharmaceuticals Ltd.(1)	3,335	299,950
		1,724,862
PROFESSIONAL SERVICES — 1.3%
FTI Consulting, Inc.(1)(2)	7,485	307,933
Manpowergroup, Inc.	3,809	327,041
Towers Watson & Co., Class A	1,812	231,229
		866,203
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
CommonWealth REIT	3,624	84,475
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)(2)	12,871	338,507
ROAD AND RAIL — 0.5%
Swift Transportation Co.(1)(2)	14,315	317,936
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.2%
First Solar, Inc.(1)	1,163	63,546
Freescale Semiconductor Ltd.(1)(2)	2,748	44,105
International Rectifier Corp.(1)	1,791	46,691
KLA-Tencor Corp.(2)	4,686	302,060
LSI Corp.(2)	25,623	282,366
Microchip Technology, Inc.	1,613	72,182
Microsemi Corp.(1)(2)	5,883	146,781
NVIDIA Corp.(2)	17,495	280,270
ON Semiconductor Corp.(1)(2)	6,417	52,876
Semtech Corp.(1)	2,044	51,672
Silicon Laboratories, Inc.(1)	1,157	50,110
		1,392,659
SOFTWARE — 3.1%
Activision Blizzard, Inc.(2)	5,759	102,683
Aspen Technology, Inc.(1)(2)	7,936	331,725
CA, Inc.	1,174	39,505
Cadence Design Systems, Inc.(1)(2)	12,616	176,876
Mentor Graphics Corp.(2)	11,859	285,446
Open Text Corp.	4,289	394,416
Oracle Corp.(2)	7,308	279,604
Symantec Corp.(2)	6,005	141,598
Synopsys, Inc.(1)(2)	6,636	269,223
		2,021,076
SPECIALTY RETAIL — 4.5%
Aaron’s, Inc.(2)	6,959	204,595
Best Buy Co., Inc.(2)	8,029	320,196
Buckle, Inc. (The)(2)	5,842	307,056
Five Below, Inc.(1)(2)	7,383	318,946
GameStop Corp., Class A(2)	7,080	348,761
Gap, Inc. (The)(2)	4,872	190,437
Guess?, Inc.(2)	10,628	330,212
Lowe’s Cos., Inc.	1,555	77,050
PetSmart, Inc.(2)	3,614	262,918

10

Shares	Value
Staples, Inc.(2)	18,807	$298,843
Urban Outfitters, Inc.(1)(2)	6,915	256,546
		2,915,560
TEXTILES, APPAREL AND LUXURY GOODS — 1.7%
Columbia Sportswear Co.	462	36,382
Hanesbrands, Inc.(2)	4,806	337,718
Iconix Brand Group, Inc.(1)(2)	9,724	386,043
Steven Madden Ltd.(1)(2)	9,004	329,456
		1,089,599
THRIFTS AND MORTGAGE FINANCE — 0.4%
Ocwen Financial Corp.(1)(2)	5,208	288,783
TRADING COMPANIES AND DISTRIBUTORS — 0.5%
MRC Global, Inc.(1)(2)	10,545	340,182
TOTAL COMMON STOCKS (Cost $49,627,020)		62,917,559
Temporary Cash Investments — 2.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $269,976), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $264,758)		264,758
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $324,127), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $317,710)		317,710
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $118,811), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $116,494)		116,494
SSgA U.S. Government Money Market Fund	930,919	930,919
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,629,881)		1,629,881
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 99.8% (Cost $51,256,901)		64,547,440
Common Stocks Sold Short — (97.6)%
AEROSPACE AND DEFENSE — (2.1)%
DigitalGlobe, Inc.	(9,008)	(370,679)
Huntington Ingalls Industries, Inc.	(1,621)	(145,906)
Precision Castparts Corp.	(1,320)	(355,476)
TransDigm Group, Inc.	(2,019)	(325,099)
Triumph Group, Inc.	(1,866)	(141,947)
		(1,339,107)
AIR FREIGHT AND LOGISTICS — (1.5)%
Atlas Air Worldwide Holdings, Inc.	(6,416)	(264,018)
CH Robinson Worldwide, Inc.	(5,654)	(329,854)
UTi Worldwide, Inc.	(20,012)	(351,411)
		(945,283)
AIRLINES — (0.1)%
JetBlue Airways Corp.	(5,598)	(47,863)
AUTO COMPONENTS — (0.8)%
Lear Corp.	(3,036)	(245,825)
TRW Automotive Holdings Corp.	(3,393)	(252,405)
		(498,230)
AUTOMOBILES — (0.4)%
Ford Motor Co.	(17,995)	(277,663)
BEVERAGES — (1.5)%
Beam, Inc.	(3,317)	(225,755)
Brown-Forman Corp., Class B	(4,397)	(332,281)
Coca-Cola Co. (The)	(914)	(37,758)
Monster Beverage Corp.	(5,244)	(355,386)
		(951,180)
BIOTECHNOLOGY — (1.1)%
Alnylam Pharmaceuticals, Inc.	(2,432)	(156,450)
Clovis Oncology, Inc.	(3,132)	(188,766)
Medivation, Inc.	(2,223)	(141,872)
OPKO Health, Inc.	(15,338)	(129,453)
Theravance, Inc.	(3,570)	(127,270)
		(743,811)
BUILDING PRODUCTS — (1.0)%
Armstrong World Industries, Inc.	(5,983)	(344,680)
USG Corp.	(9,673)	(274,520)
		(619,200)
CAPITAL MARKETS — (2.7)%
Bank of New York Mellon Corp. (The)	(9,670)	(337,870)
Charles Schwab Corp. (The)	(11,936)	(310,336)
Eaton Vance Corp.	(7,967)	(340,908)
LPL Financial Holdings, Inc.	(5,257)	(247,237)
Northern Trust Corp.	(3,337)	(206,527)
Stifel Financial Corp.	(6,320)	(302,854)
		(1,745,732)
CHEMICALS — (6.2)%
Agrium, Inc.	(3,648)	(333,719)
Air Products & Chemicals, Inc.	(3,005)	(335,899)
Chemtura Corp.	(11,827)	(330,210)
Cytec Industries, Inc.	(3,647)	(339,754)

11

Shares	Value
FMC Corp.	(4,398)	$(331,873)
Intrepid Potash, Inc.	(22,414)	(355,038)
Kronos Worldwide, Inc.	(20,559)	(391,649)
PolyOne Corp.	(9,470)	(334,764)
Praxair, Inc.	(2,186)	(284,246)
Rockwood Holdings, Inc.	(4,226)	(303,934)
Sensient Technologies Corp.	(7,327)	(355,506)
Tronox Ltd., Class A	(12,290)	(283,530)
		(3,980,122)
COMMERCIAL BANKS — (1.8)%
Bank of Hawaii Corp.	(2,005)	(118,576)
BankUnited, Inc.	(2,485)	(81,806)
Commerce Bancshares, Inc.	(6,416)	(288,120)
Cullen/Frost Bankers, Inc.	(824)	(61,330)
Fulton Financial Corp.	(4,285)	(56,048)
Investors Bancorp, Inc.	(7,338)	(187,706)
Trustmark Corp.	(10,734)	(288,101)
UMB Financial Corp.	(1,689)	(108,569)
		(1,190,256)
COMMERCIAL SERVICES AND SUPPLIES — (2.4)%
Clean Harbors, Inc.	(4,581)	(274,677)
Copart, Inc.	(9,191)	(336,850)
Covanta Holding Corp.	(13,568)	(240,832)
Interface, Inc.	(16,709)	(366,930)
Iron Mountain, Inc.	(11,118)	(337,431)
		(1,556,720)
COMMUNICATIONS EQUIPMENT — (0.8)%
EchoStar Corp., Class A	(6,116)	(304,088)
ViaSat, Inc.	(3,911)	(245,024)
		(549,112)
COMPUTERS AND PERIPHERALS — (1.2)%
NCR Corp.	(8,947)	(304,735)
Stratasys Ltd.	(3,356)	(452,053)
		(756,788)
CONSTRUCTION AND ENGINEERING — (2.1)%
Chicago Bridge & Iron Co. NV	(4,241)	(352,597)
EMCOR Group, Inc.	(8,121)	(344,655)
Granite Construction, Inc.	(10,369)	(362,708)
MasTec, Inc.	(8,495)	(277,956)
		(1,337,916)
CONSTRUCTION MATERIALS — (1.1)%
Eagle Materials, Inc.	(4,451)	(344,641)
Martin Marietta Materials, Inc.	(1,648)	(164,701)
Texas Industries, Inc.	(2,998)	(206,202)
		(715,544)
CONSUMER FINANCE — (0.1)%
Discover Financial Services	(1,611)	(90,135)
CONTAINERS AND PACKAGING — (0.5)%
MeadWestvaco Corp.	(9,239)	(341,196)
DISTRIBUTORS — (0.6)%
LKQ Corp.	(3,825)	(125,843)
Pool Corp.	(4,852)	(282,095)
		(407,938)
DIVERSIFIED FINANCIAL SERVICES — (1.2)%
CME Group, Inc.	(4,032)	(316,351)
IntercontinentalExchange Group, Inc.	(1,446)	(325,234)
Leucadia National Corp.	(4,719)	(133,737)
		(775,322)
DIVERSIFIED TELECOMMUNICATION SERVICES — (0.5)%
tw telecom, Inc.	(11,238)	(342,422)
ELECTRIC UTILITIES — (1.3)%
ALLETE, Inc.	(4,746)	(236,731)
ITC Holdings Corp.	(2,954)	(283,052)
Northeast Utilities	(938)	(39,762)
Pepco Holdings, Inc.	(14,138)	(270,460)
		(830,005)
ELECTRICAL EQUIPMENT — (0.6)%
Franklin Electric Co., Inc.	(7,687)	(343,147)
GrafTech International Ltd.	(2,934)	(32,949)
		(376,096)
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (1.5)%
Arrow Electronics, Inc.	(5,876)	(318,773)
Belden, Inc.	(4,753)	(334,849)
Ingram Micro, Inc., Class A	(13,109)	(307,537)
		(961,159)
ENERGY EQUIPMENT AND SERVICES — (3.0)%
Atwood Oceanics, Inc.	(6,250)	(333,687)
Bristow Group, Inc.	(3,485)	(261,584)
Dresser-Rand Group, Inc.	(5,648)	(336,790)
Hornbeck Offshore Services, Inc.	(6,634)	(326,592)
McDermott International, Inc.	(40,123)	(367,527)
Tidewater, Inc.	(5,721)	(339,084)
		(1,965,264)
FOOD AND STAPLES RETAILING — (1.5)%
Casey’s General Stores, Inc.	(4,872)	(342,258)
Costco Wholesale Corp.	(2,732)	(325,135)
United Natural Foods, Inc.	(4,089)	(308,270)
		(975,663)
FOOD PRODUCTS — (2.1)%
Hain Celestial Group, Inc. (The)	(4,004)	(363,483)
Post Holdings, Inc.	(6,946)	(342,230)

12

Shares	Value
Snyders-Lance, Inc.	(11,936)	$(342,802)
WhiteWave Foods Co., Class A	(14,247)	(326,826)
		(1,375,341)
GAS UTILITIES — (1.7)%
New Jersey Resources Corp.	(3,178)	(146,951)
ONEOK, Inc.	(5,508)	(342,487)
Piedmont Natural Gas Co., Inc.	(9,138)	(303,016)
South Jersey Industries, Inc.	(5,822)	(325,799)
		(1,118,253)
HEALTH CARE EQUIPMENT AND SUPPLIES — (0.9)%
Hologic, Inc.	(10,404)	(232,530)
IDEXX Laboratories, Inc.	(2,787)	(296,453)
STERIS Corp.	(880)	(42,284)
		(571,267)
HEALTH CARE PROVIDERS AND SERVICES — (2.2)%
Acadia Healthcare Co., Inc.	(7,106)	(336,327)
Air Methods Corp.	(6,810)	(397,227)
AmerisourceBergen Corp.	(4,697)	(330,246)
Brookdale Senior Living, Inc.	(10,036)	(272,779)
Health Net, Inc.	(2,587)	(76,756)
		(1,413,335)
HEALTH CARE TECHNOLOGY — (0.4)%
athenahealth, Inc.	(1,934)	(260,123)
HOTELS, RESTAURANTS AND LEISURE — (3.6)%
BJ’s Restaurants, Inc.	(6,179)	(191,920)
Choice Hotels International, Inc.	(6,938)	(340,725)
Darden Restaurants, Inc.	(5,687)	(309,202)
Life Time Fitness, Inc.	(6,422)	(301,834)
Marriott International, Inc., Class A	(7,018)	(346,409)
Panera Bread Co., Class A	(1,093)	(193,122)
Six Flags Entertainment Corp.	(9,009)	(331,711)
Yum! Brands, Inc.	(3,806)	(287,772)
		(2,302,695)
HOUSEHOLD DURABLES — (3.1)%
DR Horton, Inc.	(11,444)	(255,430)
Jarden Corp.	(3,247)	(199,203)
Lennar Corp., Class A	(9,257)	(366,207)
M.D.C. Holdings, Inc.	(1,367)	(44,072)
Ryland Group, Inc.	(2,746)	(119,204)
Standard Pacific Corp.	(34,271)	(310,153)
Tempur Sealy International, Inc.	(6,911)	(372,918)
Toll Brothers, Inc.	(9,895)	(366,115)
		(2,033,302)
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.6)%
Calpine Corp.	(2,915)	(56,872)
NRG Energy, Inc.	(11,184)	(321,204)
		(378,076)
INSURANCE — (2.5)%
Marsh & McLennan Cos., Inc.	(6,826)	(330,105)
Platinum Underwriters Holdings Ltd.	(5,608)	(343,658)
ProAssurance Corp.	(1,154)	(55,946)
RLI Corp.	(3,616)	(352,126)
Sun Life Financial, Inc.	(6,667)	(235,545)
White Mountains Insurance Group Ltd.	(544)	(328,076)
		(1,645,456)
INTERNET AND CATALOG RETAIL — (0.2)%
Groupon, Inc.	(9,219)	(108,508)
INTERNET SOFTWARE AND SERVICES — (1.6)%
Equinix, Inc.	(1,908)	(338,575)
Pandora Media, Inc.	(12,043)	(320,344)
Rackspace Hosting, Inc.	(1,080)	(42,260)
Yahoo!, Inc.	(8,305)	(335,854)
		(1,037,033)
IT SERVICES — (4.0)%
Alliance Data Systems Corp.	(1,269)	(333,658)
Automatic Data Processing, Inc.	(4,446)	(359,281)
Cognizant Technology Solutions Corp.	(3,319)	(335,153)
Fiserv, Inc.	(3,988)	(235,491)
Global Payments, Inc.	(4,858)	(315,722)
MAXIMUS, Inc.	(6,315)	(277,797)
Paychex, Inc.	(1,240)	(56,457)
Visa, Inc., A Shares	(1,588)	(353,616)
WEX, Inc.	(2,980)	(295,109)
		(2,562,284)
LIFE SCIENCES TOOLS AND SERVICES — (0.6)%
Bio-Rad Laboratories, Inc., Class A	(344)	(42,522)
PerkinElmer, Inc.	(8,061)	(332,355)
		(374,877)
MACHINERY — (3.6)%
Chart Industries, Inc.	(2,197)	(210,121)
CLARCOR, Inc.	(5,371)	(345,624)
Harsco Corp.	(1,632)	(45,745)
Middleby Corp. (The)	(1,342)	(322,040)
Nordson Corp.	(4,513)	(335,316)
PACCAR, Inc.	(576)	(34,082)
Pall Corp.	(3,618)	(308,796)

13

Shares	Value
Pentair Ltd.	(4,778)	$(371,107)
Wabtec Corp.	(4,732)	(351,446)
		(2,324,277)
MEDIA — (4.1)%
Cinemark Holdings, Inc.	(9,883)	(329,400)
Discovery Communications, Inc., Class A	(3,394)	(306,885)
DISH Network Corp., Class A	(6,091)	(352,791)
DreamWorks Animation SKG, Inc., Class A	(4,084)	(144,982)
Interpublic Group of Cos., Inc. (The)	(7,651)	(135,423)
Loral Space & Communications, Inc.	(4,243)	(343,598)
Madison Square Garden Co. (The), Class A	(1,949)	(112,223)
New York Times Co. (The)	(14,601)	(231,718)
Sinclair Broadcast Group, Inc., Class A	(9,516)	(340,007)
Twenty-First Century Fox, Inc.	(9,889)	(347,895)
		(2,644,922)
METALS AND MINING — (2.5)%
AuRico Gold, Inc.	(22,580)	(82,643)
Barrick Gold Corp.	(13,021)	(229,560)
Carpenter Technology Corp.	(5,886)	(366,109)
Goldcorp, Inc.	(2,738)	(59,332)
Hecla Mining Co.	(30,143)	(92,840)
New Gold, Inc.	(31,648)	(165,836)
Nucor Corp.	(5,131)	(273,893)
Royal Gold, Inc.	(2,078)	(95,733)
Stillwater Mining Co.	(21,731)	(268,161)
		(1,634,107)
MULTI-UTILITIES — (1.2)%
MDU Resources Group, Inc.	(10,170)	(310,694)
NiSource, Inc.	(10,426)	(342,807)
Sempra Energy	(1,416)	(127,100)
		(780,601)
MULTILINE RETAIL — (0.4)%
Family Dollar Stores, Inc.	(4,326)	(281,060)
OIL, GAS AND CONSUMABLE FUELS — (5.2)%
Approach Resources, Inc.	(3,491)	(67,341)
Cobalt International Energy, Inc.	(8,387)	(137,966)
Concho Resources, Inc.	(278)	(30,024)
Consol Energy, Inc.	(8,767)	(333,497)
Continental Resources, Inc.	(347)	(39,044)
Devon Energy Corp.	(3,987)	(246,676)
Diamondback Energy, Inc.	(1,016)	(53,706)
Enbridge, Inc.	(6,250)	(273,000)
Energen Corp.	(4,774)	(337,761)
Gulfport Energy Corp.	(1,662)	(104,955)
Kodiak Oil & Gas Corp.	(30,327)	(339,966)
Murphy Oil Corp.	(1,795)	(116,460)
Pioneer Natural Resources Co.	(578)	(106,392)
SemGroup Corp., Class A	(685)	(44,683)
Spectra Energy Corp.	(9,223)	(328,523)
Targa Resources Corp.	(514)	(45,319)
Tesoro Corp.	(6,410)	(374,985)
Williams Cos., Inc. (The)	(9,400)	(362,558)
		(3,342,856)
PHARMACEUTICALS — (1.2)%
Actavis plc	(1,807)	(303,576)
Hospira, Inc.	(8,025)	(331,272)
Valeant Pharmaceuticals International, Inc.	(1,383)	(162,364)
		(797,212)
PROFESSIONAL SERVICES — (1.0)%
Advisory Board Co. (The)	(4,605)	(293,200)
IHS, Inc., Class A	(2,817)	(337,195)
		(630,395)
REAL ESTATE INVESTMENT TRUSTS (REITs) — (1.6)%
AvalonBay Communities, Inc.	(610)	(72,120)
CBL & Associates Properties, Inc.	(10,193)	(183,066)
Plum Creek Timber Co., Inc.	(1,741)	(80,974)
Rayonier, Inc.	(5,042)	(212,268)
SL Green Realty Corp.	(430)	(39,724)
Weingarten Realty Investors	(7,223)	(198,055)
WP Carey, Inc.	(4,449)	(272,946)
		(1,059,153)
REAL ESTATE MANAGEMENT AND DEVELOPMENT — (1.7)%
Alexander & Baldwin, Inc.	(8,529)	(355,915)
Altisource Portfolio Solutions SA	(697)	(110,565)
Brookfield Asset Management, Inc., Class A	(7,342)	(285,090)
Brookfield Office Properties, Inc.	(16,796)	(323,323)
		(1,074,893)
ROAD AND RAIL — (1.0)%
Genesee & Wyoming, Inc., Class A	(3,493)	(335,503)
Kansas City Southern	(2,759)	(341,647)
		(677,150)
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (0.6)%
SunEdison, Inc.	(28,159)	(367,475)

14

Shares	Value
SOFTWARE — (1.5)%
Concur Technologies, Inc.	(2,794)	$(288,285)
MICROS Systems, Inc.	(1,169)	(67,065)
Nuance Communications, Inc.	(15,095)	(229,444)
Solera Holdings, Inc.	(5,626)	(398,096)
		(982,890)
SPECIALTY RETAIL — (3.9)%
Cabela’s, Inc.	(5,232)	(348,765)
CarMax, Inc.	(6,322)	(297,260)
Conn’s, Inc.	(5,352)	(421,684)
Dick’s Sporting Goods, Inc.	(5,790)	(336,399)
JOS A Bank Clothiers, Inc.	(6,255)	(342,336)
Penske Automotive Group, Inc.	(7,242)	(341,533)
Tractor Supply Co.	(2,117)	(164,237)
Ulta Salon Cosmetics & Fragrance, Inc.	(2,551)	(246,223)
		(2,498,437)
TEXTILES, APPAREL AND LUXURY GOODS — (1.5)%
Carter’s, Inc.	(4,148)	(297,785)
PVH Corp.	(2,523)	(343,179)
Ralph Lauren Corp.	(1,867)	(329,656)
		(970,620)
THRIFTS AND MORTGAGE FINANCE — (1.4)%
Capitol Federal Financial, Inc.	(26,715)	(323,518)
Nationstar Mortgage Holdings, Inc.	(7,633)	(282,116)
Washington Federal, Inc.	(13,904)	(323,824)
		(929,458)
TOBACCO — (1.0)%
Philip Morris International, Inc.	(3,224)	(280,907)
Universal Corp.	(6,414)	(350,205)
		(631,112)
TRADING COMPANIES AND DISTRIBUTORS — (2.1)%
Air Lease Corp.	(11,180)	(347,475)
GATX Corp.	(6,661)	(347,504)
MSC Industrial Direct Co., Inc., Class A	(4,128)	(333,831)
Textainer Group Holdings Ltd.	(8,440)	(339,457)
		(1,368,267)
WIRELESS TELECOMMUNICATION SERVICES — (1.0)%
Crown Castle International Corp.	(3,914)	(287,405)
Telephone & Data Systems, Inc.	(13,050)	(336,429)
		(623,834)
TOTAL COMMON STOCKS SOLD SHORT — (97.6)% (Proceeds $55,731,562)		(63,118,996)
OTHER ASSETS AND LIABILITIES(3) — 97.8%		63,221,574
TOTAL NET ASSETS — 100.0%		$64,650,018

Notes to Schedule of Investments

(1)	Non-income producing.

(2)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $39,360,142.

(3)	Amount relates primarily to deposits with broker for securities sold short at period end.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

DECEMBER 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $51,256,901)	$64,547,440
Deposits with broker for securities sold short	63,080,317
Receivable for capital shares sold	274,200
Dividends and interest receivable	47,129
127,949,086

Liabilities
Securities sold short, at value (proceeds of $55,731,562)	63,118,996
Payable for capital shares redeemed	41,822
Accrued management fees	72,524
Distribution and service fees payable	9,377
Dividend expense payable on securities sold short	56,349
63,299,068

Net Assets	$64,650,018

Net Assets Consist of:
Capital (par value and paid-in surplus)	$69,341,336
Accumulated net investment loss	(794,134)
Accumulated net realized loss	(9,800,308)
Net unrealized appreciation	5,903,124
$64,650,018

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$26,141,016	2,346,436	$11.14
Institutional Class, $0.01 Par Value	$9,179,040	812,442	$11.30
A Class, $0.01 Par Value	$23,094,416	2,107,152	$10.96*
C Class, $0.01 Par Value	$4,888,238	470,844	$10.38
R Class, $0.01 Par Value	$1,347,308	125,129	$10.77

* Maximum offering price $11.63 (net asset value divided by 0.9425).

 See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $833)	$393,675
Interest	213
393,888

Expenses:
Dividend expense on securities sold short	376,678
Broker fees and charges on securities sold short	68,054
Management fees	372,624
Distribution and service fees:
A Class	23,166
C Class	23,028
R Class	3,482
Directors’ fees and expenses	1,584
Other expenses	46
868,662

Net investment income (loss)	(474,774)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,437,444
Securities sold short transactions	(2,211,689)
Foreign currency transactions	56
1,225,811

Change in net unrealized appreciation (depreciation) on:
Investments	6,362,456
Securities sold short	(5,441,029)
Translation of assets and liabilities in foreign currencies	15
921,442

Net realized and unrealized gain (loss)	2,147,253

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,672,479

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED) AND YEAR ENDED JUNE 30, 2013
Increase (Decrease) in Net Assets	December 31, 2013	June 30, 2013
Operations
Net investment income (loss)	$ (474,774)	$(630,670)
Net realized gain (loss)	1,225,811	2,868,722
Change in net unrealized appreciation (depreciation)	921,442	(1,251,346)
Net increase (decrease) in net assets resulting from operations	1,672,479	986,706

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	17,044,347	(22,929,637)

Net increase (decrease) in net assets	18,716,826	(21,942,931)

Net Assets
Beginning of period	45,933,192	67,876,123
End of period	$64,650,018	$45,933,192

Accumulated net investment loss	$(794,134)	$(319,360)

See Notes to Financial Statements.

18

Notes to Financial Statements

DECEMBER 31, 2013 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Market Neutral Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital appreciation independent of equity market conditions.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and

19

correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM

20

monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 1.0480% to 1.2300%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional

21

Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2013 was 1.38% for the Investor Class, A Class, C Class and R Class and 1.18% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2013 were $56,266,822 and $58,585,999, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2013		Year ended June 30, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	10,000,000		50,000,000
Sold	1,260,621	$13,829,290	717,061	$7,634,531
Redeemed	(575,733)	(6,337,781)	(1,239,380)	(13,161,107)
	684,888	7,491,509	(522,319)	(5,526,576)
Institutional Class/Shares Authorized	10,000,000		50,000,000
Sold	557,066	6,157,675	137,867	1,490,538
Redeemed	(155,842)	(1,730,968)	(253,874)	(2,732,320)
	401,224	4,426,707	(116,007)	(1,241,782)
A Class/Shares Authorized	10,000,000		70,000,000
Sold	945,055	10,309,827	433,325	4,544,382
Redeemed	(489,889)	(5,270,943)	(1,892,656)	(19,750,815)
	455,166	5,038,884	(1,459,331)	(15,206,433)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	95,321	976,693	33,360	333,152
Redeemed	(57,856)	(591,823)	(183,085)	(1,829,832)
	37,465	384,870	(149,725)	(1,496,680)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	15,271	163,189	91,159	943,682
Redeemed	(43,722)	(460,812)	(38,809)	(401,848)
	(28,451)	(297,623)	52,350	541,834
Net increase (decrease)	1,550,292	$17,044,347	(2,195,032)	$(22,929,637)

22

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$62,917,559	—	—
Temporary Cash Investments	930,919	$698,962	—
	$63,848,478	$698,962	—

Liabilities
Securities Sold Short
Common Stocks	$(63,118,996)	—	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

23

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$51,264,943
Gross tax appreciation of investments	$13,592,375
Gross tax depreciation of investments	(309,878)
Net tax appreciation (depreciation) of investments	$13,282,497
Net tax appreciation (depreciation) on securities sold short	$(7,476,915)
Net tax appreciation (depreciation)	$ 5,805,582

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2013, the fund had accumulated short-term capital losses of $(8,042,891), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018.

As of June 30, 2013, the fund had late-year ordinary loss deferrals of $(319,360) and post-October capital loss deferrals of $(2,872,094), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

24

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$10.78	(0.09)	0.45	0.36	$11.14	3.34%	3.00%(4)	1.38%(4)	(1.57)%(4)	109%	$26,141
2013	$10.54	(0.11)	0.35	0.24	$10.78	2.28%	3.07%	1.39%	(1.00)%	222%	$17,916
2012	$10.37	(0.22)	0.39	0.17	$10.54	1.64%	3.38%	1.40%	(2.07)%	252%	$23,019
2011	$10.00	(0.22)	0.59	0.37	$10.37	3.70%	3.50%	1.42%	(2.34)%	261%	$21,866
2010	$10.01	(0.17)	0.16	(0.01)	$10.00	(0.10)%	3.09%	1.42%	(1.68)%	140%	$16,570
2009	$10.92	(0.16)	(0.75)	(0.91)	$10.01	(8.33)%	3.34%	1.41%	(1.56)%	330%	$22,956
Institutional Class
2013(3)	$10.92	(0.08)	0.46	0.38	$11.30	3.48%	2.80%(4)	1.18%(4)	(1.37)%(4)	109%	$9,179
2013	$10.65	(0.08)	0.35	0.27	$10.92	2.54%	2.87%	1.19%	(0.80)%	222%	$4,491
2012	$10.46	(0.20)	0.39	0.19	$10.65	1.82%	3.18%	1.20%	(1.87)%	252%	$5,618
2011	$10.07	(0.26)	0.65	0.39	$10.46	3.87%	3.30%	1.22%	(2.14)%	261%	$4,194
2010	$10.06	(0.16)	0.17	0.01	$10.07	0.10%	2.89%	1.22%	(1.48)%	140%	$11,882
2009	$10.95	(0.15)	(0.74)	(0.89)	$10.06	(8.13)%	3.14%	1.21%	(1.36)%	330%	$22,354

25

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(3)	$10.62	(0.10)	0.44	0.34	$10.96	3.20%	3.25%(4)	1.63%(4)	(1.82)%(4)	109%	$23,094
2013	$10.41	(0.13)	0.34	0.21	$10.62	2.02%	3.32%	1.64%	(1.25)%	222%	$17,545
2012	$10.27	(0.24)	0.38	0.14	$10.41	1.36%	3.63%	1.65%	(2.32)%	252%	$32,386
2011	$9.93	(0.26)	0.60	0.34	$10.27	3.42%	3.75%	1.67%	(2.59)%	261%	$28,691
2010	$9.96	(0.19)	0.16	(0.03)	$9.93	(0.30)%	3.34%	1.67%	(1.93)%	140%	$72,781
2009	$10.89	(0.18)	(0.75)	(0.93)	$9.96	(8.54)%	3.59%	1.66%	(1.81)%	330%	$104,634
C Class
2013(3)	$10.10	(0.13)	0.41	0.28	$10.38	2.77%	4.00%(4)	2.38%(4)	(2.57)%(4)	109%	$4,888
2013	$9.97	(0.20)	0.33	0.13	$10.10	1.30%	4.07%	2.39%	(2.00)%	222%	$4,377
2012	$9.91	(0.31)	0.37	0.06	$9.97	0.61%	4.38%	2.40%	(3.07)%	252%	$5,815
2011	$9.65	(0.32)	0.58	0.26	$9.91	2.69%	4.50%	2.42%	(3.34)%	261%	$6,845
2010	$9.76	(0.26)	0.15	(0.11)	$9.65	(1.13)%	4.09%	2.42%	(2.68)%	140%	$10,543
2009	$10.75	(0.26)	(0.73)	(0.99)	$9.76	(9.21)%	4.34%	2.41%	(2.56)%	330%	$17,821
R Class
2013(3)	$10.45	(0.11)	0.43	0.32	$10.77	3.06%	3.50%(4)	1.88%(4)	(2.07)%(4)	109%	$1,347
2013	$10.26	(0.16)	0.35	0.19	$10.45	1.85%	3.57%	1.89%	(1.50)%	222%	$1,604
2012	$10.15	(0.26)	0.37	0.11	$10.26	1.08%	3.88%	1.90%	(2.57)%	252%	$1,039
2011	$9.84	(0.26)	0.57	0.31	$10.15	3.15%	4.00%	1.92%	(2.84)%	261%	$837
2010	$9.89	(0.21)	0.16	(0.05)	$9.84	(0.51)%	3.59%	1.92%	(2.18)%	140%	$586
2009	$10.85	(0.22)	(0.74)	(0.96)	$9.89	(8.85)%	3.84%	1.91%	(2.06)%	330%	$1,004

26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

27

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

28

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81041 1402

SEMIANNUAL REPORT	DECEMBER 31, 2013

Global Gold Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	18
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Stock Indices and Government Bond Yields Peaked at Year End

Stock indices and government bond yields mostly climbed during the six-month period. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks, low inflation, and investor optimism. These factors translated into outperformance by riskier assets—such as small-cap growth stocks and high-yield corporate bonds—and underperformance for more conservative/defensive stock and bond sectors. In this environment, the S&P 500 Index advanced 16.31%, reaching an all-time high, and the 10-year U.S. Treasury bond returned –3.09% as its yield climbed to 3.03%.

Stocks overcame—and U.S. Treasury bonds were temporarily bolstered by—volatility and uncertainty caused by the U.S. federal budget battle and temporary government shutdown. Other hurdles included the Treasury market’s “Taper Tantrum,” which pushed mortgage interest rates higher and tempered the U.S. housing market’s recovery. The housing and labor markets improved enough though to convince U.S. monetary policymakers to finally announce a reduction in their monthly bond-buying program. However, low inflation and other signs that the economy has not fully recovered kept the reduction modest and persuaded the policymakers to reaffirm plans to keep short-term interest rates low for an extended period.

Looking ahead, there’s less uncertainty than a year ago about U.S. monetary policies, the U.S. fiscal picture, and global economic strength, but headwinds persist. Stocks should not be expected to duplicate 2013’s results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of December 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BGEIX	-9.98%	-51.31%	-5.56%	-0.53%	1.60%	8/17/88
NYSE Arca Gold Miners Index	—	-12.51%	-53.62%	-7.77%	N/A(2)	N/A(2)	—
MSCI World Index	—	16.83%	26.68%	15.02%	6.97%	7.35%(3)	—
Institutional Class	AGGNX	-9.85%	-51.19%	-5.37%	—	-8.49%	9/28/07
A Class(4) No sales charge* With sales charge*	ACGGX	-9.99% -15.20%	-51.40% -54.21%	-5.80% -6.90%	-0.77% -1.35%	3.62% 3.22%	5/6/98
C Class No sales charge* With sales charge*	AGYCX	-10.40% -11.30%	-51.77% -51.77%	-6.50% -6.50%	— —	-9.58% -9.58%	9/28/07
R Class	AGGWX	-10.11%	-51.52%	-6.03%	—	-9.12%	9/28/07

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark total return data first available October 2004.

(3)	Since 8/31/88, the date nearest the Investor Class’s inception for which data are available.

(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.68%	0.48%	0.93%	1.68%	1.18%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Fund Characteristics

DECEMBER 31, 2013
Top Ten Holdings	% of net assets
Goldcorp, Inc.(1)	12.3%
Barrick Gold Corp.	10.3%
Newmont Mining Corp.	6.8%
Franco-Nevada Corp.	5.6%
Randgold Resources Ltd.	5.5%
Yamana Gold, Inc.(1)	5.0%
Silver Wheaton Corp.	4.8%
Agnico-Eagle Mines Ltd.(1)	4.2%
Kinross Gold Corp.(1)	4.0%
Royal Gold, Inc.	3.6%
(1) Includes shares traded on all exchanges.

Geographic Composition	% of net assets
Canada	71.6%
United States	12.0%
United Kingdom	6.4%
South Africa	4.4%
Australia	2.5%
Peru	2.4%
China	0.5%
Hong Kong	0.2%
Other Assets and Liabilities	—(2)
(2) Category is less than 0.05% of total net assets.

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	88.0%
Domestic Common Stocks	12.0%
Warrants	—(2)
Total Equity Exposure	100.0%
Other Assets and Liabilities	—(2)
(2) Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(1) 7/1/13 – 12/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$900.20	$3.21	0.67%
Institutional Class	$1,000	$901.50	$2.25	0.47%
A Class	$1,000	$900.10	$4.41	0.92%
C Class	$1,000	$896.00	$7.98	1.67%
R Class	$1,000	$898.90	$5.60	1.17%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%
Institutional Class	$1,000	$1,022.84	$2.40	0.47%
A Class	$1,000	$1,020.57	$4.69	0.92%
C Class	$1,000	$1,016.79	$8.49	1.67%
R Class	$1,000	$1,019.31	$5.96	1.17%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 100.0%
AUSTRALIA — 2.5%
Newcrest Mining Ltd.	1,271,213	$8,853,518
Regis Resources Ltd.	432,600	1,127,904
		9,981,422
CANADA — 71.6%
Agnico-Eagle Mines Ltd.	347,246	9,162,914
Agnico-Eagle Mines Ltd. New York Shares	291,800	7,697,684
Alacer Gold Corp.	820,100	1,675,328
Alamos Gold, Inc.	565,900	6,856,327
Argonaut Gold, Inc.(1)	888,400	4,449,318
ATAC Resources Ltd.(1)	857,400	468,150
AuRico Gold, Inc.	1,154,594	4,239,036
B2Gold Corp.(1)	4,060,882	8,333,935
Barrick Gold Corp.	2,340,412	41,261,463
Belo Sun Mining Corp.(1)	4,687,700	1,478,352
Continental Gold Ltd.(1)	621,000	1,975,975
Detour Gold Corp.(1)	277,001	1,069,149
Dundee Precious Metals, Inc.(1)	628,200	1,815,556
Eldorado Gold Corp.	2,090,400	11,866,427
First Majestic Silver Corp.(1)	366,500	3,598,583
Franco-Nevada Corp.	546,094	22,255,033
GoGold Resources, Inc.(1)	4,050,000	4,003,295
Goldcorp, Inc.	2,226,476	48,291,840
Goldcorp, Inc. New York Shares	39,500	855,965
IAMGOLD Corp.	924,119	3,070,972
Ivanhoe Mines Ltd.(1)	484,700	853,273
Kinross Gold Corp.	2,235,152	9,784,379
Kinross Gold Corp. New York Shares	1,402,657	6,143,638
Kirkland Lake Gold, Inc.(1)	170,900	413,474
Nevsun Resources Ltd.	298,500	991,956
New Gold, Inc.(1)	2,428,100	12,709,095
Osisko Mining Corp.(1)	1,626,200	7,210,545
Pan American Silver Corp.	96,870	1,131,708
Pan American Silver Corp. NASDAQ Shares	216,500	2,533,050
Premier Gold Mines Ltd.(1)	1,198,800	1,692,822
Pretium Resources, Inc.(1)	143,400	739,781
Primero Mining Corp.(1)	208,900	920,360
Sabina Gold & Silver Corp.(1)	338,900	232,899
Sandstorm Gold Ltd.(1)	661,307	2,857,519
SEMAFO, Inc.	372,000	977,058
Silver Wheaton Corp.	947,200	19,123,968
Tahoe Resources, Inc.(1)	313,000	5,206,599
Timmins Gold Corp.(1)	667,800	710,392
Torex Gold Resources, Inc.(1)	4,389,090	3,883,968
Virginia Mines, Inc.(1)	319,300	3,441,737
Yamana Gold, Inc.	1,457,142	12,565,235
Yamana Gold, Inc. New York Shares	837,881	7,222,534
		285,771,292
CHINA — 0.5%
Zhaojin Mining Industry Co. Ltd.	840,000	479,889
Zijin Mining Group Co. Ltd. H Shares	6,218,000	1,331,117
		1,811,006
HONG KONG — 0.2%
G-Resources Group Ltd.(1)	24,249,000	584,780
PERU — 2.4%
Cia de Minas Buenaventura SA ADR	867,600	9,734,472
SOUTH AFRICA — 4.4%
AngloGold Ashanti Ltd.	381,002	4,453,059
AngloGold Ashanti Ltd. ADR	499,676	5,856,203
Gold Fields Ltd.	1,462,510	4,630,980
Harmony Gold Mining Co. Ltd.	867,150	2,180,609
Sibanye Gold Ltd. ADR	106,800	513,708
		17,634,559
UNITED KINGDOM — 6.4%
Fresnillo plc	281,103	3,470,247
Randgold Resources Ltd. ADR	351,000	22,046,310
		25,516,557
UNITED STATES — 12.0%
Coeur Mining, Inc.(1)	261,159	2,833,575
Gold Resource Corp.	31,700	143,601
Hecla Mining Co.	679,075	2,091,551
McEwen Mining, Inc.(1)	749,100	1,468,236
Newmont Mining Corp.	1,176,514	27,095,117
Royal Gold, Inc.	312,921	14,416,271
		48,048,351
TOTAL COMMON STOCKS (Cost $367,789,760)		399,082,439
Warrants†
CANADA†
GoGold Resources, Inc.(1)	1,923,750	2
Sandstorm Gold Ltd.(1)	115,000	85,526
TOTAL WARRANTS (Cost $—)		85,528

7

Value
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $367,789,760)	$399,167,967
OTHER ASSETS AND LIABILITIES†	(114,200)
TOTAL NET ASSETS — 100.0%	$399,053,767

Notes to Schedule of Investments

ADR = American Depositary Receipt

† Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

DECEMBER 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $367,789,760)	$399,167,967
Foreign currency holdings, at value (cost of $29,688)	28,566
Receivable for investments sold	1,174,312
Receivable for capital shares sold	479,764
Dividends and interest receivable	210,274
401,060,883

Liabilities
Disbursements in excess of demand deposit cash	588,137
Payable for capital shares redeemed	1,191,459
Accrued management fees	222,661
Distribution and service fees payable	4,859
2,007,116

Net Assets	$399,053,767

Net Assets Consist of:
Capital (par value and paid-in surplus)	$452,021,317
Distributions in excess of net investment income	(25,113,921)
Accumulated net realized loss	(59,230,714)
Net unrealized appreciation	31,377,085
$399,053,767

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$367,781,903	42,034,767	$8.75
Institutional Class, $0.01 Par Value	$11,144,594	1,268,115	$8.79
A Class, $0.01 Par Value	$15,327,005	1,772,711	$8.65*
C Class, $0.01 Par Value	$2,046,675	242,445	$8.44
R Class, $0.01 Par Value	$2,753,590	319,570	$8.62

* Maximum offering price $9.18 (net asset value divided by 0.9425).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $348,512)	$2,877,297
Interest	809
2,878,106

Expenses:
Management fees	1,558,087
Distribution and service fees:
A Class	12,928
C Class	10,509
R Class	7,340
Directors’ fees and expenses	14,431
Other expenses	335
1,603,630

Net investment income (loss)	1,274,476

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(29,757,427)
Foreign currency transactions	(2,544)
(29,759,971)

Change in net unrealized appreciation (depreciation) on:
Investments	(17,238,764)
Translation of assets and liabilities in foreign currencies	2,165
(17,236,599)

Net realized and unrealized gain (loss)	(46,996,570)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(45,722,094)

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED) AND YEAR ENDED JUNE 30, 2013
Increase (Decrease) in Net Assets	December 31, 2013	June 30, 2013
Operations
Net investment income (loss)	$1,274,476	$ 4,655,297
Net realized gain (loss)	(29,759,971)	(8,432,100)
Change in net unrealized appreciation (depreciation)	(17,236,599)	(329,126,948)
Net increase (decrease) in net assets resulting from operations	(45,722,094)	(332,903,751)

Distributions to Shareholders
From net investment income:
Investor Class	—	(9,167,987)
Institutional Class	—	(254,455)
A Class	—	(164,538)
C Class	—	(4,958)
R Class	—	(17,663)
Decrease in net assets from distributions	—	(9,609,601)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(4,228,449)	(34,733,148)

Redemption Fees
Increase in net assets from redemption fees	88,492	56,943

Net increase (decrease) in net assets	(49,862,051)	(377,189,557)

Net Assets
Beginning of period	448,915,818	826,105,375
End of period	$399,053,767	$448,915,818

Distributions in excess of net investment income	$(25,113,921)	$(26,388,397)

See Notes to Financial Statements.

11

Notes to Financial Statements

DECEMBER 31, 2013 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Gold Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited

12

to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the

13

relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2013 was 0.67% for the Investor Class, A Class, C Class and R Class and 0.47% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2013 are detailed in the Statement of Operations.

14

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2013 were $89,166,399 and $78,374,401, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2013		Year ended June 30, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	300,000,000		200,000,000
Sold	5,178,209	$51,524,778	7,569,342	$114,272,021
Issued in reinvestment of distributions	—	—	482,896	8,426,551
Redeemed	(6,337,980)	(60,255,834)	(11,065,457)	(169,504,740)
	(1,159,771)	(8,731,056)	(3,013,219)	(46,806,168)
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	336,325	3,408,724	905,601	13,367,519
Issued in reinvestment of distributions	—	—	14,549	254,455
Redeemed	(502,008)	(5,103,972)	(418,567)	(6,265,764)
	(165,683)	(1,695,248)	501,583	7,356,210
A Class/Shares Authorized	10,000,000		20,000,000
Sold	1,263,713	11,535,444	1,218,153	18,638,390
Issued in reinvestment of distributions	—	—	8,757	151,405
Redeemed	(589,679)	(5,953,290)	(1,048,455)	(16,218,355)
	674,034	5,582,154	178,455	2,571,440
C Class/Shares Authorized	10,000,000		10,000,000
Sold	72,589	639,496	99,945	1,433,539
Issued in reinvestment of distributions	—	—	235	3,997
Redeemed	(53,273)	(519,645)	(47,714)	(685,081)
	19,316	119,851	52,466	752,455
R Class/Shares Authorized	10,000,000		10,000,000
Sold	96,667	937,807	183,825	2,480,710
Issued in reinvestment of distributions	—	—	1,023	17,663
Redeemed	(45,416)	(441,957)	(72,152)	(1,105,458)
	51,251	495,850	112,696	1,392,915
Net increase (decrease)	(580,853)	$(4,228,449)	(2,168,019)	$(34,733,148)

15

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Foreign Common Stocks	$122,988,995	$228,045,093	—
Domestic Common Stocks	48,048,351	—	—
Warrants	—	85,528	—
	$171,037,346	$228,130,621	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries. Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.

16

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$396,168,839
Gross tax appreciation of investments	$ 107,687,950
Gross tax depreciation of investments	(104,688,822)
Net tax appreciation (depreciation) of investments	$ 2,999,128

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of June 30, 2013, the fund had accumulated short-term capital losses of $(5,527,914) and accumulated long-term capital losses of $(8,366,204), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of June 30, 2013, the fund had late-year ordinary loss deferrals of $(8,928,575) and post-October capital loss deferrals of $(7,502,838), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$9.72	0.03	(1.00)	(0.97)	—	—	—	$8.75	(9.98)%	0.67%(4)	0.55%(4)	17%	$367,782
2013	$17.08	0.10	(7.26)	(7.16)	(0.20)	—	(0.20)	$9.72	(42.43)%	0.68%	0.61%	6%	$419,703
2012	$22.90	0.05	(4.50)	(4.45)	—	(1.37)	(1.37)	$17.08	(20.43)%	0.69%	0.23%	8%	$789,135
2011	$23.11	(0.04)	3.06	3.02	(1.60)	(1.63)	(3.23)	$22.90	11.44%	0.69%	(0.18)%	32%	$1,081,258
2010	$16.24	(0.03)	7.03	7.00	(0.13)	—	(0.13)	$23.11	43.18%	0.69%	(0.16)%	24%	$1,032,309
2009	$23.54	(0.01)	(5.35)	(5.36)	—(5)	(1.94)	(1.94)	$16.24	(21.19)%	0.70%	(0.09)%	20%	$792,814
Institutional Class
2013(3)	$9.75	0.04	(1.00)	(0.96)	—	—	—	$8.79	(9.85)%	0.47%(4)	0.75%(4)	17%	$11,145
2013	$17.13	0.14	(7.28)	(7.14)	(0.24)	—	(0.24)	$9.75	(42.30)%	0.48%	0.81%	6%	$13,976
2012	$22.92	0.10	(4.52)	(4.42)	—	(1.37)	(1.37)	$17.13	(20.28)%	0.49%	0.43%	8%	$15,971
2011	$23.13	0.01	3.06	3.07	(1.65)	(1.63)	(3.28)	$22.92	11.64%	0.49%	0.02%	32%	$19,854
2010	$16.25	0.01	7.04	7.05	(0.17)	—	(0.17)	$23.13	43.51%	0.49%	0.04%	24%	$15,751
2009	$23.55	0.01	(5.34)	(5.33)	(0.03)	(1.94)	(1.97)	$16.25	(21.04)%	0.50%	0.11%	20%	$9,076

18

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(3)	$9.61	0.02	(0.98)	(0.96)	—	—	—	$8.65	(9.99)%	0.92%(4)	0.30%(4)	17%	$15,327
2013	$16.90	0.06	(7.19)	(7.13)	(0.16)	—	(0.16)	$9.61	(42.61)%	0.93%	0.36%	6%	$10,561
2012	$22.72	—(5)	(4.45)	(4.45)	—	(1.37)	(1.37)	$16.90	(20.60)%	0.94%	(0.02)%	8%	$15,550
2011	$22.95	(0.10)	3.03	2.93	(1.53)	(1.63)	(3.16)	$22.72	11.15%	0.94%	(0.43)%	32%	$21,292
2010	$16.13	(0.08)	6.97	6.89	(0.07)	—	(0.07)	$22.95	42.80%	0.94%	(0.41)%	24%	$20,879
2009	$23.46	(0.06)	(5.33)	(5.39)	—	(1.94)	(1.94)	$16.13	(21.40)%	0.95%	(0.34)%	20%	$16,866
C Class
2013(3)	$9.42	(0.02)	(0.96)	(0.98)	—	—	—	$8.44	(10.40)%	1.67%(4)	(0.45)%(4)	17%	$2,047
2013	$16.56	(0.05)	(7.06)	(7.11)	(0.03)	—	(0.03)	$9.42	(43.02)%	1.68%	(0.39)%	6%	$2,102
2012	$22.46	(0.16)	(4.37)	(4.53)	—	(1.37)	(1.37)	$16.56	(21.21)%	1.69%	(0.77)%	8%	$2,826
2011	$22.72	(0.29)	2.99	2.70	(1.33)	(1.63)	(2.96)	$22.46	10.31%	1.69%	(1.18)%	32%	$3,593
2010	$16.02	(0.23)	6.93	6.70	—	—	—	$22.72	41.82%	1.69%	(1.16)%	24%	$2,318
2009	$23.48	(0.18)	(5.34)	(5.52)	—	(1.94)	(1.94)	$16.02	(21.98)%	1.70%	(1.09)%	20%	$1,006
R Class
2013(3)	$9.59	—(5)	(0.97)	(0.97)	—	—	—	$8.62	(10.11)%	1.17%(4)	0.05%(4)	17%	$2,754
2013	$16.86	0.03	(7.18)	(7.15)	(0.12)	—	(0.12)	$9.59	(42.74)%	1.18%	0.11%	6%	$2,574
2012	$22.73	(0.05)	(4.45)	(4.50)	—	(1.37)	(1.37)	$16.86	(20.82)%	1.19%	(0.27)%	8%	$2,623
2011	$22.96	(0.16)	3.02	2.86	(1.46)	(1.63)	(3.09)	$22.73	10.87%	1.19%	(0.68)%	32%	$2,567
2010	$16.13	(0.13)	6.98	6.85	(0.02)	—	(0.02)	$22.96	42.50%	1.19%	(0.66)%	24%	$1,117
2009	$23.52	(0.11)	(5.34)	(5.45)	—	(1.94)	(1.94)	$16.13	(21.62)%	1.20%	(0.59)%	20%	$313

19

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2013 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

21

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81042 1402

SEMIANNUAL REPORT	DECEMBER 31, 2013

Income & Growth Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Stock Indices and Government Bond Yields Peaked at Year End

Stock indices and government bond yields mostly climbed during the six-month period. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks, low inflation, and investor optimism. These factors translated into outperformance by riskier assets—such as small-cap growth stocks and high-yield corporate bonds—and underperformance for more conservative/defensive stock and bond sectors. In this environment, the S&P 500 Index advanced 16.31%, reaching an all-time high, and the 10-year U.S. Treasury bond returned –3.09% as its yield climbed to 3.03%.

Stocks overcame—and U.S. Treasury bonds were temporarily bolstered by—volatility and uncertainty caused by the U.S. federal budget battle and temporary government shutdown. Other hurdles included the Treasury market’s “Taper Tantrum,” which pushed mortgage interest rates higher and tempered the U.S. housing market’s recovery. The housing and labor markets improved enough though to convince U.S. monetary policymakers to finally announce a reduction in their monthly bond-buying program. However, low inflation and other signs that the economy has not fully recovered kept the reduction modest and persuaded the policymakers to reaffirm plans to keep short-term interest rates low for an extended period.

Looking ahead, there’s less uncertainty than a year ago about U.S. monetary policies, the U.S. fiscal picture, and global economic strength, but headwinds persist. Stocks should not be expected to duplicate 2013’s results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of December 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BIGRX	16.23%	35.72%(2)	16.58%	6.88%	10.33%	12/17/90
S&P 500 Index	—	16.31%	32.39%	17.93%	7.40%	10.06%	—
Institutional Class	AMGIX	16.34%	36.01%(2)	16.82%	7.10%	6.17%	1/28/98
A Class(3) No sales charge* With sales charge*	AMADX	16.08% 9.42%	35.38%(2) 27.61%	16.29% 14.92%	6.62% 5.99%	5.72% 5.33%	12/15/97
C Class No sales charge* With sales charge*	ACGCX	15.66% 14.66%	34.37%(2) 34.37%(2)	15.42% 15.42%	5.82% 5.82%	4.41% 4.41%	6/28/01
R Class	AICRX	15.94%	35.05%(2)	15.99%	6.35%	7.36%	8/29/03

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.68%	0.48%	0.93%	1.68%	1.18%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2013
Top Ten Holdings	% of net assets
Apple, Inc.	3.9%
Microsoft Corp.	2.5%
Johnson & Johnson	2.3%
JPMorgan Chase & Co.	2.1%
Pfizer, Inc.	2.0%
International Business Machines Corp.	1.9%
AT&T, Inc.	1.9%
Exxon Mobil Corp.	1.8%
Merck & Co., Inc.	1.6%
Verizon Communications, Inc.	1.6%

Top Five Industries	% of net assets
Pharmaceuticals	7.4%
Computers and Peripherals	6.5%
Oil, Gas and Consumable Fuels	6.3%
Insurance	5.4%
Aerospace and Defense	5.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Temporary Cash Investments	1.6%
Other Assets and Liabilities	(0.5)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(1) 7/1/13 – 12/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,162.30	$3.65	0.67%
Institutional Class	$1,000	$1,163.40	$2.56	0.47%
A Class	$1,000	$1,160.80	$5.01	0.92%
C Class	$1,000	$1,156.60	$9.08	1.67%
R Class	$1,000	$1,159.40	$6.37	1.17%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%
Institutional Class	$1,000	$1,022.84	$2.40	0.47%
A Class	$1,000	$1,020.57	$4.69	0.92%
C Class	$1,000	$1,016.79	$8.49	1.67%
R Class	$1,000	$1,019.31	$5.96	1.17%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 98.9%
AEROSPACE AND DEFENSE — 5.2%
Boeing Co. (The)	194,499	$ 26,547,168
General Dynamics Corp.	200,533	19,160,928
Honeywell International, Inc.	187,545	17,135,987
Lockheed Martin Corp.	137,024	20,369,988
Raytheon Co.	203,574	18,464,162
		101,678,233
AIR FREIGHT AND LOGISTICS — 0.4%
United Parcel Service, Inc., Class B	67,131	7,054,125
AUTO COMPONENTS — 0.4%
Gentex Corp.	249,868	8,243,145
BEVERAGES — 1.7%
Coca-Cola Co. (The)	99,096	4,093,656
PepsiCo, Inc.	354,143	29,372,620
		33,466,276
BIOTECHNOLOGY — 1.4%
Amgen, Inc.	233,272	26,630,332
CAPITAL MARKETS — 1.6%
Franklin Resources, Inc.	254,479	14,691,073
Invesco Ltd.	176,993	6,442,545
Janus Capital Group, Inc.	584,761	7,233,494
SEI Investments Co.	61,191	2,125,163
		30,492,275
CHEMICALS — 3.2%
Dow Chemical Co. (The)	523,260	23,232,744
E.I. du Pont de Nemours & Co.	379,433	24,651,762
Potash Corp. of Saskatchewan, Inc.	437,155	14,408,629
		62,293,135
COMMERCIAL BANKS — 0.6%
Wells Fargo & Co.	245,177	11,131,036
COMMERCIAL SERVICES AND SUPPLIES — 1.0%
Pitney Bowes, Inc.	770,991	17,964,090
Steelcase, Inc., Class A	72,265	1,146,123
		19,110,213
COMMUNICATIONS EQUIPMENT — 3.1%
Cisco Systems, Inc.	1,284,824	28,844,299
Harris Corp.	85,586	5,974,759
QUALCOMM, Inc.	349,669	25,962,923
		60,781,981
COMPUTERS AND PERIPHERALS — 6.5%
Apple, Inc.	134,242	75,324,529
Hewlett-Packard Co.	373,572	10,452,545
Lexmark International, Inc., Class A	414,795	14,733,518
Seagate Technology plc	340,365	19,114,898
Western Digital Corp.	96,545	8,100,125
		127,725,615
CONTAINERS AND PACKAGING — 2.0%
Avery Dennison Corp.	200,991	10,087,738
Packaging Corp. of America	225,949	14,298,053
Sonoco Products Co.	352,268	14,696,621
		39,082,412
DIVERSIFIED FINANCIAL SERVICES — 3.1%
Bank of America Corp.	284,746	4,433,495
Berkshire Hathaway, Inc., Class B(1)	91,179	10,810,182
Citigroup, Inc.	71,370	3,719,091
Interactive Brokers Group, Inc., Class A	53,876	1,311,342
JPMorgan Chase & Co.	703,880	41,162,902
		61,437,012
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.	1,042,531	36,655,390
BCE, Inc.	235,705	10,203,670
Verizon Communications, Inc.	629,403	30,928,863
		77,787,923
ELECTRIC UTILITIES — 1.7%
Edison International	352,166	16,305,286
Exelon Corp.	160,365	4,392,397
Pinnacle West Capital Corp.	246,093	13,023,242
		33,720,925
ELECTRICAL EQUIPMENT — 2.1%
Emerson Electric Co.	306,820	21,532,628
Rockwell Automation, Inc.	160,758	18,995,165
		40,527,793
ENERGY EQUIPMENT AND SERVICES — 0.5%
Ensco plc, Class A	178,944	10,232,018
Schlumberger Ltd.	4,273	385,040
		10,617,058
FOOD AND STAPLES RETAILING — 0.7%
Kroger Co. (The)	21,693	857,524
Sysco Corp.	269,508	9,729,239
Wal-Mart Stores, Inc.	5,538	435,785
Walgreen Co.	46,770	2,686,469
		13,709,017
FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.	431,561	18,729,748
General Mills, Inc.	165,786	8,274,379
		27,004,127
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.4%
Abbott Laboratories	560,079	21,467,828
Becton Dickinson and Co.	77,160	8,525,409

7

Shares	Value
Medtronic, Inc.	401,222	$ 23,026,131
ResMed, Inc.	248,690	11,708,325
St. Jude Medical, Inc.	285,198	17,668,016
Stryker Corp.	40,324	3,029,945
Thoratec Corp.(1)	28,489	1,042,697
		86,468,351
HEALTH CARE PROVIDERS AND SERVICES — 0.8%
Cardinal Health, Inc.	217,206	14,511,533
Owens & Minor, Inc.	25,332	926,138
		15,437,671
HOTELS, RESTAURANTS AND LEISURE — 0.1%
International Game Technology	117,119	2,126,881
HOUSEHOLD DURABLES — 1.3%
Garmin Ltd.	346,463	16,013,520
Leggett & Platt, Inc.	128,430	3,973,624
Newell Rubbermaid, Inc.	154,715	5,014,313
		25,001,457
HOUSEHOLD PRODUCTS — 1.8%
Clorox Co.	12,532	1,162,469
Energizer Holdings, Inc.	36,572	3,958,553
Kimberly-Clark Corp.	182,043	19,016,212
Procter & Gamble Co. (The)	142,354	11,589,039
		35,726,273
INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	186,482	26,154,100
General Electric Co.	685,151	19,204,783
		45,358,883
INSURANCE — 5.4%
Aflac, Inc.	308,822	20,629,310
Allstate Corp. (The)	67,566	3,685,050
American International Group, Inc.	449,673	22,955,807
MetLife, Inc.	409,328	22,070,966
Old Republic International Corp.	842,435	14,548,852
Protective Life Corp.	79,669	4,036,031
Sun Life Financial, Inc.	38,036	1,343,812
Travelers Cos., Inc. (The)	180,582	16,349,894
		105,619,722
INTERNET SOFTWARE AND SERVICES — 1.0%
Google, Inc., Class A(1)	16,854	18,888,446
IT SERVICES — 2.9%
Accenture plc, Class A	93,314	7,672,277
International Business Machines Corp.	199,940	37,502,746
Leidos Holdings, Inc.	128,568	5,977,126
Science Applications International Corp.	135,669	4,486,574
		55,638,723
LEISURE EQUIPMENT AND PRODUCTS — 1.8%
Hasbro, Inc.	332,457	18,288,460
Mattel, Inc.	351,161	16,708,240
		34,996,700
MACHINERY — 2.6%
Caterpillar, Inc.	241,926	21,969,300
Dover Corp.	178,127	17,196,381
Snap-On, Inc.	102,999	11,280,450
		50,446,131
MEDIA — 1.2%
Morningstar, Inc.	5,957	465,182
Regal Entertainment Group, Class A	359,265	6,987,704
Time Warner, Inc.	222,448	15,509,075
		22,961,961
MULTI-UTILITIES — 0.7%
CenterPoint Energy, Inc.	605,730	14,040,821
MULTILINE RETAIL — 1.0%
Target Corp.	306,290	19,378,968
OIL, GAS AND CONSUMABLE FUELS — 6.3%
Chevron Corp.	110,125	13,755,714
ConocoPhillips	348,557	24,625,552
Exxon Mobil Corp.	352,182	35,640,818
HollyFrontier Corp.	121,902	6,057,310
Marathon Petroleum Corp.	228,428	20,953,701
Phillips 66	285,231	21,999,867
		123,032,962
PAPER AND FOREST PRODUCTS — 0.4%
International Paper Co.	158,981	7,794,838
PHARMACEUTICALS — 7.4%
AbbVie, Inc.	181,511	9,585,596
Eli Lilly & Co.	396,311	20,211,861
Johnson & Johnson	486,761	44,582,440
Merck & Co., Inc.	640,893	32,076,695
Pfizer, Inc.	1,268,600	38,857,218
		145,313,810
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.4%
Digital Realty Trust, Inc.	303,412	14,903,598
Senior Housing Properties Trust	550,606	12,239,971
		27,143,569
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.3%
Analog Devices, Inc.	80,939	4,122,223
Broadcom Corp., Class A	251,906	7,469,013
Intel Corp.	1,165,343	30,252,304
Marvell Technology Group Ltd.	1,041,563	14,977,676

8

Shares	Value
Maxim Integrated Products, Inc.	230,542	$ 6,434,427
Texas Instruments, Inc.	455,307	19,992,531
		83,248,174
SOFTWARE — 4.6%
CA, Inc.	550,689	18,530,685
Microsoft Corp.	1,317,092	49,298,754
Oracle Corp.	422,726	16,173,497
Symantec Corp.	272,192	6,418,287
		90,421,223
SPECIALTY RETAIL — 3.2%
American Eagle Outfitters, Inc.	662,133	9,534,715
Best Buy Co., Inc.	147,890	5,897,853
GameStop Corp., Class A	319,201	15,723,841
Lowe’s Cos., Inc.	291,196	14,428,762
Staples, Inc.	1,111,270	17,658,081
		63,243,252
TOBACCO — 3.1%
Altria Group, Inc.	611,038	23,457,749
Lorillard, Inc.	346,224	17,546,632
Philip Morris International, Inc.	38,879	3,387,527
Reynolds American, Inc.	325,989	16,296,190
		60,688,098
TRADING COMPANIES AND DISTRIBUTORS — 0.3%
W.W. Grainger, Inc.	21,541	5,502,002
TOTAL COMMON STOCKS (Cost $1,403,575,156)		1,930,971,549
Temporary Cash Investments — 1.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $5,098,735), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $5,000,189)		5,000,189
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $6,121,411), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $6,000,226)		6,000,226
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $2,243,842), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $2,200,083)		2,200,083
SSgA U.S. Government Money Market Fund	17,580,446	17,580,446
TOTAL TEMPORARY CASH INVESTMENTS (Cost $30,780,944)		30,780,944
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $1,434,356,100)		1,961,752,493
OTHER ASSETS AND LIABILITIES — (0.5)%		(10,550,784)
TOTAL NET ASSETS — 100.0%		$1,951,201,709

Notes to Schedule of Investments

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,434,356,100)	$1,961,752,493
Receivable for investments sold	37,542,254
Receivable for capital shares sold	1,181,496
Dividends and interest receivable	2,777,540
2,003,253,783

Liabilities
Payable for investments purchased	48,163,412
Payable for capital shares redeemed	2,775,768
Accrued management fees	1,063,543
Distribution and service fees payable	49,351
52,052,074

Net Assets	$1,951,201,709

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,488,885,792
Distributions in excess of net investment income	(30,553)
Accumulated net realized loss	(65,050,002)
Net unrealized appreciation	527,396,472
$1,951,201,709

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,644,318,972	45,370,574	$36.24
Institutional Class, $0.01 Par Value	$82,815,852	2,283,299	$36.27
A Class, $0.01 Par Value	$218,138,212	6,024,501	$36.21*
C Class, $0.01 Par Value	$3,604,207	99,653	$36.17
R Class, $0.01 Par Value	$2,324,466	64,136	$36.24
* Maximum offering price $38.42 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $124,894)	$ 26,726,918
Interest	1,972
26,728,890

Expenses:
Management fees	5,965,202
Distribution and service fees:
A Class	258,926
C Class	14,103
R Class	5,536
Directors’ fees and expenses	54,022
Other expenses	120
6,297,909

Net investment income (loss)	20,430,981

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	133,270,865
Futures contract transactions	239,857
Foreign currency transactions	(2,501)
133,508,221

Change in net unrealized appreciation (depreciation) on:
Investments	116,323,082
Translation of assets and liabilities in foreign currencies	4,324
116,327,406

Net realized and unrealized gain (loss)	249,835,627

Net Increase (Decrease) in Net Assets Resulting from Operations	$270,266,608

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED) AND YEAR ENDED JUNE 30, 2013
Increase (Decrease) in Net Assets	December 31, 2013	June 30, 2013
Operations
Net investment income (loss)	$ 20,430,981	$ 37,930,692
Net realized gain (loss)	133,508,221	226,308,238
Change in net unrealized appreciation (depreciation)	116,327,406	62,872,038
Net increase (decrease) in net assets resulting from operations	270,266,608	327,110,968

Distributions to Shareholders
From net investment income:
Investor Class	(19,643,013)	(30,297,598)
Institutional Class	(1,046,958)	(2,073,548)
A Class	(2,363,514)	(3,500,707)
C Class	(22,192)	(18,979)
R Class	(22,179)	(26,746)
Decrease in net assets from distributions	(23,097,856)	(35,917,578)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	23,063,077	(133,196,359)

Net increase (decrease) in net assets	270,231,829	157,997,031

Net Assets
Beginning of period	1,680,969,880	1,522,972,849
End of period	$1,951,201,709	$1,680,969,880

Undistributed (distributions in excess of) net investment income	$(30,553)	$2,636,322

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2013 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth by investing in common stocks. Income is a secondary objective.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

13

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

14

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2013 was 0.67% for the Investor Class, A Class, C Class and R Class and 0.47% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that

15

the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2013 were $707,318,637 and $682,125,777, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2013		Year ended June 30, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	230,000,000		230,000,000
Sold	3,454,106	$ 118,515,211	3,881,646	$ 112,671,468
Issued in reinvestment of distributions	552,159	18,921,938	1,008,361	29,157,438
Redeemed	(3,532,382)	(119,134,788)	(9,680,455)	(276,089,844)
	473,883	18,302,361	(4,790,448)	(134,260,938)
Institutional Class/Shares Authorized	20,000,000		75,000,000
Sold	496,753	17,164,561	877,214	25,831,442
Issued in reinvestment of distributions	30,259	1,039,792	60,220	1,737,950
Redeemed	(399,954)	(13,501,170)	(2,498,610)	(71,948,164)
	127,058	4,703,183	(1,561,176)	(44,378,772)
A Class/Shares Authorized	75,000,000		75,000,000
Sold	494,060	16,564,235	3,177,243	89,779,424
Issued in reinvestment of distributions	68,435	2,340,440	119,774	3,465,169
Redeemed	(592,781)	(20,069,826)	(1,687,925)	(49,082,569)
	(30,286)	(1,165,151)	1,609,092	44,162,024
C Class/Shares Authorized	10,000,000		10,000,000
Sold	40,246	1,350,032	35,630	1,040,918
Issued in reinvestment of distributions	521	17,793	456	13,219
Redeemed	(3,494)	(118,004)	(17,573)	(514,886)
	37,273	1,249,821	18,513	539,251
R Class/Shares Authorized	10,000,000		10,000,000
Sold	7,876	264,535	49,094	1,368,318
Issued in reinvestment of distributions	539	18,416	756	22,119
Redeemed	(9,216)	(310,088)	(22,826)	(648,361)
	(801)	(27,137)	27,024	742,076
Net increase (decrease)	607,127	$ 23,063,077	(4,696,995)	$(133,196,359)

16

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,930,971,549	—	—
Temporary Cash Investments	17,580,446	$13,200,498	—
	$1,948,551,995	$13,200,498	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2013, the effect of equity price risk derivative instruments on the Statement of Operations was $239,857 in net realized gain (loss) on futures contract transactions.

17

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,437,968,315
Gross tax appreciation of investments	$532,424,451
Gross tax depreciation of investments	(8,640,273)
Net tax appreciation (depreciation) of investments	$523,784,178

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2013, the fund had accumulated short-term capital losses of $(195,161,493), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$31.58	0.39	4.71	5.10	(0.44)	$36.24	16.23%	0.67%(4)	2.28%(4)	38%	$1,644,319
2013	$26.29	0.68	5.27	5.95	(0.66)	$31.58	22.86%	0.68%	2.39%	74%	$1,417,796
2012	$25.54	0.43	0.76	1.19	(0.44)	$26.29	4.75%	0.68%	1.73%	53%	$1,306,254
2011	$19.88	0.36	5.64	6.00	(0.34)	$25.54	30.31%	0.69%	1.52%	42%	$1,351,936
2010	$18.03	0.33	1.85	2.18	(0.33)	$19.88	11.99%	0.70%	1.58%	45%	$1,227,234
2009	$25.32	0.44	(7.20)	(6.76)	(0.53)	$18.03	(26.76)%	0.70%	2.27%	49%	$1,281,418
Institutional Class
2013(3)	$31.61	0.42	4.72	5.14	(0.48)	$36.27	16.34%	0.47%(4)	2.48%(4)	38%	$82,816
2013	$26.31	0.74	5.27	6.01	(0.71)	$31.61	23.12%	0.48%	2.59%	74%	$68,152
2012	$25.56	0.48	0.76	1.24	(0.49)	$26.31	4.96%	0.48%	1.93%	53%	$97,809
2011	$19.89	0.40	5.66	6.06	(0.39)	$25.56	30.61%	0.49%	1.72%	42%	$128,468
2010	$18.04	0.38	1.85	2.23	(0.38)	$19.89	12.20%	0.50%	1.78%	45%	$197,196
2009	$25.35	0.48	(7.21)	(6.73)	(0.58)	$18.04	(26.63)%	0.50%	2.47%	49%	$268,346

19

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(3)	$31.55	0.35	4.70	5.05	(0.39)	$36.21	16.08%	0.92%(4)	2.03%(4)	38%	$218,138
2013	$26.26	0.63	5.24	5.87	(0.58)	$31.55	22.58%	0.93%	2.14%	74%	$191,007
2012	$25.52	0.37	0.74	1.11	(0.37)	$26.26	4.46%	0.93%	1.48%	53%	$116,762
2011	$19.86	0.30	5.64	5.94	(0.28)	$25.52	30.02%	0.94%	1.27%	42%	$128,920
2010	$18.01	0.28	1.85	2.13	(0.28)	$19.86	11.72%	0.95%	1.33%	45%	$125,981
2009	$25.28	0.40	(7.20)	(6.80)	(0.47)	$18.01	(26.95)%	0.95%	2.02%	49%	$182,331
C Class
2013(3)	$31.50	0.22	4.70	4.92	(0.25)	$36.17	15.66%	1.67%(4)	1.28%(4)	38%	$3,604
2013	$26.23	0.41	5.23	5.64	(0.37)	$31.50	21.63%	1.68%	1.39%	74%	$1,965
2012	$25.48	0.18	0.76	0.94	(0.19)	$26.23	3.73%	1.68%	0.73%	53%	$1,151
2011	$19.83	0.12	5.63	5.75	(0.10)	$25.48	29.04%	1.69%	0.52%	42%	$933
2010	$17.99	0.12	1.84	1.96	(0.12)	$19.83	10.85%	1.70%	0.58%	45%	$863
2009	$25.20	0.24	(7.17)	(6.93)	(0.28)	$17.99	(27.48)%	1.70%	1.27%	49%	$815
R Class
2013(3)	$31.57	0.30	4.71	5.01	(0.34)	$36.24	15.94%	1.17%(4)	1.78%(4)	38%	$2,324
2013	$26.28	0.57	5.23	5.80	(0.51)	$31.57	22.26%	1.18%	1.89%	74%	$2,050
2012	$25.54	0.31	0.74	1.05	(0.31)	$26.28	4.19%	1.18%	1.23%	53%	$997
2011	$19.87	0.24	5.65	5.89	(0.22)	$25.54	29.73%	1.19%	1.02%	42%	$506
2010	$18.03	0.23	1.84	2.07	(0.23)	$19.87	11.38%	1.20%	1.08%	45%	$279
2009	$25.29	0.36	(7.21)	(6.85)	(0.41)	$18.03	(27.13)%	1.20%	1.77%	49%	$176

20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81045 1402

SEMIANNUAL REPORT	DECEMBER 31, 2013

International Core Equity Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Stock Indices and Government Bond Yields Peaked at Year End

Stock indices and government bond yields mostly climbed during the six-month period. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks, low inflation, and investor optimism. These factors translated into outperformance by riskier assets—such as small-cap growth stocks and high-yield corporate bonds—and underperformance for more conservative/defensive stock and bond sectors. In this environment, the S&P 500 Index advanced 16.31%, reaching an all-time high, and the 10-year U.S. Treasury bond returned –3.09% as its yield climbed to 3.03%.

Stocks overcame—and U.S. Treasury bonds were temporarily bolstered by—volatility and uncertainty caused by the U.S. federal budget battle and temporary government shutdown. Other hurdles included the Treasury market’s “Taper Tantrum,” which pushed mortgage interest rates higher and tempered the U.S. housing market’s recovery. The housing and labor markets improved enough though to convince U.S. monetary policymakers to finally announce a reduction in their monthly bond-buying program. However, low inflation and other signs that the economy has not fully recovered kept the reduction modest and persuaded the policymakers to reaffirm plans to keep short-term interest rates low for an extended period.

Looking ahead, there’s less uncertainty than a year ago about U.S. monetary policies, the U.S. fiscal picture, and global economic strength, but headwinds persist. Stocks should not be expected to duplicate 2013’s results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of December 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACIMX	17.68%	24.40%	11.65%	1.62%	11/30/06
MSCI EAFE Index	—	17.94%	22.78%	12.43%	2.20%	—
Institutional Class	ACIUX	17.89%	24.62%	11.90%	1.83%	11/30/06
A Class No sales charge* With sales charge*	ACIQX	17.54% 10.82%	24.09% 16.93%	11.38% 10.07%	1.37% 0.53%	11/30/06
C Class No sales charge* With sales charge*	ACIKX	17.13% 16.13%	23.19% 23.19%	10.56% 10.56%	0.62% 0.62%	11/30/06
R Class	ACIRX	17.55%	23.78%	11.10%	1.13%	11/30/06

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.16%	0.96%	1.41%	2.16%	1.66%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2013
Top Ten Holdings	% of net assets
Roche Holding AG	2.6%
Royal Dutch Shell plc B Shares	2.4%
HSBC Holdings plc	2.3%
GlaxoSmithKline plc	2.2%
Nestle SA	1.8%
British American Tobacco plc	1.7%
AstraZeneca plc	1.6%
Zurich Financial Services AG	1.5%
Centrica plc	1.3%
Statoil ASA	1.3%

Investments by Country	% of net assets
United Kingdom	21.5%
Japan	19.8%
France	8.9%
Germany	8.8%
Switzerland	8.1%
Australia	5.6%
Hong Kong	3.9%
Sweden	3.3%
Italy	3.2%
Spain	2.7%
Denmark	2.1%
Netherlands	2.0%
Other Countries	8.3%
Exchange-Traded Funds	0.6%
Other Assets and Liabilities	1.2%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	98.2%
Exchange-Traded Funds	0.6%
Total Equity Exposure	98.8%
Other Assets and Liabilities	1.2%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(1) 7/1/13 - 12/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,176.80	$6.31	1.15%
Institutional Class	$1,000	$1,178.90	$5.22	0.95%
A Class	$1,000	$1,175.40	$7.68	1.40%
C Class	$1,000	$1,171.30	$11.77	2.15%
R Class	$1,000	$1,175.50	$9.05	1.65%
Hypothetical
Investor Class	$1,000	$1,019.41	$5.85	1.15%
Institutional Class	$1,000	$1,020.42	$4.84	0.95%
A Class	$1,000	$1,018.15	$7.12	1.40%
C Class	$1,000	$1,014.37	$10.92	2.15%
R Class	$1,000	$1,016.89	$8.39	1.65%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 98.2%
AUSTRALIA — 5.6%
Australia & New Zealand Banking Group Ltd.	3,607	$103,803
Bendigo and Adelaide Bank Ltd.	1,324	13,891
Commonwealth Bank of Australia	2,107	146,368
Insurance Australia Group Ltd.	18,312	95,161
National Australia Bank Ltd.	4,199	130,588
Regis Resources Ltd.	4,220	11,003
Seven Group Holdings Ltd.	16,748	120,083
Telstra Corp. Ltd.	34,670	162,523
Westpac Banking Corp.	4,133	119,494
		902,914
AUSTRIA — 1.1%
OMV AG	3,772	180,660
BELGIUM — 1.8%
Bekaert SA	4,631	163,859
Delhaize Group SA	1,264	75,120
KBC Groep NV	779	44,206
		283,185
DENMARK — 2.1%
AP Moeller - Maersk A/S B Shares	11	119,971
Tryg A/S	1,081	104,599
Vestas Wind Systems A/S(1)	3,717	111,382
		335,952
FINLAND — 0.8%
Nokia Oyj(1)	13,797	111,315
UPM-Kymmene Oyj	1,081	18,289
		129,604
FRANCE — 8.9%
BNP Paribas SA	1,318	102,716
Bouygues SA	4,875	183,893
Cie Generale des Etablissements Michelin Class B	1,841	195,648
Derichebourg SA(1)	7,969	26,497
Electricite de France	353	12,473
GDF Suez	5,019	118,035
Interparfums SA	3,969	171,176
Metropole Television SA	5,657	129,576
Plastic Omnium SA	2,457	68,616
Societe Generale SA	1,393	80,908
Suez Environnement Co.	10,264	183,915
Total SA	1,246	76,330
Vinci SA	920	60,397
Vivendi SA	770	20,291
		1,430,471
GERMANY — 8.8%
Allianz SE	888	159,284
BASF SE	1,164	124,123
Bayer AG	129	18,098
Continental AG	143	31,370
Deutsche Telekom AG	10,498	179,549
E.ON AG	2,915	53,719
Hannover Rueck SE	1,028	88,785
Heidelberger Druckmaschinen AG(1)	19,017	67,388
Merck KGaA	493	88,824
Metro AG	3,584	173,588
Muenchener Rueckversicherungs AG	249	54,878
ProSiebenSat.1 Media AG	3,892	193,073
Rheinmetall AG	715	44,120
Siemens AG	972	132,808
		1,409,607
HONG KONG — 3.9%
BOC Hong Kong Holdings Ltd.	50,500	161,836
FIH Mobile Ltd.(1)	108,000	58,079
Hang Seng Bank Ltd.	11,700	189,661
Link Real Estate Investment Trust (The)	6,500	31,518
SJM Holdings Ltd.	33,000	110,648
Wharf Holdings Ltd.	10,000	76,474
		628,216
IRELAND — 0.1%
Smurfit Kappa Group plc	630	15,479
ISRAEL — 0.6%
Teva Pharmaceutical Industries Ltd.	2,503	100,062
ITALY — 3.2%
Atlantia SpA	8,639	195,294
ENI SpA	7,287	176,197
Mediaset SpA(1)	25,363	122,505
Prysmian SpA	916	23,618
		517,614
JAPAN — 19.8%
Adastria Holdings Co. Ltd.	900	32,585
Aeon Co. Ltd.	3,800	51,534
Aisin Seiki Co. Ltd.	800	32,554

7

Shares	Value
Asahi Kasei Corp.	22,000	$172,433
Astellas Pharma, Inc.	300	17,776
Bridgestone Corp.	3,200	121,313
Central Japan Railway Co.	900	106,151
Dai Nippon Printing Co. Ltd.	17,000	180,649
Daito Trust Construction Co. Ltd.	400	37,395
Denso Corp.	1,100	58,160
Fuji Heavy Industries Ltd.	6,300	180,973
Hino Motors Ltd.	7,000	110,321
Hitachi Metals Ltd.	5,000	70,741
Ito En Ltd.	900	18,834
Japan Airlines Co. Ltd.	3,400	167,747
JGC Corp.	2,000	78,555
KDDI Corp.	2,100	129,517
Konica Minolta Holdings, Inc.	6,000	60,147
Lawson, Inc.	1,100	82,337
Mitsubishi Motors Corp.(1)	7,500	80,961
Nippon Telegraph & Telephone Corp.	3,500	188,392
Nomura Research Institute Ltd.	2,400	75,686
NTT Data Corp.	4,200	155,420
NTT DoCoMo, Inc.	3,100	50,933
Panasonic Corp.	16,100	187,684
Seiko Epson Corp.	5,300	142,616
Seven & I Holdings Co. Ltd.	1,600	63,720
Shin-Etsu Chemical Co. Ltd.	2,100	122,794
Shiseido Co. Ltd.	7,000	112,721
Showa Shell Sekiyu KK	6,700	68,118
Sony Corp.	100	1,727
Sumitomo Mitsui Financial Group, Inc.	1,000	51,642
Sumitomo Mitsui Trust Holdings, Inc.	4,000	21,132
Suntory Beverage & Food Ltd.	600	19,130
Taiheiyo Cement Corp.	6,000	23,064
Toyota Motor Corp.	1,400	85,193
Trend Micro, Inc.(1)	400	14,019
		3,174,674
NETHERLANDS — 2.0%
ING Groep NV CVA(1)	9,248	128,497
Koninklijke Ahold NV	9,056	162,581
Randstad Holding NV	506	32,821
		323,899
NEW ZEALAND — 0.7%
Telecom Corp. of New Zealand Ltd.	56,807	107,685
NORWAY — 1.8%
Statoil ASA	8,372	203,355
TGS Nopec Geophysical Co. ASA	3,466	92,320
		295,675
PORTUGAL — 0.8%
EDP - Energias de Portugal SA	36,123	132,684
SINGAPORE — 0.6%
Oversea-Chinese Banking Corp. Ltd.	4,000	32,331
Singapore Post Ltd.	26,000	27,299
StarHub Ltd.	3,000	10,199
United Overseas Bank Ltd.	2,000	33,662
		103,491
SPAIN — 2.7%
Acerinox SA	1,676	21,320
Banco Bilbao Vizcaya Argentaria SA	5,655	69,612
Banco Santander SA	19,272	172,490
Gamesa Corp. Tecnologica SA(1)	8,522	88,866
Gas Natural SDG SA	1,148	29,525
Mapfre SA	12,524	53,635
		435,448
SWEDEN — 3.3%
Atlas Copco AB A Shares	2,577	71,873
Axfood AB	320	16,058
Hennes & Mauritz AB B Shares	989	45,702
Industrivarden AB C Shares	2,470	47,096
Intrum Justitia AB	1,768	49,636
Investor AB B Shares	2,539	87,608
Nordea Bank AB	2,640	35,748
Telefonaktiebolaget LM Ericsson B Shares	13,956	170,901
		524,622
SWITZERLAND — 8.1%
Actelion Ltd.	97	8,223
Basilea Pharmaceutica	572	67,759
Helvetia Holding AG	36	18,067
Nestle SA	3,913	287,245
Novartis AG	1,349	107,961
Roche Holding AG	1,464	410,384
Swiss Reinsurance Co.	1,807	167,029
Zurich Financial Services AG	820	238,454
		1,305,122

8

Shares	Value
UNITED KINGDOM — 21.5%
Antofagasta plc	9,463	$129,123
AstraZeneca plc	4,290	253,933
Berendsen plc	7,363	114,185
BP plc	3,148	25,442
British American Tobacco plc	5,169	277,160
British Sky Broadcasting Group plc	10,062	140,629
Britvic plc	2,705	31,019
BT Group plc	28,317	177,907
Centrica plc	35,816	206,219
Dixons Retail plc(1)	91,944	73,859
GlaxoSmithKline plc	13,175	351,583
Homeserve plc	2,984	13,604
HSBC Holdings plc	34,346	376,742
Lloyds Banking Group plc(1)	88,552	115,668
Marks & Spencer Group plc	20,268	145,193
Mondi plc	10,750	186,203
Reckitt Benckiser Group plc	396	31,430
Royal Dutch Shell plc B Shares	10,161	383,635
St. James’s Place plc	14,440	174,079
Standard Chartered plc	3,351	75,468
Vedanta Resources plc	5,925	91,590
Vodafone Group plc	19,531	76,651
		3,451,322
TOTAL COMMON STOCKS (Cost $13,977,114)		15,788,386
Exchange-Traded Funds — 0.6%
iShares MSCI Japan Index Fund (Cost $93,416)	7,784	$94,420
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $14,070,530)		15,882,806
OTHER ASSETS AND LIABILITIES — 1.2%		190,228
TOTAL NET ASSETS — 100.0%		$16,073,034

Market Sector Diversification
(as a % of net assets)
Financials	22.4%
Industrials	14.3%
Consumer Discretionary	12.9%
Consumer Staples	9.8%
Health Care	8.9%
Energy	7.4%
Telecommunication Services	6.8%
Materials	6.1%
Information Technology	5.0%
Utilities	4.6%
Exchange-Traded Funds	0.6%
Other Assets and Liabilities	1.2%

Notes to Schedule of Investments

CVA = Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $14,070,530)	$15,882,806
Foreign currency holdings, at value (cost of $6,507)	6,555
Receivable for investments sold	369,784
Receivable for capital shares sold	45,814
Dividends and interest receivable	25,205
16,330,164

Liabilities
Disbursements in excess of demand deposit cash	28,638
Payable for capital shares redeemed	209,524
Accrued management fees	15,921
Distribution and service fees payable	3,047
257,130

Net Assets	$16,073,034

Net Assets Consist of:
Capital (par value and paid-in surplus)	$17,049,593
Distributions in excess of net investment income	(7,961)
Accumulated net realized loss	(2,781,372)
Net unrealized appreciation	1,812,774
$16,073,034

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$6,678,060	739,244	$9.03
Institutional Class, $0.01 Par Value	$635,400	70,309	$9.04
A Class, $0.01 Par Value	$6,156,649	681,461	$9.03*
C Class, $0.01 Par Value	$1,162,462	128,865	$9.02
R Class, $0.01 Par Value	$1,440,463	159,589	$9.03

* Maximum offering price $9.58 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $6,784)	$133,718
Interest	16
133,734

Expenses:
Management fees	69,887
Distribution and service fees:
A Class	5,455
C Class	5,413
R Class	2,986
Directors’ fees and expenses	327
84,068

Net investment income (loss)	49,666

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	476,911
Foreign currency transactions	1,546
478,457

Change in net unrealized appreciation (depreciation) on:
Investments	1,184,202
Translation of assets and liabilities in foreign currencies	1,814
1,186,016

Net realized and unrealized gain (loss)	1,664,473

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,714,139

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED) AND YEAR ENDED JUNE 30, 2013
Increase (Decrease) in Net Assets	December 31, 2013	June 30, 2013
Operations
Net investment income (loss)	$49,666	$174,437
Net realized gain (loss)	478,457	465,632
Change in net unrealized appreciation (depreciation)	1,186,016	502,165
Net increase (decrease) in net assets resulting from operations	1,714,139	1,142,234

Distributions to Shareholders
From net investment income:
Investor Class	(77,129)	(67,431)
Institutional Class	(8,863)	(16,249)
A Class	(77,654)	(65,085)
C Class	(2,727)	(18,335)
R Class	(10,425)	(24,988)
Decrease in net assets from distributions	(176,798)	(192,088)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	6,704,165	1,205,213

Redemption Fees
Increase in net assets from redemption fees	2,102	257

Net increase (decrease) in net assets	8,243,608	2,155,616

Net Assets
Beginning of period	7,829,426	5,673,810
End of period	$16,073,034	$7,829,426

Undistributed (distributions in excess of) net investment income	$(7,961)	$119,171

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2013 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Core Equity Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its

13

determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

14

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.8180% to 1.0000%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2013 was 1.15% for the Investor Class, A Class, C Class and R Class and 0.95% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that

15

the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 25% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2013 were $14,254,690 and $7,771,526, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2013		Year ended June 30, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	10,000,000		50,000,000
Sold	394,926	$3,378,119	202,052	$1,541,413
Issued in reinvestment of distributions	8,579	75,069	9,208	66,666
Redeemed	(80,429)	(689,358)	(82,972)	(619,598)
	323,076	2,763,830	128,288	988,481
Institutional Class/Shares Authorized	10,000,000		50,000,000
Sold	4,525	40,000	—	—
Issued in reinvestment of distributions	1,013	8,863	2,244	16,249
Redeemed	—	—	(258)	(1,918)
	5,538	48,863	1,986	14,331
A Class/Shares Authorized	10,000,000		10,000,000
Sold	753,238	6,632,965	53,752	405,391
Issued in reinvestment of distributions	8,866	77,574	7,572	54,819
Redeemed	(359,369)	(3,161,456)	(60,072)	(447,241)
	402,735	3,549,083	1,252	12,969
C Class/Shares Authorized	10,000,000		10,000,000
Sold	6,471	56,515	20,494	163,261
Issued in reinvestment of distributions	312	2,727	2,528	18,282
Redeemed	(4,067)	(34,605)	(2,404)	(19,042)
	2,716	24,637	20,618	162,501
R Class/Shares Authorized	10,000,000		10,000,000
Sold	35,810	315,704	300	2,325
Issued in reinvestment of distributions	1,193	10,425	3,456	24,988
Redeemed	(940)	(8,377)	(55)	(382)
	36,063	317,752	3,701	26,931
Net increase (decrease)	770,128	$6,704,165	155,845	$1,205,213

16

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	—	$15,788,386	—
Exchange-Traded Funds	$94,420	—	—
	$94,420	$15,788,386	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

17

 As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$14,111,171
Gross tax appreciation of investments	$1,868,902
Gross tax depreciation of investments	(97,267)
Net tax appreciation (depreciation) of investments	$1,771,635

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2013, the fund had accumulated short-term capital losses of $(3,226,354), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2017	2018	Unlimited
$(816,093)	$(1,979,923)	$(430,338)

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$7.77	0.05	1.32	1.37	(0.11)	$9.03	17.68%	1.15%(4)	1.02%(4)	65%	$6,678
2013	$6.66	0.22	1.13	1.35	(0.24)	$7.77	20.60%	1.16%	2.85%	101%	$3,233
2012	$8.08	0.15	(1.43)	(1.28)	(0.14)	$6.66	(15.68)%	1.18%	2.42%	113%	$1,917
2011	$5.95	0.20	2.05	2.25	(0.12)	$8.08	38.09%	1.18%	2.53%	77%	$2,755
2010	$5.80	0.10	0.19	0.29	(0.14)	$5.95	4.68%	1.18%	1.55%	83%	$1,490
2009	$9.72	0.20	(3.87)	(3.67)	(0.25)	$5.80	(37.81)%	1.17%	3.09%	131%	$1,704
Institutional Class
2013(3)	$7.78	0.06	1.33	1.39	(0.13)	$9.04	17.89%	0.95%(4)	1.22%(4)	65%	$635
2013	$6.67	0.22	1.15	1.37	(0.26)	$7.78	20.81%	0.96%	3.05%	101%	$504
2012	$8.10	0.18	(1.45)	(1.27)	(0.16)	$6.67	(15.59)%	0.98%	2.62%	113%	$419
2011	$5.96	0.21	2.07	2.28	(0.14)	$8.10	38.47%	0.98%	2.73%	77%	$1,116
2010	$5.81	0.11	0.19	0.30	(0.15)	$5.96	4.88%	0.98%	1.75%	83%	$653
2009	$9.73	0.20	(3.86)	(3.66)	(0.26)	$5.81	(37.65)%	0.97%	3.29%	131%	$862

19

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(3)	$7.76	0.02	1.34	1.36	(0.09)	$9.03	17.54%	1.40%(4)	0.77%(4)	65%	$6,157
2013	$6.65	0.19	1.15	1.34	(0.23)	$7.76	20.34%	1.41%	2.60%	101%	$2,162
2012	$8.07	0.18	(1.47)	(1.29)	(0.13)	$6.65	(15.92)%	1.43%	2.17%	113%	$1,845
2011	$5.94	0.16	2.08	2.24	(0.11)	$8.07	37.80%	1.43%	2.28%	77%	$1,019
2010	$5.79	0.09	0.18	0.27	(0.12)	$5.94	4.42%	1.43%	1.30%	83%	$730
2009	$9.71	0.17	(3.86)	(3.69)	(0.23)	$5.79	(38.00)%	1.42%	2.84%	131%	$903
C Class
2013(3)	$7.72	0.01	1.31	1.32	(0.02)	$9.02	17.13%	2.15%(4)	0.02%(4)	65%	$1,162
2013	$6.62	0.14	1.13	1.27	(0.17)	$7.72	19.40%	2.16%	1.85%	101%	$974
2012	$8.04	0.11	(1.45)	(1.34)	(0.08)	$6.62	(16.62)%	2.18%	1.42%	113%	$698
2011	$5.92	0.11	2.06	2.17	(0.05)	$8.04	36.72%	2.18%	1.53%	77%	$956
2010	$5.77	0.04	0.18	0.22	(0.07)	$5.92	3.64%	2.18%	0.55%	83%	$631
2009	$9.66	0.13	(3.83)	(3.70)	(0.19)	$5.77	(38.34)%	2.17%	2.09%	131%	$742
R Class
2013(3)	$7.74	0.03	1.33	1.36	(0.07)	$9.03	17.55%	1.65%(4)	0.52%(4)	65%	$1,440
2013	$6.64	0.17	1.14	1.31	(0.21)	$7.74	19.93%	1.66%	2.35%	101%	$956
2012	$8.06	0.14	(1.45)	(1.31)	(0.11)	$6.64	(16.15)%	1.68%	1.92%	113%	$795
2011	$5.93	0.15	2.07	2.22	(0.09)	$8.06	37.52%	1.68%	2.03%	77%	$988
2010	$5.78	0.08	0.17	0.25	(0.10)	$5.93	4.16%	1.68%	1.05%	83%	$682
2009	$9.69	0.16	(3.85)	(3.69)	(0.22)	$5.78	(38.13)%	1.67%	2.59%	131%	$652

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

22

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81039 1402

SEMIANNUAL REPORT	DECEMBER 31, 2013

NT Core Equity Plus Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Statement of Cash Flows	16
Notes to Financial Statements	17
Financial Highlights	22
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

         Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Stock Indices and Government Bond Yields Peaked at Year End

Stock indices and government bond yields mostly climbed during the six-month period. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks, low inflation, and investor optimism. These factors translated into outperformance by riskier assets—such as small-cap growth stocks and high-yield corporate bonds—and underperformance for more conservative/defensive stock and bond sectors. In this environment, the S&P 500 Index advanced 16.31%, reaching an all-time high, and the 10-year U.S. Treasury bond returned –3.09% as its yield climbed to 3.03%.

Stocks overcame—and U.S. Treasury bonds were temporarily bolstered by—volatility and uncertainty caused by the U.S. federal budget battle and temporary government shutdown. Other hurdles included the Treasury market’s “Taper Tantrum,” which pushed mortgage interest rates higher and tempered the U.S. housing market’s recovery. The housing and labor markets improved enough though to convince U.S. monetary policymakers to finally announce a reduction in their monthly bond-buying program. However, low inflation and other signs that the economy has not fully recovered kept the reduction modest and persuaded the policymakers to reaffirm plans to keep short-term interest rates low for an extended period.

Looking ahead, there’s less uncertainty than a year ago about U.S. monetary policies, the U.S. fiscal picture, and global economic strength, but headwinds persist. Stocks should not be expected to duplicate 2013’s results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of December 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Institutional Class	ACNKX	18.34%	35.63%(2)	24.86%	12/1/11
S&P 500 Index	—	16.31%	32.39%	23.56%	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Total Annual Fund Operating Expenses
Institutional Class 1.66%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. In addition, its investment approach may involve higher price volatility, short sales risk, leverage risk and overweighting risk.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2013
Top Ten Long Holdings	% of net assets
Apple, Inc.	3.76%
Google, Inc., Class A	2.69%
Microsoft Corp.	2.46%
Johnson & Johnson	2.28%
Pfizer, Inc.	1.97%
Exxon Mobil Corp.	1.85%
Citigroup, Inc.	1.69%
Merck & Co., Inc.	1.62%
Oracle Corp.	1.60%
QUALCOMM, Inc.	1.50%

Top Five Short Holdings	% of net assets
Conn's, Inc.	(0.96)%
Loral Space & Communications, Inc.	(0.87)%
DigitalGlobe, Inc.	(0.87)%
Stratasys Ltd.	(0.85)%
Franklin Electric Co., Inc.	(0.81)%

Types of Investments in Portfolio	% of net assets
Common Stocks	128.5%
Common Stocks Sold Short	(30.0)%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	0.6%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(1) 7/1/13 - 12/31/13	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,183.40	$9.03	1.64%
Hypothetical
Institutional Class	$1,000	$1,016.94	$8.34	1.64%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 128.5%
AEROSPACE AND DEFENSE — 6.5%
Alliant Techsystems, Inc.	14,813	$1,802,446
Boeing Co. (The)(1)	33,224	4,534,744
Esterline Technologies Corp.(2)	15,534	1,583,846
General Dynamics Corp.(1)	32,058	3,063,142
Honeywell International, Inc.(1)	38,475	3,515,461
L-3 Communications Holdings, Inc.	2,683	286,705
Northrop Grumman Corp.(1)	26,603	3,048,970
Raytheon Co.(1)	35,521	3,221,755
Rockwell Collins, Inc.	11,899	879,574
		21,936,643
AIRLINES — 0.9%
Delta Air Lines, Inc.	75,636	2,077,721
Southwest Airlines Co.	56,606	1,066,457
		3,144,178
AUTO COMPONENTS — 1.7%
Gentex Corp.(1)	92,584	3,054,346
Johnson Controls, Inc.	50,965	2,614,505
		5,668,851
BEVERAGES — 0.4%
Coca-Cola Co. (The)(1)	17,429	719,992
PepsiCo, Inc.(1)	8,942	741,649
		1,461,641
BIOTECHNOLOGY — 2.7%
Amgen, Inc.(1)	22,690	2,590,290
Biogen Idec, Inc.(1)(2)	3,860	1,079,835
Celgene Corp.(1)(2)	13,133	2,218,952
Gilead Sciences, Inc.(1)(2)	19,983	1,501,722
Myriad Genetics, Inc.(2)	34,709	728,195
United Therapeutics Corp.(1)(2)	9,707	1,097,668
		9,216,662
CAPITAL MARKETS — 2.2%
Evercore Partners, Inc., Class A	3,965	237,028
Financial Engines, Inc.	16,229	1,127,591
Franklin Resources, Inc.	42,446	2,450,407
Goldman Sachs Group, Inc. (The)(1)	9,161	1,623,879
SEI Investments Co.(1)	54,017	1,876,010
		7,314,915
CHEMICALS — 5.6%
Ashland, Inc.	8,001	776,417
Dow Chemical Co. (The)(1)	85,969	3,817,023
Eastman Chemical Co.	24,371	1,966,740
LyondellBasell Industries NV, Class A(1)	31,818	2,554,349
Olin Corp.	36,119	1,042,033
Potash Corp. of Saskatchewan, Inc.(1)	72,960	2,404,762
PPG Industries, Inc.	17,939	3,402,311
Sigma-Aldrich Corp.(1)	30,857	2,900,866
		18,864,501
COMMERCIAL BANKS — 0.5%
Wells Fargo & Co.(1)	40,435	1,835,749
COMMERCIAL SERVICES AND SUPPLIES — 1.5%
Deluxe Corp.(1)	42,160	2,200,331
RR Donnelley & Sons Co.(1)	148,808	3,017,826
		5,218,157
COMMUNICATIONS EQUIPMENT — 3.7%
Brocade Communications Systems, Inc.(1)(2)	285,150	2,529,281
Cisco Systems, Inc.(1)	222,811	5,002,107
QUALCOMM, Inc.(1)	68,585	5,092,436
		12,623,824
COMPUTERS AND PERIPHERALS — 6.2%
Apple, Inc.(1)	22,775	12,779,280
EMC Corp.(1)	145,195	3,651,654
Hewlett-Packard Co.(1)	114,176	3,194,645
NetApp, Inc.	7,571	311,471
Seagate Technology plc(1)	7,421	416,763
Western Digital Corp.	7,145	599,466
		20,953,279
CONSTRUCTION AND ENGINEERING — 0.7%
AECOM Technology Corp.(1)(2)	83,342	2,452,755
CONSUMER FINANCE — 1.8%
Cash America International, Inc.(1)	69,548	2,663,688
Credit Acceptance Corp.(2)	11,104	1,443,409
Portfolio Recovery Associates, Inc.(2)	34,402	1,817,802
		5,924,899
CONTAINERS AND PACKAGING — 3.3%
Avery Dennison Corp.	16,240	815,086
Owens-Illinois, Inc.(1)(2)	49,529	1,772,148
Packaging Corp. of America(1)	42,493	2,688,957
Sealed Air Corp.	72,177	2,457,627
Silgan Holdings, Inc.(1)	34,730	1,667,734
Sonoco Products Co.(1)	45,621	1,903,308
		11,304,860

7

Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Education Group, Inc., Class A(2)	10,138	$276,970
DIVERSIFIED FINANCIAL SERVICES — 3.8%
Bank of America Corp.(1)	30,772	479,120
Berkshire Hathaway, Inc., Class B(1)(2)	15,189	1,800,808
Citigroup, Inc.(1)	110,193	5,742,157
JPMorgan Chase & Co.(1)	30,300	1,771,944
Moody’s Corp.	23,969	1,880,848
MSCI, Inc., Class A(1)(2)	28,860	1,261,759
		12,936,636
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.(1)	46,393	1,631,178
Verizon Communications, Inc.(1)	65,372	3,212,380
		4,843,558
ELECTRIC UTILITIES — 0.9%
Edison International(1)	60,080	2,781,704
Pinnacle West Capital Corp.	7,763	410,818
		3,192,522
ELECTRICAL EQUIPMENT — 2.6%
Emerson Electric Co.(1)	51,667	3,625,990
EnerSys(1)	27,872	1,953,548
Rockwell Automation, Inc.(1)	27,217	3,215,961
		8,795,499
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.8%
Itron, Inc.(1)(2)	22,335	925,339
TE Connectivity Ltd.	29,530	1,627,398
		2,552,737
ENERGY EQUIPMENT AND SERVICES — 3.2%
Baker Hughes, Inc.	54,037	2,986,085
Helmerich & Payne, Inc.(1)	12,218	1,027,290
Nabors Industries Ltd.(1)	152,097	2,584,128
RPC, Inc.(1)	165,739	2,958,441
Schlumberger Ltd.	16,094	1,450,230
		11,006,174
FOOD AND STAPLES RETAILING — 2.5%
CVS Caremark Corp.(1)	8,140	582,580
Kroger Co. (The)	17,015	672,603
Rite Aid Corp.(1)(2)	522,895	2,645,848
Safeway, Inc.(1)	47,535	1,548,215
Wal-Mart Stores, Inc.(1)	397	31,240
Walgreen Co.	54,484	3,129,561
		8,610,047
FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.(1)	76,883	3,336,722
Green Mountain Coffee Roasters, Inc.(2)	11,697	884,059
Pilgrim’s Pride Corp.(2)	53,218	864,793
Tyson Foods, Inc., Class A(1)	89,970	3,010,396
		8,095,970
GAS UTILITIES — 0.3%
UGI Corp.(1)	28,220	1,170,001
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.5%
Abbott Laboratories(1)	93,458	3,582,245
Align Technology, Inc.(2)	13,803	788,841
Becton Dickinson and Co.	7,383	815,748
Boston Scientific Corp.(1)(2)	180,218	2,166,220
Medtronic, Inc.(1)	63,240	3,629,344
St. Jude Medical, Inc.(1)	46,978	2,910,287
Stryker Corp.(1)	18,292	1,374,461
		15,267,146
HEALTH CARE PROVIDERS AND SERVICES — 0.5%
Express Scripts Holding Co.(2)	25,800	1,812,192
HOTELS, RESTAURANTS AND LEISURE — 2.3%
Bally Technologies, Inc.(1)(2)	39,973	3,135,882
Cracker Barrel Old Country Store, Inc.	20,246	2,228,477
International Game Technology(1)	126,613	2,299,292
		7,663,651
HOUSEHOLD DURABLES — 2.1%
Newell Rubbermaid, Inc.(1)	88,594	2,871,331
PulteGroup, Inc.	87,759	1,787,651
Whirlpool Corp.	16,024	2,513,525
		7,172,507
HOUSEHOLD PRODUCTS — 2.2%
Energizer Holdings, Inc.(1)	23,546	2,548,619
Kimberly-Clark Corp.(1)	30,583	3,194,700
Procter & Gamble Co. (The)(1)	21,806	1,775,227
		7,518,546
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.8%
AES Corp. (The)(1)	188,313	2,732,422
INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.(1)	6,403	898,021
Danaher Corp.(1)	45,363	3,502,023
General Electric Co.(1)	89,922	2,520,514
		6,920,558

8

Shares	Value
INSURANCE — 6.1%
Aflac, Inc.(1)	50,133	$3,348,884
American International Group, Inc.(1)	79,058	4,035,911
Amtrust Financial Services, Inc.(1)	59,681	1,950,972
Aspen Insurance Holdings Ltd.	28,809	1,190,100
First American Financial Corp.(1)	70,985	2,001,777
MetLife, Inc.(1)	38,328	2,066,646
Old Republic International Corp.(1)	80,314	1,387,023
RenaissanceRe Holdings Ltd.	20,584	2,003,647
Torchmark Corp.	15,572	1,216,952
Travelers Cos., Inc. (The)	7,286	659,674
XL Group plc	28,742	915,145
		20,776,731
INTERNET AND CATALOG RETAIL — 2.0%
Expedia, Inc.(1)	30,851	2,149,081
HomeAway, Inc.(1)(2)	79,763	3,260,711
HSN, Inc.	20,413	1,271,730
		6,681,522
INTERNET SOFTWARE AND SERVICES — 2.7%
Google, Inc., Class A(1)(2)	8,153	9,137,149
IT SERVICES — 2.2%
Accenture plc, Class A(1)	24,074	1,979,365
Amdocs Ltd.	5,326	219,644
International Business Machines Corp.(1)	26,240	4,921,837
Science Applications International Corp.	7,961	263,270
		7,384,116
LEISURE EQUIPMENT AND PRODUCTS — 1.6%
Hasbro, Inc.(1)	52,451	2,885,329
Mattel, Inc.(1)	52,720	2,508,418
		5,393,747
MACHINERY — 4.2%
Actuant Corp., Class A(1)	51,206	1,876,188
AGCO Corp.	28,169	1,667,323
Crane Co.(1)	39,011	2,623,490
Dover Corp.	28,029	2,705,920
Manitowoc Co., Inc. (The)	10,002	233,246
Oshkosh Corp.	13,460	678,115
Snap-On, Inc.(1)	23,801	2,606,685
Toro Co. (The)	10,399	661,376
WABCO Holdings, Inc.(1)(2)	12,153	1,135,212
		14,187,555
MARINE — 0.6%
Matson, Inc.	82,116	2,144,049
MEDIA — 2.0%
Comcast Corp., Class A(1)	4,654	241,845
John Wiley & Sons, Inc., Class A	3,101	171,175
Regal Entertainment Group, Class A(1)	116,609	2,268,045
Starz - Liberty Capital(2)	5,804	169,709
Time Warner, Inc.(1)	54,914	3,828,604
Viacom, Inc., Class B	1,820	158,959
		6,838,337
MULTI-UTILITIES — 0.1%
CenterPoint Energy, Inc.(1)	9,039	209,524
MULTILINE RETAIL — 1.7%
Dillard’s, Inc., Class A(1)	28,590	2,779,234
Target Corp.(1)	48,303	3,056,131
		5,835,365
OIL, GAS AND CONSUMABLE FUELS — 7.1%
Anadarko Petroleum Corp.	5,985	474,730
Chesapeake Energy Corp.	27,157	737,041
Chevron Corp.(1)	19,096	2,385,281
ConocoPhillips(1)	18,739	1,323,910
Exxon Mobil Corp.(1)	62,066	6,281,079
Gran Tierra Energy, Inc.(1)(2)	352,934	2,579,948
Marathon Petroleum Corp.(1)	41,355	3,793,494
Phillips 66(1)	45,799	3,532,477
Ultra Petroleum Corp.(2)	44,663	966,954
Western Refining, Inc.(1)	44,824	1,900,986
		23,975,900
PERSONAL PRODUCTS — 0.7%
Avon Products, Inc.(1)	123,474	2,126,222
Herbalife Ltd.	2,570	202,259
		2,328,481
PHARMACEUTICALS — 8.3%
AbbVie, Inc.(1)	34,073	1,799,395
Allergan, Inc.(1)	26,922	2,990,496
Eli Lilly & Co.(1)	68,647	3,500,997
Johnson & Johnson(1)	84,447	7,734,501
Merck & Co., Inc.(1)	109,920	5,501,496
Pfizer, Inc.(1)	217,846	6,672,623
		28,199,508
PROFESSIONAL SERVICES — 1.3%
FTI Consulting, Inc.(2)	47,796	1,966,327
Manpowergroup, Inc.(1)	29,986	2,574,598
		4,540,925

9

Shares	Value
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)(2)	68,046	$1,789,610
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
Broadcom Corp., Class A(1)	99,240	2,942,466
First Solar, Inc.(2)	20,385	1,113,836
Intel Corp.(1)	121,403	3,151,622
KLA-Tencor Corp.(1)	27,377	1,764,721
NVIDIA Corp.(1)	78,542	1,258,243
		10,230,888
SOFTWARE — 6.1%
Activision Blizzard, Inc.(1)	116,198	2,071,811
CA, Inc.	7,416	249,549
Mentor Graphics Corp.(1)	92,447	2,225,199
Microsoft Corp.(1)	223,503	8,365,717
Oracle Corp.(1)	142,208	5,440,878
Symantec Corp.(1)	96,516	2,275,847
		20,629,001
SPECIALTY RETAIL — 5.6%
Best Buy Co., Inc.(1)	33,468	1,334,704
Buckle, Inc. (The)(1)	30,655	1,611,227
GameStop Corp., Class A(1)	54,773	2,698,118
Gap, Inc. (The)(1)	8,922	348,672
Guess?, Inc.	38,417	1,193,616
Home Depot, Inc. (The)(1)	57,556	4,739,161
Lowe’s Cos., Inc.(1)	72,933	3,613,830
PetSmart, Inc.(1)	15,037	1,093,942
Staples, Inc.(1)	146,414	2,326,518
		18,959,788
TEXTILES, APPAREL AND LUXURY GOODS — 1.2%
Hanesbrands, Inc.(1)	46,683	3,280,415
Iconix Brand Group, Inc.(1)(2)	19,972	792,888
		4,073,303
THRIFTS AND MORTGAGE FINANCE — 0.8%
Ocwen Financial Corp.(1)(2)	45,940	2,547,373
TRADING COMPANIES AND DISTRIBUTORS — 0.6%
MRC Global, Inc.(1)(2)	67,774	2,186,389
TOTAL COMMON STOCKS(Cost $346,414,868)		436,537,311
Temporary Cash Investments — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $495,363), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $485,789)		485,789
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $594,720), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $582,946)		582,946
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $217,998), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $213,747)		213,747
SSgA U.S. Government Money Market Fund	1,708,085	1,708,085
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,990,567)		2,990,567
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.4% (Cost $349,405,435)		439,527,878
Common Stocks Sold Short — (30.0)%
AEROSPACE AND DEFENSE — (1.3)%
DigitalGlobe, Inc.	(71,469)	(2,940,950)
TransDigm Group, Inc.	(9,260)	(1,491,045)
		(4,431,995)
AIR FREIGHT AND LOGISTICS — (0.7)%
UTi Worldwide, Inc.	(135,252)	(2,375,025)
BIOTECHNOLOGY — (0.2)%
Medivation, Inc.	(12,396)	(791,113)
BUILDING PRODUCTS — (0.5)%
Armstrong World Industries, Inc.	(26,313)	(1,515,892)
CHEMICALS — (0.4)%
Kronos Worldwide, Inc.	(37,069)	(706,164)
Rockwood Holdings, Inc.	(10,868)	(781,627)
		(1,487,791)
COMMERCIAL BANKS — (0.1)%
Investors Bancorp, Inc.	(7,519)	(192,336)
COMMERCIAL SERVICES AND SUPPLIES — (1.8)%
Copart, Inc.	(60,505)	(2,217,508)
Interface, Inc.	(61,854)	(1,358,314)
Iron Mountain, Inc.	(83,178)	(2,524,452)
		(6,100,274)

10

Shares	Value
COMMUNICATIONS EQUIPMENT — (0.2)%
EchoStar Corp., Class A	(12,771)	$(634,974)
COMPUTERS AND PERIPHERALS — (0.9)%
Stratasys Ltd.	(21,260)	(2,863,722)
CONSTRUCTION AND ENGINEERING — (0.7)%
Granite Construction, Inc.	(62,384)	(2,182,192)
CONSTRUCTION MATERIALS — (0.7)%
Eagle Materials, Inc.	(31,007)	(2,400,872)
CONTAINERS AND PACKAGING — (0.6)%
MeadWestvaco Corp.	(56,713)	(2,094,411)
ELECTRIC UTILITIES — (0.4)%
Pepco Holdings, Inc.	(70,813)	(1,354,653)
ELECTRICAL EQUIPMENT — (0.8)%
Franklin Electric Co., Inc.	(61,546)	(2,747,413)
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (0.1)%
Belden, Inc.	(6,048)	(426,082)
ENERGY EQUIPMENT AND SERVICES — (1.1)%
Dresser-Rand Group, Inc.	(14,154)	(844,003)
Hornbeck Offshore Services, Inc.	(3,431)	(168,908)
McDermott International, Inc.	(296,946)	(2,720,025)
		(3,732,936)
FOOD AND STAPLES RETAILING — (0.2)%
United Natural Foods, Inc.	(8,289)	(624,908)
FOOD PRODUCTS — (1.1)%
Hain Celestial Group, Inc. (The)	(20,032)	(1,818,505)
Snyders-Lance, Inc.	(71,408)	(2,050,838)
		(3,869,343)
GAS UTILITIES — (0.6)%
New Jersey Resources Corp.	(13,867)	(641,210)
ONEOK, Inc.	(14,158)	(880,345)
South Jersey Industries, Inc.	(11,697)	(654,564)
		(2,176,119)
HEALTH CARE PROVIDERS AND SERVICES — (0.6)%
Acadia Healthcare Co., Inc.	(9,131)	(432,170)
Air Methods Corp.	(26,850)	(1,566,161)
		(1,998,331)
HOTELS, RESTAURANTS AND LEISURE — (0.3)%
BJ’s Restaurants, Inc.	(35,083)	(1,089,678)
HOUSEHOLD DURABLES — (3.1)%
DR Horton, Inc.	(66,833)	(1,491,712)
Lennar Corp., Class A	(67,834)	(2,683,513)
Ryland Group, Inc.	(14,400)	(625,104)
Standard Pacific Corp.	(293,292)	(2,654,293)
Tempur Sealy International, Inc.	(5,275)	(284,639)
Toll Brothers, Inc.	(74,203)	(2,745,511)
		(10,484,772)
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — (0.6)%
NRG Energy, Inc.	(75,768)	(2,176,057)
INSURANCE — (0.5)%
RLI Corp.	(12,922)	(1,258,344)
White Mountains Insurance Group Ltd.	(783)	(472,212)
		(1,730,556)
INTERNET SOFTWARE AND SERVICES — (1.1)%
Equinix, Inc.	(14,379)	(2,551,553)
Pandora Media, Inc.	(48,463)	(1,289,116)
		(3,840,669)
IT SERVICES — (0.3)%
Alliance Data Systems Corp.	(4,330)	(1,138,487)
MEDIA — (0.9)%
Loral Space & Communications, Inc.	(36,423)	(2,949,535)
METALS AND MINING — (1.7)%
AuRico Gold, Inc.	(160,334)	(586,822)
Hecla Mining Co.	(185,622)	(571,716)
New Gold, Inc.	(122,572)	(642,277)
Royal Gold, Inc.	(15,840)	(729,749)
Stillwater Mining Co.	(213,104)	(2,629,703)
Tahoe Resources, Inc.	(42,812)	(712,392)
		(5,872,659)
OIL, GAS AND CONSUMABLE FUELS — (1.0)%
Approach Resources, Inc.	(9,045)	(174,478)
Cheniere Energy, Inc.	(10,457)	(450,906)
Consol Energy, Inc.	(38,965)	(1,482,229)
Kodiak Oil & Gas Corp.	(127,644)	(1,430,889)
		(3,538,502)
PROFESSIONAL SERVICES — (0.2)%
IHS, Inc., Class A	(5,183)	(620,405)
REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.3)%
Weingarten Realty Investors	(27,836)	(763,263)
WP Carey, Inc.	(5,069)	(310,983)
		(1,074,246)
REAL ESTATE MANAGEMENT AND DEVELOPMENT — (0.9)%
Brookfield Office Properties, Inc.	(121,184)	(2,332,792)
Forest City Enterprises, Inc., Class A	(30,845)	(589,139)
		(2,921,931)

11

Shares	Value
ROAD AND RAIL — (0.8)%
Genesee & Wyoming, Inc., Class A	(22,635)	$(2,174,092)
Kansas City Southern	(4,727)	(585,344)
		(2,759,436)
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (0.8)%
SunEdison, Inc.	(197,654)	(2,579,385)
SOFTWARE — (0.8)%
Solera Holdings, Inc.	(36,952)	(2,614,724)
SPECIALTY RETAIL — (1.7)%
Cabela’s, Inc.	(7,589)	(505,883)
CarMax, Inc.	(44,608)	(2,097,468)
Conn’s, Inc.	(41,195)	(3,245,754)
		(5,849,105)
TEXTILES, APPAREL AND LUXURY GOODS — (0.6)%
PVH Corp.	(15,817)	(2,151,428)
THRIFTS AND MORTGAGE FINANCE — (0.1)%
Capitol Federal Financial, Inc.	(16,323)	(197,672)
TRADING COMPANIES AND DISTRIBUTORS — (1.3)%
Air Lease Corp.	(83,738)	(2,602,577)
Textainer Group Holdings Ltd.	(46,443)	(1,867,937)
		(4,470,514)
TOTAL COMMON STOCKS SOLD SHORT — (30.0)% (Proceeds $89,372,315)		(102,060,143)
OTHER ASSETS AND LIABILITIES — 0.6%		2,095,044
TOTAL NET ASSETS — 100.0%		$339,562,779

Notes to Schedule of Investments

(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $296,240,072.

(2)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $349,405,435)	$439,527,878
Deposits with broker for securities sold short	1,734,914
Receivable for capital shares sold	378,542
Dividends and interest receivable	349,534
441,990,868

Liabilities
Securities sold short, at value (proceeds of $89,372,315)	102,060,143
Accrued management fees	307,048
Dividend expense payable on securities sold short	60,898
102,428,089

Net Assets	$339,562,779

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	100,000,000
Shares outstanding	23,363,109

Net Asset Value Per Share	$14.53

Net Assets Consist of:
Capital (par value and paid-in surplus)	$254,615,675
Distributions in excess of net investment income	(19,469)
Undistributed net realized gain	7,531,958
Net unrealized appreciation	77,434,615
$339,562,779

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,859)	$3,879,801
Interest	1,037
3,880,838

Expenses:
Dividend expense on securities sold short	516,629
Broker fees and charges on securities sold short	307,448
Management fees	1,675,351
Directors’ fees and expenses	8,874
2,508,302

Net investment income (loss)	1,372,536

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	22,998,815
Securities sold short transactions	(5,712,462)
17,286,353

Change in net unrealized appreciation (depreciation) on:
Investments	41,522,969
Securities sold short	(9,017,298)
32,505,671

Net realized and unrealized gain (loss)	49,792,024

Net Increase (Decrease) in Net Assets Resulting from Operations	$51,164,560

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED) AND YEAR ENDED JUNE 30, 2013
Increase (Decrease) in Net Assets	December 31, 2013	June 30, 2013
Operations
Net investment income (loss)	$1,372,536	$3,022,524
Net realized gain (loss)	17,286,353	11,750,342
Change in net unrealized appreciation (depreciation)	32,505,671	30,800,835
Net increase (decrease) in net assets resulting from operations	51,164,560	45,573,701

Distributions to Shareholders
From net investment income	(1,520,817)	(3,503,918)
From net realized gains	(18,191,926)	(2,503,132)
Decrease in net assets from distributions	(19,712,743)	(6,007,050)

Capital Share Transactions
Proceeds from shares sold	28,455,968	55,757,312
Proceeds from reinvestment of distributions	19,712,743	6,007,050
Payments for shares redeemed	(7,633,386)	(22,403,513)
Net increase (decrease) in net assets from capital share transactions	40,535,325	39,360,849

Net increase (decrease) in net assets	71,987,142	78,927,500

Net Assets
Beginning of period	267,575,637	188,648,137
End of period	$339,562,779	$267,575,637

Undistributed (distributions in excess of) net investment income	$(19,469)	$128,812

Transactions in Shares of the Fund
Sold	2,006,413	4,747,230
Issued in reinvestment of distributions	1,377,848	507,547
Redeemed	(517,629)	(1,988,165)
Net increase (decrease) in shares of the fund	2,866,632	3,266,612

See Notes to Financial Statements.

15

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$51,164,560
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(166,815,876)
Proceeds from investments sold	138,313,731
Purchases to cover securities sold short	(55,233,318)
Proceeds from securities sold short	64,023,604
(Increase) decrease in short-term investments	(466,229)
(Increase) decrease in deposits with broker for securities sold short	(1,680,004)
(Increase) decrease in dividends and interest receivable	(62,368)
Increase (decrease) in accrued management fees	63,534
Increase (decrease) in dividend expense payable on securities sold short	15,118
Increase (decrease) in broker fees and charges payable on securities sold short	(2,066)
Change in net unrealized (appreciation) depreciation on investments	(41,522,969)
Net realized (gain) loss on investment transactions	(22,998,815)
Change in net unrealized (appreciation) depreciation on securities sold short	9,017,298
Net realized (gain) loss on securities sold short transactions	5,712,462
Net cash from (used in) operating activities	(20,471,338)

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	28,104,724
Payments for shares redeemed	(7,633,386)
Distributions paid, net of reinvestments	—
Net cash from (used in) financing activities	20,471,338

Net Increase (Decrease) In Cash	—
Cash at beginning of period	—
Cash at end of period	—

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $19,712,743.

See Notes to Financial Statements.

16

Notes to Financial Statements

DECEMBER 31, 2013 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Core Equity Plus Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and

17

transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

18

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The beginning of period and end of period cash in the Statement of Cash Flows is the amount of domestic and foreign currency included in the fund’s Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits with brokers for securities sold short.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.9680% to 1.1500%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the six months ended December 31, 2013 was 1.10%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2013 were $222,049,194 and $202,337,335, respectively.

19

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$436,537,311	—	—
Temporary Cash Investments	1,708,085	$1,282,482	—
	$438,245,396	$1,282,482	—

Liabilities
Securities Sold Short
Common Stocks	$(102,060,143)	—	—

6. Risk Factors

The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

20

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$349,460,568
Gross tax appreciation of investments	$91,812,851
Gross tax depreciation of investments	(1,745,541)
Net tax appreciation (depreciation) of investments	$90,067,310
Net tax appreciation (depreciation) on securities sold short	$(12,938,265)
Net tax appreciation (depreciation)	$77,129,045

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2013(3)	$13.05	0.06	2.33	2.39	(0.07)	(0.84)	(0.91)	$14.53	18.34%	1.64%(4)	1.10%(4)	0.90%(4)	52%	$339,563
2013	$10.95	0.16	2.26	2.42	(0.18)	(0.14)	(0.32)	$13.05	22.54%	1.66%	1.10%	1.35%	111%	$267,576
2012(5)	$10.00	0.03	0.92	0.95	—(6)	—	—(6)	$10.95	9.55%	1.86%(4)	1.11%(4)	0.53%(4)	81%	$188,648

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2013 (unaudited).

(4)	Annualized.

(5)	December 1, 2011 (fund inception) through June 30, 2012.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

23

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available upon request by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81053 1402

SEMIANNUAL REPORT	DECEMBER 31, 2013

NT Equity Growth Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	17
Additional Information	18

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

      Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Stock Indices and Government Bond Yields Peaked at Year End

Stock indices and government bond yields mostly climbed during the six-month period. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks, low inflation, and investor optimism. These factors translated into outperformance by riskier assets—such as small-cap growth stocks and high-yield corporate bonds—and underperformance for more conservative/defensive stock and bond sectors. In this environment, the S&P 500 Index advanced 16.31%, reaching an all-time high, and the 10-year U.S. Treasury bond returned –3.09% as its yield climbed to 3.03%.

Stocks overcame—and U.S. Treasury bonds were temporarily bolstered by—volatility and uncertainty caused by the U.S. federal budget battle and temporary government shutdown. Other hurdles included the Treasury market’s “Taper Tantrum,” which pushed mortgage interest rates higher and tempered the U.S. housing market’s recovery. The housing and labor markets improved enough though to convince U.S. monetary policymakers to finally announce a reduction in their monthly bond-buying program. However, low inflation and other signs that the economy has not fully recovered kept the reduction modest and persuaded the policymakers to reaffirm plans to keep short-term interest rates low for an extended period.

Looking ahead, there’s less uncertainty than a year ago about U.S. monetary policies, the U.S. fiscal picture, and global economic strength, but headwinds persist. Stocks should not be expected to duplicate 2013’s results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of December 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLEX	16.82%	33.30%(2)	17.36%	6.88%	5/12/06
S&P 500 Index	—	16.31%	32.39%	17.93%	7.07%	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Total Annual Fund Operating Expenses
Institutional Class 0.48%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2013
Top Ten Holdings	% of net assets
Apple, Inc.	3.6%
Google, Inc., Class A	2.6%
Microsoft Corp.	2.5%
Johnson & Johnson	2.3%
Pfizer, Inc.	2.0%
Exxon Mobil Corp.	1.9%
Citigroup, Inc.	1.7%
Oracle Corp.	1.7%
Merck & Co., Inc.	1.7%
Cisco Systems, Inc.	1.5%

Top Five Industries	% of net assets
Pharmaceuticals	8.3%
Computers and Peripherals	6.1%
Oil, Gas and Consumable Fuels	5.9%
Insurance	5.5%
Aerospace and Defense	5.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	—*

* Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(1) 7/1/13 - 12/31/13	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,168.20	$2.57	0.47%
Hypothetical
Institutional Class	$1,000	$1,022.84	$2.40	0.47%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 99.0%
AEROSPACE AND DEFENSE — 5.2%
Alliant Techsystems, Inc.	31,326	$3,811,748
Boeing Co. (The)	96,784	13,210,048
Esterline Technologies Corp.(1)	6,467	659,375
General Dynamics Corp.	62,845	6,004,840
Honeywell International, Inc.	126,845	11,589,827
Northrop Grumman Corp.	50,021	5,732,907
Raytheon Co.	115,850	10,507,595
		51,516,340
AIRLINES — 1.0%
Delta Air Lines, Inc.	234,640	6,445,561
Southwest Airlines Co.	207,920	3,917,213
		10,362,774
AUTO COMPONENTS — 0.5%
Johnson Controls, Inc.	95,345	4,891,198
BEVERAGES — 1.4%
Coca-Cola Co. (The)	50,089	2,069,177
PepsiCo, Inc.	138,562	11,492,332
		13,561,509
BIOTECHNOLOGY — 3.1%
Amgen, Inc.	108,837	12,424,832
Biogen Idec, Inc.(1)	34,151	9,553,742
Myriad Genetics, Inc.(1)	126,045	2,644,424
United Therapeutics Corp.(1)	53,794	6,083,026
		30,706,024
CAPITAL MARKETS — 1.1%
Financial Engines, Inc.	8,419	584,952
Franklin Resources, Inc.	156,407	9,029,376
Goldman Sachs Group, Inc. (The)	8,962	1,588,604
		11,202,932
CHEMICALS — 3.6%
Dow Chemical Co. (The)	258,292	11,468,165
LyondellBasell Industries NV, Class A	94,982	7,625,155
NewMarket Corp.	2,552	852,751
Olin Corp.	50,840	1,466,734
PPG Industries, Inc.	51,635	9,793,094
Scotts Miracle-Gro Co. (The), Class A	16,843	1,047,971
Sigma-Aldrich Corp.	36,103	3,394,043
		35,647,913
COMMERCIAL BANKS — 0.6%
Wells Fargo & Co.	127,466	5,786,956
COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Deluxe Corp.	34,127	1,781,088
COMMUNICATIONS EQUIPMENT — 3.0%
Cisco Systems, Inc.	670,297	15,048,168
QUALCOMM, Inc.	202,098	15,005,776
		30,053,944
COMPUTERS AND PERIPHERALS — 6.1%
Apple, Inc.	63,022	35,362,274
EMC Corp.	426,692	10,731,304
Hewlett-Packard Co.	354,439	9,917,203
Seagate Technology plc	51,617	2,898,811
Western Digital Corp.	20,225	1,696,878
		60,606,470
CONSUMER FINANCE — 0.9%
Cash America International, Inc.	156,310	5,986,673
Portfolio Recovery Associates, Inc.(1)	49,170	2,598,143
		8,584,816
CONTAINERS AND PACKAGING — 1.0%
Packaging Corp. of America	125,046	7,912,911
Silgan Holdings, Inc.	16,849	809,089
Sonoco Products Co.	39,423	1,644,727
		10,366,727
DIVERSIFIED CONSUMER SERVICES†
Graham Holdings Co., Class B	591	392,022
DIVERSIFIED FINANCIAL SERVICES — 4.4%
Bank of America Corp.	124,166	1,933,265
Berkshire Hathaway, Inc., Class B(1)	46,022	5,456,368
Citigroup, Inc.	331,005	17,248,671
JPMorgan Chase & Co.	97,249	5,687,121
Moody’s Corp.	107,261	8,416,771
MSCI, Inc., Class A(1)	125,653	5,493,549
		44,235,745
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	243,944	8,577,071
Verizon Communications, Inc.	144,441	7,097,831
		15,674,902
ELECTRIC UTILITIES — 0.9%
Edison International	185,194	8,574,482
ELECTRICAL EQUIPMENT — 2.1%
Emerson Electric Co.	158,818	11,145,847
Rockwell Automation, Inc.	80,575	9,520,742
		20,666,589
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
TE Connectivity Ltd.	114,334	6,300,947

7

Shares	Value
ENERGY EQUIPMENT AND SERVICES — 2.0%
Baker Hughes, Inc.	164,198	$9,073,582
Nabors Industries Ltd.	439,192	7,461,872
RPC, Inc.	112,342	2,005,305
Schlumberger Ltd.	12,340	1,111,957
		19,652,716
FOOD AND STAPLES RETAILING — 1.9%
Kroger Co. (The)	209,332	8,274,894
Wal-Mart Stores, Inc.	5,361	421,857
Walgreen Co.	176,922	10,162,400
		18,859,151
FOOD PRODUCTS — 2.8%
Archer-Daniels-Midland Co.	242,925	10,542,945
General Mills, Inc.	162,610	8,115,865
Tyson Foods, Inc., Class A	269,724	9,024,965
		27,683,775
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.1%
Abbott Laboratories	292,959	11,229,119
Becton Dickinson and Co.	35,486	3,920,848
Medtronic, Inc.	196,299	11,265,600
St. Jude Medical, Inc.	165,135	10,230,113
Stryker Corp.	58,867	4,423,266
		41,068,946
HOTELS, RESTAURANTS AND LEISURE — 1.7%
Bally Technologies, Inc.(1)	99,837	7,832,212
Cracker Barrel Old Country Store, Inc.	23,840	2,624,069
International Game Technology	367,138	6,667,226
		17,123,507
HOUSEHOLD DURABLES — 1.5%
Newell Rubbermaid, Inc.	200,930	6,512,141
Whirlpool Corp.	52,719	8,269,503
		14,781,644
HOUSEHOLD PRODUCTS — 2.3%
Energizer Holdings, Inc.	71,417	7,730,176
Kimberly-Clark Corp.	86,029	8,986,589
Procter & Gamble Co. (The)	76,279	6,209,874
		22,926,639
INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	21,403	3,001,771
Danaher Corp.	135,890	10,490,708
General Electric Co.	330,041	9,251,049
		22,743,528
INSURANCE — 5.5%
Aflac, Inc.	149,069	9,957,809
American International Group, Inc.	234,467	11,969,540
Amtrust Financial Services, Inc.	134,793	4,406,383
Aspen Insurance Holdings Ltd.	79,722	3,293,316
First American Financial Corp.	102,746	2,897,437
Old Republic International Corp.	182,892	3,158,545
Protective Life Corp.	36,179	1,832,828
Reinsurance Group of America, Inc.	9,437	730,518
RenaissanceRe Holdings Ltd.	79,921	7,779,510
Torchmark Corp.	26,176	2,045,655
Travelers Cos., Inc. (The)	72,894	6,599,823
		54,671,364
INTERNET AND CATALOG RETAIL — 0.2%
Expedia, Inc.	29,847	2,079,142
INTERNET SOFTWARE AND SERVICES — 2.6%
Google, Inc., Class A(1)	23,331	26,147,285
IT SERVICES — 2.0%
Accenture plc, Class A	41,913	3,446,087
Amdocs Ltd.	26,339	1,086,220
International Business Machines Corp.	79,796	14,967,336
		19,499,643
LEISURE EQUIPMENT AND PRODUCTS — 1.1%
Hasbro, Inc.	151,987	8,360,805
Mattel, Inc.	60,249	2,866,647
		11,227,452
MACHINERY — 1.8%
Caterpillar, Inc.	21,432	1,946,240
Crane Co.	36,371	2,445,950
Dover Corp.	89,793	8,668,616
Snap-On, Inc.	44,850	4,911,972
		17,972,778
MEDIA — 1.2%
Time Warner, Inc.	164,074	11,439,239
MULTILINE RETAIL — 1.6%
Dillard’s, Inc., Class A	63,733	6,195,485
Target Corp.	147,556	9,335,868
		15,531,353
OIL, GAS AND CONSUMABLE FUELS — 5.9%
Anadarko Petroleum Corp.	44,984	3,568,131
Chevron Corp.	55,097	6,882,166
ConocoPhillips	16,557	1,169,752
Exxon Mobil Corp.	182,975	18,517,070
Gran Tierra Energy, Inc.(1)	272,386	1,991,141
Marathon Petroleum Corp.	124,845	11,452,032
Phillips 66	148,999	11,492,293
Western Refining, Inc.	89,058	3,776,950
		58,849,535

8

Shares	Value
PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	147,707	$2,543,515
PHARMACEUTICALS — 8.3%
AbbVie, Inc.	93,712	4,948,931
Allergan, Inc.	61,355	6,815,313
Eli Lilly & Co.	207,480	10,581,480
Endo Health Solutions, Inc.(1)	8,957	604,239
Johnson & Johnson	252,053	23,085,534
Merck & Co., Inc.	327,784	16,405,589
Pfizer, Inc.	663,074	20,309,957
		82,751,043
PROFESSIONAL SERVICES — 0.2%
Manpowergroup, Inc.	27,901	2,395,580
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.4%
CBRE Group, Inc.(1)	139,850	3,678,055
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.8%
Broadcom Corp., Class A	123,330	3,656,734
Intel Corp.	428,406	11,121,420
Texas Instruments, Inc.	77,571	3,406,143
		18,184,297
SOFTWARE — 4.5%
CA, Inc.	100,720	3,389,228
Microsoft Corp.	655,062	24,518,971
Oracle Corp.	433,224	16,575,150
		44,483,349
SPECIALTY RETAIL — 4.2%
AutoZone, Inc.(1)	820	391,911
Buckle, Inc. (The)	14,717	773,525
GameStop Corp., Class A	154,662	7,618,650
Home Depot, Inc. (The)	177,870	14,645,816
Lowe’s Cos., Inc.	216,562	10,730,647
Staples, Inc.	481,713	7,654,420
		41,814,969
TEXTILES, APPAREL AND LUXURY GOODS — 0.8%
Hanesbrands, Inc.	111,591	7,841,500
THRIFTS AND MORTGAGE FINANCE — 0.7%
Ocwen Financial Corp.(1)	129,977	7,207,225
TOTAL COMMON STOCKS (Cost $774,964,757)		984,070,608
Temporary Cash Investments — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $1,608,892), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $1,577,796)		1,577,796
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $1,931,595), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $1,893,356)		1,893,356
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $708,038), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $694,230)		694,230
SSgA U.S. Government Money Market Fund	5,547,703	5,547,703
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,713,085)		9,713,085
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $784,677,842)		993,783,693
OTHER ASSETS AND LIABILITIES†		470,979
TOTAL NET ASSETS — 100.0%		$994,254,672

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $784,677,842)	$993,783,693
Receivable for capital shares sold	349,529
Dividends and interest receivable	967,029
995,100,251

Liabilities
Payable for capital shares redeemed	465,008
Accrued management fees	380,571
845,579

Net Assets	$994,254,672

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	300,000,000
Shares outstanding	81,229,694

Net Asset Value Per Share	$12.24

Net Assets Consist of:
Capital (par value and paid-in surplus)	$775,573,314
Undistributed net investment income	27,230
Undistributed net realized gain	9,548,277
Net unrealized appreciation	209,105,851
$994,254,672

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$9,595,364
Interest	1,110
9,596,474

Expenses:
Management fees	2,070,042
Directors’ fees and expenses	26,020
2,096,062

Net investment income (loss)	7,500,412

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	41,430,640
Change in net unrealized appreciation (depreciation) on investments	89,468,529

Net realized and unrealized gain (loss)	130,899,169

Net Increase (Decrease) in Net Assets Resulting from Operations	$138,399,581

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED) AND YEAR ENDED JUNE 30, 2013
Increase (Decrease) in Net Assets	December 31, 2013	June 30, 2013
Operations
Net investment income (loss)	$7,500,412	$13,334,451
Net realized gain (loss)	41,430,640	71,912,936
Change in net unrealized appreciation (depreciation)	89,468,529	42,808,875
Net increase (decrease) in net assets resulting from operations	138,399,581	128,056,262

Distributions to Shareholders
From net investment income	(8,108,893)	(12,886,615)
From net realized gains	(83,092,332)	(28,744,659)
Decrease in net assets from distributions	(91,201,225)	(41,631,274)

Capital Share Transactions
Proceeds from shares sold	103,252,110	185,962,552
Proceeds from reinvestment of distributions	91,201,225	41,631,274
Payments for shares redeemed	(27,074,043)	(93,334,487)
Net increase (decrease) in net assets from capital share transactions	167,379,292	134,259,339

Net increase (decrease) in net assets	214,577,648	220,684,327

Net Assets
Beginning of period	779,677,024	558,992,697
End of period	$994,254,672	$779,677,024

Undistributed net investment income	$27,230	$635,711

Transactions in Shares of the Fund
Sold	8,405,686	17,428,384
Issued in reinvestment of distributions	7,599,800	3,971,594
Redeemed	(2,124,871)	(8,840,152)
Net increase (decrease) in shares of the fund	13,880,615	12,559,826

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2013 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the six months ended December 31, 2013 was 0.47%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2013 were $395,656,371 and $315,434,449, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$984,070,608	—	—
Temporary Cash Investments	5,547,703	$4,165,382	—
	$989,618,311	$4,165,382	—

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$787,926,542
Gross tax appreciation of investments	$210,600,055
Gross tax depreciation of investments	(4,742,904)
Net tax appreciation (depreciation) of investments	$205,857,151

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2013(3)	$11.58	0.11	1.80	1.91	(0.11)	(1.14)	(1.25)	$12.24	16.82%	0.47%(4)	1.69%(4)	36%	$994,255
2013	$10.20	0.22	1.87	2.09	(0.21)	(0.50)	(0.71)	$11.58	21.39%	0.48%	2.03%	95%	$779,677
2012	$10.27	0.17	0.35	0.52	(0.18)	(0.41)	(0.59)	$10.20	5.65%	0.48%	1.75%	104%	$558,993
2011	$7.92	0.14	2.34	2.48	(0.13)	—	(0.13)	$10.27	31.45%	0.49%	1.46%	84%	$550,202
2010	$7.06	0.11	0.85	0.96	(0.10)	—	(0.10)	$7.92	13.53%	0.49%	1.31%	69%	$320,958
2009	$9.98	0.13	(2.89)	(2.76)	(0.16)	—	(0.16)	$7.06	(27.73)%	0.50%	1.82%	109%	$191,046

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

17

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

18

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available upon request by calling 1-800-345-2021.

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81051 1402

SEMIANNUAL REPORT	DECEMBER 31, 2013

NT Small Company Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	21
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Stock Indices and Government Bond Yields Peaked at Year End

Stock indices and government bond yields mostly climbed during the six-month period. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks, low inflation, and investor optimism. These factors translated into outperformance by riskier assets—such as small-cap growth stocks and high-yield corporate bonds—and underperformance for more conservative/defensive stock and bond sectors. In this environment, the S&P 500 Index advanced 16.31%, reaching an all-time high, and the 10-year U.S. Treasury bond returned –3.09% as its yield climbed to 3.03%.

Stocks overcame—and U.S. Treasury bonds were temporarily bolstered by—volatility and uncertainty caused by the U.S. federal budget battle and temporary government shutdown. Other hurdles included the Treasury market’s “Taper Tantrum,” which pushed mortgage interest rates higher and tempered the U.S. housing market’s recovery. The housing and labor markets improved enough though to convince U.S. monetary policymakers to finally announce a reduction in their monthly bond-buying program. However, low inflation and other signs that the economy has not fully recovered kept the reduction modest and persuaded the policymakers to reaffirm plans to keep short-term interest rates low for an extended period.

Looking ahead, there’s less uncertainty than a year ago about U.S. monetary policies, the U.S. fiscal picture, and global economic strength, but headwinds persist. Stocks should not be expected to duplicate 2013’s results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of December 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLOX	21.24%	43.94%(2)	20.04%	4.74%	5/12/06
Russell 2000 Index	—	19.82%	38.82%	20.07%	7.52%	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Total Annual Fund Operating Expenses
Institutional Class 0.68%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2013
Top Ten Holdings	% of net assets
PTC, Inc.	0.8%
Esterline Technologies Corp.	0.8%
ARRIS Group, Inc.	0.8%
Align Technology, Inc.	0.7%
Brunswick Corp.	0.7%
EnerSys	0.7%
Jack in the Box, Inc.	0.7%
Olin Corp.	0.7%
Western Refining, Inc.	0.7%
Euronet Worldwide, Inc.	0.7%

Top Five Industries	% of net assets
Software	5.1%
Commercial Banks	4.9%
Machinery	4.9%
Semiconductors and Semiconductor Equipment	4.9%
Insurance	4.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	(0.2)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(1) 7/1/13 – 12/31/13	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,212.40	$3.74	0.67%
Hypothetical
Institutional Class	$1,000	$1,021.83	$3.41	0.67%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 99.2%
AEROSPACE AND DEFENSE — 1.7%
AAR Corp.	61,876	$1,733,147
Alliant Techsystems, Inc.	3,913	476,134
Ducommun, Inc.(1)	24,166	720,388
Engility Holdings, Inc.(1)	1,960	65,464
Esterline Technologies Corp.(1)	24,106	2,457,848
Kratos Defense & Security Solutions, Inc.(1)	21,398	164,336
		5,617,317
AIR FREIGHT AND LOGISTICS — 0.1%
Pacer International, Inc.(1)	11,334	93,619
Park-Ohio Holdings Corp.(1)	2,673	140,065
		233,684
AIRLINES — 1.3%
Alaska Air Group, Inc.	19,024	1,395,791
Republic Airways Holdings, Inc.(1)	85,808	917,287
Skywest, Inc.	88,394	1,310,883
Spirit Airlines, Inc.(1)	13,624	618,666
		4,242,627
AUTO COMPONENTS — 0.6%
Fuel Systems Solutions, Inc.(1)	14,712	204,056
Stoneridge, Inc.(1)	55,021	701,518
Tenneco, Inc.(1)	13,242	749,100
Tower International, Inc.(1)	20,491	438,507
		2,093,181
BIOTECHNOLOGY — 1.5%
Alkermes plc(1)	5,261	213,912
Arena Pharmaceuticals, Inc.(1)	141,665	828,740
Cytokinetics, Inc.(1)	45,435	295,328
Emergent Biosolutions, Inc.(1)	25,869	594,728
Isis Pharmaceuticals, Inc.(1)	10,074	401,348
Ligand Pharmaceuticals, Inc. Class B(1)	1,885	99,151
PDL BioPharma, Inc.	204,393	1,725,077
Regulus Therapeutics, Inc.(1)	9,649	71,306
Repligen Corp.(1)	19,776	269,745
Threshold Pharmaceuticals, Inc.(1)	50,004	233,519
		4,732,854
BUILDING PRODUCTS — 0.1%
Gibraltar Industries, Inc.(1)	4,390	81,610
Insteel Industries, Inc.	3,534	80,328
		161,938
CAPITAL MARKETS — 3.9%
Calamos Asset Management, Inc., Class A	63,822	755,653
Cowen Group, Inc. Class A(1)	39,753	155,434
Diamond Hill Investment Group, Inc.	4,775	565,074
Evercore Partners, Inc., Class A	34,371	2,054,698
FBR & Co.(1)	29,095	767,526
FXCM, Inc., Class A	90,091	1,607,223
Investment Technology Group, Inc.(1)	77,412	1,591,591
Janus Capital Group, Inc.	109,767	1,357,818
Manning & Napier, Inc.	73,272	1,293,251
Pzena Investment Management, Inc., Class A	24,699	290,460
WisdomTree Investments, Inc.(1)	118,082	2,091,232
		12,529,960
CHEMICALS — 1.6%
American Pacific Corp.(1)	15,325	571,009
FutureFuel Corp.	47,506	750,595
Olin Corp.	77,267	2,229,153
Quaker Chemical Corp.	20,909	1,611,457
		5,162,214
COMMERCIAL BANKS — 4.9%
Ameris Bancorp(1)	13,532	285,661
Cardinal Financial Corp.	7,259	130,662
Cathay General Bancorp.	38,683	1,033,997
Customers Bancorp, Inc.(1)	8,994	184,017
CVB Financial Corp.	80,510	1,374,306
Eagle Bancorp, Inc.(1)	2,044	62,608
First BanCorp(1)	58,583	362,629
First Interstate Bancsystem, Inc.	57,188	1,622,424
First Midwest Bancorp, Inc.	36,415	638,355
Hancock Holding Co.	50,793	1,863,087
Home Bancshares, Inc.	36,166	1,350,800
OFG Bancorp	106,401	1,844,993
PrivateBancorp, Inc.	69,624	2,014,222
S&T Bancorp, Inc.	6,536	165,426
Texas Capital Bancshares, Inc.(1)	6,891	428,620

7

Shares	Value
Trico Bancshares	3,125	$88,656
United Community Banks, Inc.(1)	96,632	1,715,218
Wintrust Financial Corp.	14,069	648,862
		15,814,543
COMMERCIAL SERVICES AND SUPPLIES — 3.1%
Cenveo, Inc.(1)	137,699	473,684
Deluxe Corp.	41,044	2,142,086
Ennis, Inc.	29,861	528,540
Herman Miller, Inc.	52,930	1,562,494
Intersections, Inc.	37,771	294,236
Kimball International, Inc. Class B	49,905	750,072
Mine Safety Appliances Co.	15,086	772,554
Quad/Graphics, Inc.	43,818	1,193,164
Steelcase, Inc., Class A	103,487	1,641,304
United Stationers, Inc.	17,630	809,041
		10,167,175
COMMUNICATIONS EQUIPMENT — 1.8%
ARRIS Group, Inc.(1)	100,446	2,447,367
Brocade Communications Systems, Inc.(1)	81,444	722,408
Ciena Corp.(1)	89,266	2,136,135
Finisar Corp.(1)	7,831	187,318
Harmonic, Inc.(1)	26,373	194,633
		5,687,861
COMPUTERS AND PERIPHERALS — 0.3%
Silicon Graphics International Corp.(1)	83,383	1,118,166
CONSTRUCTION MATERIALS — 0.3%
Headwaters, Inc.(1)	88,836	869,704
CONSUMER FINANCE — 1.9%
Cash America International, Inc.	44,096	1,688,877
Credit Acceptance Corp.(1)	5,238	680,888
DFC Global Corp.(1)	63,039	721,796
Green Dot Corp. Class A(1)	2,598	65,340
Portfolio Recovery Associates, Inc.(1)	27,730	1,465,253
World Acceptance Corp.(1)	17,959	1,571,951
		6,194,105
CONTAINERS AND PACKAGING — 0.7%
Berry Plastics Group, Inc.(1)	67,006	1,594,073
Graphic Packaging Holding Co.(1)	2,461	23,626
Myers Industries, Inc.	24,735	522,403
		2,140,102
DIVERSIFIED CONSUMER SERVICES — 0.6%
Capella Education Co.	6,290	417,908
ITT Educational Services, Inc.(1)	22,768	764,549
K12, Inc.(1)	13,231	287,774
Strayer Education, Inc.	15,336	528,632
		1,998,863
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Interactive Brokers Group, Inc., Class A	31,866	775,618
PHH Corp.(1)	77,433	1,885,494
		2,661,112
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Atlantic Tele-Network, Inc.	16,956	959,201
IDT Corp., Class B	45,596	814,800
Inteliquent, Inc.	141,761	1,618,910
magicJack VocalTec Ltd.(1)	2,741	32,673
Premiere Global Services, Inc.(1)	107,857	1,250,063
Vonage Holdings Corp.(1)	89,472	297,942
		4,973,589
ELECTRIC UTILITIES — 0.4%
PNM Resources, Inc.	2,560	61,747
UNS Energy Corp.	21,712	1,299,463
		1,361,210
ELECTRICAL EQUIPMENT — 0.8%
Coleman Cable, Inc.	7,515	197,043
EnerSys	32,196	2,256,618
Generac Holdings, Inc.	4,319	244,628
		2,698,289
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.4%
Agilysys, Inc.(1)	9,581	133,367
Benchmark Electronics, Inc.(1)	80,108	1,848,893
Checkpoint Systems, Inc.(1)	91,871	1,448,806
Coherent, Inc.(1)	16,859	1,254,141
GSI Group, Inc.(1)	38,291	430,391
Insight Enterprises, Inc.(1)	2,839	64,474
Itron, Inc.(1)	12,073	500,184
PC Connection, Inc.	3,879	96,393
Plexus Corp.(1)	14,728	637,575
Sanmina Corp.(1)	107,141	1,789,255
ScanSource, Inc.(1)	22,883	970,926
SYNNEX Corp.(1)	24,159	1,628,316
Tech Data Corp.(1)	2,690	138,804
		10,941,525

8

Shares	Value
ENERGY EQUIPMENT AND SERVICES — 0.6%
Dawson Geophysical Co.(1)	11,833	$400,192
Exterran Holdings, Inc.(1)	33,606	1,149,325
Newpark Resources, Inc.(1)	18,876	231,986
TGC Industries, Inc.	19,418	141,752
		1,923,255
FOOD AND STAPLES RETAILING — 1.6%
Andersons, Inc. (The)	20,934	1,866,685
Pantry, Inc. (The)(1)	53,823	903,150
Rite Aid Corp.(1)	136,394	690,154
Roundy’s, Inc.	160,361	1,581,159
		5,041,148
FOOD PRODUCTS — 1.5%
Chiquita Brands International, Inc.(1)	54,171	633,801
Omega Protein Corp.(1)	34,134	419,507
Pilgrim’s Pride Corp.(1)	111,340	1,809,275
Sanderson Farms, Inc.	27,407	1,982,348
		4,844,931
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.3%
Align Technology, Inc.(1)	41,592	2,376,983
Anika Therapeutics, Inc.(1)	45,754	1,745,973
CONMED Corp.	9,719	413,058
Cyberonics, Inc.(1)	28,850	1,889,963
Greatbatch, Inc.(1)	28,544	1,262,787
Hill-Rom Holdings, Inc.	35,054	1,449,132
Medical Action Industries, Inc.(1)	7,654	65,518
NuVasive, Inc.(1)	23,592	762,729
PhotoMedex, Inc.(1)	22,899	296,542
Symmetry Medical, Inc.(1)	23,269	234,552
		10,497,237
HEALTH CARE PROVIDERS AND SERVICES — 3.7%
Addus HomeCare Corp.(1)	35,413	795,022
AMN Healthcare Services, Inc.(1)	105,542	1,551,467
Amsurg Corp.(1)	34,997	1,607,062
Chemed Corp.	22,706	1,739,734
Gentiva Health Services, Inc.(1)	19,211	238,409
Hanger, Inc.(1)	15,741	619,251
LHC Group, Inc.(1)	9,055	217,682
Owens & Minor, Inc.	50,333	1,840,175
PharMerica Corp.(1)	78,624	1,690,416
Providence Service Corp. (The)(1)	49,884	1,283,016
Skilled Healthcare Group, Inc. Class A(1)	42,590	204,858
		11,787,092
HEALTH CARE TECHNOLOGY — 0.5%
MedAssets, Inc.(1)	75,755	1,502,222
HOTELS, RESTAURANTS AND LEISURE — 3.3%
CEC Entertainment, Inc.	37,489	1,660,013
Cracker Barrel Old Country Store, Inc.	18,195	2,002,724
Interval Leisure Group, Inc.	66,155	2,044,190
Jack in the Box, Inc.(1)	44,922	2,246,998
Jamba, Inc.(1)	23,323	289,905
Marriott Vacations Worldwide Corp.(1)	22,551	1,189,791
Monarch Casino & Resort, Inc.(1)	14,789	296,963
Ruth’s Hospitality Group, Inc.	44,068	626,206
Town Sports International Holdings, Inc.	30,223	446,091
		10,802,881
HOUSEHOLD DURABLES — 0.8%
CSS Industries, Inc.	14,106	404,560
iRobot Corp.(1)	47,809	1,662,319
Libbey, Inc.(1)	14,688	308,448
Skullcandy, Inc.(1)	33,402	240,828
		2,616,155
HOUSEHOLD PRODUCTS — 0.1%
Orchids Paper Products Co.	13,338	438,020
INSURANCE — 4.9%
American Equity Investment Life Holding Co.	78,247	2,064,156
AMERISAFE, Inc.	29,096	1,229,015
Amtrust Financial Services, Inc.	44,404	1,451,567
CNO Financial Group, Inc.	94,993	1,680,426
FBL Financial Group, Inc., Class A	9,246	414,128
First American Financial Corp.	49,146	1,385,917
HCI Group, Inc.	12,594	673,779
Infinity Property & Casualty Corp.	3,575	256,506
Maiden Holdings Ltd.	148,293	1,620,842
OneBeacon Insurance Group Ltd. Class A	45,067	712,960
Selective Insurance Group, Inc.	6,443	174,348
Stewart Information Services Corp.	46,462	1,499,329
United Fire Group, Inc.	24,012	688,184
Universal Insurance Holdings, Inc.	127,875	1,851,630
		15,702,787

9

Shares	Value

INTERNET AND CATALOG RETAIL — 2.2%
FTD Cos., Inc.(1)	17,759	$578,588
HSN, Inc.	33,638	2,095,648
Orbitz Worldwide, Inc.(1)	191,708	1,376,464
Overstock.com, Inc.(1)	48,161	1,482,877
PetMed Express, Inc.	101,648	1,690,406
		7,223,983

INTERNET SOFTWARE AND SERVICES — 1.8%
Carbonite, Inc.(1)	7,563	89,470
comScore, Inc.(1)	9,378	268,305
CoStar Group, Inc.(1)	4,216	778,189
Demand Media, Inc.(1)	144,787	835,421
IAC/InterActiveCorp	10,453	718,017
support.com, Inc.(1)	20,108	76,209
United Online, Inc.	14,008	192,750
ValueClick, Inc.(1)	77,754	1,817,111
XO Group, Inc.(1)	63,714	946,790
		5,722,262
IT SERVICES — 2.8%
CACI International, Inc., Class A(1)	19,068	1,396,159
CSG Systems International, Inc.	26,888	790,507
Euronet Worldwide, Inc.(1)	45,860	2,194,401
Global Cash Access Holdings, Inc.(1)	144,224	1,440,798
Hackett Group, Inc. (The)	10,041	62,355
Heartland Payment Systems, Inc.	36,909	1,839,544
MoneyGram International, Inc.(1)	47,891	995,175
PRGX Global, Inc.(1)	19,427	130,549
Sapient Corp.(1)	4,116	71,454
		8,920,942
LEISURE EQUIPMENT AND PRODUCTS — 1.5%
Arctic Cat, Inc.	9,001	512,877
Brunswick Corp.	50,681	2,334,367
Sturm Ruger & Co., Inc.	26,253	1,918,832
		4,766,076
LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Albany Molecular Research, Inc.(1)	89,035	897,473
Charles River Laboratories International, Inc.(1)	6,961	369,211
		1,266,684
MACHINERY — 4.9%
Actuant Corp., Class A	51,292	1,879,339
Altra Industrial Motion Corp.	6,755	231,156
Barnes Group, Inc.	29,285	1,121,908
CIRCOR International, Inc.	13,061	1,055,068
Columbus McKinnon Corp.(1)	12,122	328,991
Greenbrier Cos., Inc.(1)	53,945	1,771,554
Hyster-Yale Materials Handling, Inc.	21,864	2,036,850
Kadant, Inc.	14,491	587,175
Lindsay Corp.	19,993	1,654,421
Lydall, Inc.(1)	37,710	664,450
Mueller Water Products, Inc. Class A	214,830	2,012,957
Rexnord Corp.(1)	36,069	974,224
WABCO Holdings, Inc.(1)	9,929	927,468
Xerium Technologies, Inc.(1)	32,193	530,863
		15,776,424
MARINE — 0.5%
Matson, Inc.	68,302	1,783,365
MEDIA — 2.0%
Cumulus Media, Inc. Class A(1)	196,442	1,518,497
Digital Generation, Inc.(1)	29,459	375,602
Entercom Communications Corp., Class A(1)	11,964	125,742
Harte-Hanks, Inc.	107,166	838,038
MDC Partners, Inc., Class A	17,764	453,159
Meredith Corp.	7,810	404,558
Scholastic Corp.	51,366	1,746,958
Valassis Communications, Inc.	26,945	922,866
		6,385,420
METALS AND MINING — 0.8%
Gold Resource Corp.	100,934	457,231
Handy & Harman Ltd.(1)	2,482	60,089
Olympic Steel, Inc.	8,074	233,985
Worthington Industries, Inc.	40,376	1,699,022
		2,450,327
MULTI-UTILITIES — 0.2%
Black Hills Corp.	10,767	565,375
MULTILINE RETAIL — 0.2%
Dillard’s, Inc., Class A	8,056	783,124
OIL, GAS AND CONSUMABLE FUELS — 2.9%
Abraxas Petroleum Corp.(1)	45,404	148,925
Alon USA Energy, Inc.	112,017	1,852,761
Equal Energy Ltd.	60,224	321,596
Green Plains Renewable Energy, Inc.	65,379	1,267,699
Renewable Energy Group, Inc.(1)	57,118	654,572
REX American Resources Corp.(1)	20,524	917,628
Stone Energy Corp.(1)	46,468	1,607,328

10

Shares	Value
Warren Resources, Inc.(1)	139,575	$438,266
Western Refining, Inc.	52,237	2,215,371
		9,424,146
PAPER AND FOREST PRODUCTS — 1.3%
Louisiana-Pacific Corp.(1)	118,293	2,189,604
Schweitzer-Mauduit International, Inc.	36,298	1,868,258
		4,057,862
PERSONAL PRODUCTS — 1.0%
Medifast, Inc.(1)	55,206	1,442,533
USANA Health Sciences, Inc.(1)	21,996	1,662,457
		3,104,990
PHARMACEUTICALS — 1.3%
Lannett Co., Inc.(1)	30,777	1,018,719
Prestige Brands Holdings, Inc.(1)	22,164	793,471
Questcor Pharmaceuticals, Inc.	38,461	2,094,201
SciClone Pharmaceuticals, Inc.(1)	39,452	198,838
		4,105,229
PROFESSIONAL SERVICES — 3.4%
Barrett Business Services, Inc.	6,702	621,544
FTI Consulting, Inc.(1)	44,716	1,839,616
Huron Consulting Group, Inc.(1)	30,754	1,928,891
ICF International, Inc.(1)	10,240	355,430
Kforce, Inc.	73,303	1,499,779
Korn/Ferry International(1)	51,349	1,341,236
Navigant Consulting, Inc.(1)	87,235	1,674,912
RPX Corp.(1)	100,664	1,701,222
VSE Corp.	1,290	61,933
		11,024,563
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.4%
Alexander’s, Inc.	280	92,400
CubeSmart	122,910	1,959,186
CYS Investments, Inc.	31,536	233,682
First Industrial Realty Trust, Inc.	56,063	978,299
Gramercy Property Trust, Inc.(1)	211,594	1,216,666
LTC Properties, Inc.	12,934	457,734
New Residential Investment Corp.	44,752	298,943
Pennsylvania Real Estate Investment Trust	66,701	1,265,985
Potlatch Corp.	40,039	1,671,228
PS Business Parks, Inc.	23,127	1,767,365
RLJ Lodging Trust	84,403	2,052,681
Rouse Properties, Inc.	18,584	412,379
Spirit Realty Capital, Inc.	1	10
Sunstone Hotel Investors, Inc.	137,005	1,835,867
		14,242,425
ROAD AND RAIL — 0.9%
Arkansas Best Corp.	24,051	810,038
Swift Transportation Co.(1)	89,355	1,984,574
		2,794,612
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.9%
Advanced Energy Industries, Inc.(1)	38,609	882,602
Applied Micro Circuits Corp.(1)	34,952	467,658
Cabot Microelectronics Corp.(1)	17,981	821,732
Cirrus Logic, Inc.(1)	64,595	1,319,676
First Solar, Inc.(1)	23,130	1,263,823
International Rectifier Corp.(1)	26,466	689,969
MaxLinear, Inc., Class A(1)	64,134	668,918
Microsemi Corp.(1)	68,177	1,701,016
PLX Technology, Inc.(1)	129,420	851,584
PMC – Sierra, Inc.(1)	126,017	810,289
Power Integrations, Inc.	25,382	1,416,823
Rambus, Inc.(1)	63,859	604,745
Semtech Corp.(1)	58,222	1,471,852
Sigma Designs, Inc.(1)	26,223	123,772
Synaptics, Inc.(1)	33,204	1,720,299
TriQuint Semiconductor, Inc.(1)	105,437	879,344
Ultra Clean Holdings, Inc.(1)	7,694	77,171
		15,771,273
SOFTWARE — 5.1%
Advent Software, Inc.	11,264	394,127
Aspen Technology, Inc.(1)	39,347	1,644,705
Cadence Design Systems, Inc.(1)	33,428	468,661
Comverse, Inc.(1)	16,400	636,320
Manhattan Associates, Inc.(1)	18,390	2,160,457
Mentor Graphics Corp.	84,544	2,034,974
NetScout Systems, Inc.(1)	52,553	1,555,043
Pegasystems, Inc.	15,492	761,897
PTC, Inc.(1)	69,486	2,459,109
Rosetta Stone, Inc.(1)	1,429	17,462
SS&C Technologies Holdings, Inc.(1)	28,743	1,272,165

11

Shares	Value
TeleNav, Inc.(1)	41,942	$276,398
TiVo, Inc.(1)	146,190	1,918,013
Verint Systems, Inc.(1)	21,041	903,501
		16,502,832
SPECIALTY RETAIL — 3.2%
Big 5 Sporting Goods Corp.	73,653	1,459,802
Brown Shoe Co., Inc.	72,090	2,028,613
Buckle, Inc. (The)	34,722	1,824,988
Childrens Place Retail Stores, Inc. (The)(1)	33,049	1,882,802
Destination Maternity Corp.	17,184	513,458
Five Below, Inc.(1)	37,371	1,614,427
GameStop Corp., Class A	22,478	1,107,266
		10,431,356
TEXTILES, APPAREL AND LUXURY GOODS — 1.1%
Columbia Sportswear Co.	4,389	345,634
Culp, Inc.	18,544	379,225
Iconix Brand Group, Inc.(1)	52,354	2,078,454
Unifi, Inc.(1)	26,478	721,260
		3,524,573
THRIFTS AND MORTGAGE FINANCE — 0.6%
Flagstar Bancorp, Inc.(1)	42,671	837,205
Ocwen Financial Corp.(1)	21,238	1,177,647
		2,014,852
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp.	14,094	285,122
USA Mobility, Inc.	23,480	335,294
		620,416
TOTAL COMMON STOCKS (Cost $248,788,293)		319,818,858
Temporary Cash Investments — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $516,056), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $506,082)		506,082
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $619,563), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $607,298)		607,298
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $227,105), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $222,676)		222,676
SSgA U.S. Government Money Market Fund	1,779,438	1,779,438
TOTAL TEMPORARY CASH INVESTMENT (Cost $3,115,494)		3,115,494
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $251,903,787)		322,934,352
OTHER ASSETS AND LIABILITIES — (0.2)%		(627,821)
TOTAL NET ASSETS — 100.0%		$322,306,531

Notes to Schedule of Investments

(1)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $251,903,787)	$322,934,352
Receivable for capital shares sold	149,456
Dividends and interest receivable	170,919
323,254,727

Liabilities
Payable for capital shares redeemed	771,867
Accrued management fees	176,329
948,196

Net Assets	$322,306,531

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	125,000,000
Shares outstanding	30,650,543

Net Asset Value Per Share	$10.52

Net Assets Consist of:
Capital (par value and paid-in surplus)	$245,423,876
Distributions in excess of net investment income	(36,916)
Undistributed net realized gain	5,889,006
Net unrealized appreciation	71,030,565
$322,306,531

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,411)	$1,813,096
Interest	339
1,813,435

Expenses:
Management fees	964,064
Directors’ fees and expenses	8,523
Other expenses	246
972,833

Net investment income (loss)	840,602

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	24,099,021
Futures contract transactions	(5,532)
24,093,489

Change in net unrealized appreciation (depreciation) on investments	30,485,095

Net realized and unrealized gain (loss)	54,578,584

Net Increase (Decrease) in Net Assets Resulting from Operations	$55,419,186

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED) AND YEAR ENDED JUNE 30, 2013
Increase (Decrease) in Net Assets	December 31, 2013	June 30, 2013
Operations
Net investment income (loss)	$840,602	$2,354,665
Net realized gain (loss)	24,093,489	23,434,667
Change in net unrealized appreciation (depreciation)	30,485,095	26,674,960
Net increase (decrease) in net assets resulting from operations	55,419,186	52,464,292

Distributions to Shareholders
From net investment income	(1,227,746)	(2,238,453)
From net realized gains	(36,394,986)	(9,263,359)
Decrease in net assets from distributions	(37,622,732)	(11,501,812)

Capital Share Transactions
Proceeds from shares sold	30,581,697	57,254,934
Proceeds from reinvestment of distributions	37,622,732	11,501,812
Payments for shares redeemed	(19,559,438)	(31,289,776)
Net increase (decrease) in net assets from capital share transactions	48,644,991	37,466,970

Net increase (decrease) in net assets	66,441,445	78,429,450

Net Assets
Beginning of period	255,865,086	177,435,636
End of period	$322,306,531	$255,865,086

Undistributed (distributions in excess of) net investment income	$(36,916)	$350,228

Transactions in Shares of the Fund
Sold	2,815,222	6,635,354
Issued in reinvestment of distributions	3,712,263	1,391,954
Redeemed	(1,760,717)	(3,604,188)
Net increase (decrease) in shares of the fund	4,766,768	4,423,120

See Notes to Financial Statements.

15

Notes to Financial Statements

DECEMBER 31, 2013 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

16

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

17

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5380% to 0.7200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the six months ended December 31, 2013 was 0.67%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2013 were $166,210,017 and $155,940,804, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$319,818,858	—	—
Temporary Cash Investments	1,779,438	$1,336,056	—
	$321,598,296	$1,336,056	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2013, the effect of equity price risk derivative instruments on the Statement of Operations was $(5,532) in net realized gain (loss) on futures contract transactions.

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund concentrates its investments in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

19

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$253,404,350
Gross tax appreciation of investments	$72,693,700
Gross tax depreciation of investments	(3,163,698)
Net tax appreciation (depreciation) of investments	$69,530,002

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2013(3)	$9.89	0.03	2.01	2.04	(0.04)	(1.37)	(1.41)	$10.52	21.24%	0.67%(4)	0.58%(4)	55%	$322,307
2013	$8.27	0.10	2.03	2.13	(0.10)	(0.41)	(0.51)	$9.89	26.98%	0.68%	1.12%	106%	$255,865
2012	$9.17	0.06	(0.23)	(0.17)	(0.03)	(0.70)	(0.73)	$8.27	(0.98)%	0.68%	0.67%	86%	$177,436
2011	$6.76	0.03	2.42	2.45	(0.04)	—	(0.04)	$9.17	36.29%	0.69%	0.38%	93%	$131,572
2010	$5.50	0.02	1.27	1.29	(0.03)	—	(0.03)	$6.76	23.50%	0.69%	0.34%	78%	$76,433
2009	$8.60	0.03	(3.11)	(3.08)	(0.02)	—	(0.02)	$5.50	(35.83)%	0.70%	0.56%	110%	$47,041

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

22

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available upon request by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81052 1402

SEMIANNUAL REPORT	DECEMBER 31, 2013

Small Company Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	22
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Stock Indices and Government Bond Yields Peaked at Year End

Stock indices and government bond yields mostly climbed during the six-month period. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks, low inflation, and investor optimism. These factors translated into outperformance by riskier assets—such as small-cap growth stocks and high-yield corporate bonds—and underperformance for more conservative/defensive stock and bond sectors. In this environment, the S&P 500 Index advanced 16.31%, reaching an all-time high, and the 10-year U.S. Treasury bond returned –3.09% as its yield climbed to 3.03%.

Stocks overcame—and U.S. Treasury bonds were temporarily bolstered by—volatility and uncertainty caused by the U.S. federal budget battle and temporary government shutdown. Other hurdles included the Treasury market’s “Taper Tantrum,” which pushed mortgage interest rates higher and tempered the U.S. housing market’s recovery. The housing and labor markets improved enough though to convince U.S. monetary policymakers to finally announce a reduction in their monthly bond-buying program. However, low inflation and other signs that the economy has not fully recovered kept the reduction modest and persuaded the policymakers to reaffirm plans to keep short-term interest rates low for an extended period.

Looking ahead, there’s less uncertainty than a year ago about U.S. monetary policies, the U.S. fiscal picture, and global economic strength, but headwinds persist. Stocks should not be expected to duplicate 2013’s results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of December 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ASQIX	21.10%	43.71%(2)	19.97%	7.77%	9.21%	7/31/98
Russell 2000 Index	—	19.82%	38.82%	20.07%	9.06%	8.09%	—
Institutional Class	ASCQX	21.26%	44.10%(2)	20.21%	8.00%	10.56%	10/1/99
A Class(3) No sales charge* With sales charge*	ASQAX	21.02% 14.06%	43.34%(2) 35.14%(2)	19.68% 18.26%	7.50% 6.86%	8.51% 8.03%	9/7/00
C Class No sales charge* With sales charge*	ASQCX	20.45% 19.45%	42.24%(2) 42.24%(2)	— —	— —	18.38% 18.38%	3/1/10
R Class	ASCRX	20.80%	42.99%(2)	19.35%	7.24%	8.78%	8/29/03

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.88%	0.68%	1.13%	1.88%	1.38%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2013
Top Ten Holdings	% of net assets
PTC, Inc.	0.8%
Esterline Technologies Corp.	0.8%
ARRIS Group, Inc.	0.7%
Align Technology, Inc.	0.7%
Brunswick Corp.	0.7%
Western Refining, Inc.	0.7%
EnerSys	0.7%
Olin Corp.	0.7%
Jack in the Box, Inc.	0.7%
Euronet Worldwide, Inc.	0.7%

Top Five Industries	% of net assets
Software	5.1%
Commercial Banks	4.8%
Semiconductors and Semiconductor Equipment	4.8%
Insurance	4.8%
Machinery	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.1%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	0.1%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(1) 7/1/13 – 12/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,211.00	$4.85	0.87%
Institutional Class	$1,000	$1,212.60	$3.74	0.67%
A Class	$1,000	$1,210.20	$6.24	1.12%
C Class	$1,000	$1,204.50	$10.39	1.87%
R Class	$1,000	$1,208.00	$7.62	1.37%
Hypothetical
Investor Class	$1,000	$1,020.82	$4.43	0.87%
Institutional Class	$1,000	$1,021.83	$3.41	0.67%
A Class	$1,000	$1,019.56	$5.70	1.12%
C Class	$1,000	$1,015.78	$9.50	1.87%
R Class	$1,000	$1,018.30	$6.97	1.37%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 98.1%
AEROSPACE AND DEFENSE — 1.7%
AAR Corp.	81,722	$ 2,289,033
Alliant Techsystems, Inc.	5,175	629,694
Ducommun, Inc.(1)	32,414	966,261
Engility Holdings, Inc.(1)	2,621	87,542
Esterline Technologies Corp.(1)	31,927	3,255,277
Kratos Defense & Security Solutions, Inc.(1)	28,559	219,333
		7,447,140
AIR FREIGHT AND LOGISTICS — 0.1%
Pacer International, Inc.(1)	20,918	172,783
Park-Ohio Holdings Corp.(1)	1,263	66,181
		238,964
AIRLINES — 1.3%
Alaska Air Group, Inc.	25,985	1,906,520
Republic Airways Holdings, Inc.(1)	103,299	1,104,266
Skywest, Inc.	116,759	1,731,536
Spirit Airlines, Inc.(1)	19,069	865,923
		5,608,245
AUTO COMPONENTS — 0.7%
Fuel Systems Solutions, Inc.(1)	23,989	332,727
Stoneridge, Inc.(1)	74,330	947,708
Tenneco, Inc.(1)	19,067	1,078,620
Tower International, Inc.(1)	28,359	606,883
		2,965,938
BIOTECHNOLOGY — 1.4%
Alkermes plc(1)	866	35,211
Arena Pharmaceuticals, Inc.(1)	188,769	1,104,299
Cytokinetics, Inc.(1)	55,405	360,132
Emergent Biosolutions, Inc.(1)	36,771	845,365
Isis Pharmaceuticals, Inc.(1)	14,745	587,441
Ligand Pharmaceuticals, Inc. Class B(1)	2,770	145,702
PDL BioPharma, Inc.	272,229	2,297,613
Regulus Therapeutics, Inc.(1)	12,766	94,341
Repligen Corp.(1)	25,190	343,592
Threshold Pharmaceuticals, Inc.(1)	70,470	329,095
		6,142,791
BUILDING PRODUCTS†
Gibraltar Industries, Inc.(1)	1,567	29,130
Insteel Industries, Inc.	5,352	121,651
		150,781
CAPITAL MARKETS — 3.8%
Calamos Asset Management, Inc., Class A	90,521	1,071,769
Cowen Group, Inc. Class A(1)	53,034	207,363
Diamond Hill Investment Group, Inc.	6,445	762,701
Evercore Partners, Inc., Class A	45,903	2,744,081
FBR & Co.(1)	39,119	1,031,959
FXCM, Inc., Class A	123,323	2,200,082
Investment Technology Group, Inc.(1)	95,971	1,973,164
Janus Capital Group, Inc.	144,153	1,783,173
Manning & Napier, Inc.	90,378	1,595,172
Pzena Investment Management, Inc., Class A	31,981	376,097
WisdomTree Investments, Inc.(1)	159,896	2,831,758
		16,577,319
CHEMICALS — 1.6%
American Pacific Corp.(1)	20,505	764,016
FutureFuel Corp.	63,344	1,000,835
Olin Corp.	102,664	2,961,857
Quaker Chemical Corp.	27,609	2,127,826
		6,854,534
COMMERCIAL BANKS — 4.8%
Ameris Bancorp(1)	16,458	347,428
Cardinal Financial Corp.	11,100	199,800
Cathay General Bancorp.	52,837	1,412,333
Customers Bancorp, Inc.(1)	12,508	255,914
CVB Financial Corp.	82,190	1,402,983
Eagle Bancorp, Inc.(1)	5,745	175,969
First BanCorp(1)	94,875	587,276
First Interstate Bancsystem, Inc.	80,465	2,282,792
First Midwest Bancorp., Inc.	58,897	1,032,464
Hancock Holding Co.	69,363	2,544,235
Home Bancshares, Inc.	41,650	1,555,627
OFG Bancorp	140,764	2,440,848
PrivateBancorp, Inc.	93,060	2,692,226
S&T Bancorp, Inc.	4,047	102,430

7

Shares	Value
Texas Capital Bancshares, Inc.(1)	9,534	$ 593,015
Trico Bancshares	4,669	132,460
United Community Banks, Inc.(1)	130,823	2,322,108
Wintrust Financial Corp.	18,508	853,589
		20,933,497
COMMERCIAL SERVICES AND SUPPLIES — 3.2%
Cenveo, Inc.(1)	184,496	634,666
Deluxe Corp.	53,583	2,796,497
Ennis, Inc.	39,394	697,274
Herman Miller, Inc.	70,565	2,083,079
Intersections, Inc.	51,156	398,505
Kimball International, Inc. Class B	66,660	1,001,900
Mine Safety Appliances Co.	20,598	1,054,824
Quad/Graphics, Inc.	58,457	1,591,784
Steelcase, Inc., Class A	142,006	2,252,215
United Stationers, Inc.	24,305	1,115,356
		13,626,100
COMMUNICATIONS EQUIPMENT — 1.8%
ARRIS Group, Inc.(1)	132,312	3,223,782
Brocade Communications Systems, Inc.(1)	108,382	961,348
Ciena Corp.(1)	119,284	2,854,466
Finisar Corp.(1)	10,592	253,361
Harmonic, Inc.(1)	38,420	283,540
		7,576,497
COMPUTERS AND PERIPHERALS — 0.3%
Silicon Graphics International Corp.(1)	109,742	1,471,640
CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc.(1)	102,980	1,008,174
CONSUMER FINANCE — 1.9%
Cash America International, Inc.	58,922	2,256,713
Credit Acceptance Corp.(1)	7,060	917,729
DFC Global Corp.(1)	82,753	947,522
Green Dot Corp. Class A(1)	3,477	87,447
Portfolio Recovery Associates, Inc.(1)	37,072	1,958,884
World Acceptance Corp.(1)	23,950	2,096,343
		8,264,638
CONTAINERS AND PACKAGING — 0.7%
Berry Plastics Group, Inc.(1)	91,732	2,182,304
Graphic Packaging Holding Co.(1)	3,851	36,970
Myers Industries, Inc.	32,864	694,088
		2,913,362
DIVERSIFIED CONSUMER SERVICES — 0.6%
Capella Education Co.	8,840	587,330
ITT Educational Services, Inc.(1)	31,344	1,052,531
K12, Inc.(1)	17,427	379,037
Strayer Education, Inc.	19,738	680,369
		2,699,267
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Interactive Brokers Group, Inc., Class A	39,618	964,302
PHH Corp.(1)	103,596	2,522,563
		3,486,865
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
Atlantic Tele-Network, Inc.	22,750	1,286,968
IDT Corp., Class B	58,856	1,051,757
Inteliquent, Inc.	191,639	2,188,517
magicJack VocalTec Ltd.(1)	3,248	38,716
Premiere Global Services, Inc.(1)	150,371	1,742,800
Vonage Holdings Corp.(1)	135,394	450,862
		6,759,620
ELECTRIC UTILITIES — 0.4%
PNM Resources, Inc.	3,810	91,897
UNS Energy Corp.	29,171	1,745,885
		1,837,782
ELECTRICAL EQUIPMENT — 0.8%
Coleman Cable, Inc.	10,185	267,051
EnerSys	42,294	2,964,386
Generac Holdings, Inc.	5,800	328,512
		3,559,949
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.4%
Agilysys, Inc.(1)	13,568	188,867
Benchmark Electronics, Inc.(1)	106,721	2,463,121
Checkpoint Systems, Inc.(1)	121,338	1,913,500
Coherent, Inc.(1)	22,431	1,668,642
GSI Group, Inc.(1)	50,192	564,158
Insight Enterprises, Inc.(1)	3,426	77,804
Itron, Inc.(1)	16,480	682,766
PC Connection, Inc.	5,241	130,239
Plexus Corp.(1)	20,021	866,709
Sanmina Corp.(1)	143,022	2,388,467
ScanSource, Inc.(1)	30,520	1,294,964
SYNNEX Corp.(1)	32,419	2,185,041
Tech Data Corp.(1)	4,675	241,230
		14,665,508

8

Shares	Value
ENERGY EQUIPMENT AND SERVICES — 0.6%
Dawson Geophysical Co.(1)	15,903	$ 537,840
Exterran Holdings, Inc.(1)	44,802	1,532,228
Newpark Resources, Inc.(1)	26,022	319,810
TGC Industries, Inc.	23,884	174,353
		2,564,231
FOOD AND STAPLES RETAILING — 1.5%
Andersons, Inc. (The)	27,766	2,475,894
Pantry, Inc. (The)(1)	61,000	1,023,580
Rite Aid Corp.(1)	180,481	913,234
Roundy’s, Inc.	212,268	2,092,963
		6,505,671
FOOD PRODUCTS — 1.5%
Chiquita Brands International, Inc.(1)	73,143	855,773
Omega Protein Corp.(1)	46,689	573,808
Pilgrim’s Pride Corp.(1)	147,720	2,400,450
Sanderson Farms, Inc.	36,431	2,635,054
		6,465,085
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.2%
Align Technology, Inc.(1)	55,747	3,185,941
Anika Therapeutics, Inc.(1)	61,430	2,344,169
CONMED Corp.	5,675	241,187
Cyberonics, Inc.(1)	38,620	2,529,996
Greatbatch, Inc.(1)	39,298	1,738,543
Hill-Rom Holdings, Inc.	46,506	1,922,558
Medical Action Industries, Inc.(1)	9,609	82,253
NuVasive, Inc.(1)	31,641	1,022,954
PhotoMedex, Inc.(1)	36,500	472,675
Symmetry Medical, Inc.(1)	29,758	299,961
		13,840,237
HEALTH CARE PROVIDERS AND SERVICES — 3.6%
Addus HomeCare Corp.(1)	47,717	1,071,247
AMN Healthcare Services, Inc.(1)	139,791	2,054,928
Amsurg Corp.(1)	47,568	2,184,322
Chemed Corp.	29,928	2,293,083
Gentiva Health Services, Inc.(1)	26,041	323,169
Hanger, Inc.(1)	21,452	843,922
LHC Group, Inc.(1)	7,276	174,915
Owens & Minor, Inc.	67,117	2,453,797
PharMerica Corp.(1)	105,240	2,262,660
Providence Service Corp. (The)(1)	65,183	1,676,507
Skilled Healthcare Group, Inc. Class A(1)	54,172	260,567
		15,599,117
HEALTH CARE TECHNOLOGY — 0.5%
MedAssets, Inc.(1)	102,189	2,026,408
HOTELS, RESTAURANTS AND LEISURE — 3.3%
CEC Entertainment, Inc.	49,988	2,213,468
Cracker Barrel Old Country Store, Inc.	24,075	2,649,935
Interval Leisure Group, Inc.	88,179	2,724,731
Jack in the Box, Inc.(1)	58,745	2,938,425
Jamba, Inc.(1)	24,548	305,132
Marriott Vacations Worldwide Corp.(1)	30,551	1,611,871
Monarch Casino & Resort, Inc.(1)	18,584	373,167
Ruth’s Hospitality Group, Inc.	58,904	837,026
Town Sports International Holdings, Inc.	38,155	563,168
		14,216,923
HOUSEHOLD DURABLES — 0.8%
CSS Industries, Inc.	19,112	548,132
iRobot Corp.(1)	63,706	2,215,058
Libbey, Inc.(1)	19,253	404,313
Skullcandy, Inc.(1)	44,949	324,082
		3,491,585
HOUSEHOLD PRODUCTS — 0.1%
Orchids Paper Products Co.	18,140	595,718
INSURANCE — 4.8%
American Equity Investment Life Holding Co.	106,124	2,799,551
AMERISAFE, Inc.	37,733	1,593,842
Amtrust Financial Services, Inc.	58,858	1,924,068
CNO Financial Group, Inc.	121,070	2,141,728
FBL Financial Group, Inc., Class A	10,896	488,032
First American Financial Corp.	66,504	1,875,413
HCI Group, Inc.	16,894	903,829
Infinity Property & Casualty Corp.	4,941	354,517
Maiden Holdings Ltd.	198,160	2,165,889
OneBeacon Insurance Group Ltd. Class A	59,742	945,118
Selective Insurance Group, Inc.	7,888	213,449
Stewart Information Services Corp.	62,980	2,032,365
United Fire Group, Inc.	32,561	933,198
Universal Insurance Holdings, Inc.	168,951	2,446,411
		20,817,410

9

Shares	Value
INTERNET AND CATALOG RETAIL — 2.2%
FTD Cos., Inc.(1)	24,607	$ 801,696
HSN, Inc.	44,565	2,776,399
Orbitz Worldwide, Inc.(1)	257,365	1,847,881
Overstock.com, Inc.(1)	63,334	1,950,054
PetMed Express, Inc.	135,307	2,250,155
		9,626,185
INTERNET SOFTWARE AND SERVICES — 1.7%
Carbonite, Inc.(1)	9,978	118,040
comScore, Inc.(1)	12,409	355,021
CoStar Group, Inc.(1)	5,612	1,035,863
Demand Media, Inc.(1)	177,445	1,023,858
IAC/InterActiveCorp	14,550	999,439
support.com, Inc.(1)	38,345	145,327
United Online, Inc.	17,576	241,846
ValueClick, Inc.(1)	101,591	2,374,182
XO Group, Inc.(1)	82,346	1,223,662
		7,517,238
IT SERVICES — 2.7%
CACI International, Inc., Class A(1)	25,535	1,869,673
CSG Systems International, Inc.	33,454	983,548
Euronet Worldwide, Inc.(1)	60,747	2,906,744
Global Cash Access Holdings, Inc.(1)	198,013	1,978,150
Hackett Group, Inc. (The)	13,487	83,754
Heartland Payment Systems, Inc.	49,463	2,465,236
MoneyGram International, Inc.(1)	64,657	1,343,572
PRGX Global, Inc.(1)	23,047	154,876
Sapient Corp.(1)	4,920	85,411
		11,870,964
LEISURE EQUIPMENT AND PRODUCTS — 1.4%
Arctic Cat, Inc.	10,019	570,883
Brunswick Corp.	66,992	3,085,651
Sturm Ruger & Co., Inc.	34,555	2,525,625
		6,182,159
LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Albany Molecular Research, Inc.(1)	121,989	1,229,649
Charles River Laboratories International, Inc.(1)	9,148	485,210
		1,714,859
MACHINERY — 4.7%
Actuant Corp., Class A	68,519	2,510,536
Altra Industrial Motion Corp.	10,469	358,249
Barnes Group, Inc.	38,684	1,481,984
CIRCOR International, Inc.	17,628	1,423,990
Columbus McKinnon Corp.(1)	12,321	334,392
Greenbrier Cos., Inc.(1)	72,101	2,367,797
Hyster-Yale Materials Handling, Inc.	28,382	2,644,067
Kadant, Inc.	12,889	522,262
Lindsay Corp.	26,932	2,228,623
Lydall, Inc.(1)	51,148	901,228
Mueller Water Products, Inc. Class A	287,598	2,694,793
Rexnord Corp.(1)	48,507	1,310,174
WABCO Holdings, Inc.(1)	10,412	972,585
Xerium Technologies, Inc.(1)	40,651	670,335
		20,421,015
MARINE — 0.6%
Matson, Inc.	91,283	2,383,399
MEDIA — 2.0%
Cumulus Media, Inc. Class A(1)	258,968	2,001,823
Digital Generation, Inc.(1)	37,857	482,677
Entercom Communications Corp., Class A(1)	17,066	179,364
Harte-Hanks, Inc.	143,884	1,125,173
MDC Partners, Inc., Class A	23,575	601,398
Meredith Corp.	10,577	547,888
Scholastic Corp.	70,023	2,381,482
Valassis Communications, Inc.	36,720	1,257,660
		8,577,465
METALS AND MINING — 0.8%
Gold Resource Corp.	136,641	618,984
Handy & Harman Ltd.(1)	4,306	104,248
Olympic Steel, Inc.	10,226	296,350
Worthington Industries, Inc.	53,964	2,270,805
		3,290,387
MULTI-UTILITIES — 0.2%
Black Hills Corp.	13,760	722,538
MULTILINE RETAIL — 0.2%
Dillard’s, Inc., Class A	10,768	1,046,757
OIL, GAS AND CONSUMABLE FUELS — 2.9%
Abraxas Petroleum Corp.(1)	65,576	215,089
Alon USA Energy, Inc.	142,532	2,357,479
Equal Energy Ltd.	78,688	420,194
Green Plains Renewable Energy, Inc.	88,315	1,712,428
Renewable Energy Group, Inc.(1)	72,890	835,319
REX American Resources Corp.(1)	27,043	1,209,093

10

Shares	Value
Stone Energy Corp.(1)	61,314	$ 2,120,851
Warren Resources, Inc.(1)	183,091	574,906
Western Refining, Inc.	70,486	2,989,311
		12,434,670
PAPER AND FOREST PRODUCTS — 1.3%
Louisiana-Pacific Corp.(1)	157,022	2,906,477
Schweitzer-Mauduit International, Inc.	48,404	2,491,354
		5,397,831
PERSONAL PRODUCTS — 1.0%
Medifast, Inc.(1)	73,337	1,916,296
USANA Health Sciences, Inc.(1)	29,315	2,215,627
		4,131,923
PHARMACEUTICALS — 1.3%
Lannett Co., Inc.(1)	40,213	1,331,050
Prestige Brands Holdings, Inc.(1)	29,553	1,057,997
Questcor Pharmaceuticals, Inc.	51,064	2,780,435
SciClone Pharmaceuticals, Inc.(1)	51,397	259,041
		5,428,523
PROFESSIONAL SERVICES — 3.4%
Barrett Business Services, Inc.	9,636	893,643
FTI Consulting, Inc.(1)	58,977	2,426,314
Huron Consulting Group, Inc.(1)	40,727	2,554,397
ICF International, Inc.(1)	14,190	492,535
Kforce, Inc.	89,070	1,822,372
Korn/Ferry International(1)	68,798	1,797,004
Navigant Consulting, Inc.(1)	117,906	2,263,795
RPX Corp.(1)	134,427	2,271,816
VSE Corp.	1,563	75,040
		14,596,916
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.4%
Alexander’s, Inc.	471	155,430
CubeSmart	166,817	2,659,063
CYS Investments, Inc.	42,748	316,763
First Industrial Realty Trust, Inc.	72,374	1,262,926
Gramercy Property Trust, Inc.(1)	278,557	1,601,703
LTC Properties, Inc.	21,284	753,241
New Residential Investment Corp.	59,882	400,012
Pennsylvania Real Estate Investment Trust	72,775	1,381,269
Potlatch Corp.	54,096	2,257,967
PS Business Parks, Inc.	31,942	2,441,008
RLJ Lodging Trust	117,782	2,864,458
Rouse Properties, Inc.	28,247	626,801
Sunstone Hotel Investors, Inc.	181,365	2,430,291
		19,150,932
ROAD AND RAIL — 0.9%
Arkansas Best Corp.	32,476	1,093,791
Swift Transportation Co.(1)	118,380	2,629,220
		3,723,011
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.8%
Advanced Energy Industries, Inc.(1)	53,505	1,223,124
Applied Micro Circuits Corp.(1)	47,833	640,006
Cabot Microelectronics Corp.(1)	23,428	1,070,660
Cirrus Logic, Inc.(1)	86,042	1,757,838
First Solar, Inc.(1)	31,142	1,701,599
International Rectifier Corp.(1)	34,888	909,530
MaxLinear, Inc., Class A(1)	90,040	939,117
Microsemi Corp.(1)	89,434	2,231,378
PLX Technology, Inc.(1)	153,604	1,010,714
PMC - Sierra, Inc.(1)	169,131	1,087,512
Power Integrations, Inc.	33,892	1,891,852
Rambus, Inc.(1)	83,290	788,756
Semtech Corp.(1)	77,551	1,960,489
Sigma Designs, Inc.(1)	31,994	151,012
Synaptics, Inc.(1)	43,690	2,263,579
TriQuint Semiconductor, Inc.(1)	138,491	1,155,015
Ultra Clean Holdings, Inc.(1)	12,569	126,067
		20,908,248
SOFTWARE — 5.1%
Advent Software, Inc.	16,191	566,523
Aspen Technology, Inc.(1)	52,252	2,184,134
Cadence Design Systems, Inc.(1)	40,420	566,688
Comverse, Inc.(1)	22,671	879,635
Manhattan Associates, Inc.(1)	24,273	2,851,592
Mentor Graphics Corp.	112,142	2,699,258
NetScout Systems, Inc.(1)	72,000	2,130,480
Pegasystems, Inc.	20,572	1,011,731
PTC, Inc.(1)	92,514	3,274,070
Rosetta Stone, Inc.(1)	2,486	30,379
SS&C Technologies Holdings, Inc.(1)	37,625	1,665,282

11

Shares	Value
TeleNav, Inc.(1)	58,714	$ 386,925
TiVo, Inc.(1)	194,981	2,558,151
Verint Systems, Inc.(1)	27,874	1,196,910
		22,001,758
SPECIALTY RETAIL — 3.2%
Big 5 Sporting Goods Corp.	97,225	1,926,999
Brown Shoe Co., Inc.	96,269	2,709,010
Buckle, Inc. (The)	46,182	2,427,326
Childrens Place Retail Stores, Inc. (The)(1)	44,024	2,508,047
Destination Maternity Corp.	22,950	685,746
Five Below, Inc.(1)	49,550	2,140,560
GameStop Corp., Class A	30,079	1,481,692
		13,879,380
TEXTILES, APPAREL AND LUXURY GOODS — 1.1%
Columbia Sportswear Co.	6,845	539,044
Culp, Inc.	24,807	507,303
Iconix Brand Group, Inc.(1)	69,832	2,772,331
Unifi, Inc.(1)	34,585	942,095
		4,760,773
THRIFTS AND MORTGAGE FINANCE — 0.6%
Flagstar Bancorp, Inc.(1)	56,798	1,114,377
Ocwen Financial Corp.(1)	26,784	1,485,173
		2,599,550
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp.	18,323	370,674
USA Mobility, Inc.	30,939	441,809
		812,483
TOTAL COMMON STOCKS (Cost $333,625,128)		424,089,960
Temporary Cash Investments — 1.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $1,287,109), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $1,262,233)		1,262,233
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $1,545,271), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $1,514,679)		1,514,679
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $566,429), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $555,382)		555,382
SSgA U.S. Government Money Market Fund	4,438,149	4,438,149
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,770,443)		7,770,443
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $341,395,571)		431,860,403
OTHER ASSETS AND LIABILITIES — 0.1%		501,169
TOTAL NET ASSETS — 100.0%		$432,361,572

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $341,395,571)	$431,860,403
Receivable for capital shares sold	934,343
Dividends and interest receivable	227,245
433,021,991

Liabilities
Payable for capital shares redeemed	352,188
Accrued management fees	299,239
Distribution and service fees payable	8,992
660,419

Net Assets	$432,361,572

Net Assets Consist of:
Capital (par value and paid-in surplus)	$450,967,285
Undistributed net investment income	425,736
Accumulated net realized loss	(109,496,281)
Net unrealized appreciation	90,464,832
$432,361,572

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$347,055,385	27,717,969	$12.52
Institutional Class, $0.01 Par Value	$45,179,337	3,592,417	$12.58
A Class, $0.01 Par Value	$37,526,087	3,055,286	$12.28*
C Class, $0.01 Par Value	$493,142	40,442	$12.19
R Class, $0.01 Par Value	$2,107,621	173,569	$12.14
* Maximum offering price $13.03 (net asset value divided by 0.9425).

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,174)	$ 2,366,291
Interest	632
2,366,923

Expenses:
Management fees	1,592,571
Distribution and service fees:
A Class	39,828
C Class	2,037
R Class	4,305
Directors’ fees and expenses	10,817
Other expenses	478
1,650,036

Net investment income (loss)	716,887

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	27,279,001
Futures contract transactions	41,590
27,320,591

Change in net unrealized appreciation (depreciation) on investments	42,069,290

Net realized and unrealized gain (loss)	69,389,881

Net Increase (Decrease) in Net Assets Resulting from Operations	$70,106,768

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED) AND YEAR ENDED JUNE 30, 2013
Increase (Decrease) in Net Assets	December 31, 2013	June 30, 2013
Operations
Net investment income (loss)	$ 716,887	$ 2,447,770
Net realized gain (loss)	27,320,591	33,870,193
Change in net unrealized appreciation (depreciation)	42,069,290	27,284,573
Net increase (decrease) in net assets resulting from operations	70,106,768	63,602,536

Distributions to Shareholders
From net investment income:
Investor Class	(603,019)	(1,851,351)
Institutional Class	(138,011)	(338,268)
A Class	(9,668)	(179,380)
C Class	—	(322)
R Class	—	(5,473)
Decrease in net assets from distributions	(750,698)	(2,374,794)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	61,318,310	(4,515,642)

Net increase (decrease) in net assets	130,674,380	56,712,100

Net Assets
Beginning of period	301,687,192	244,975,092
End of period	$432,361,572	$301,687,192

Undistributed net investment income	$425,736	$459,547

See Notes to Financial Statements.

15

Notes to Financial Statements

December 31, 2013 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth by investing primarily in stocks of small companies.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

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If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

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Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5380% to 0.7200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class for the six months ended December 31, 2013 was 0.87% for the Investor Class, A Class, C Class and R Class and 0.67% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2013 are detailed in the Statement of Operations.

18

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 26% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2013 were $206,478,141 and $148,724,456, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2013		Year ended June 30, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	175,000,000		200,000,000
Sold	7,583,736	$85,780,145	3,498,387	$32,689,224
Issued in reinvestment of distributions	52,848	591,890	208,686	1,814,208
Redeemed	(2,731,212)	(30,811,111)	(3,781,840)	(34,374,585)
	4,905,372	55,560,924	(74,767)	128,847
Institutional Class/Shares Authorized	50,000,000		100,000,000
Sold	391,978	4,522,633	725,575	6,624,102
Issued in reinvestment of distributions	12,268	137,887	38,679	337,845
Redeemed	(356,435)	(4,126,131)	(786,549)	(7,168,177)
	47,811	534,389	(22,295)	(206,230)
A Class/Shares Authorized	50,000,000		140,000,000
Sold	762,466	8,637,310	561,261	5,069,211
Issued in reinvestment of distributions	876	9,624	20,992	178,740
Redeemed	(353,244)	(3,972,504)	(1,147,527)	(10,046,009)
	410,098	4,674,430	(565,274)	(4,798,058)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	13,918	153,807	26,032	239,425
Issued in reinvestment of distributions	—	—	38	322
Redeemed	(3,464)	(37,687)	(5,586)	(51,722)
	10,454	116,120	20,484	188,025
R Class/Shares Authorized	10,000,000		10,000,000
Sold	63,104	712,633	64,202	577,806
Issued in reinvestment of distributions	—	—	605	5,089
Redeemed	(24,434)	(280,186)	(46,128)	(411,121)
	38,670	432,447	18,679	171,774
Net increase (decrease)	5,412,405	$61,318,310	(623,173)	$(4,515,642)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$424,089,960	—	—
Temporary Cash Investments	4,438,149	$3,332,294	—
	$428,528,109	$3,332,294	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2013, the effect of equity price risk derivative instruments on the Statement of Operations was $41,590 in net realized gain (loss) on futures contract transactions.

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8. Risk Factors

The fund concentrates its investments in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$341,507,456
Gross tax appreciation of investments	$95,264,951
Gross tax depreciation of investments	(4,912,004)
Net tax appreciation (depreciation) of investments	$90,352,947

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2013, the fund had accumulated short-term capital losses of ($136,766,473), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$10.36	0.02	2.16	2.18	(0.02)	$12.52	21.10%	0.87%(4)	0.38%(4)	41%	$347,055
2013	$8.24	0.08	2.12	2.20	(0.08)	$10.36	26.92%	0.88%	0.92%	93%	$236,280
2012	$8.38	0.04	(0.16)	(0.12)	(0.02)	$8.24	(1.37)%	0.89%	0.45%	72%	$188,519
2011	$6.15	0.01	2.23	2.24	(0.01)	$8.38	36.39%	0.89%	0.17%	61%	$218,642
2010	$5.00	0.01	1.16	1.17	(0.02)	$6.15	23.39%	0.90%	0.12%	44%	$234,727
2009	$7.76	0.02	(2.78)	(2.76)	—(5)	$5.00	(35.51)%	0.90%	0.33%	92%	$229,568
Institutional Class
2013(3)	$10.41	0.03	2.18	2.21	(0.04)	$12.58	21.26%	0.67%(4)	0.58%(4)	41%	$45,179
2013	$8.27	0.10	2.14	2.24	(0.10)	$10.41	27.27%	0.68%	1.12%	93%	$36,886
2012	$8.42	0.05	(0.15)	(0.10)	(0.05)	$8.27	(1.20)%	0.69%	0.65%	72%	$29,506
2011	$6.19	0.03	2.22	2.25	(0.02)	$8.42	36.43%	0.69%	0.37%	61%	$42,541
2010	$5.02	0.02	1.18	1.20	(0.03)	$6.19	23.87%	0.70%	0.32%	44%	$42,599
2009	$7.79	0.03	(2.79)	(2.76)	(0.01)	$5.02	(35.38)%	0.70%	0.53%	92%	$143,028

22

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(6)
2013(3)	$10.15	0.01	2.12	2.13	—(5)	$12.28	21.02%	1.12%(4)	0.13%(4)	41%	$37,526
2013	$8.08	0.06	2.07	2.13	(0.06)	$10.15	26.58%	1.13%	0.67%	93%	$26,862
2012	$8.22	0.02	(0.15)	(0.13)	(0.01)	$8.08	(1.64)%	1.14%	0.20%	72%	$25,944
2011	$6.05	(0.01)	2.18	2.17	—	$8.22	35.87%	1.14%	(0.08)%	61%	$33,452
2010	$4.91	(0.01)	1.16	1.15	(0.01)	$6.05	23.40%	1.15%	(0.13)%	44%	$35,567
2009	$7.65	—(5)	(2.74)	(2.74)	—	$4.91	(35.82)%	1.15%	0.08%	92%	$49,253
C Class
2013(3)	$10.12	(0.03)	2.10	2.07	—	$12.19	20.45%	1.87%(4)	(0.62)%(4)	41%	$493
2013	$8.08	(0.03)	2.10	2.07	(0.03)	$10.12	25.68%	1.88%	(0.08)%	93%	$303
2012	$8.27	(0.04)	(0.15)	(0.19)	—	$8.08	(2.30)%	1.89%	(0.55)%	72%	$77
2011	$6.13	(0.06)	2.20	2.14	—	$8.27	34.91%	1.89%	(0.83)%	61%	$74
2010(7)	$6.40	(0.02)	(0.25)	(0.27)	—	$6.13	(4.22)%	1.90%(4)	(0.79)%(4)	44%(8)	$24
R Class
2013(3)	$10.05	(0.01)	2.10	2.09	—	$12.14	20.80%	1.37%(4)	(0.12)%(4)	41%	$2,108
2013	$8.00	0.04	2.06	2.10	(0.05)	$10.05	26.33%	1.38%	0.42%	93%	$1,356
2012	$8.15	—(5)	(0.15)	(0.15)	—	$8.00	(1.84)%	1.39%	(0.05)%	72%	$930
2011	$6.01	(0.02)	2.16	2.14	—	$8.15	35.61%	1.39%	(0.33)%	61%	$945
2010	$4.89	(0.02)	1.14	1.12	—	$6.01	22.90%	1.40%	(0.38)%	44%	$384
2009	$7.63	(0.01)	(2.73)	(2.74)	—	$4.89	(35.91)%	1.40%	(0.17)%	92%	$321

23

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2013 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(7)	March 1, 2010 (commencement of sale) through June 30, 2010.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2010.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also availableat sec.gov.

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Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81047 1402

SEMIANNUAL REPORT	DECEMBER 31, 2013

Strategic Inflation Opportunities Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	19
Statement of Operations	20
Statement of Changes in Net Assets	21
Notes to Financial Statements	22
Financial Highlights	30
Additional Information	33

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Stock Indices and Government Bond Yields Peaked at Year End

Stock indices and government bond yields mostly climbed during the six-month period. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks, low inflation, and investor optimism. These factors translated into outperformance by riskier assets—such as small-cap growth stocks and high-yield corporate bonds—and underperformance for more conservative/defensive stock and bond sectors. In this environment, the S&P 500 Index advanced 16.31%, reaching an all-time high, and the 10-year U.S. Treasury bond returned –3.09% as its yield climbed to 3.03%.

Stocks overcame—and U.S. Treasury bonds were temporarily bolstered by—volatility and uncertainty caused by the U.S. federal budget battle and temporary government shutdown. Other hurdles included the Treasury market’s “Taper Tantrum,” which pushed mortgage interest rates higher and tempered the U.S. housing market’s recovery. The housing and labor markets improved enough though to convince U.S. monetary policymakers to finally announce a reduction in their monthly bond-buying program. However, low inflation and other signs that the economy has not fully recovered kept the reduction modest and persuaded the policymakers to reaffirm plans to keep short-term interest rates low for an extended period.

Looking ahead, there’s less uncertainty than a year ago about U.S. monetary policies, the U.S. fiscal picture, and global economic strength, but headwinds persist. Stocks should not be expected to duplicate 2013’s results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

Performance

Total Returns as of December 31, 2013
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ASIOX	1.94%(2)	-2.57%(2)	0.98%(2)	4/30/10
Barclays U.S. 1-3 Month Treasury Bill Index	—	0.02%	0.05%	0.08%	—
Institutional Class	ASINX	2.04%(2)	-2.37%(2)	1.19%(2)	4/30/10
A Class No sales charge* With sales charge*	ASIDX	1.82%(2) -4.01%(2)	-2.90%(2) -8.47%(2)	0.72%(2) -0.89%(2)	4/30/10
C Class No sales charge* With sales charge*	ASIZX	1.44%(2) 0.44%(2)	-3.52%(2) -3.52%(2)	-0.04%(2) -0.04%(2)	4/30/10
R Class	ASIUX	1.73%(2)	-3.01%(2)	0.49%(2)	4/30/10

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.20%	1.00%	1.45%	2.20%	1.70%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. There are certain risks involved in investing in forward foreign currency exchange contracts; changes in the value of foreign currencies against the U.S. dollar could result in losses to the fund. Commodity- and gold-related investing involves special risks, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments. The fund may be subject to certain risks similar to those associated with direct investment in real estate.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

DECEMBER 31, 2013
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	38.0%
Domestic Common Stocks	13.0%
Foreign Common Stocks	9.1%
Commercial Paper	19.8%
Exchange-Traded Funds	8.8%
Corporate Bonds	3.8%
Collateralized Mortgage Obligations	3.0%
Municipal Securities	1.2%
Commercial Mortgage-Backed Securities	1.0%
Warrants	—*
Temporary Cash Investments	1.4%
Other Assets and Liabilities	0.9%

*  Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(1) 7/1/13 – 12/31/13	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,019.40	$4.73	0.93%
Investor Class (before waiver)	$1,000	$1,019.40(2)	$5.55	1.09%
Institutional Class (after waiver)	$1,000	$1,020.40	$3.72	0.73%
Institutional Class (before waiver)	$1,000	$1,020.40(2)	$4.53	0.89%
A Class (after waiver)	$1,000	$1,018.20	$6.00	1.18%
A Class (before waiver)	$1,000	$1,018.20(2)	$6.82	1.34%
C Class (after waiver)	$1,000	$1,014.40	$9.80	1.93%
C Class (before waiver)	$1,000	$1,014.40(2)	$10.61	2.09%
R Class (after waiver)	$1,000	$1,017.30	$7.27	1.43%
R Class (before waiver)	$1,000	$1,017.30(2)	$8.08	1.59%
Hypothetical
Investor Class (after waiver)	$1,000	$1,020.52	$4.74	0.93%
Investor Class (before waiver)	$1,000	$1,019.71	$5.55	1.09%
Institutional Class (after waiver)	$1,000	$1,021.53	$3.72	0.73%
Institutional Class (before waiver)	$1,000	$1,020.72	$4.53	0.89%
A Class (after waiver)	$1,000	$1,019.26	$6.01	1.18%
A Class (before waiver)	$1,000	$1,018.45	$6.82	1.34%
C Class (after waiver)	$1,000	$1,015.48	$9.80	1.93%
C Class (before waiver)	$1,000	$1,014.67	$10.61	2.09%
R Class (after waiver)	$1,000	$1,018.00	$7.27	1.43%
R Class (before waiver)	$1,000	$1,017.19	$8.08	1.59%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

Schedule of Investments

DECEMBER 31, 2013 (UNAUDITED)

	Principal Amount/ Shares	Value
U.S. Treasury Securities — 38.0%
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	$705,835	$721,908
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	1,800,915	1,899,684
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	1,324,863	1,412,997
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	2,279,968	2,342,668
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	832,586	914,122
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	3,358,258	3,697,889
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	6,477,534	6,661,995
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	845,078	951,174
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	1,262,813	1,288,463
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	1,082,970	1,174,684
TOTAL U.S. TREASURY SECURITIES (Cost $21,154,674)		21,065,584
Common Stocks — 22.1%
BUILDING PRODUCTS — 0.3%
Fortune Brands Home & Security, Inc.	3,198	146,149
CAPITAL MARKETS — 0.3%
Blackstone Group LP	5,174	162,981
CHEMICALS — 0.1%
CF Industries Holdings, Inc.	74	17,245
Monsanto Co.	145	16,900
		34,145
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	108	10,794
Vulcan Materials Co.	696	41,356
		52,150
CONTAINERS AND PACKAGING — 0.1%
Crown Holdings, Inc.(2)	271	12,079
MeadWestvaco Corp.	976	36,044
Owens-Illinois, Inc.(2)	422	15,099
Sealed Air Corp.	485	16,514
		79,736
ENERGY EQUIPMENT AND SERVICES — 1.4%
Baker Hughes, Inc.	1,203	66,478
Calfrac Well Services Ltd.	482	14,066
Ensco plc, Class A	596	34,079
Halliburton Co.	2,512	127,484
Nabors Industries Ltd.	1,342	22,801
National Oilwell Varco, Inc.	1,195	95,038
Noble Corp. plc	672	25,180
Oceaneering International, Inc.	495	39,046
Patterson-UTI Energy, Inc.	957	24,231
Schlumberger Ltd.	2,766	249,244
Tidewater, Inc.	406	24,064
Weatherford International Ltd.(2)	2,578	39,933
		761,644
HOTELS, RESTAURANTS AND LEISURE — 1.2%
Galaxy Entertainment Group Ltd.(2)	6,000	53,815
Hilton Worldwide Holdings, Inc.(2)	702	15,619
Las Vegas Sands Corp.	2,071	163,340
Melia Hotels International SA	2,917	37,461
Sands China Ltd.	7,600	62,089
Starwood Hotels & Resorts Worldwide, Inc.	2,033	161,522
Wyndham Worldwide Corp.	2,203	162,339
		656,185
HOUSEHOLD DURABLES — 0.1%
Taylor Wimpey plc	34,161	63,074
METALS AND MINING — 0.6%
B2Gold Corp.(2)	7,000	14,366
Barrick Gold Corp.	1,408	24,823
Franco-Nevada Corp.	849	34,599
Freeport-McMoRan Copper & Gold, Inc.	2,622	98,954
Goldcorp, Inc. New York Shares	2,213	47,956
Kinross Gold Corp. New York Shares	1,800	7,884

Principal Amount/ Shares	Value
Randgold Resources Ltd. ADR	294	$18,466
Royal Gold, Inc.	510	23,496
Silver Wheaton Corp.	693	13,991
Tahoe Resources, Inc.(2)	1,245	20,710
Teck Resources Ltd.	785	20,418
Yamana Gold, Inc. New York Shares	2,306	19,878
		345,541
OIL, GAS AND CONSUMABLE FUELS — 4.7%
Anadarko Petroleum Corp.	1,263	100,181
Apache Corp.	818	70,299
Cabot Oil & Gas Corp.	232	8,992
Canadian Natural Resources Ltd.	1,638	55,430
Cheniere Energy, Inc.(2)	1,241	53,512
Chesapeake Energy Corp.	1,838	49,883
Chevron Corp.	2,234	279,049
ConocoPhillips	2,332	164,756
Devon Energy Corp.	1,176	72,759
Encana Corp.	2,820	50,901
Energy Transfer Equity LP	379	30,979
Energy Transfer Partners LP	385	22,041
Enterprise Products Partners LP	391	25,923
EOG Resources, Inc.	638	107,082
Exxon Mobil Corp.	3,211	324,953
Hess Corp.	858	71,214
Kinder Morgan, Inc.	1,810	65,160
Marathon Oil Corp.	1,990	70,247
Marathon Petroleum Corp.	682	62,560
Noble Energy, Inc.	922	62,797
Occidental Petroleum Corp.	1,875	178,313
Paramount Resources Ltd. A Shares(2)	387	14,165
Peyto Exploration & Development Corp.	769	23,535
Phillips 66	1,348	103,971
Pioneer Natural Resources Co.	217	39,943
Plains All American Pipeline LP	427	22,106
Range Resources Corp.	526	44,347
Spectra Energy Corp.	1,586	56,493
StealthGas, Inc.(2)	2,287	23,305
Suncor Energy, Inc.	2,960	103,748
Talisman Energy, Inc., New York Shares	2,987	34,799
Tourmaline Oil Corp.(2)	304	12,793
Ultra Petroleum Corp.(2)	871	18,857
Valero Energy Corp.	1,658	83,563
Veresen, Inc.	1,846	24,799
Whiting Petroleum Corp.(2)	240	14,849
Williams Cos., Inc. (The)	1,417	54,654
		2,602,958
PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp.	342	32,264
International Paper Co.	741	36,331
		68,595
REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.2%
Allied Properties Real Estate Investment Trust	2,254	69,514
Big Yellow Group plc	12,546	99,307
Charter Hall Group	9,573	31,199
Corio NV	1,121	50,236
Cousins Properties, Inc.	13,248	136,454
DCT Industrial Trust, Inc.	19,693	140,411
DDR Corp.	10,467	160,878
Derwent London plc	1,102	45,530
Equity One, Inc.	6,417	143,998
Fibra Uno Administracion SA de CV	4,600	14,836
First Industrial Realty Trust, Inc.	8,403	146,632
General Growth Properties, Inc.	9,119	183,018
GLP J-REIT	70	68,456
Great Portland Estates plc	4,557	45,202
Growthpoint Properties Ltd.	18,334	42,436
Kilroy Realty Corp.	3,334	167,300
Klepierre	1,900	88,047
Link Real Estate Investment Trust (The)	33,000	160,014
Londonmetric Property plc	31,400	71,912
Macerich Co. (The)	2,986	175,846
Mirvac Group	83,410	125,121
National Retail Properties, Inc.	4,722	143,218
Nippon Building Fund, Inc.	13	75,676
Nippon Prologis REIT, Inc.	8	76,484
Orix JREIT, Inc.	79	98,825
Parkway Properties, Inc.	6,857	132,272
Post Properties, Inc.	3,391	153,375
Prologis, Inc.	6,336	234,115
RLJ Lodging Trust	6,188	150,492
Segro plc	15,028	83,118
Simon Property Group, Inc.	2,568	390,747

Principal Amount/ Shares	Value
SL Green Realty Corp.	1,986	$183,467
Stockland	13,764	44,366
Unibail-Rodamco SE	848	217,278
Vornado Realty Trust	2,441	216,736
Westfield Group	15,689	141,348
Workspace Group plc	6,894	60,277
		4,568,141
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 4.9%
Ayala Land, Inc.	85,600	47,890
BR Malls Participacoes SA	3,900	28,322
Brookfield Asset Management, Inc. Class A	5,218	202,615
CapitaMalls Asia Ltd.	57,000	88,530
Cheung Kong Holdings Ltd.	10,000	157,848
China Overseas Land & Investment Ltd.	34,000	95,586
China Resources Land Ltd.	14,000	34,701
Corp. Inmobiliaria Vesta SAB de CV	27,050	47,443
Country Garden Holdings Co.	106,000	63,975
Countrywide plc	13,702	135,004
Daiwa House Industry Co. Ltd.	4,000	77,441
Forest City Enterprises, Inc. Class A(2)	8,452	161,433
GAGFAH SA(2)	7,202	106,079
Global Logistic Properties Ltd.	55,000	125,956
Huaku Development Co. Ltd.	5,000	14,126
Hulic Co. Ltd.	1,600	23,744
Keppel Land Ltd.	19,000	50,287
Lend Lease Group	8,489	84,439
Mitsubishi Estate Co. Ltd.	5,000	149,834
Mitsui Fudosan Co. Ltd.	9,000	324,650
Quintain Estates & Development plc(2)	36,562	57,215
Realia Business SA(2)	26,500	30,259
Shimao Property Holdings Ltd.	26,000	59,750
Sumitomo Realty & Development Co. Ltd.	4,000	199,373
Sun Hung Kai Properties Ltd.	6,000	76,100
Tokyo Tatemono Co. Ltd.	7,000	77,978
Unite Group plc	11,351	75,675
Wharf Holdings Ltd.	15,000	114,711
		2,710,964
TOTAL COMMON STOCKS (Cost $10,633,794)		12,252,263
Commercial Paper(3) — 19.8%
Chariot Funding LLC, 0.23%, 4/29/14(4)	2,500,000	2,498,115
Crown Point Capital Co. LLC, 0.17%, 1/31/14(4)	3,000,000	2,999,575
Govco LLC, 0.15%, 2/4/14(4)	2,000,000	1,999,717
Lexington Parker Capital, 0.17%, 1/31/14(4)	2,300,000	2,299,674
Reckitt Benckiser Treasury Services plc, 0.13%, 3/17/14(4)	1,200,000	1,199,675
TOTAL COMMERCIAL PAPER (Cost $10,996,756)		10,996,756
Exchange-Traded Funds — 8.8%
iShares S&P GSCI Commodity Indexed Trust(2)	91,820	2,955,686
PowerShares DB Commodity Index Tracking Fund(2)	9,163	235,031
SPDR Gold Shares(2)	7,856	912,632
Sprott Physical Gold Trust(2)	75,517	752,149
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,350,897)		4,855,498
Corporate Bonds — 3.8%
AUTO COMPONENTS — 0.1%
Visteon Corp., 6.75%, 4/15/19	$56,000	59,780
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.125%, 10/10/18	25,000	24,912
Nissan Motor Acceptance Corp., 2.65%, 9/26/18(4)	10,000	10,012
		34,924
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	30,000	34,438
CHEMICALS — 0.1%
Ashland, Inc., 4.75%, 8/15/22	75,000	71,625
COMMUNICATIONS EQUIPMENT — 0.3%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	73,875
SBA Communications Corp., 5.625%, 10/1/19	75,000	77,625
		151,500
CONSTRUCTION MATERIALS — 0.2%
Covanta Holding Corp., 7.25%, 12/1/20	75,000	82,222

Principal Amount/ Shares	Value
CONSUMER FINANCE†
Credit Suisse (New York), 5.50%, 5/1/14	$20,000	$20,328
CONTAINERS AND PACKAGING — 0.1%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(4)	70,000	75,600
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Bank of America Corp., 2.00%, 1/11/18	40,000	39,950
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	22,749
Union Bank N.A., 2.625%, 9/26/18	10,000	10,185
		72,884
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
AT&T, Inc., 5.50%, 2/1/18	20,000	22,525
Verizon Communications, Inc., 3.65%, 9/14/18	20,000	21,183
Windstream Corp., 7.875%, 11/1/17	30,000	34,425
		78,133
FOOD PRODUCTS†
Tyson Foods, Inc., 6.60%, 4/1/16	20,000	22,336
HEALTH CARE PROVIDERS AND SERVICES — 0.3%
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	55,000	56,925
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	25,000	26,297
Express Scripts Holding Co., 3.50%, 11/15/16	20,000	21,157
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(4)	70,000	75,950
		180,329
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(4)	70,000	69,825
INSURANCE — 0.1%
American International Group, Inc., 4.125%, 2/15/24	30,000	29,837
XLIT Ltd., 2.30%, 12/15/18	20,000	19,656
		49,493
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	20,000	20,920
METALS AND MINING — 0.1%
Barrick Gold Corp., 2.90%, 5/30/16	30,000	31,089
Rio Tinto Finance USA plc, 1.375%, 6/17/16	20,000	20,324
		51,413
MULTI-UTILITIES — 0.3%
CMS Energy Corp., 4.25%, 9/30/15	30,000	31,620
CMS Energy Corp., 8.75%, 6/15/19	25,000	31,641
Dominion Gas Holdings LLC, 1.05%, 11/1/16(4)	20,000	19,949
GenOn Energy, Inc., 7.875%, 6/15/17	55,000	60,775
		143,985
OIL, GAS AND CONSUMABLE FUELS — 0.8%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	70,000	60,725
Anadarko Petroleum Corp., 5.95%, 9/15/16	20,000	22,294
Bill Barrett Corp., 7.00%, 10/15/22	75,000	78,187
Denbury Resources, Inc., 8.25%, 2/15/20	75,000	82,969
Marathon Petroleum Corp., 3.50%, 3/1/16	20,000	20,894
Newfield Exploration Co., 6.875%, 2/1/20	50,000	53,813
Peabody Energy Corp., 7.375%, 11/1/16	30,000	33,900
Peabody Energy Corp., 6.50%, 9/15/20	30,000	31,725
QEP Resources, Inc., 5.25%, 5/1/23	75,000	70,687
		455,194
PHARMACEUTICALS — 0.1%
Mylan, Inc., 1.35%, 11/29/16	10,000	9,988
Valeant Pharmaceuticals International, 6.50%, 7/15/16(4)	36,000	37,170
		47,158
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
HCP, Inc., 6.00%, 1/30/17	25,000	28,029
Reckson Operating Partnership LP, 6.00%, 3/31/16	50,000	54,205
		82,234

Principal Amount/ Shares	Value
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	$70,000	$73,413
SPECIALTY RETAIL — 0.2%
Hertz Corp. (The), 6.75%, 4/15/19	55,000	59,537
Home Depot, Inc. (The), 2.25%, 9/10/18	20,000	20,287
		79,824
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	75,000	82,312
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Communications, 6.00%, 12/1/16	70,000	76,563
TOTAL CORPORATE BONDS (Cost $2,083,523)		2,116,433
Collateralized Mortgage Obligations(5) — 3.0%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.9%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	11,590	12,024
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	9,415	9,657
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	73,340	75,240
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	61,042	55,491
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.70%, 1/1/14	38,133	37,574
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.38%, 1/1/14	97,293	96,485
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.26%, 1/1/14	104,187	102,391
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	8,611	8,891
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	90,943	93,941
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	14,234	14,809
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.22%, 1/1/14	56,799	55,880
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.65%, 1/1/14	76,963	76,635
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.70%, 1/1/14	86,830	83,290
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	27,095	28,926
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.65%, 1/1/14	22,060	22,908
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	19,394	20,648
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	17,042	17,980
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	15,738	16,153
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 1/1/14	29,517	30,311
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.66%, 1/1/14	83,330	84,822
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.65%, 1/1/14	70,881	72,185
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	96,029	99,352

Principal Amount/ Shares	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	$102,980	$99,784
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	11,482	11,486
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	38,303	39,377
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 1/1/14	51,891	46,238
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	73,956	71,806
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	56,568	53,784
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	69,235	69,176
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	32,673	34,040
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	27,832	29,134
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	11,628	12,022
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.05%, 1/1/14	10,152	10,037
		1,592,477
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	68,638	74,654
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,651,221)		1,667,131
Municipal Securities — 1.2%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	140,000	111,079
Puerto Rico Electric Power Authority Rev., Series 2007 TT, 5.00%, 7/1/18	30,000	24,593
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/18	30,000	24,593
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/18	140,000	116,011
Puerto Rico Electric Power Authority Rev., Series 2012 B, 5.00%, 7/1/16	140,000	126,325
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/18	155,000	129,816
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17	55,000	47,689
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	75,000	62,814
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/18	30,000	25,126
Puerto Rico GO, Series 2011 D, (Public Improvement), 5.00%, 7/1/19	20,000	15,760
TOTAL MUNICIPAL SECURITIES(Cost $745,146)		683,806
Commercial Mortgage-Backed Securities(5) — 1.0%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	24,769	24,755
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	2,118	2,122
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/14	75,000	80,076
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	100,000	91,947
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 1/1/14	25,000	25,245

Principal Amount/ Shares	Value
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	$17,683	$18,102
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	34,809	34,872
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.49%, 1/11/14	35,159	35,400
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 1/11/14	25,000	25,783
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/14	125,000	132,502
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 1/11/14	75,000	80,425
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	4,727	4,766
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $565,254)		555,995
Warrants†
METALS AND MINING†
GoGold Resources, Inc.(2) (Cost $—)	101,250	—
Temporary Cash Investments — 1.4%
SSgA U.S. Government Money Market Fund (Cost $763,225)	763,225	$763,225
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $53,944,490)		54,956,691
OTHER ASSETS AND LIABILITIES — 0.9%		481,694
TOTAL NET ASSETS — 100.0%		$55,438,385

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
AUD	60,000	USD	56,278	Barclays Bank plc	1/23/14	$(2,774)
AUD	239,860	USD	222,626	Westpac Group	1/23/14	(8,735)
AUD	120,000	USD	106,019	Westpac Group	1/23/14	989
AUD	140,000	USD	125,047	Westpac Group	1/23/14	(204)
USD	106,348	AUD	120,000	UBS AG	1/23/14	(660)
BRL	788,045	USD	334,314	Barclays Bank plc	1/23/14	(1,976)
BRL	184,160	USD	80,000	Barclays Bank plc	1/23/14	(2,335)
BRL	190,880	USD	80,000	Barclays Bank plc	1/23/14	499
USD	100,000	BRL	238,550	Barclays Bank plc	1/23/14	(602)
CAD	254,408	USD	240,000	Deutsche Bank	1/23/14	(620)
CAD	2,113,863	USD	2,011,402	HSBC Holdings plc	1/23/14	(22,411)
USD	45,563	CAD	47,803	Deutsche Bank	1/23/14	584
USD	860,000	CAD	903,937	Deutsche Bank	1/23/14	9,461
USD	100,000	CAD	106,830	Deutsche Bank	1/23/14	(519)
USD	120,000	CAD	127,439	Deutsche Bank	1/23/14	89
USD	140,000	CAD	148,431	Deutsche Bank	1/23/14	337
USD	16,927	CAD	17,707	UBS AG	1/23/14	266
CHF	237,700	USD	259,804	UBS AG	1/23/14	6,698

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
CHF	72,862	USD	80,000	UBS AG	1/23/14	$1,690
USD	160,000	CHF	145,854	Deutsche Bank	1/23/14	(3,527)
CLP	67,585,200	USD	128,274	Barclays Bank plc	1/23/14	54
CLP	20,856,000	USD	40,000	Barclays Bank plc	1/23/14	(399)
CLP	245,686,000	USD	460,000	Barclays Bank plc	1/23/14	6,499
USD	380,000	CLP	201,970,000	Barclays Bank plc	1/23/14	(3,492)
USD	146,740	CLP	77,478,720	Barclays Bank plc	1/23/14	(373)
USD	120,000	CLP	63,480,000	Barclays Bank plc	1/23/14	(533)
CNY	233,438	USD	38,126	Barclays Bank plc	1/23/14	255
CNY	19,634,637	USD	3,200,013	HSBC Holdings plc	1/23/14	28,248
USD	33,992	CNY	208,446	Barclays Bank plc	1/23/14	(280)
USD	14,765	CNY	90,173	Barclays Bank plc	1/23/14	(61)
USD	20,395	CNY	124,652	Barclays Bank plc	1/23/14	(100)
USD	304,965	CNY	1,865,654	Barclays Bank plc	1/23/14	(1,779)
USD	22,049	CNY	134,982	Barclays Bank plc	1/23/14	(144)
USD	26,526	CNY	162,074	Barclays Bank plc	1/23/14	(122)
USD	22,895	CNY	140,019	Barclays Bank plc	1/23/14	(126)
USD	29,548	CNY	181,071	Westpac Group	1/23/14	(223)
USD	39,892	CNY	244,706	Westpac Group	1/23/14	(342)
USD	313,261	CNY	1,919,820	Westpac Group	1/23/14	(2,389)
COP	96,270,184	USD	49,598	Barclays Bank plc	1/23/14	262
COP	268,898,000	USD	140,000	Barclays Bank plc	1/23/14	(733)
COP	348,300,000	USD	180,000	Barclays Bank plc	1/23/14	391
COP	232,968,000	USD	120,000	Barclays Bank plc	1/23/14	658
USD	394,041	COP	771,532,278	Barclays Bank plc	1/23/14	(5,549)
CZK	1,619,522	USD	80,000	Barclays Bank plc	1/23/14	1,565
CZK	1,211,166	USD	60,000	Deutsche Bank	1/23/14	999
USD	60,119	CZK	1,215,738	Barclays Bank plc	1/23/14	(1,110)
USD	80,000	CZK	1,611,582	Deutsche Bank	1/23/14	(1,166)
EUR	1,917,081	USD	2,581,689	Barclays Bank plc	1/23/14	55,613
EUR	420,000	USD	568,802	Barclays Bank plc	1/23/14	8,986
EUR	440,000	USD	606,817	Barclays Bank plc	1/23/14	(1,515)
EUR	200,000	USD	275,184	Barclays Bank plc	1/23/14	(47)
EUR	60,000	USD	82,700	Barclays Bank plc	1/23/14	(159)
EUR	920,000	USD	1,268,422	Deutsche Bank	1/23/14	(2,791)
EUR	60,000	USD	81,683	HSBC Holdings plc	1/23/14	858
USD	1,109,512	EUR	820,000	Barclays Bank plc	1/23/14	(18,551)
USD	1,182,324	EUR	880,000	Barclays Bank plc	1/23/14	(28,280)
USD	1,246,982	EUR	920,000	Barclays Bank plc	1/23/14	(18,650)
USD	192,200	EUR	140,000	Barclays Bank plc	1/23/14	(396)
GBP	80,000	USD	130,350	Barclays Bank plc	1/23/14	2,108
GBP	140,000	USD	229,017	Barclays Bank plc	1/23/14	2,785
GBP	60,000	USD	97,983	Barclays Bank plc	1/23/14	1,361
GBP	60,000	USD	96,695	Deutsche Bank	1/23/14	2,649
GBP	100,000	USD	163,695	Deutsche Bank	1/23/14	1,878
GBP	339,416	USD	545,333	HSBC Holdings plc	1/23/14	16,649
USD	193,590	GBP	120,000	Barclays Bank plc	1/23/14	(5,098)
USD	294,010	GBP	180,000	Barclays Bank plc	1/23/14	(4,021)
USD	99,108	GBP	60,679	Barclays Bank plc	1/23/14	(1,360)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
USD	130,989	GBP	80,000	UBS AG	1/23/14	$(1,470)
USD	48,305	GBP	29,678	UBS AG	1/23/14	(834)
HKD	1,549,397	USD	199,876	Barclays Bank plc	1/23/14	(61)
HKD	1,577,250	USD	203,466	Westpac Group	1/23/14	(59)
USD	204,472	HKD	1,584,756	Barclays Bank plc	1/23/14	97
USD	1,659	HKD	12,858	Barclays Bank plc	1/23/14	1
USD	2,563	HKD	19,868	Barclays Bank plc	1/23/14	1
USD	1,998	HKD	15,488	Barclays Bank plc	1/23/14	1
USD	1,617	HKD	12,537	Barclays Bank plc	1/23/14	—
USD	1,985	HKD	15,392	Barclays Bank plc	1/23/14	—
USD	18,641	HKD	144,530	Barclays Bank plc	1/23/14	2
USD	1,503	HKD	11,657	Barclays Bank plc	1/23/14	—
USD	1,735	HKD	13,455	Barclays Bank plc	1/23/14	—
USD	1,353	HKD	10,491	Barclays Bank plc	1/23/14	—
USD	17,861	HKD	138,456	UBS AG	1/23/14	5
HUF	13,215,960	USD	60,000	Barclays Bank plc	1/23/14	1,092
USD	60,610	HUF	13,402,477	UBS AG	1/23/14	(1,345)
IDR	1,800,799,956	USD	154,708	Westpac Group	1/23/14	(7,595)
IDR	1,158,239,000	USD	100,000	Westpac Group	1/23/14	(5,380)
ILS	1,986,320	USD	560,000	Barclays Bank plc	1/23/14	11,879
ILS	279,656	USD	80,000	Barclays Bank plc	1/23/14	515
ILS	585,015	USD	165,991	UBS AG	1/23/14	2,440
USD	200,000	ILS	705,524	Barclays Bank plc	1/23/14	(3,127)
USD	280,000	ILS	974,260	Barclays Bank plc	1/23/14	(498)
INR	13,491,500	USD	220,000	Barclays Bank plc	1/23/14	(2,735)
INR	13,422,976	USD	206,666	UBS AG	1/23/14	9,495
INR	5,596,200	USD	86,162	UBS AG	1/23/14	3,959
INR	5,069,600	USD	80,000	Westpac Group	1/23/14	1,640
USD	160,000	INR	10,032,000	Westpac Group	1/23/14	(1,554)
JPY	92,358,900	USD	900,000	Barclays Bank plc	1/23/14	(22,915)
JPY	22,651,860	USD	220,000	Barclays Bank plc	1/23/14	(4,887)
JPY	12,314,040	USD	120,000	Deutsche Bank	1/23/14	(3,060)
JPY	117,114,742	USD	1,172,367	Westpac Group	1/23/14	(60,188)
USD	600,000	JPY	60,107,100	Barclays Bank plc	1/23/14	29,193
USD	140,000	JPY	14,131,320	Barclays Bank plc	1/23/14	5,802
USD	740,000	JPY	75,800,642	Barclays Bank plc	1/23/14	20,160
USD	300,000	JPY	30,767,820	Westpac Group	1/23/14	7,814
KRW	914,993,340	USD	850,998	Westpac Group	1/23/14	17,254
KRW	361,080,000	USD	340,000	Westpac Group	1/23/14	2,635
KRW	360,740,000	USD	340,000	Westpac Group	1/23/14	2,312
KRW	148,680,000	USD	140,000	Westpac Group	1/23/14	1,085
USD	126,406	KRW	135,912,000	Westpac Group	1/23/14	(2,563)
USD	340,000	KRW	362,678,000	Westpac Group	1/23/14	(4,151)
USD	120,000	KRW	127,560,000	Westpac Group	1/23/14	(1,044)
USD	120,000	KRW	126,828,000	Westpac Group	1/23/14	(349)
USD	280,000	KRW	297,220,000	Westpac Group	1/23/14	(2,037)
MXN	24,395,626	USD	1,869,116	Barclays Bank plc	1/23/14	(3,669)
MXN	1,301,031	USD	100,000	Barclays Bank plc	1/23/14	(515)
MXN	1,046,851	USD	80,000	Barclays Bank plc	1/23/14	49

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
USD	200,000	MXN	2,652,998	Barclays Bank plc	1/23/14	$(2,865)
USD	120,000	MXN	1,571,504	UBS AG	1/23/14	(167)
USD	180,000	MXN	2,340,735	UBS AG	1/23/14	1,012
MYR	494,521	USD	153,568	Westpac Group	1/23/14	(2,756)
MYR	250,952	USD	77,931	Westpac Group	1/23/14	(1,399)
MYR	580,950	USD	180,000	Westpac Group	1/23/14	(2,830)
USD	100,000	MYR	323,450	Westpac Group	1/23/14	1,359
NOK	4,152,134	USD	672,481	Deutsche Bank	1/23/14	11,578
USD	679,418	NOK	4,140,599	UBS AG	1/23/14	(2,741)
NZD	160,000	USD	130,803	Barclays Bank plc	1/23/14	624
NZD	200,000	USD	163,130	Deutsche Bank	1/23/14	1,153
PEN	501,480	USD	180,000	Barclays Bank plc	1/23/14	(1,307)
USD	180,092	PEN	503,987	Barclays Bank plc	1/23/14	506
PHP	3,952,804	USD	90,578	Westpac Group	1/23/14	(1,254)
PHP	11,541,400	USD	260,000	Westpac Group	1/23/14	806
USD	120,000	PHP	5,217,576	Westpac Group	1/23/14	2,096
USD	260,000	PHP	11,505,000	Westpac Group	1/23/14	17
PLN	310,982	USD	100,000	Barclays Bank plc	1/23/14	2,808
PLN	409,259	USD	131,093	Deutsche Bank	1/23/14	4,205
USD	80,000	PLN	248,248	Barclays Bank plc	1/23/14	(2,069)
RUB	4,620,000	USD	140,000	Barclays Bank plc	1/23/14	51
RUB	22,487,600	USD	680,000	Barclays Bank plc	1/23/14	1,689
RUB	7,788,155	USD	234,519	UBS AG	1/23/14	1,571
RUB	8,636,940	USD	260,000	Westpac Group	1/23/14	1,820
USD	120,000	RUB	3,942,348	Barclays Bank plc	1/23/14	492
USD	100,000	RUB	3,307,500	HSBC Holdings plc	1/23/14	(264)
USD	840,000	RUB	28,026,600	Westpac Group	1/23/14	(9,598)
SEK	1,482,050	USD	222,598	Deutsche Bank	1/23/14	7,747
SEK	914,172	USD	140,000	Deutsche Bank	1/23/14	2,083
SEK	514,658	USD	80,000	Deutsche Bank	1/23/14	(10)
USD	126,722	SEK	827,014	Deutsche Bank	1/23/14	(1,815)
USD	140,858	SEK	921,838	Deutsche Bank	1/23/14	(2,417)
SGD	323,380	USD	260,000	Deutsche Bank	1/23/14	(3,747)
SGD	375,610	USD	300,000	Deutsche Bank	1/23/14	(2,359)
SGD	325,032	USD	260,000	Deutsche Bank	1/23/14	(2,438)
SGD	376,755	USD	301,730	HSBC Holdings plc	1/23/14	(3,182)
USD	160,000	SGD	200,960	Barclays Bank plc	1/23/14	755
USD	389,441	SGD	494,294	Barclays Bank plc	1/23/14	(2,248)
USD	340,000	SGD	427,244	Westpac Group	1/23/14	1,443
THB	5,441,124	USD	171,482	Westpac Group	1/23/14	(6,056)
THB	4,454,450	USD	140,000	Westpac Group	1/23/14	(4,572)
THB	14,849,310	USD	460,301	Westpac Group	1/23/14	(8,839)
USD	580,000	THB	18,583,200	Westpac Group	1/23/14	15,017
USD	21,120	THB	680,592	Westpac Group	1/23/14	428
TRY	651,388	USD	320,000	Barclays Bank plc	1/23/14	(18,173)
TRY	97,041	USD	46,359	Deutsche Bank	1/23/14	(1,394)
USD	240,600	TRY	496,045	Deutsche Bank	1/23/14	10,752
USD	120,000	TRY	252,708	Deutsche Bank	1/23/14	2,905
TWD	11,234,585	USD	379,932	Westpac Group	1/23/14	(3,218)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
USD	18,386	TWD	543,214	Westpac Group	1/23/14	$171
USD	36,775	TWD	1,085,414	Westpac Group	1/23/14	379
USD	39,252	TWD	1,160,093	Westpac Group	1/23/14	352
USD	220,000	TWD	6,605,500	Westpac Group	1/23/14	(1,493)
ZAR	1,036,930	USD	100,000	Deutsche Bank	1/23/14	(1,433)
ZAR	1,241,460	USD	120,000	HSBC Holdings plc	1/23/14	(1,990)
USD	99,830	ZAR	1,036,126	Deutsche Bank	1/23/14	1,339
USD	118,447	ZAR	1,243,966	Deutsche Bank	1/23/14	199
						$(21,603)

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
17	U.S. Treasury 2-Year Notes	March 2014	$3,736,813	$6,854
12	U.S. Treasury 5-Year Notes	March 2014	1,431,750	18,723
3	U.S. Treasury Ultra Long Bonds	March 2014	408,750	6,509
			$5,577,313	$32,086

Total Return Swap Agreements
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$ 925,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	1/21/16	$(12,705)
Barclays Bank plc	900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(13,020)
Barclays Bank plc	2,100,000	U.S. CPI Urban Consumers NSA Index	Receive	2.52%	5/13/16	(73,655)
						$(99,380)

Notes to Schedule of Investments

ADR = American Depositary Receipt

AUD = Australian Dollar

BRL = Brazilian Real

CAD = Canadian Dollar

CHF = Swiss Franc

CLP = Chilean Peso

CNY = Chinese Yuan

COP = Colombian Peso

CPI = Consumer Price Index

CZK = Czech Koruna

EUR = Euro

FHLMC = Federal Home Loan Mortgage Corporation

GBP = British Pound

GO = General Obligation

HKD = Hong Kong Dollar

HUF = Hungarian Forint

IDR = Indonesian Rupiah

ILS = Israeli Shekel

INR = Indian Rupee

JPY = Japanese Yen

KRW = South Korea Won

MTN = Medium Term Note

MXN = Mexican Peso

MYR = Malaysian Ringgit

NOK = Norwegian Krone

NSA = Not Seasonally Adjusted

NZD = New Zealand Dollar

PEN = Peruvian Nuevo Sol

PHP = Philippine Peso

PLN = Polish Zloty

RUB = Russian Ruble

SEK = Swedish Krona

SEQ = Sequential Payer

SGD = Singapore Dollar

THB = Thai Baht

TRY = Turkish Lira

TWD = Taiwanese Dollar

USD = United States Dollar

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

ZAR = South African Rand

† Category is less than 0.05% of total net assets.

(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $38,575.

(2)	Non-income producing.
(3)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)

Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $11,377,209, which represented 20.5% of total net assets. None of these securities were considered illiquid.

(5)	Final maturity date indicated, unless otherwise noted.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $53,944,490)	$54,956,691
Foreign currency holdings, at value (cost of $6,042)	6,062
Receivable for investments sold	1,421,059
Receivable for capital shares sold	2,131
Receivable for variation margin on futures contracts	3,563
Unrealized gain on forward foreign currency exchange contracts	345,219
Dividends and interest receivable	173,707
Other assets	540
56,908,972

Liabilities
Disbursements in excess of demand deposit cash	351,108
Payable for investments purchased	249,170
Payable for capital shares redeemed	346,783
Unrealized loss on forward foreign currency exchange contracts	366,822
Swap agreements, at value	99,380
Accrued management fees	44,840
Distribution and service fees payable	12,484
1,470,587

Net Assets	$55,438,385

Net Assets Consist of:
Capital (par value and paid-in surplus)	$58,438,886
Undistributed net investment income	143,783
Accumulated net realized loss	(4,067,601)
Net unrealized appreciation	923,317
$55,438,385

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$27,572,387	2,732,779	$10.09
Institutional Class, $0.01 Par Value	$1,498,845	148,290	$10.11
A Class, $0.01 Par Value	$15,878,324	1,579,261	$10.05*
C Class, $0.01 Par Value	$10,377,518	1,050,275	$9.88
R Class, $0.01 Par Value	$111,311	11,136	$10.00

* Maximum offering price $10.66 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,726)	$177,579
Interest	165,865
343,444

Expenses:
Management fees	410,226
Distribution and service fees:
A Class	24,930
C Class	55,933
R Class	320
Directors’ fees and expenses	2,450
Other expenses	1,582
495,441
Fees waived	(62,356)
433,085

Net investment income (loss)	(89,641)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(340))	(185,842)
Futures contract transactions	(22,027)
Swap agreement transactions	(38,763)
Foreign currency transactions	(293,138)
(539,770)

Change in net unrealized appreciation (depreciation) on:
Investments	1,706,568
Futures contracts	27,921
Swap agreements	46,558
Translation of assets and liabilities in foreign currencies	334,006
2,115,053

Net realized and unrealized gain (loss)	1,575,283

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,485,642

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED) AND YEAR ENDED JUNE 30, 2013
Increase (Decrease) in Net Assets	December 31, 2013	June 30, 2013
Operations
Net investment income (loss)	$(89,641)	$(508,446)
Net realized gain (loss)	(539,770)	(620,079)
Change in net unrealized appreciation (depreciation)	2,115,053	1,072,382
Net increase (decrease) in net assets resulting from operations	1,485,642	(56,143)

Distributions to Shareholders
From net investment income:
Investor Class	(100,537)	—
Institutional Class	(10,017)	—
Decrease in net assets from distributions	(110,554)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(28,928,138)	(30,107,715)

Net increase (decrease) in net assets	(27,553,050)	(30,163,858)

Net Assets
Beginning of period	82,991,435	113,155,293
End of period	$55,438,385	$82,991,435

Undistributed net investment income	$143,783	$343,978

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2013 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Inflation Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek total real return.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.7754% to 0.8929%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.2000% less at each point within the Complex Fee range. Effective August 1, 2013, the investment advisor voluntarily agreed to waive 0.2000% of its management fee. The investment advisor expects the fee waiver to continue through October 31, 2014, and cannot terminate it without consulting the Board of Directors. The total amount of the waiver for each class for the six months ended December 31, 2013 was $35,090, $1,824, $16,066, $9,271 and $105 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee before waiver for each class for the six months ended December 31, 2013 was 1.08% for the Investor Class, A Class, C Class and R Class and 0.88% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended December 31, 2013 was 0.92% for the Investor Class, A Class, C Class and R Class and 0.72% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2013 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended December 31, 2013 totaled $23,556,086, of which $7,283,451 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended December 31, 2013 totaled $40,127,817, of which $11,317,397 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2013		Year ended June 30, 2013
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	257,327	$2,596,352	1,972,806	$20,427,855
Issued in reinvestment of distributions	4,799	48,089	—	—
Redeemed	(2,139,669)	(21,539,703)	(3,967,497)	(40,974,107)
	(1,877,543)	(18,895,262)	(1,994,691)	(20,546,252)
Institutional Class/Shares Authorized	50,000,000		50,000,000
Sold	18,193	183,810	258,744	2,682,273
Issued in reinvestment of distributions	967	9,703	—	—
Redeemed	(172,030)	(1,732,301)	(665,890)	(6,874,904)
	(152,870)	(1,538,788)	(407,146)	(4,192,631)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	49,907	500,468	1,003,003	10,375,269
Redeemed	(811,238)	(8,156,130)	(1,803,527)	(18,390,980)
	(761,331)	(7,655,662)	(800,524)	(8,015,711)
C Class/Shares Authorized	50,000,000		50,000,000
Sold	138,907	1,372,053	558,435	5,698,256
Redeemed	(220,640)	(2,183,164)	(301,454)	(3,052,321)
	(81,733)	(811,111)	256,981	2,645,935
R Class/Shares Authorized	50,000,000		50,000,000
Sold	796	7,985	1,344	13,565
Redeemed	(3,518)	(35,300)	(1,213)	(12,621)
	(2,722)	(27,315)	131	944
Net increase (decrease)	(2,876,199)	$(28,928,138)	(2,945,249)	$(30,107,715)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S Treasury Securities	—	$21,065,584	—
Common Stocks	$7,820,693	4,431,570	—
Commercial Paper	—	10,996,756	—
Exchange-Traded Funds	4,855,498	—	—
Corporate Bonds	—	2,116,433	—
Collateralized Mortgage Obligations	—	1,667,131	—
Municipal Securities	—	683,806	—
Commercial Mortgage-Backed Securities	—	555,995	—
Warrants	—	—	—
Temporary Cash Investments	763,225	—	—
	$13,439,416	$41,517,275	—
Other Financial Instruments
Futures Contracts	$32,086	—	—
Forward Foreign Currency Exchange Contracts	—	$345,219	—
	$32,086	$345,219	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$(99,380)	—
Forward Foreign Currency Exchange Contracts	—	(366,822)	—
	—	$(466,202)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The other contracts derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of December 31, 2013
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$345,219	Unrealized loss on forward foreign currency exchange contracts	$366,822
Interest Rate Risk	Receivable for variation margin on futures contracts*	3,563	Payable for variation margin on futures contracts*	—
Other Contracts	Swap agreements	—	Swap agreements	99,380
		$348,782		$466,202

* Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2013
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(285,923)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$333,728
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(22,027)	Change in net unrealized appreciation (depreciation) on futures contracts	27,921
Other Contracts	Net realized gain (loss) on swap agreement transactions	(38,763)	Change in net unrealized appreciation (depreciation) on swap agreements	46,558
		$(346,713)		$408,207

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

There are certain risks involved with investing in forward foreign currency exchange contracts. Changes in the value of foreign currencies against the U.S. dollar could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar. Changes in exchange rates may increase losses and lower gains from the fund’s investments. The overall impact on the fund may be significant depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar. Currency trends are unpredictable and exchange rates in foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or Supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

The fund’s commodity- and gold-related investments may be subject to greater volatility than investments in traditional securities. The value of the fund’s commodity- and gold-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity- and gold-related indices. The value of these investments may also be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$54,176,221
Gross tax appreciation of investments	$ 2,099,639
Gross tax depreciation of investments	(1,319,169)
Net tax appreciation (depreciation) of investments	$ 780,470

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2013, the fund had accumulated short-term capital losses of $(1,874,940) and accumulated long-term capital losses of $(973,371), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(4)	$9.92	—(5)	0.19	0.19	(0.02)	—	(0.02)	$10.09	1.94%	0.93%(6)	1.09%(6)	(0.03)%(6)	(0.19)%(6)	41%	$27,572
2013	$9.99	(0.03)	(0.04)	(0.07)	—	—	—	$9.92	(0.70)%	1.09%	1.09%	(0.31)%	(0.31)%	85%	$45,728
2012	$10.71	0.01	(0.57)	(0.56)	(0.13)	(0.03)	(0.16)	$9.99	(5.32)%	1.08%	1.09%	0.12%	0.11%	80%	$65,968
2011	$9.59	0.12	1.10	1.22	(0.10)	—(5)	(0.10)	$10.71	12.78%	0.95%	1.09%	1.27%	1.13%	52%	$53,696
2010(7)	$10.00	0.01	(0.42)	(0.41)	—	—	—	$9.59	(4.10)%	0.95%(6)	1.09%(6)	0.79%(6)	0.65%(6)	0%	$4,044
Institutional Class
2013(4)	$9.94	0.01	0.20	0.21	(0.04)	—	(0.04)	$10.11	2.04%	0.73%(6)	0.89%(6)	0.17%(6)	0.01%(6)	41%	$1,499
2013	$9.99	(0.02)	(0.03)	(0.05)	—	—	—	$9.94	(0.40)%	0.89%	0.89%	(0.11)%	(0.11)%	85%	$2,995
2012	$10.71	0.04	(0.58)	(0.54)	(0.15)	(0.03)	(0.18)	$9.99	(5.13)%	0.88%	0.89%	0.32%	0.31%	80%	$7,078
2011	$9.59	0.15	1.09	1.24	(0.12)	—(5)	(0.12)	$10.71	12.93%	0.75%	0.89%	1.47%	1.33%	52%	$5,428
2010(7)	$10.00	0.02	(0.43)	(0.41)	—	—	—	$9.59	(4.10)%	0.75%(6)	0.89%(6)	0.99%(6)	0.85%(6)	0%	$144

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(4)	$9.87	(0.01)	0.19	0.18	—	—	—	$10.05	1.82%	1.18%(6)	1.34%(6)	(0.28)%(6)	(0.44)%(6)	41%	$15,878
2013	$9.97	(0.05)	(0.05)	(0.10)	—	—	—	$9.87	(1.00)%	1.34%	1.34%	(0.56)%	(0.56)%	85%	$23,108
2012	$10.69	(0.02)	(0.56)	(0.58)	(0.11)	(0.03)	(0.14)	$9.97	(5.51)%	1.33%	1.34%	(0.13)%	(0.14)%	80%	$31,305
2011	$9.58	0.13	1.06	1.19	(0.08)	—(5)	(0.08)	$10.69	12.50%	1.20%	1.34%	1.02%	0.88%	52%	$30,416
2010(7)	$10.00	0.01	(0.43)	(0.42)	—	—	—	$9.58	(4.20)%	1.20%(6)	1.34%(6)	0.54%(6)	0.40%(6)	0%	$3,370
C Class
2013(4)	$9.74	(0.05)	0.19	0.14	—	—	—	$9.88	1.44%	1.93%(6)	2.09%(6)	(1.03)%(6)	(1.19)%(6)	41%	$10,378
2013	$9.90	(0.12)	(0.04)	(0.16)	—	—	—	$9.74	(1.62)%	2.09%	2.09%	(1.31)%	(1.31)%	85%	$11,025
2012	$10.65	(0.08)	(0.59)	(0.67)	(0.05)	(0.03)	(0.08)	$9.90	(6.33)%	2.08%	2.09%	(0.88)%	(0.89)%	80%	$8,667
2011	$9.57	0.08	1.03	1.11	(0.03)	—(5)	(0.03)	$10.65	11.64%	1.95%	2.09%	0.27%	0.13%	52%	$6,167
2010(7)	$10.00	—(5)	(0.43)	(0.43)	—	—	—	$9.57	(4.30)%	1.95%(6)	2.09%(6)	(0.21)%(6)	(0.35)%(6)	0%	$356
R Class
2013(4)	$9.83	(0.03)	0.20	0.17	—	—	—	$10.00	1.73%	1.43%(6)	1.59%(6)	(0.53)%(6)	(0.69)%(6)	41%	$111
2013	$9.94	(0.08)	(0.03)	(0.11)	—	—	—	$9.83	(1.11)%	1.59%	1.59%	(0.81)%	(0.81)%	85%	$136
2012	$10.67	(0.04)	(0.57)	(0.61)	(0.09)	(0.03)	(0.12)	$9.94	(5.78)%	1.58%	1.59%	(0.38)%	(0.39)%	80%	$137
2011	$9.58	0.01	1.15	1.16	(0.07)	—(5)	(0.07)	$10.67	12.10%	1.45%	1.59%	0.77%	0.63%	52%	$124
2010(7)	$10.00	0.01	(0.43)	(0.42)	—	—	—	$9.58	(4.20)%	1.45%(6)	1.59%(6)	0.29%(6)	0.15%(6)	0%	$144

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended December 31, 2013 (unaudited).

(5)	Per-share amount was less than $0.005.

(6)	Annualized.

(7)	April 30, 2010 (fund inception) through June 30, 2010.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81048 1402

SEMIANNUAL REPORT	DECEMBER 31, 2013

Utilities Fund

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	16
Additional Information	17

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Stock Indices and Government Bond Yields Peaked at Year End

Stock indices and government bond yields mostly climbed during the six-month period. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks, low inflation, and investor optimism. These factors translated into outperformance by riskier assets—such as small-cap growth stocks and high-yield corporate bonds—and underperformance for more conservative/defensive stock and bond sectors. In this environment, the S&P 500 Index advanced 16.31%, reaching an all-time high, and the 10-year U.S. Treasury bond returned –3.09% as its yield climbed to 3.03%.

Stocks overcame—and U.S. Treasury bonds were temporarily bolstered by—volatility and uncertainty caused by the U.S. federal budget battle and temporary government shutdown. Other hurdles included the Treasury market’s “Taper Tantrum,” which pushed mortgage interest rates higher and tempered the U.S. housing market’s recovery. The housing and labor markets improved enough though to convince U.S. monetary policymakers to finally announce a reduction in their monthly bond-buying program. However, low inflation and other signs that the economy has not fully recovered kept the reduction modest and persuaded the policymakers to reaffirm plans to keep short-term interest rates low for an extended period.

Looking ahead, there’s less uncertainty than a year ago about U.S. monetary policies, the U.S. fiscal picture, and global economic strength, but headwinds persist. Stocks should not be expected to duplicate 2013’s results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of December 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BULIX	3.81%	18.20%	11.74%	9.59%	7.88%	3/1/93
Russell 3000 Utilities Index	—	3.67%	15.35%	11.63%	8.14%	N/A(2)	—
S&P 500 Index	—	16.31%	32.39%	17.93%	7.40%	9.22%	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available August 1996.

Total Annual Fund Operating Expenses
Investor Class 0.68%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Fund Characteristics

DECEMBER 31, 2013
Top Ten Holdings	% of net assets
AT&T, Inc.	9.2%
Verizon Communications, Inc.	6.7%
CenturyLink, Inc.	4.7%
Edison International	4.6%
American Electric Power Co., Inc.	4.6%
PPL Corp.	4.5%
PG&E Corp.	4.5%
Public Service Enterprise Group, Inc.	4.5%
Entergy Corp.	3.9%
AES Corp. (The)	3.9%

Sub-Industry Allocation	% of net assets
Electric Utilities	35.9%
Integrated Telecommunication Services	23.7%
Multi-Utilities	18.3%
Gas Utilities	5.5%
Wireless Telecommunication Services	4.8%
Independent Power Producers and Energy Traders	3.9%
Communications Equipment	2.9%
Construction and Engineering	2.1%
Alternative Carriers	1.9%
Internet Software and Services	0.3%
Cash and Equivalents*	0.7%
* Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	0.6%
Other Assets and Liabilities	0.1%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(1) 7/1/13 – 12/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,038.10	$3.44	0.67%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 99.3%
ALTERNATIVE CARRIERS — 1.9%
Inteliquent, Inc.	440,273	$ 5,027,917
Premiere Global Services, Inc.(1)	158,869	1,841,292
		6,869,209
COMMUNICATIONS EQUIPMENT — 2.9%
QUALCOMM, Inc.	140,100	10,402,425
CONSTRUCTION AND ENGINEERING — 2.1%
Pike Corp.(1)	717,061	7,579,335
ELECTRIC UTILITIES — 35.9%
American Electric Power Co., Inc.	352,903	16,494,686
Duke Energy Corp.	75,298	5,196,315
Edison International	356,319	16,497,570
Entergy Corp.	222,956	14,106,426
Exelon Corp.	238,515	6,532,926
Great Plains Energy, Inc.	152,237	3,690,225
IDACORP, Inc.	123,611	6,407,994
NextEra Energy, Inc.	47,520	4,068,662
Pinnacle West Capital Corp.	226,953	12,010,353
PNM Resources, Inc.	125,639	3,030,413
Portland General Electric Co.	104,027	3,141,615
PPL Corp.	543,392	16,350,665
Southern Co.	118,366	4,866,026
UNS Energy Corp.	75,695	4,530,346
Westar Energy, Inc.	286,354	9,212,008
Xcel Energy, Inc.	112,193	3,134,673
		129,270,903
GAS UTILITIES — 5.5%
AGL Resources, Inc.	38,355	1,811,507
Chesapeake Utilities Corp.	29,815	1,789,496
Southwest Gas Corp.	91,143	5,095,805
UGI Corp.	271,582	11,259,790
		19,956,598
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 3.9%
AES Corp. (The)	969,724	14,070,695
INTEGRATED TELECOMMUNICATION SERVICES — 23.7%
AT&T, Inc.	938,929	33,012,744
Atlantic Tele-Network, Inc.	12,854	727,151
BCE, Inc.	110,792	4,796,186
CenturyLink, Inc.	526,486	16,768,579
Frontier Communications Corp.	426,856	1,984,880
HickoryTech Corp.	23,007	$ 295,180
IDT Corp., Class B	203,526	3,637,009
Verizon Communications, Inc.	487,437	23,952,654
		85,174,383
INTERNET SOFTWARE AND SERVICES — 0.3%
j2 Global, Inc.	21,107	1,055,561
MULTI-UTILITIES — 18.3%
Ameren Corp.	195,521	7,070,039
CenterPoint Energy, Inc.	244,723	5,672,679
Dominion Resources, Inc.	83,354	5,392,170
DTE Energy Co.	121,896	8,092,676
PG&E Corp.	402,853	16,226,919
Public Service Enterprise Group, Inc.	505,814	16,206,281
SCANA Corp.	148,997	6,992,429
		65,653,193
WIRELESS TELECOMMUNICATION SERVICES — 4.8%
America Movil SAB de CV Series L ADR	213,466	4,988,701
NTELOS Holdings Corp.	306,561	6,201,729
Shenandoah Telecommunications Co.	35,790	918,729
USA Mobility, Inc.	240,355	3,432,270
Vodafone Group plc ADR	40,372	1,587,023
		17,128,452
TOTAL COMMON STOCKS (Cost $306,981,267)		357,160,754
Temporary Cash Investments — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $327,273), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $320,948)		320,948
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $392,915), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $385,137)		385,137
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $144,026), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $141,217)		141,217
SSgA U.S. Government Money Market Fund	1,128,486	1,128,486

7

Value
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,975,788)	$ 1,975,788
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $308,957,055)	359,136,542
OTHER ASSETS AND LIABILITIES — 0.1%	487,705
TOTAL NET ASSETS — 100.0%	$359,624,247

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

DECEMBER 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $308,957,055)	$359,136,542
Receivable for capital shares sold	290,946
Dividends and interest receivable	1,171,329
360,598,817

Liabilities
Payable for capital shares redeemed	772,245
Accrued management fees	202,325
974,570

Net Assets	$359,624,247

Investor Class Capital Shares, $0.01 Par Value
Shares authorized	80,000,000
Shares outstanding	22,234,524

Net Asset Value Per Share	$16.17

Net Assets Consist of:
Capital (par value and paid-in surplus)	$306,747,418
Undistributed net investment income	124,645
Undistributed net realized gain	2,572,575
Net unrealized appreciation	50,179,609
$359,624,247

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $18,485)	$ 6,995,294
Interest	332
6,995,626

Expenses:
Management fees	1,198,355
Directors’ fees and expenses	10,946
1,209,301

Net investment income (loss)	5,786,325

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	13,002,791
Foreign currency transactions	(1,400)
13,001,391

Change in net unrealized appreciation (depreciation) on:
Investments	(5,688,756)
Translation of assets and liabilities in foreign currencies	1,728
(5,687,028)

Net realized and unrealized gain (loss)	7,314,363

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,100,688

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED) AND YEAR ENDED JUNE 30, 2013
Increase (Decrease) in Net Assets	December 31, 2013	June 30, 2013
Operations
Net investment income (loss)	$ 5,786,325	$ 12,421,577
Net realized gain (loss)	13,001,391	12,825,977
Change in net unrealized appreciation (depreciation)	(5,687,028)	10,932,533
Net increase (decrease) in net assets resulting from operations	13,100,688	36,180,087

Distributions to Shareholders
From net investment income	(7,403,166)	(11,910,971)
From net realized gains	(20,977,268)	(16,868,526)
Decrease in net assets from distributions	(28,380,434)	(28,779,497)

Capital Share Transactions
Proceeds from shares sold	37,462,623	96,109,879
Proceeds from reinvestment of distributions	27,175,983	27,339,089
Payments for shares redeemed	(38,006,764)	(98,901,981)
Net increase (decrease) in net assets from capital share transactions	26,631,842	24,546,987

Net increase (decrease) in net assets	11,352,096	31,947,577

Net Assets
Beginning of period	348,272,151	316,324,574
End of period	$359,624,247	$348,272,151

Undistributed net investment income	$124,645	$1,741,486

Transactions in Shares of the Fund
Sold	2,192,413	5,755,035
Issued in reinvestment of distributions	1,687,001	1,748,810
Redeemed	(2,251,326)	(6,026,522)
Net increase (decrease) in shares of the fund	1,628,088	1,477,323

See Notes to Financial Statements.

11

Notes to Financial Statements

December 31, 2013 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the six months ended December 31, 2013 was 0.67%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2013 were $88,876,101 and $82,493,974, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$357,160,754	—	—
Temporary Cash Investments	1,128,486	$847,302	—
	$358,289,240	$847,302	—

6. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$310,566,802
Gross tax appreciation of investments	$54,936,835
Gross tax depreciation of investments	(6,367,095)
Net tax appreciation (depreciation) of investments	$48,569,740

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$16.90	0.28	0.33	0.61	(0.34)	(1.00)	(1.34)	$16.17	3.81%	0.67%(4)	3.22%(4)	23%	$359,624
2013	$16.54	0.63	1.20	1.83	(0.60)	(0.87)	(1.47)	$16.90	12.06%	0.68%	3.79%	41%	$348,272
2012	$15.93	0.60	0.66	1.26	(0.55)	(0.10)	(0.65)	$16.54	8.20%	0.68%	3.83%	55%	$316,325
2011	$12.62	0.51	3.30	3.81	(0.50)	—	(0.50)	$15.93	30.50%	0.69%	3.47%	17%	$284,177
2010	$12.42	0.49	0.19	0.68	(0.48)	—	(0.48)	$12.62	5.30%	0.70%	3.75%	11%	$228,101
2009	$17.46	0.46	(4.98)	(4.52)	(0.52)	—	(0.52)	$12.42	(25.89)%	0.70%	3.54%	14%	$236,734

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2013 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

16

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

17

Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81040 1402

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 28, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 28, 2014